UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia Money Market Funds

Semiannual Report – February 28, 2007

■  Columbia Cash Reserves

■  Columbia Money Market Reserves

■  Columbia Treasury Reserves

■  Columbia Government Reserves

■  Columbia Municipal Reserves

■  Columbia Tax-Exempt Reserves

■  Columbia California Tax-Exempt Reserves

■  Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Table of contents

Understanding Your Expenses	3

Financial Statements	11

Investment Portfolios	12

Statements of Assets and Liabilities	102

Statements of Operations	108

Statements of Changes in Net Assets	110

Financial Highlights	132

Notes to Financial Statements	203

Board Consideration and Re-Approval of Investment Advisory Agreements	212

Summary of Management Fee Evaluation by Independent Fee Consultant	215

Columbia Funds	221

Important Information About This Report	223

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

The views expressed in this report reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message – Columbia Money Market Funds

February 28, 2007

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Cash Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.79	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,025.29	1,023.31	1.51	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,025.09	1,023.06	1.76	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,024.50	1,022.56	2.26	2.26	0.45
Investor Class	1,000.00	1,000.00	1,024.00	1,022.07	2.76	2.76	0.55
Market Class	1,000.00	1,000.00	1,023.51	1,021.57	3.26	3.26	0.65
Daily Class	1,000.00	1,000.00	1,022.81	1,020.83	4.01	4.01	0.80
Class A	1,000.00	1,000.00	1,023.51	1,021.57	3.26	3.26	0.65
Class B	1,000.00	1,000.00	1,020.28	1,018.35	6.51	6.51	1.30
Class C	1,000.00	1,000.00	1,020.28	1,018.35	6.51	6.51	1.30
Class Z	1,000.00	1,000.00	1,025.79	1,023.80	1.00	1.00	0.20
Institutional Class	1,000.00	1,000.00	1,025.59	1,023.60	1.21	1.20	0.24
Marsico Shares	1,000.00	1,000.00	1,024.00	1,022.07	2.76	2.76	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia Money Market Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.89	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,025.39	1,023.31	1.51	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,025.09	1,023.06	1.76	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,024.60	1,022.56	2.26	2.26	0.45
Investor Class	1,000.00	1,000.00	1,024.10	1,022.07	2.76	2.76	0.55
Market Class	1,000.00	1,000.00	1,023.60	1,021.57	3.26	3.26	0.65
Daily Class	1,000.00	1,000.00	1,022.91	1,020.83	4.01	4.01	0.80
Class B	1,000.00	1,000.00	1,020.28	1,018.35	6.51	6.51	1.30
Class C	1,000.00	1,000.00	1,020.28	1,018.35	6.51	6.51	1.30
Institutional Class	1,000.00	1,000.00	1,025.69	1,023.60	1.21	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,025.49	1,023.46	1.36	1.35	0.27
G-Trust Shares	1,000.00	1,000.00	1,025.89	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia Treasury Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.49	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,024.99	1,023.31	1.51	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,024.79	1,023.06	1.76	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,024.30	1,022.56	2.26	2.26	0.45
Investor Class	1,000.00	1,000.00	1,023.80	1,022.07	2.76	2.76	0.55
Market Class	1,000.00	1,000.00	1,023.01	1,021.57	3.26	3.26	0.65
Daily Class	1,000.00	1,000.00	1,022.51	1,020.83	4.01	4.01	0.80
Class A	1,000.00	1,000.00	1,023.31	1,021.57	3.26	3.26	0.65
Class B	1,000.00	1,000.00	1,019.98	1,018.35	6.51	6.51	1.30
Institutional Class	1,000.00	1,000.00	1,025.29	1,023.60	1.21	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia Government Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.49	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,024.99	1,023.31	1.51	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,024.79	1,023.06	1.76	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,024.20	1,022.56	2.26	2.26	0.45
Investor Class	1,000.00	1,000.00	1,023.70	1,022.07	2.76	2.76	0.55
Market Class	1,000.00	1,000.00	1,023.21	1,021.57	3.26	3.26	0.65
Daily Class	1,000.00	1,000.00	1,022.51	1,020.83	4.01	4.01	0.80
Class A	1,000.00	1,000.00	1,023.21	1,021.57	3.26	3.26	0.65
Class B	1,000.00	1,000.00	1,019.89	1,018.35	6.51	6.51	1.30
Institutional Class	1,000.00	1,000.00	1,025.29	1,023.60	1.21	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,025.09	1,023.36	1.46	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,025.49	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia Municipal Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,017.21	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,016.71	1,023.31	1.50	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,016.51	1,023.06	1.75	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,016.02	1,022.56	2.25	2.26	0.45
Investor Class	1,000.00	1,000.00	1,015.52	1,022.07	2.75	2.76	0.55
Market Class	1,000.00	1,000.00	1,014.98	1,021.57	3.25	3.26	0.65
Daily Class	1,000.00	1,000.00	1,014.18	1,020.83	4.00	4.01	0.80
Class B	1,000.00	1,000.00	1,011.70	1,018.35	6.48	6.51	1.30
Class Z	1,000.00	1,000.00	1,017.21	1,023.80	1.00	1.00	0.20
Institutional Class	1,000.00	1,000.00	1,017.01	1,023.60	1.20	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,017.01	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,016.51	1,023.31	1.50	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,016.31	1,023.06	1.75	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,015.82	1,022.56	2.25	2.26	0.45
Investor Class	1,000.00	1,000.00	1,015.32	1,022.07	2.75	2.76	0.55
Daily Class	1,000.00	1,000.00	1,013.98	1,020.83	3.99	4.01	0.80
Class A	1,000.00	1,000.00	1,014.78	1,021.57	3.25	3.26	0.65
Institutional Class	1,000.00	1,000.00	1,016.81	1,023.60	1.20	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,016.61	1,023.36	1.45	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,017.01	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,016.61	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,016.12	1,023.31	1.50	1.51	0.30
Liquidity Class	1,000.00	1,000.00	1,015.82	1,023.06	1.75	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,015.32	1,022.56	2.25	2.26	0.45
Investor Class	1,000.00	1,000.00	1,014.78	1,022.07	2.75	2.76	0.55
Market Class	1,000.00	1,000.00	1,013.69	1,021.57	3.25	3.26	0.65
Daily Class	1,000.00	1,000.00	1,013.59	1,020.83	3.99	4.01	0.80
Class B	1,000.00	1,000.00	1,011.21	1,018.35	6.48	6.51	1.30
Institutional Class	1,000.00	1,000.00	1,016.41	1,023.60	1.20	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption fees or exchange fees.

09/01/06 - 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,017.01	1,023.80	1.00	1.00	0.20
Trust Class	1,000.00	1,000.00	1,016.51	1,023.31	1.50	1.51	0.30
Adviser Class	1,000.00	1,000.00	1,015.72	1,022.56	2.25	2.26	0.45
Market Class	1,000.00	1,000.00	1,014.68	1,021.57	3.25	3.26	0.65
Daily Class	1,000.00	1,000.00	1,009.30	1,020.83	2.64	4.01	0.80
Institutional Class	1,000.00	1,000.00	1,016.81	1,023.60	1.20	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,016.51	1,023.31	1.50	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,017.01	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Financial Statements – Columbia Money Market Funds, February 28, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statements of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	The notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio Columbia Cash Reserves, February 28, 2007 (Unaudited)

Corporate Bonds – 46.8%

	Par ($)	Value ($)
ACC Leasing LLC
LOC: National City Bank
5.360% 05/01/23 (a)	3,103,000	3,103,000
Acme Paper & Supply Co.
LOC: Wachovia Bank N.A.
5.490% 09/15/20 (a)	2,940,000	2,940,000
Al-Fe Heat Treating, Inc.
LOC: National City Bank
5.360% 05/01/21 (a)	5,760,000	5,760,000
Alliance & Leicester PLC
5.330% 02/08/08 (a)(b)	500,000,000	500,000,000
American Express Credit Corp.
5.420% 03/05/08 (a)	323,000,000	323,000,938
Arogas, Inc.
LOC: Wachovia Bank N.A.
5.440% 12/01/10 (a)	6,125,000	6,125,000
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
5.370% 09/01/23 (a)	1,675,000	1,675,000
Atlas Capital Funding Corp.
5.310% 07/16/07 (a)(b)	50,000,000	50,000,000
5.310% 08/28/07 (a)(b)	155,000,000	155,000,000
5.405% 09/17/07 (a)(b)	400,000,000	400,000,000
5.405% 09/25/07 (a)(b)	170,000,000	170,000,000
Bank of New York Co.
5.380% 02/27/08 (a)(b)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
5.320% 02/13/08 (a)(b)	500,000,000	500,000,000
Bear Stearns Companies, Inc.
5.330% 01/09/08 (a)	405,000,000	405,000,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
5.370% 03/01/26 (a)	2,460,000	2,460,000
Bleach Tech / LDJ Seville Ltd.
LOC: National City Bank
5.360% 11/01/35 (a)	4,610,000	4,610,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
5.370% 02/01/12 (a)	6,000,000	6,000,000
BNP Paribas
5.305% 09/26/07 (a)	820,000,000	819,884,917
5.330% 11/19/07 (a)(b)	325,000,000	325,000,000
5.331% 12/16/07 (a)	350,000,000	350,000,000

	Par ($)	Value ($)
Boozer Lumber
LOC: Wachovia Bank N.A.
5.370% 10/01/17 (a)	3,130,000	3,130,000
BRCH Corp.
LOC: Wachovia Bank N.A.
5.360% 12/01/28 (a)	8,000,000	8,000,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
5.370% 12/01/23 (a)	4,320,000	4,320,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
5.320% 09/01/24 (a)	8,500,000	8,500,000
Carrera Capital Finance LLC
5.300% 11/15/07 (a)(b)	100,000,000	99,992,956
5.310% 05/25/07 (a)(b)	100,000,000	100,000,000
CC USA, Inc.
5.325% 05/25/07 (a)(b)	175,000,000	174,995,055
Cheyne Finance LLC
5.285% 07/25/07 (a)(b)	150,000,000	149,991,000
5.288% 08/28/07 (a)(b)	150,000,000	149,988,995
5.315% 12/17/07 (a)(b)	150,000,000	149,970,979
5.315% 02/08/08 (a)(b)	100,000,000	99,977,004
5.318% 01/09/08 (a)(b)	100,000,000	99,976,264
5.325% 10/25/07 (a)(b)	18,500,000	18,498,794
5.328% 06/25/07 (a)(b)	100,000,000	99,996,096
Clinic Building LLC
LOC: National City Bank
5.360% 02/01/23 (a)	4,775,000	4,775,000
Congregation Mkor Shalom
LOC: Wachovia Bank N.A.
5.440% 06/01/23 (a)	2,025,000	2,025,000
Cornell Iron Works, Inc.
LOC: Wachovia Bank N.A.
5.370% 04/01/19 (a)	5,240,000	5,240,000
Credit Agricole SA
5.330% 02/22/08 (a)(b)	425,000,000	425,000,000
Crestmont Realty Corp.
LOC: Fifth Third Bank
5.370% 11/01/22 (a)	4,130,000	4,130,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
Cullinan Finance Corp.
5.320% 05/15/07 (a)(b)	87,000,000	86,998,212
5.320% 05/23/07 (a)(b)	100,000,000	99,997,726
5.320% 05/25/07 (a)(b)	250,000,000	249,994,178
5.320% 08/15/07 (a)(b)	275,000,000	274,988,040
5.320% 10/15/07 (a)(b)	75,000,000	74,995,210
5.320% 10/22/07 (a)(b)	200,000,000	199,987,052
5.320% 10/24/07 (a)(b)	400,000,000	399,975,313
5.320% 11/15/07 (a)(b)	100,000,000	99,992,904
5.320% 12/03/07 (a)(b)	325,000,000	324,951,784
5.320% 12/06/07 (a)(b)	424,000,000	423,936,672
5.325% 03/22/07 (a)(b)	180,000,000	179,998,964
5.430% 12/19/07 (b)	200,000,000	200,000,000
DiGerinomo Aggregates
LOC: National City Bank
5.360% 01/01/15 (a)	4,730,000	4,730,000
Driftwood Landing Corp.
LOC: Fifth Third Bank
5.360% 01/15/22 (a)	29,860,000	29,860,000
Dublin Building LLC
LOC: National City Bank
5.360% 11/01/18 (a)	1,535,000	1,535,000
Fannin and Fannin LLC
LOC: Fifth Third Bank
5.370% 12/01/24 (a)	1,810,000	1,810,000
First Tennessee Bank National Association
5.330% 02/15/08 (a)(b)	250,000,000	250,000,000
First United Pentecostal Church of West Monroe
LOC: AmSouth Bank N.A.
5.390% 03/01/23 (a)	2,505,000	2,505,000
Florida Orthopedic Institute Surgery Center LLC
LOC: Wachovia Bank N.A.
5.420% 01/01/26 (a)	3,220,000	3,220,000
Franklin Avenue Associates LP
Insured: AMBAC
5.310% 01/01/23 (a)(b)	19,825,000	19,825,000
General Electric Capital Corp.
5.445% 10/17/07 (a)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
5.370% 02/15/08 (a)(b)	219,500,000	219,500,000
5.380% 08/16/07 (a)(c)	200,000,000	200,000,000
5.380% 09/13/07 (a)(b)(c)	510,000,000	510,000,000
5.380% 09/21/07 (a)(b)(c)	430,000,000	430,000,000
5.380% 11/13/07 (a)	675,000,000	675,000,000

	Par ($)	Value ($)
Greene River Packing, Inc.
LOC: Wachovia Bank N.A.
5.490% 11/01/16 (a)	1,100,000	1,100,000
Harrier Finance Funding LLC
5.315% 10/10/07 (a)(b)	250,000,000	249,977,089
5.320% 09/17/07 (a)(b)	200,000,000	199,983,760
5.320% 11/15/07 (a)(b)	200,000,000	199,985,808
5.320% 11/28/07 (a)(b)	100,000,000	99,992,785
Herman & Kittle Capital LLC
LOC: FHLB
5.370% 02/01/37 (a)	4,250,000	4,250,000
Hudson Montessori School Project
LOC: National City Bank
5.360% 07/01/30 (a)	2,965,000	2,965,000
Irish Life & Permanent PLC
5.340% 02/22/08 (a)(b)	400,000,000	400,000,000
Jackson Tube Service, Inc.
LOC: Wachovia Bank N.A.
5.420% 12/01/15 (a)	2,540,000	2,540,000
Johnson Bible College
LOC: AmSouth Bank N.A.
5.370% 09/01/18 (a)	1,900,000	1,900,000
K2 (USA) LLC
5.320% 03/16/07 (a)(b)	175,000,000	174,999,283
5.320% 04/27/07 (a)(b)	72,000,000	71,999,319
5.320% 05/10/07 (a)(b)	75,000,000	74,998,562
5.320% 05/15/07 (a)(b)	120,000,000	119,997,534
5.320% 11/20/07 (a)(b)	100,000,000	99,992,979
5.321% 03/19/07 (a)(b)	170,000,000	169,999,169
5.325% 03/22/07 (a)(b)	180,000,000	179,998,970
5.420% 09/14/07 (b)	100,000,000	100,000,000
Kestrel Funding US LLC
5.300% 07/11/07 (a)(b)	150,000,000	149,997,105
5.300% 08/02/07 (a)(b)	100,000,000	99,997,292
L & H Holdings LLC
LOC: Wachovia Bank N.A.
5.590% 12/01/24 (a)	2,580,000	2,580,000
Lee Family Partnership LLC
LOC: Wachovia Bank N.A.
5.370% 06/01/34 (a)	4,400,000	4,400,000
Lehman Brothers Holdings, Inc.
5.310% 02/14/08 (a)	400,000,000	400,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
Liberty Lighthouse Co. LLC
5.310% 06/08/07 (a)(b)	100,000,000	99,994,657
5.320% 05/02/07 (a)(b)	200,000,000	199,993,902
5.320% 10/10/07 (a)(b)	100,000,000	99,987,989
5.320% 10/30/07 (a)(b)	150,000,000	149,980,765
5.320% 12/03/07 (a)(b)	100,000,000	99,985,226
5.329% 03/01/07 (a)(b)	75,000,000	75,000,000
Links Finance LLC
5.320% 11/20/07 (a)(b)	100,000,000	99,992,767
5.323% 11/20/07 (a)(b)	100,000,000	99,992,979
5.325% 10/22/07 (a)(b)	100,000,000	99,996,798
Liquid Funding Ltd.
5.325% 12/21/07 (a)	200,000,000	199,976,400
5.325% 01/15/08 (a)(b)	200,000,000	199,974,033
5.330% 11/15/07 (a)(b)	75,000,000	74,994,678
5.333% 09/06/07 (a)(b)	100,000,000	99,989,672
5.343% 09/28/07 (a)(b)	200,000,000	199,978,247
5.400% 08/01/07 (a)(b)	150,000,000	149,993,694
LRC Meadows Investors LLC
LOC: JPMorgan Chase Bank
5.410% 12/01/34 (a)	1,300,000	1,300,000
M&P Richfield LLC
LOC: U.S. Bank N.A.
5.360% 10/01/28 (a)	1,980,000	1,980,000
Macatawa Capital Partners LLC
LOC: Fifth Third Bank
5.490% 04/01/29 (a)	150,000	150,000
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
5.370% 06/01/23 (a)	4,850,000	4,850,000
Marital Trust
LOC: AmSouth Bank N.A.
5.370% 12/01/09 (a)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
5.300% 02/22/08 (a)	710,000,000	710,000,000
5.330% 02/15/08 (a)	625,000,000	625,000,000
5.490% 03/19/07 (a)	146,000,000	146,010,451
Metropolitan Life Global Funding I
5.431% 03/16/07 (a)(b)	125,500,000	125,505,229
Michael J. Barry
LOC: AmSouth Bank N.A.
5.370% 11/01/24 (a)	5,585,000	5,585,000
Midtown Church of Christ
LOC: Wachovia Bank N.A.
5.520% 11/01/22 (a)	2,160,000	2,160,000

	Par ($)	Value ($)
Morgan Stanley
5.360% 02/01/08 (a)	677,200,000	677,200,000
5.400% 02/04/08 (a)	499,000,000	499,000,000
5.410% 02/27/08 (a)	180,200,000	180,200,000
Natexis Banques Populaires NY
5.350% 12/07/07 (a)(b)	575,000,000	575,000,000
National Australia Bank Ltd.
5.345% 01/18/08 (a)(b)	500,000,000	500,000,000
National Rural Utilities Cooperative Finance Corp.
5.310% 02/29/08 (a)	320,000,000	320,000,000
Nordea Bank AB
5.300% 02/08/08 (a)(b)	300,000,000	300,000,000
Northern Rock PLC
5.340% 02/05/08 (a)(b)	861,000,000	861,005,806
5.443% 01/09/08 (a)(b)	101,500,000	101,500,000
Okolona Christian Church Project
LOC: National City Bank
5.360% 11/01/22 (a)	6,756,000	6,756,000
Pearlstine Distributors, Inc.
LOC: Wachovia Bank N.A.
5.370% 03/01/23 (a)	4,090,000	4,090,000
Persimmon Ridge Golf Course
LOC: Fifth Third Bank
5.370% 04/01/14 (a)	2,725,000	2,725,000
Premier Asset Collateralized Entity LLC
5.330% 10/19/07 (a)(b)	50,000,000	49,996,800
5.340% 12/21/07 (a)(b)	170,000,000	170,000,000
RDR Investment Co. LLC
LOC: Wachovia Bank N.A.
5.540% 11/01/19 (a)	1,440,000	1,440,000
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A.
5.540% 01/01/25 (a)	965,000	965,000
Redcay Funding LLC
LOC: SunTrust Bank
5.330% 11/01/25 (a)	2,080,000	2,080,000
RH Sheppard Co., Inc.
LOC: Wachovia Bank N.A.
5.320% 06/01/11 (a)	19,292,000	19,292,000
RT Anderson LLC
LOC: Regions Bank
5.370% 01/01/29 (a)	5,620,000	5,620,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
S&S Firestone, Inc.
LOC: JPMorgan Chase Bank
5.400% 12/01/33 (a)	7,350,000	7,350,000
Sahtooma LLC
LOC: Wachovia Bank N.A.
5.490% 04/01/15 (a)	3,550,000	3,550,000
Schulte Corp.
LOC: Fifth Third Bank
5.370% 09/01/24 (a)	2,780,000	2,780,000
Security Self-Storage, Inc.
LOC: Fifth Third Bank
5.370% 05/01/35 (a)	2,800,000	2,800,000
Sedna Finance, Inc.
5.320% 04/13/07 (a)(b)	100,000,000	99,998,822
5.320% 05/15/07 (a)(b)	75,000,000	74,998,459
5.320% 05/18/07 (a)(b)	85,000,000	84,998,184
5.320% 05/25/07 (a)(b)	70,000,000	69,998,370
5.325% 10/16/07 (a)(b)	150,000,000	149,995,295
5.325% 10/23/07 (a)(b)	200,000,000	199,987,069
5.325% 12/07/07 (a)(b)	289,000,000	288,988,845
5.326% 06/05/07 (a)(b)	100,000,000	99,997,370
5.328% 10/19/07 (a)(b)	100,000,000	99,995,233
Servaas, Inc.
LOC: Fifth Third Bank
5.370% 03/01/13 (a)	5,190,000	5,190,000
Seventh Avenue Associates
LOC: National City Bank
5.360% 01/01/27 (a)	6,365,000	6,365,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
5.370% 05/01/24 (a)	8,720,000	8,720,000
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
5.490% 03/15/49 (a)	1,780,000	1,780,000
Sigma Finance, Inc.
5.200% 04/13/07 (b)	200,000,000	200,000,000
5.200% 04/20/07 (b)	200,000,000	200,000,000
5.321% 03/16/07 (a)(b)	231,000,000	230,999,053
5.420% 09/14/07 (b)	200,000,000	200,000,000
5.420% 09/17/07 (b)	500,000,000	500,000,000
SJD Service Co.
LOC: Fifth Third Bank
5.370% 10/01/23 (a)	2,660,000	2,660,000

	Par ($)	Value ($)
SLM Corp.
5.320% 02/12/08 (a)(b)	65,000,000	65,000,000
5.330% 02/20/08 (a)(b)	162,000,000	162,000,000
South Georgia Motor Sports Park LLC
LOC: Columbus Bank & Trust Co.
5.370% 06/01/24 (a)	2,010,000	2,010,000
Southland Tube, Inc.
LOC: Wachovia Bank N.A.
5.390% 06/01/10 (a)	4,425,000	4,425,000
Springside Corp. Exchange Partners I LLC
LOC: U.S. Bank N.A.
5.360% 02/01/36 (a)	2,010,000	2,010,000
Stanfield Victoria Funding LLC
5.300% 02/25/08 (a)(b)	200,000,000	199,992,945
5.320% 05/10/07 (a)(b)	100,000,000	99,998,082
5.320% 10/17/07 (a)(b)	100,000,000	99,987,534
5.325% 03/20/07 (a)(b)	100,000,000	99,999,479
5.325% 03/21/07 (a)(b)	100,000,000	99,999,452
5.325% 09/27/07 (a)(b)	100,000,000	99,988,493
5.325% 10/03/07 (a)(b)	100,000,000	99,988,164
5.325% 10/12/07 (a)(b)	100,000,000	99,990,804
Suncoast Beverage Sales LP
LOC: Wachovia Bank N.A.
5.320% 06/01/16 (a)(b)	3,025,000	3,025,000
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
5.370% 04/01/19 (a)	4,900,000	4,900,000
Tango Finance Corp.
5.320% 05/10/07 (a)(b)	45,000,000	44,999,137
5.320% 05/25/07 (a)(b)	145,500,000	145,496,602
5.320% 09/17/07 (a)(b)	94,000,000	93,994,487
5.320% 10/15/07 (a)(b)	64,000,000	63,996,024
5.320% 10/25/07 (a)(b)	450,000,000	449,971,054
5.323% 10/22/07 (a)(b)	66,500,000	66,496,806
5.324% 06/29/07 (a)(b)	50,000,000	49,997,214
Temple Beth AHM
LOC: Wachovia Bank N.A.
5.470% 12/01/21 (a)	1,960,000	1,960,000
Unicredito Italiano Bank Ireland
5.330% 02/08/08 (a)(b)	1,040,000,000	1,040,000,000
5.330% 02/14/08 (a)(b)	550,000,000	550,000,000
5.330% 02/15/08 (a)(b)	900,000,000	900,000,000
Wells Fargo & Co.
5.330% 02/15/08 (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
West Ridge Enterprises
LOC: Wachovia Bank N.A.
5.440% 12/01/13 (a)	5,640,000	5,640,000
Westpac Banking Corp.
5.340% 01/04/08 (a)(b)	288,750,000	288,750,000
Whistlejacket Capital LLC
5.320% 10/19/07 (a)(b)	50,000,000	49,993,644
5.320% 10/22/07 (a)(b)	200,000,000	199,974,387
5.320% 12/10/07 (a)(b)	115,000,000	114,982,202
5.320% 12/17/07 (a)(b)	50,000,000	49,992,071
White Pine Finance LLC
5.310% 05/17/07 (a)(b)	147,000,000	146,993,798
5.310% 06/07/07 (a)(b)	150,000,000	149,996,279
5.320% 04/18/07 (a)(b)	112,000,000	111,998,527
5.320% 10/16/07 (a)(b)	160,000,000	159,979,923
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
5.320% 06/01/18 (a)	8,460,000	8,460,000
Total Corporate Bonds (cost of $29,792,903,609)		29,792,903,609

Certificates of Deposit – 14.7%

ABN AMRO Bank NV
5.380% 06/13/07 (a)	400,000,000	400,000,000
Barclays Bank PLC NY
5.450% 06/12/07	739,000,000	739,000,000
5.500% 06/18/07	284,000,000	284,000,000
Canadian Imperial Bank of Commerce NY
5.400% 03/17/08 (a)	20,000,000	20,000,000
Credit Agricole Indo NY
5.420% 06/04/07	100,000,000	99,991,055
Credit Agricole SA
5.000% 03/09/07	581,000,000	581,000,000
5.260% 04/05/07	546,250,000	546,250,000
5.300% 04/18/07	704,000,000	704,000,000
5.520% 06/18/07	284,000,000	284,000,000
Credit Suisse NY
5.250% 04/03/07	700,000,000	700,000,000
5.420% 12/04/07	375,000,000	375,000,000
5.420% 01/16/08	686,000,000	686,000,000
DEPFA Bank PLC NY
5.400% 12/14/07 (a)	125,000,000	125,000,000

	Par ($)	Value ($)
Deutsche Bank AG NY
5.400% 11/21/07	350,000,000	350,000,000
5.400% 12/12/07	680,000,000	680,000,000
Dresdner Bank AG
5.335% 07/16/07	300,000,000	300,000,000
KeyBank N.A.
5.000% 07/17/07	2,600,000	2,595,257
Natexis Banques Populaires NY
5.410% 08/13/07 (a)	728,000,000	728,000,000
5.420% 12/12/07	125,000,000	125,000,000
Societe Generale
5.335% 07/16/07	596,000,000	596,000,000
5.500% 06/18/07	284,000,000	284,000,000
Swedbank AB NY
5.315% 09/17/07 (a)	753,000,000	752,899,669
Total Certificates of Deposit (cost of $9,362,735,981)		9,362,735,981

Commercial Paper – 10.8%

Amstel Funding Corp.
5.260% 04/16/07 (b)(d)	180,668,000	179,453,710
Atlas Capital Funding Corp.
5.205% 08/06/07 (b)(d)	50,000,000	48,857,792
Concord Minutemen Capital Co. LLC
5.257% 03/13/07 (b)(d)	150,114,000	149,850,937
Countrywide Financial Corp.
5.290% 03/01/07 (d)	230,000,000	230,000,000
5.290% 03/09/07 (d)	400,000,000	399,529,778
5.300% 03/06/07 (d)	335,814,000	335,566,804
5.370% 03/01/07 (d)	577,093,000	577,093,000
Crown Point Capital Co. LLC
5.310% 03/15/07 (a)(b)	150,000,000	149,998,819
FCAR Owner Trust I
5.210% 07/25/07 (d)	100,000,000	97,887,056
5.210% 08/21/07 (d)	125,000,000	121,870,382
5.250% 05/14/07 (d)	150,000,000	148,381,250
5.250% 05/15/07 (d)	250,000,000	247,265,625
Giro Balanced Funding Corp.
5.260% 04/02/07 (b)(d)	91,348,000	90,920,897
5.280% 03/14/07 (b)(d)	111,400,000	111,187,597
5.280% 03/20/07 (b)(d)	326,348,000	325,438,577
Giro Funding US Corp.
5.295% 04/16/07 (a)(b)	150,000,000	149,997,148

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Commercial Paper (continued)

	Par ($)	Value ($)
Grampian Funding LLC
5.205% 07/24/07 (b)(d)	100,000,000	97,903,542
Greyhawk Funding LLC
5.275% 04/05/07 (b)(d)	104,000,000	103,466,639
Kestrel Funding US LLC
5.250% 05/21/07 (b)(d)	66,923,000	66,132,472
Klio III Funding Corp.
5.250% 04/17/07 (b)(d)	101,246,000	100,552,043
Millstone Funding Corp.
5.250% 05/25/07 (b)(d)	146,832,000	145,011,895
5.280% 03/26/07 (b)(d)	87,757,000	87,435,224
New Center Asset Trust
5.210% 08/17/07 (d)	388,000,000	378,510,274
Paradigm Funding LLC
5.330% 03/01/07 (b)(d)	371,626,000	371,626,000
Rhineland Funding Capital Corp.
5.260% 05/16/07 (b)(d)	30,000,000	29,666,867
5.270% 05/09/07 (b)(d)	51,331,000	50,812,514
5.270% 05/10/07 (b)(d)	100,000,000	98,975,278
5.280% 03/06/07 (b)(d)	40,000,000	39,970,667
5.280% 03/09/07 (b)(d)	23,963,000	23,934,883
5.290% 03/15/07 (b)(d)	21,834,000	21,789,083
5.290% 03/22/07 (b)(d)	31,000,000	30,904,339
5.290% 03/23/07 (b)(d)	23,756,000	23,679,202
5.290% 03/26/07 (b)(d)	5,000,000	4,981,632
5.300% 03/15/07 (b)(d)	47,634,000	47,535,821
5.300% 03/26/07 (b)(d)	55,216,000	55,012,774
5.300% 03/27/07 (b)	148,000,000	147,997,921
5.310% 03/15/07 (b)(d)	185,031,000	184,648,911
5.320% 04/10/07 (b)(d)	100,924,000	100,327,427
5.320% 04/13/07 (b)(d)	93,808,000	93,211,902
5.330% 04/05/07 (b)(d)	49,382,000	49,126,105
5.340% 03/13/07 (b)(d)	92,497,000	92,332,355
5.340% 03/20/07 (b)(d)	618,448,000	616,705,007
5.340% 08/14/07 (a)(b)	179,000,000	178,991,800
5.345% 03/20/07 (a)(b)	100,000,000	99,999,465
Silver Tower US Funding
5.250% 04/30/07 (b)(d)	100,000,000	99,125,000
5.250% 05/15/07 (b)(d)	61,000,000	60,332,813
Total Commercial Paper (cost of $6,863,999,227)		6,863,999,227

Asset-Backed Securities – 5.3%

Capital Auto Receivables Asset Trust
5.340% 12/15/07 (b)	84,050,866	84,050,866

	Par ($)	Value ($)
Carlyle Loan Investment Ltd.
5.370% 01/15/08 (a)(b)(c)	65,000,000	65,000,000
5.410% 10/15/07 (a)(b)(c)	125,000,000	125,000,000
Cheyene High Grade ABS CDO Ltd.
5.370% 11/13/07 (a)(b)	300,000,000	300,000,000
Davis Square Funding Ltd.
5.390% 10/16/38 (a)(b)(c)	150,000,000	150,000,000
Granite Master Issuer PLC
5.290% 08/20/54 (a)(b)	250,000,000	250,000,000
Interstar Millennium Trust
5.300% 05/27/38 (a)(b)	228,667,475	228,667,475
Paragon Mortgages PLC
5.300% 11/15/38 (a)(b)	659,594,514	659,594,514
5.310% 01/15/39 (a)(b)	352,537,457	352,537,457
5.310% 10/15/41 (a)(b)	278,409,524	278,409,524
5.320% 06/15/41 (a)(b)	547,665,073	547,665,073
Putnam Structured Product CDO
5.400% 01/15/38 (a)(b)(c)	176,000,000	176,000,000
5.460% 02/25/32 (a)(b)(c)	46,852,211	46,852,211
Saturn Ventures II, Inc.
5.380% 05/07/07 (a)(b)(c)	90,908,000	90,908,000
Total Asset-Backed Securities (cost of $3,354,685,120)		3,354,685,120

Extendible Commercial Notes – 4.9%

Brahms Funding Corp.
5.270% 04/11/07 (b)(d)	119,793,000	119,074,009
5.280% 03/20/07 (b)(d)	79,243,000	79,022,176
Capital One Multi-Asset Execution Trust
5.270% 03/29/07 (b)(d)	101,600,000	101,183,553
Citibank Credit Card Master Trust
5.255% 05/15/07 (b)(d)	200,000,000	197,810,417
Deer Valley Funding LLC
5.250% 05/15/07 (b)(d)	96,331,000	95,277,380
5.280% 03/09/07 (b)(d)	100,476,000	100,358,108
5.280% 03/26/07 (b)(d)	5,000,000	4,981,667
KKR Atlantic Funding Trust
5.300% 03/23/07 (b)(d)	293,500,000	292,549,386
KKR Pacific Funding Trust
5.290% 03/28/07 (b)(d)	448,233,000	446,454,636
Monument Gardens Funding LLC
5.280% 03/22/07 (b)(d)	151,457,000	150,990,513

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Extendible Commercial Notes (continued)

	Par ($)	Value ($)
Ormond Quay Funding LLC
5.280% 08/30/07 (a)(b)	137,500,000	137,479,589
5.315% 06/14/07 (a)(b)	100,000,000	99,993,161
Rams Funding Two LLC
5.300% 03/09/07 (b)(d)	112,672,000	112,539,297
Thornburg Mortgage Capital Resources LLC
5.280% 03/08/07 (b)(d)	40,000,000	39,958,933
5.280% 03/12/07 (b)(d)	57,750,000	57,656,830
5.280% 03/22/07 (b)(d)	135,000,000	134,584,200
5.290% 04/05/07 (b)(d)	194,000,000	193,002,247
5.300% 10/03/07 (a)(b)	300,000,000	299,982,198
Tulip Funding Corp.
5.290% 03/01/07 (b)(d)	184,673,000	184,673,000
5.300% 04/02/07 (b)(d)	249,000,000	247,826,933
Total Extendible Commercial Notes (cost of $3,095,398,233)		3,095,398,233

Time Deposit – 3.1%

Societe Generale
5.375% 03/01/07	1,400,000,000	1,400,000,000
SunTrust Bank
5.281% 03/01/07	590,873,000	590,873,000
Total Time Deposit (cost of $1,990,873,000)		1,990,873,000

Funding Agreements – 2.1%

Genworth Life Insurance Co.
5.450% 05/16/07 (a)(c)	100,000,000	100,000,000
Jackson National Life Global Funding
5.340% 02/22/08 (a)(b)(c)	300,000,000	300,000,000
5.450% 06/14/07 (a)(c)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
5.440% 07/27/07 (a)(c)	182,000,000	182,000,000
5.440% 02/11/08 (a)(c)	50,000,000	50,000,000
Transamerica Occidental Life Insurance Co.
5.410% 03/03/08 (a)(c)	300,000,000	300,000,000
5.490% 03/28/08 (a)(c)	20,000,000	20,000,000
5.520% 03/28/08 (a)(c)	100,000,000	100,000,000
5.560% 03/28/08 (a)(c)	242,000,000	242,000,000
Total Funding Agreements (cost of $1,344,000,000)		1,344,000,000

Municipal Bonds – 0.8%

	Par ($)	Value ($)
Alabama – 0.0%
AL Albertville Industrial Development Board
Mitchell Grocery Group,
Series 2004,
LOC: Regions Bank
5.370% 05/01/24 (a)	7,800,000	7,800,000
AL City of Atmore
Series 2004 B,
LOC: Southtrust Bank N.A.
5.370% 01/01/34 (a)	2,595,000	2,595,000
Alabama Total		10,395,000
Arizona – 0.0%
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 B,
LOC: JPMorgan Chase Bank
5.400% 10/01/30 (a)	2,120,000	2,120,000
Arizona Total		2,120,000
California – 0.1%
CA Access to Loans for Learning Student Corp.
Series 2001 II-A-6,
LOC: State Street Bank & Trust Co.
5.330% 07/01/36 (a)	12,300,000	12,300,000
CA Educational Facilities Authority
University of Judaism,
Series 1998 B,
LOC: Allied Irish Bank
5.390% 12/01/28 (a)	5,800,000	5,800,000
California Total		18,100,000
Connecticut – 0.0%
CT Industrial Development Revenue
Latex Foam International,
Series 2002,
LOC: Wachovia Bank N.A.
5.420% 01/01/10 (a)	5,200,000	5,200,000
Connecticut Total		5,200,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Florida – 0.5%
FL Housing Finance Corp.
Waterford Pointe Apartments Ltd.,
Series 2000 E-2,
Guarantor: FNMA
5.400% 02/15/33 (a)	950,000	950,000
FL Hurricane Catastrophe Fund
Series 2006 B,
5.330% 08/15/07 (a)	318,000,000	318,000,000
Florida Total		318,950,000
Georgia – 0.0%
GA Columbus Development Authority
Woodmont Properties,
Series 2004,
LOC: Columbia Bank & Trust
5.370% 12/01/24 (a)	6,345,000	6,345,000
Georgia Total		6,345,000
Indiana – 0.0%
IN Michigan City Economic Development Revenue
Consolidated Biscuit Co.,
Series 1998,
LOC: Fifth Third Bank
5.370% 10/01/13 (a)	1,720,000	1,720,000
Indiana Total		1,720,000
Kansas – 0.0%
KS Manhattan Industrial Development Revenue
Florence Corp.,
Series 2003,
LOC: Harris Trust Co. of California
5.370% 04/01/28 (a)	6,800,000	6,800,000
Kansas Total		6,800,000
Kentucky – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank
5.370% 10/01/27 (a)	1,980,000	1,980,000

	Par ($)	Value ($)
KY Webster County Industrial Revenue
Green River Collieries LLC,
Series 2004,
LOC: Regions Bank
5.330% 11/01/24 (a)	7,540,000	7,540,000
Kentucky Total		9,520,000
Maryland – 0.0%
MD Health & Higher Educational Facilities Authority
Glen Meadows Retirement Community,
Series 1999 B,
LOC: Wachovia Bank N.A.
5.320% 07/01/29 (a)	11,550,000	11,550,000
MD Industrial Development Financing Authority
Series 1998,
LOC: Wachovia Bank N.A.
5.440% 08/01/18 (a)	1,665,000	1,665,000
Maryland Total		13,215,000
Massachusetts – 0.0%
MA Development Financing Agency
Whalers Cove LP,
Series 2001 B,
LOC: Wachovia Bank N.A.
5.490% 09/01/34 (a)	1,750,000	1,750,000
Massachusetts Total		1,750,000
Minnesota – 0.0%
MN Higher Education Facilities Authority
Concordia University,
Series 2003,
LOC: U.S. Bank N.A.
5.370% 04/01/27 (a)	6,070,000	6,070,000
Minnesota Total		6,070,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
New Jersey – 0.0%
NJ Economic Development Authority
Melrich Road Development Co. LLC,
Series 2002 B,
LOC: Wachovia Bank N.A.
5.520% 05/01/09 (a)	500,000	500,000
New Jersey Total		500,000
New York – 0.1%
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002 A,
LOC: Bayerische Landesbank
5.300% 06/01/33 (a)	18,507,000	18,507,000
New York Total		18,507,000
North Carolina – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
5.330% 02/01/25 (a)	3,951,000	3,951,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
5.440% 04/01/18 (a)	2,335,000	2,335,000
NC Wake Forest University
Series 1997,
LOC: Wachovia Bank N.A.
5.320% 07/01/17 (a)	183,000	183,000
North Carolina Total		6,469,000

	Par ($)	Value ($)
Texas – 0.1%
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
5.300% 12/01/33 (a)	39,280,000	39,280,000
Series 1997 B-2,
SPA: DEPFA Bank PLC
5.300% 12/01/29 (a)	5,215,000	5,215,000
Series 2003,
SPA: State Street Bank & Trust Co.
5.310% 12/01/23 (a)	8,810,000	8,810,000
Series 2004,
SPA: Dexia Credit Local
5.300% 12/01/24 (a)	16,535,000	16,535,000
Series 2005,
SPA: Dexia Credit Local
5.300% 12/01/26 (a)	2,972,000	2,972,000
Texas Total		72,812,000
Virginia – 0.0%
VA Richmond Redevelopment & Housing Authority
Series 1995 B,
LOC : Wachovia Bank N.A.
5.400% 12/01/25 (a)	2,310,000	2,310,000
Virginia Total		2,310,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: DEPFA Bank PLC
5.300% 09/01/37 (a)	16,735,000	16,735,000
Wisconsin Total		16,735,000
Total Municipal Bonds (cost of $517,518,000)		517,518,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Repurchase Agreements – 11.6%

	Par ($)	Value ($)
Repurchase agreement with ABN AMRO Bank US, dated 02/28/07, due on 03/01/07, at 5.330%, collateralized by FHLB, FCSB, FHLMC and FNMA bonds with various maturities to 05/01/36, market value $816,000,688 (repurchase proceeds $800,118,444)	800,000,000	800,000,000
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.330%, collateralized by FNMA and FHLMC bonds with various maturities to 02/01/47, market value $408,000,000 (repurchase proceeds $400,059,222)	400,000,000	400,000,000
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.353%, collateralized by asset-backed securities with various maturities to 11/25/46, market value $386,250,000 (repurchase proceeds $350,052,043)	350,000,000	350,000,000
Repurchase agreement with BNP Paribas, dated 02/28/07, due on 03/01/07, at 5.363%, collateralized by corporate bonds with various maturities to 12/16/36, market value $206,000,000 (repurchase proceeds $200,029,794)	200,000,000	200,000,000
Repurchase agreement with Countrywide Securities Corp., dated 02/28/07, due on 03/01/07, at 5.330%, collateralized by FNMA, FHLB, FHLMC and FCSB bonds with various maturities to 08/06/38, market value $510,000,000 (repurchase proceeds $500,074,028)	500,000,000	500,000,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 02/28/07, due on 03/01/07, at 5.340%, collateralized by corporate bonds and commercial paper with various maturities to 12/01/66, market value $925,002,383 (repurchase proceeds $900,133,500)	900,000,000	900,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/07, due on 03/01/07, at 5.320%, collateralized by FNMA, FHLB, FCSB and FHLMC bonds with various maturities to 02/25/19, market value $167,534,050 (repurchase proceeds $164,273,272)	164,249,000	164,249,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/07, due on 03/01/07, at 5.363%, collateralized by asset-backed securities with various maturities to 09/19/45, market value $206,000,000 (repurchase proceeds $200,029,794)	200,000,000	200,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/28/07, due on 03/01/07, at 5.340%, collateralized by commercial paper with various maturities to 06/08/07, market value $714,000,000 (repurchase proceeds $700,103,833)	700,000,000	700,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/28/07, due on 03/01/07, at 5.350%, collateralized by commercial paper with various maturities to 10/26/07, market value $1,173,008,856 (repurchase proceeds $1,150,170,903)	1,150,000,000	1,150,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves, February 28, 2007 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Lynch, dated 02/28/07, due on 03/01/07, at 5.340%, collateralized by commercial paper and certificates of deposit with various maturities to 07/02/07, market value $510,000,066 (repurchase proceeds $500,074,167)	500,000,000	500,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 02/28/07, due on 03/01/07, at 5.370%, collateralized by commercial paper with various maturities to 08/28/07, market value $1,530,000,000 (repurchase proceeds $1,500,223,750)	1,500,000,000	1,500,000,000
Total Repurchase Agreements (cost of $7,364,249,000)		7,364,249,000
Total Investments – 100.1% (cost of $63,686,362,170)(e)		63,686,362,170
Other Assets & Liabilities, Net – (0.1)%		(52,787,260)
Net Assets – 100.0%		63,633,574,910

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $34,058,828,314, which represents 53.5% of net assets.

Security	Acquisition Date	Acquisition Cost
Carlyle Loan Investment Ltd.
5.370% 01/15/08	12/15/05	$25,000,000
5.410% 10/15/07	10/11/06	125,000,000
Davis Square Funding Ltd. 5.390% 10/16/38	10/15/03	150,000,000
Goldman Sachs Group, Inc. 5.380% 09/13/07 5.380% 09/21/07	12/07/05 06/22/06	510,000,000 430,000,000
Jackson National Life Global Funding 5.340% 02/22/08	11/24/06	300,000,000
Putnam Structured Product CDO 5.460% 02/25/32 5.480% 01/15/38	11/27/06 07/13/06	50,000,000 176,000,000
Saturn Ventures II, Inc. 5.380% 05/07/07	11/07/06	100,000,000
		$1,866,000,000

(c) Illiquid security.

(d) The rate shown represents the discount rate at the date of purchase.

(e) Cost for federal income tax purposes is $63,686,362,170.

Acronym	Name

AMBAC	Ambac Assurance Corp.

FCSB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Money Market Reserves, February 28, 2007 (Unaudited)

Corporate Bonds – 33.2%

	Par ($)	Value ($)
Alliance & Leicester PLC
5.330% 02/08/08 (a)(b)	125,000,000	125,000,000
American Express Credit Corp.
5.420% 03/05/08 (a)	50,000,000	50,000,000
Atlas Capital Funding Corp.
5.310% 10/25/07 (a)(b)	70,000,000	70,000,000
BNP Paribas
5.305% 09/26/07 (a)	100,000,000	99,985,966
5.331% 12/16/07 (a)	116,000,000	116,000,000
Carrera Capital Finance LLC
5.300% 11/26/07 (a)(b)	30,000,000	30,000,000
5.310% 08/24/07 (a)(b)	50,000,000	50,000,000
5.333% 12/06/07 (a)(b)	25,000,000	25,000,000
5.340% 09/28/07 (a)(b)	100,000,000	100,000,000
5.340% 12/12/07 (a)(b)	40,000,000	40,000,000
Cheyne Finance LLC
5.318% 03/26/07 (a)(b)	50,000,000	49,998,658
5.323% 04/10/07 (a)(b)	75,000,000	74,997,708
5.325% 10/25/07 (a)(b)	25,000,000	24,998,370
5.328% 03/15/07 (a)(b)	50,000,000	49,999,850
Cullinan Finance Corp.
5.320% 10/15/07 (a)(b)	100,000,000	99,993,736
5.320% 10/24/07 (a)(b)	100,000,000	99,993,828
5.320% 11/15/07 (a)(b)	150,000,000	149,989,356
5.320% 12/03/07 (a)(b)	125,000,000	124,981,456
5.320% 12/06/07 (a)(b)	75,000,000	74,988,798
Fifth Third Bancorp
5.320% 02/22/08 (a)(b)	20,000,000	20,000,000
General Electric Capital Corp.
5.445% 10/17/07 (a)	50,000,000	50,000,196
Goldman Sachs Group, Inc.
5.380% 09/13/07 (a)(b)(c)	140,000,000	140,000,000
5.380% 09/21/07 (a)(b)(c)	70,000,000	70,000,000
5.380% 11/13/07 (a)	250,000,000	250,000,000
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A.
5.400% 09/01/28 (a)	2,000,000	2,000,000
Harrier Finance Funding LLC
5.315% 10/12/07 (a)(b)	100,000,000	99,990,728
5.320% 11/15/07 (a)(b)	75,000,000	74,994,678
HBOS Treasury Services PLC
5.390% 02/01/08 (a)(b)	20,000,000	20,000,000
HSBC Finance Corp.
5.400% 05/10/07 (a)	125,000,000	125,014,328

	Par ($)	Value ($)
K2 (USA) LLC
5.313% 03/16/07 (a)(b)	60,000,000	59,999,749
5.320% 03/15/07 (a)(b)	140,000,000	139,999,463
5.320% 10/25/07 (a)(b)	200,000,000	199,980,764
5.323% 03/28/07 (a)(b)	75,000,000	74,999,445
5.325% 03/09/07 (a)(b)	150,000,000	150,001,121
5.325% 03/22/07 (a)(b)	100,000,000	99,999,428
Kestrel Funding U.S. LLC
5.290% 09/20/07 (a)(b)	100,000,000	99,994,438
5.335% 07/26/07 (a)(b)	100,000,000	100,000,000
Links Finance LLC
5.320% 04/02/07 (a)(b)	153,000,000	152,998,655
5.324% 03/30/07 (a)(b)	100,000,000	99,999,205
LP Pinewood SPV LLC
LOC: Wachovia Bank N.A.
5.320% 02/01/18 (a)	4,719,000	4,719,000
Merrill Lynch & Co., Inc.
5.330% 02/15/08 (a)	125,000,000	125,000,000
Morgan Stanley
5.360% 02/01/08 (a)	202,230,000	202,230,000
5.410% 02/27/08 (a)	280,000,000	280,011,429
5.485% 07/27/07 (a)	133,851,000	133,925,288
Natexis Banques Populaires NY
5.330% 02/15/08 (a)(b)	125,000,000	125,002,127
5.350% 12/07/07 (a)(b)	265,000,000	265,000,000
Northern Rock PLC
5.240% 05/11/07 (b)(d)	200,000,000	197,933,111
5.485% 10/19/07 (a)(b)	54,950,000	54,997,405
Rio Bravo LLC
LOC: Wells Fargo Bank N.A.
5.400% 12/01/33 (a)	4,300,000	4,300,000
Sedna Finance, Inc.
5.325% 09/28/07 (a)(b)	145,000,000	145,000,000
5.325% 12/07/07 (a)(b)	125,000,000	124,995,175
Sigma Finance, Inc.
5.200% 04/20/07 (b)	50,000,000	50,000,000
5.325% 03/19/07 (a)(b)	350,000,000	349,998,293
Stanfield Victoria Funding LLC
5.320% 04/23/07 (a)(b)	100,000,000	99,998,556
5.325% 09/17/07 (a)(b)	197,000,000	196,978,529
5.325% 12/17/07 (a)(b)	200,000,000	199,975,665
Suncoast Beverage Sales LP
LOC: Wachovia Bank N.A.
5.320% 06/01/16 (a)(b)	3,160,000	3,160,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves, February 28, 2007 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
Tango Finance Corp.
5.320% 10/15/07 (a)(b)	75,000,000	74,995,302
5.320% 11/19/07 (a)(b)	80,000,000	79,994,220
5.370% 11/20/07 (a)(b)	50,000,000	50,013,350
Unicredito Italiano Bank Ireland
5.330% 02/14/08 (a)(b)	100,000,000	100,000,000
Wells Fargo & Co.
5.330% 02/15/08 (a)(b)	25,000,000	25,000,000
Westpac Banking Corp.
5.340% 01/04/08 (a)(b)	400,000,000	400,000,000
Whistlejacket Capital LLC
5.320% 03/22/07 (a)(b)	50,000,000	49,999,569
5.320% 10/16/07 (a)(b)	95,000,000	94,988,282
5.320% 11/01/07 (a)(b)	35,000,000	34,995,028
5.320% 11/21/07 (a)(b)	49,000,000	48,996,442
5.320% 12/07/07 (a)(b)	100,000,000	99,985,986
5.320% 12/11/07 (a)(b)	57,000,000	56,991,099
5.321% 03/23/07 (a)(b)	50,000,000	49,999,548
White Pine Finance LLC
5.310% 05/15/07 (a)(b)	75,000,000	74,996,918
5.311% 03/26/07 (a)(b)	75,000,000	74,998,712
5.320% 10/16/07 (a)(b)	85,000,000	84,989,334
5.321% 03/26/07 (a)(b)	40,000,000	39,999,588
5.340% 10/09/07 (a)(b)	50,000,000	50,003,302
5.340% 10/10/07 (a)(b)	50,000,000	50,004,049
Total Corporate Bonds (cost of $7,590,075,231)		7,590,075,231

Commercial Paper – 14.9%

Amstel Funding Corp.
5.250% 04/16/07 (b)(d)	129,408,000	128,539,888
Atlas Capital Funding Corp.
5.300% 03/13/07 (a)(b)	100,000,000	100,000,000
5.300% 05/25/07 (a)(b)	200,000,000	199,995,354
Carrera Capital Finance LLC
5.350% 03/19/07 (a)(b)	82,000,000	82,000,000
Charta Corp.
5.255% 04/13/07 (b)(d)	200,000,000	198,744,639
5.265% 04/10/07 (b)(d)	49,500,000	49,210,425
Cheyne Finance LLC
5.255% 05/14/07 (b)(d)	25,000,000	24,729,951
5.288% 04/25/07 (a)(b)	80,000,000	79,998,474
5.325% 04/20/07 (a)(b)	75,000,000	74,999,176

	Par ($)	Value ($)
Concord Minutemen Capital Co. LLC
5.240% 03/23/07 (b)(d)	179,891,000	179,314,949
5.290% 03/19/07 (b)(d)	176,079,000	175,613,271
5.300% 03/10/08 (a)(b)	250,700,000	250,698,101
Eureka Securitization, Inc.
5.245% 05/22/07 (b)(d)	45,000,000	44,462,388
FCAR Owner Trust I
5.210% 07/25/07 (d)	150,000,000	146,830,583
5.220% 08/07/07 (d)	170,000,000	166,080,650
FCAR Owner Trust II
5.220% 07/25/07 (d)	122,285,000	119,696,227
Giro Balanced Funding Corp.
5.280% 03/12/07 (b)(d)	491,186,000	490,393,553
5.320% 05/15/07 (a)(b)	100,000,000	99,997,359
Grampian Funding LLC
5.205% 07/24/07 (b)(d)	100,000,000	97,903,542
Greyhawk Funding LLC
5.245% 05/17/07 (b)(d)	102,000,000	100,855,716
Klio III Funding Corp.
5.250% 04/17/07 (b)(d)	99,247,000	98,566,745
Millstone Funding Corp.
5.270% 04/25/07 (b)(d)	66,700,000	66,162,972
North Sea Funding LLC
5.270% 03/22/07 (b)(d)	65,270,000	65,069,349
Silver Tower US Funding
5.270% 03/02/07 (b)(d)	250,000,000	249,963,403
Victory Receivables Corp.
5.290% 03/16/07 (b)(d)	121,988,000	121,719,118
Total Commercial Paper (cost of $3,411,545,833)		3,411,545,833

Extendible Commercial Notes – 13.9%

Aegis Finance LLC
5.280% 03/09/07 (b)(d)	275,000,000	274,677,333
Brahms Funding Corp.
5.280% 03/20/07 (b)(d)	40,753,000	40,639,435
5.290% 03/14/07 (b)(d)	196,185,000	195,810,232
Capital One Multi-Asset Execution Trust
5.260% 04/26/07 (b)(d)	150,000,000	148,772,667
Citibank Credit Card Master Trust
5.250% 05/25/07 (b)(d)	125,000,000	123,450,521
5.255% 05/14/07 (b)(d)	63,131,000	62,449,062

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves, February 28, 2007 (Unaudited)

Extendible Commercial Notes (continued)

	Par ($)	Value ($)
Georgetown Funding Co. LLC
5.280% 03/26/07 (b)(d)	127,000,000	126,534,333
5.285% 03/19/07 (b)(d)	381,487,000	380,478,921
Monument Gardens Funding LLC
5.280% 03/22/07 (b)(d)	200,000,000	199,384,000
Ormond Quay Funding LLC
5.280% 04/30/07 (a)(b)	200,000,000	199,993,370
5.280% 07/17/07 (a)(b)	475,000,000	474,943,743
5.280% 08/30/07 (a)(b)	300,000,000	299,955,468
Rams Funding Two LLC
5.290% 03/22/07 (b)(d)	118,964,000	118,596,897
Thornburg Mortgage Capital Resources LLC
5.280% 03/15/07 (b)(d)	310,000,000	309,363,467
Tulip Funding Corp.
5.290% 03/01/07 (b)(d)	166,552,000	166,552,000
Versailles CDS LLC
5.270% 03/06/07 (b)(d)	50,000,000	49,963,403
Total Extendible Commercial Notes (cost of $3,171,564,852)		3,171,564,852

Certificates of Deposit – 12.6%

ABN AMRO Bank NV
5.380% 06/13/07 (a)	100,000,000	100,000,000
Bank of Tokyo Mitsubishi Ltd. NY
5.350% 08/28/07	200,000,000	200,000,000
Barclays Bank PLC NY
5.450% 06/12/07	191,000,000	191,000,000
5.500% 06/18/07	72,000,000	72,000,000
Calyon NY
5.306% 09/26/07 (a)	220,000,000	219,970,384
Canadian Imperial Bank of Commerce NY
5.400% 03/17/08(a)	50,000,000	50,000,000
Credit Agricole SA
5.000% 03/09/07	147,000,000	147,000,000
5.260% 04/05/07	160,000,000	160,000,000
5.300% 04/18/07	95,000,000	95,000,000
5.520% 06/18/07	72,000,000	72,000,000
Credit Suisse NY
5.420% 12/04/07	125,000,000	125,000,000
5.420% 01/16/08	239,000,000	239,000,000
Deutsche Bank AG NY
5.400% 11/21/07	116,000,000	116,000,000
5.400% 12/12/07	258,000,000	258,000,000

	Par ($)	Value ($)
Natexis Banques Populaires NY
5.410% 08/13/07 (a)	205,000,000	205,000,000
Royal Bank of Canada NY
5.370% 02/08/08 (a)	15,000,000	15,000,000
Societe Generale
5.335% 07/16/07	326,000,000	326,000,000
5.500% 06/18/07	72,000,000	72,000,000
Swedbank AB NY
5.315% 09/17/07 (a)	228,000,000	227,969,621
Total Certificates of Deposit (cost of $2,890,940,005)		2,890,940,005

Asset-Backed Securities – 5.4%

Davis Square Funding Ltd.
5.390% 10/16/38 (a)(b)(c)	42,500,000	42,500,000
Granite Master Issuer PLC
5.290% 08/20/54 (a)(b)	250,000,000	250,000,000
Holmes Financing PLC
5.290% 07/15/07 (a)(b)	405,000,000	405,000,000
Paragon Mortgages PLC
5.310% 01/15/39 (a)(b)	295,422,450	295,422,450
5.310% 10/15/41 (a)(b)	70,782,082	70,782,082
5.320% 06/15/41 (a)(b)	164,507,416	164,507,416
Total Asset-Backed Securities (cost of $1,228,211,948)		1,228,211,948

Time Deposit – 5.3%

Societe Generale
5.375% 03/01/07	600,000,000	600,000,000
SunTrust Bank
5.281% 03/01/07	608,375,000	608,375,000
Total Time Deposit (cost of $1,208,375,000)		1,208,375,000

Municipal Bonds – 0.7%

California – 0.0%
CA San Jose Financing Authority Lease Revenue
Series 2000 C,
Insured: MBIA,
SPA: Morgan Guaranty Trust
5.300% 12/01/24 (a)	4,900,000	4,900,000
California Total		4,900,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Colorado – 0.0%
CO Health Facilities Authority
Crossroads at Delta Alf,
Series 2004 B,
LOC: U.S. Bank N.A.
5.370% 11/01/28 (a)	2,495,000	2,495,000
Colorado Total		2,495,000
Florida – 0.6%
FL Hurricane Catastrophe Fund
Series 2006 B,
5.330% 08/15/07 (a)	137,000,000	137,001,959
Florida Total		137,001,959
New Hampshire – 0.0%
NH Business Finance Authority
Series 2002 B,
SPA: Bank of New York
5.350% 11/01/20 (a)	7,789,000	7,789,000
New Hampshire Total		7,789,000
Texas – 0.1%
TX State
Series 1997 B-2,
SPA: DEPFA Bank PLC
5.300% 12/01/29 (a)	9,785,000	9,785,000
Series 2003,
SPA: State Street Bank & Trust Co.
5.310% 12/01/23 (a)	9,205,000	9,205,000
Texas Total		18,990,000
Total Municipal Bonds (cost of $171,175,959)		171,175,959

Funding Agreements – 0.4%

Genworth Life Insurance Co.
5.440% 06/08/07 (a)(c)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
5.430% 02/11/08 (a)(c)	50,000,000	50,000,000
Total Funding Agreements (cost of $100,000,000)		100,000,000

Repurchase Agreements – 14.0%	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.330%, collateralized by FNMA and FHLMC bonds with various maturities to 03/01/37, market value $357,000,000 (repurchase proceeds $350,051,819)	350,000,000	350,000,000
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.353%, collateralized by asset-backed securities with various maturities to 11/25/46, market value $128,750,001 (repurchase proceeds $150,022,304)	150,000,000	150,000,000
Repurchase agreement with Countrywide Securities Corp., dated 02/28/07, due on 03/01/07, at 5.330%, collateralized by FNMA and FHLMC bonds with various maturities to 03/01/37, market value $510,000,000 (repurchase proceeds $500,074,028)	500,000,000	500,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/07, due on 03/01/07, at 5.340%, collateralized by corporate bonds and commercial paper with various maturities to 09/15/36, market value $411,006,521 (repurchase proceeds $400,059,333)	400,000,000	400,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/28/07, due on 03/01/07, at 5.340%, collateralized by commercial paper with various maturities to 04/05/07, market value $204,000,000 (repurchase proceeds $200,029,667)	200,000,000	200,000,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves, February 28, 2007 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase Bank, dated 02/28/07, due on 03/01/07, at 5.350%, collateralized by commercial paper with various maturities to 06/01/07, market value $357,004,079 (repurchase proceeds $350,052,014)	350,000,000	350,000,000
Repurchase agreement with Merrill Lynch, dated 02/28/07, due on 03/01/07, at 5.340%, collateralized by commercial paper with various maturities to 05/16/07, market value $255,002,409 (repurchase proceeds $250,037,083)	250,000,000	250,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 02/28/07, due on 03/01/07, at 5.320%, collateralized by GNMA, FNMA and FHLMC bonds with various maturities to 03/01/37, market value $1,020,000,000 (repurchase proceeds $1,000,147,778)	1,000,000,000	1,000,000,000
Total Repurchase Agreements (cost of $3,200,000,000)		3,200,000,000
Total Investments – 100.4% (cost of $22,971,888,828)(e)		22,971,888,828
Other Assets & Liabilities, Net – (0.4)%		(88,209,421)
Net Assets – 100.0%		$22,883,679,407

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $13,525,604,197, which represents 59.1% of net assets.

Security	Acquisition Date	Acquisition Cost
Davis Square Funding Ltd. 5.390% 10/16/38	12/16/05	$42,500,000
Goldman Sachs Group, Inc. 5.380% 09/13/07 03/07/05 140,000,000 5.380% 09/21/07	06/22/06	70,000,000
		$252,500,000

(c) Illiquid security.

(d) The rate shown represents the discount rate at the date of purchase.

(e) Cost for federal income tax purposes is $22,971,888,828.

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Treasury Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Repurchase Agreements – 100.2%
Repurchase agreement with ABN AMRO Bank US, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/37, market value of $1,020,000,688 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes and Bills with various maturities to 02/15/36, market value of $1,020,001,556 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.310%, collateralized by GNMA Bonds with various maturities to 02/15/37, market value of $816,000,001 (repurchase proceeds $800,118,000)	800,000,000	800,000,000
Repurchase agreement with BNP Paribas, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 11/15/27, market value of $1,020,000,715 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000
Repurchase agreement with Countrywide Home Loans, Inc., dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 04/15/29, market value of $1,224,000,263 (repurchase proceeds $1,200,175,333)	1,200,000,000	1,200,000,000

	Par ($)	Value ($)
Repurchase agreement with Countrywide Home Loans, Inc., dated 02/28/07, due on 03/01/07, at 5.310%, collateralized by GNMA Bonds with various maturities to 02/20/37, market value of $550,800,000 (repurchase proceeds $540,079,650)	540,000,000	540,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/07, due on 03/01/07, at 5.270%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 05/15/30, market value of $1,080,952,168 (repurchase proceeds $1,059,912,137)	1,059,757,000	1,059,757,000
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due on 03/01/07, at 5.000%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 11/15/18, market value of $408,003,145 (repurchase proceeds $400,055,556)	400,000,000	400,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/28/07, due on 03/01/07, at 3.750%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 11/15/21, market value of $391,344,578 (repurchase proceeds $383,670,962)	383,631,000	383,631,000
Repurchase agreement with Greenwich Capital, dated 02/28/07, due on 03/01/07, at 5.270%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/37, market value of $1,331,102,248 (repurchase proceeds $1,305,191,038)	1,305,000,000	1,305,000,000

See Accompanying Notes to Financial Statements.

Columbia Treasury Reserves, February 28, 2007 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with HSBC Bank USA, dated 02/28/07, due on 03/01/07, at 5.280%, collateralized by U.S. Treasury Bills and Bonds with various maturities to 11/15/28, market value of $1,020,002,148 (repurchase proceeds $1,000,146,667)	1,000,000,000	1,000,000,000
Repurchase agreement with HSBC Bank USA, dated 02/28/07, due on 03/01/07, at 5.310%, collateralized by GNMA Bonds with various maturities to 02/15/37, market value of $612,001,974 (repurchase proceeds $600,088,500)	600,000,000	600,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Bills and Notes with various maturities to 05/31/11, market value of $1,020,004,022 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/28/07, due on 03/01/07, at 5.290%, collateralized by GNMA Bonds with various maturities to 06/15/48, market value of $204,003,801 (repurchase proceeds $200,029,389)	200,000,000	200,000,000
Repurchase agreement with Morgan Stanley, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 02/15/21, market value of $403,404,910 (repurchase proceeds $395,057,714)	395,000,000	395,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 08/15/29, market value of $1,020,000,101 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes and Bills with various maturities to 01/15/26, market value of $1,020,000,135 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000
Repurchase agreement with Societe Generale, dated 02/28/07, due on 03/01/07, at 5.310%, collateralized by U.S. Treasury Notes and Bills and GNMA Bonds with various maturities to 08/15/36, market value of $306,000,928 (repurchase proceeds $300,044,250)	300,000,000	300,000,000
Repurchase agreement with UBS, dated 02/28/07, due on 03/01/07, at 5.260%, collateralized by U.S. Treasury Notes with various maturities to 02/29/12, market value of $1,020,001,349 (repurchase proceeds $1,000,146,111)	1,000,000,000	1,000,000,000
Repurchase agreement with UBS, dated 02/28/07, due on 03/01/07, at 5.310%, collateralized by GNMA Bonds with various maturities to 02/20/37, market value of $367,204,927 (repurchase proceeds $360,053,100)	360,000,000	360,000,000
Total Repurchase Agreements (cost of $15,543,388,000)		15,543,388,000
Total Investments – 100.2% (cost of $15,543,388,000)(a)		15,543,388,000
Other Assets & Liabilities, Net –	(0.2)%	(32,291,067)
Net Assets – 100.0%		15,511,096,933

Notes to Investment Portfolio:

(a) Cost for federal income tax purposes is $15,543,388,000.

Acronym	Name
GNMA	Government National Mortgage Association

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Government Reserves, February 28, 2007 (Unaudited)

Government & Agency Obligations – 99.7%

	Par ($)	Value ($)
U.S. Government Agencies – 99.7%
Federal Farm Credit Bank
3.400% 10/15/07	500,000	494,425
5.110% 05/08/07 (a)	25,000,000	24,758,694
5.180% 05/01/08 (b)	100,000,000	99,966,091
5.185% 01/28/08 (b)	80,000,000	79,992,421
5.185% 05/23/08 (b)	151,000,000	150,971,945
5.185% 06/13/08 (b)	393,000,000	392,914,362
5.190% 06/01/07 (b)	100,000,000	99,997,477
5.190% 10/31/07 (b)	150,000,000	149,989,973
5.190% 11/01/07 (b)	10,000,000	9,998,691
5.190% 11/09/07 (b)	100,000,000	99,992,490
5.190% 01/18/08 (b)	50,000,000	49,990,368
5.200% 10/01/07 (b)	50,000,000	49,999,283
5.200% 01/10/08 (b)	100,000,000	100,000,000
5.205% 03/20/07 (b)	10,000,000	10,000,025
5.210% 10/03/07 (b)	82,000,000	81,999,993
5.210% 04/23/08 (b)	67,000,000	66,992,316
5.210% 05/13/08 (b)	50,000,000	49,988,093
5.210% 10/20/08 (b)	57,500,000	57,490,669
5.215% 08/22/07 (b)	42,425,000	42,424,572
5.220% 11/24/08 (b)	100,000,000	99,966,791
5.230% 07/25/07 (b)	50,000,000	49,999,605
5.230% 03/10/08 (b)	70,000,000	69,985,843
5.240% 07/27/07 (b)	25,000,000	24,998,984
5.240% 07/21/08 (b)	50,000,000	49,986,695
5.250% 03/21/07 (b)	125,000,000	124,999,313
5.250% 06/06/07 (b)	50,000,000	49,999,715
5.250% 06/22/07 (b)	25,000,000	24,999,518
5.250% 06/27/07 (b)	30,000,000	29,999,030
5.250% 10/26/07 (b)	100,000,000	100,000,000
5.260% 08/02/07 (b)	50,000,000	49,997,841
5.260% 08/23/07 (b)	150,000,000	149,989,565
5.260% 08/24/07 (b)	50,000,000	49,996,384
Federal Home Loan Bank
2.405% 03/16/07	65,000,000	64,927,056
2.625% 05/15/07	1,460,000	1,452,186
2.710% 03/30/07	1,000,000	997,995
3.140% 03/14/07	130,000,000	129,906,213
3.625% 06/20/07	3,000,000	2,985,054
4.000% 03/30/07	1,450,000	1,448,628
4.000% 04/05/07	680,000	679,191
4.000% 04/25/07	76,000,000	75,860,251
4.500% 05/11/07	2,875,000	2,870,747
4.500% 05/21/07	6,125,000	6,115,037
4.875% 05/15/07	4,050,000	4,046,877
4.885% 03/05/07	9,325,000	9,324,712
5.000% 03/27/07	10,735,000	10,733,416
5.000% 08/24/07	63,395,000	63,264,022
5.050% 03/28/07	2,300,000	2,299,753

	Par ($)	Value ($)
5.115% 03/16/07 (a)	20,860,000	20,815,542
5.125% 03/16/07 (a)	32,955,000	32,884,627
5.125% 04/09/07	19,415,000	19,415,000
5.125% 05/15/07	20,000,000	19,990,771
5.130% 04/18/07 (a)	172,000,000	170,823,520
5.135% 03/14/07 (a)	114,880,000	114,666,977
5.140% 03/09/07 (a)	42,000,000	41,952,027
5.140% 03/14/07 (a)	128,332,000	128,093,802
5.165% 03/14/08 (b)	175,000,000	174,929,249
5.180% 03/01/07 (a)	352,728,000	352,728,000
5.180% 07/02/07 (b)	425,000,000	424,957,713
5.180% 07/03/07 (b)	50,000,000	49,997,124
5.180% 05/28/08 (b)	28,000,000	27,983,795
5.191% 06/18/08 (b)	191,000,000	190,908,636
5.200% 01/10/08 (b)	205,000,000	204,931,191
5.200% 04/04/08 (b)	40,000,000	39,980,847
5.200% 04/10/08 (b)	100,000,000	99,951,332
5.200% 01/17/08 (b)	225,000,000	224,938,105
5.210% 06/08/07 (b)	100,000,000	99,991,024
5.220% 04/04/07 (b)	290,000,000	289,990,007
5.220% 08/10/07 (b)	165,000,000	164,971,755
5.230% 02/14/08 (b)	20,000,000	19,996,290
5.350% 12/28/07	90,000,000	90,000,000
Tennessee Valley Authority
5.120% 03/01/07 (a)	50,000,000	50,000,000
5.120% 03/08/07 (a)	75,000,000	74,925,333
U.S. Government Agencies Total		5,999,614,977
Total Government & Agency Obligations (cost of $5,999,614,977)		5,999,614,977
Total Investments – 99.7% (cost of $5,999,614,977)(c)		5,999,614,977
Other Assets & Liabilities, Net – 0.3%		18,056,840
Net Assets – 100.0%		6,017,671,817

Notes to Investment Portfolio:

(a) The rate shown represents the annualized yield at the date of purchase.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(c) Cost for federal income tax purposes is $5,999,614,977.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds – 92.6%

	Par ($)	Value ($)
Alabama – 0.9%
AL Birmingham Industrial Development Board
Solid Waste Disposal Revenue, American Cast Iron Pipe Co.,
Series 2000, AMT,
LOC: SouthTrust Bank N.A.
3.770% 05/01/25 (a)	4,900,000	4,900,000
AL Birmingham Medical Clinic Board
Medical Advancement Foundation,
Series 2000 A,
LOC: Columbus Bank & Trust
3.700% 09/01/30 (a)	20,675,000	20,675,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
3.700% 10/01/22 (a)	2,790,000	2,790,000
AL Decatur Industrial Development Board
Amoco Chemical Co.,
Series 1995, AMT,
3.690% 05/01/25 (a)	4,935,000	4,935,000
AL Dothan Houston County Airport Authority
PEMCO Aviation Group, Inc.,
Series 2002, AMT,
LOC: SouthTrust Bank
3.820% 10/01/17 (a)	980,000	980,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT,
LOC: Regions Bank
3.760% 03/01/14 (a)	2,720,000	2,720,000
AL Huntsville Industrial Development Board
Brown Precision, Inc.,
Series 2001, AMT,
LOC: First Commercial Bank
3.750% 12/01/19 (a)	3,500,000	3,500,000
AL Jefferson County
YMCA of Birmingham,
Series 2005,
LOC: AmSouth Bank
3.690% 09/01/25 (a)	4,800,000	4,800,000
AL Port Authority Docks
Series 2006 A, AMT,
Insured: MBIA
5.000% 10/01/07	500,000	503,847

	Par ($)	Value ($)
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: BNP Paribas
3.720% 10/01/26 (a)	12,575,000	12,575,000
AL Scottsboro Industrial Development Board
Hisan, Inc.,
Series 2005, AMT,
LOC: AmSouth Bank
3.750% 05/01/27 (a)	3,065,000	3,065,000
AL Stevenson Industrial Development Board
Smurfit-Stone Container,
Series 1996, AMT,
LOC: JPMorgan Chase Bank
3.600% 01/01/31 (a)	15,700,000	15,700,000
Alabama Total		77,143,847
Alaska – 1.0%
AK Housing Finance Corp.
Series 2005,
Insured: FGIC
3.710% 12/01/34 (a)	4,950,000	4,950,000
AK Industrial Development & Export Authority
Series 2007 A, AMT,
Insured: AMBAC,
SPA: State Street Bank & Trust Co.
3.700% 04/01/27 (a)	56,655,000	56,655,000
AK International Airports Revenues
Series 2006 C, AMT
Insured: MBIA,
LOC: Lloyds TSB Bank PLC
3.570% 10/01/30 (a)	8,000,000	8,000,000
AK North Slope Borough
Series 2000 A,
Insured: MBIA,
SPA: Dexia Credit Local France
3.660% 06/30/10 (a)	10,900,000	10,900,000
Alaska Total		80,505,000
Arizona – 1.1%
AZ Health Facilities Authority Hospital
Series 2007,
LIQ FAC: BNP Paribas
3.730% 02/01/42 (a)	12,540,000	12,540,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 12/01/39 (a)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.760% 01/01/36 (a)	7,475,000	7,475,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 06/01/31 (a)	4,945,000	4,945,000
Series 2005 MT-156, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.740% 08/01/08 (a)	6,810,000	6,810,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.730% 08/01/08 (a)	51,735,000	51,735,000
Spring Air Mattress Co,
Series 1999, AMT,
LOC: Bank One N.A.
3.850% 04/01/19 (a)	1,220,000	1,220,000
AZ Tucson & Pima County Industrial Development Authorities
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.730% 04/25/16 (a)	60,000	60,000
AZ Tucson Industrial Development Authority
Series 2006 B, AMT,
Guarantor: GNMA,
GIC: Trinity Plus Funding Co.
4.900% 08/03/07	3,750,000	3,763,154
Arizona Total		89,548,154
Arkansas – 0.3%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc.,
Series 1996, AMT,
LOC: Bank of New York
3.600% 06/01/31 (a)	6,500,000	6,500,000
AR Osceola Solid Waste District
Plum Point Energy Associates,
Series 2006, AMT,
LOC: Credit Suisse First Boston
3.690% 04/01/36 (a)	8,500,000	8,500,000
AR Pulaski County Public Facilities
Bailey Properties LLC,
Series 2002, AMT,
LOC: Regions Bank
3.730% 07/01/42 (a)	7,530,000	7,530,000

	Par ($)	Value ($)
AR Sheridan Industrial Development Revenue
Centria,
Series 2000 A, AMT,
LOC: PNC Bank
3.770% 08/01/20 (a)	2,600,000	2,600,000
H. Robertson Co.,
Series 1998 B, AMT,
LOC: Sheridan Bank
3.730% 08/01/16 (a)	1,000,000	1,000,000
Arkansas Total		26,130,000
California – 0.5%
CA Access to Loans for Learning Student Loan Corp.
Series 2006 A-3, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.710% 07/01/41 (a)	40,000,000	40,000,000
California Total		40,000,000
Colorado – 6.8%
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 01/01/17 (a)	2,405,000	2,405,000
CO Denver City & County Airport Revenue
Series 2002 C, AMT,
LOC: Societe Generale
3.550% 11/15/25 (a)	19,450,000	19,450,000
Series 2004 B, AMT,
Insured: AMBAC
3.560% 11/15/24 (a)	14,800,000	14,800,000
Series 2005 C-1,
Insured: CIFG,
SPA: Morgan Stanley
3.580% 11/15/25 (a)	42,500,000	42,500,000
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.730% 11/15/12 (a)	11,310,000	11,310,000
Series 2007, AMT,
Insured: FGIC,
LIQ FAC: Svenska Handelsbanken
3.730% 11/15/16 (a)	8,350,000	8,350,000
CO Denver City & County Excise Tax
Series 2001 B,
Insured: FSA,
SPA: Dexia Credit Local
3.650% 09/01/25 (a)	30,805,000	30,805,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CO Denver City & County Multi-Family Housing
Series 1985,
LOC: Credit Lyonnais
3.670% 12/01/29 (a)	14,185,000	14,185,000
CO Educational & Cultural Facilities Authority
EOP Charlotte JW LLC,
Series 2005 A,
LOC: Sovereign Bank FSB,
LOC: KBC Bank N.V.
3.700% 09/01/35 (a)	10,000,000	10,000,000
CO Health Facilities Authority
Colorado West Regional Mental Health Center,
Series 2005,
LOC: JPMorgan Chase Bank
3.650% 03/01/30 (a)	7,550,000	7,550,000
Crossroads at Delta Alf,
Series 2004 A,
LOC: U.S. Bank N.A.
3.720% 11/01/28 (a)	3,800,000	3,800,000
CO Housing & Finance Authority
Series 2004 A-2, AMT,
SPA: Dexia Credit Local
3.580% 11/01/26 (a)	46,500,000	46,500,000
Series 2006 G, AMT,
LIQ FAC: Goldman Sachs
3.750% 12/01/36 (a)	12,355,000	12,355,000
CO Medium Term Tax-Exempt Multifamily Housing Trust
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.780% 08/15/18 (a)	295,435,000	295,435,000
CO Morgan Keegan Municipal Products, Inc.
Series 2006 F, AMT,
LIQ FAC: Lloyds TSB Bank PLC
3.750% 10/01/41 (a)	25,580,000	25,580,000
CO University Enterprise System
Series 2007,
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.710% 06/01/26 (a)	14,970,000	14,970,000
Colorado Total		559,995,000
Connecticut – 0.5%
CT Fairfield
Series 2006,
4.500% 07/26/07	28,510,000	28,597,389

	Par ($)	Value ($)
CT Housing Finance Authority
Series 2005 A-4, AMT,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.660% 11/15/35 (a)	13,000,000	13,000,000
Connecticut Total		41,597,389
Delaware – 2.9%
DE Economic Development Authority
Industrial Development Revenue,
Series 1998, AMT,
LOC: PNC Bank Delaware
3.770% 09/01/18 (a)	1,550,000	1,550,000
DE GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs:
3.750% 07/01/48 (a)	30,109,131	30,109,131
3.780% 08/01/49 (a)	109,798,473	109,798,473
Series 2006,
LIQ FAC: Goldman Sachs
3.780% 10/01/44 (a)	25,865,000	25,865,000
Series 2006-65,
LIQ FAC: Goldman Sachs
3.780% 10/01/44 (a)	18,000,000	18,000,000
DE Medium Term Tax-Exempt Multi-Family Housing Trust
Series 2007, AMT,
LIQ FAC: Deutsche Bank AG
3.750% 08/15/18 (a)	25,595,000	25,595,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT,
Guarantor: FNMA
3.720% 09/15/38 (a)	8,500,000	8,500,000
Flight Safety International, Inc.,
Series 2002, AMT,
3.700% 12/01/32 (a)	5,185,000	5,185,000
DE Roaring Fork Municipal Products LLC
Series 2006 A, AMT,
Guarantor: FNMA,
SPA: Bank of New York
3.740% 08/15/39 (a)	10,297,000	10,297,000
Delaware Total		234,899,604

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
District of Columbia – 1.0%
DC Columbia Enterprise Zone Revenue
House on F Street LLC,
Series 2001, AMT,
LOC: Bank of New York
3.720% 05/01/15 (a)	7,500,000	7,500,000
DC Housing Finance Agency
Multi-Family Housing Revenue,
Series 1995 A, AMT,
3.750% 08/01/25 (a)	10,000,000	10,000,000
DC Metropolitan Area Transportation Authority
Series 2003,
Insured: MBIA
3.710% 01/01/10 (a)	8,360,000	8,360,000
DC Metropolitan Washington Airports Authority
Series 2005 1017, AMT,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.750% 10/01/11 (a)	4,795,000	4,795,000
Series 2006 D, AMT,
Insured: FSA,
LIQ FAC: Goldman Sachs Group, Inc.
3.720% 08/15/14 (a)	11,980,000	11,980,000
Series 2006, AMT:
Insured: FSA,
LIQ FAC: Citibank N.A.
3.730% 10/01/35 (a)	22,600,000	22,600,000
Insured: MBIA,
LIQ FAC: BNP Paribas
3.730% 10/01/35 (a)	8,835,000	8,835,000
DC Revenue
National Association of Realtors,
Series 2003, AMT,
LOC: SunTrust Bank
3.570% 12/01/23 (a)	7,500,000	7,500,000
District of Columbia Total		81,570,000
Florida – 4.5%
FL Brevard County Housing Finance Authority
Series 2005 MT-112, AMT,
SPA: Merrill Lynch Capital Services,
GTY AGMT: IXIS Municipal Products, Inc.
3.740% 11/01/14 (a)	13,780,000	13,780,000
Series 2005 PT-2815, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.740% 11/01/14 (a)	9,900,000	9,900,000

	Par ($)	Value ($)
FL Broward County Housing Finance Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.750% 06/01/46 (a)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT,
LOC: Wells Fargo Bank N.A.
3.720% 10/01/25 (a)	5,000,000	5,000,000
YMCA of Collier County,
Series 2004,
LOC: SunTrust Bank
3.570% 09/01/29 (a)	4,635,000	4,635,000
FL Fort Walton Beach Industrial Development Revenue
Burton Golf, Inc.,
Series 1996, AMT,
LOC: Columbus Bank & Trust
3.950% 10/01/11 (a)	930,000	930,000
FL Gulf Breeze
Series 1985 B,
Insured: FGIC,
SPA: Dexia Public Finance Bank
3.670% 12/01/20 (a)	400,000	400,000
FL Hillsborough County Aviation Authority
Series 2006 C, AMT,
Insured: MBIA,
SPA: Landesbank Baden-Wurttemburg
3.590% 10/01/26 (a)	14,550,000	14,550,000
FL Housing Finance Corp.
Hunters Run Partners II, Ltd.,
Series 2003 G, AMT,
Insured: FSA
3.670% 06/15/36 (a)	6,825,000	6,825,000
Mango Grove LLC,
Series 2005 A, AMT,
LOC: Citibank N.A.
3.580% 09/15/37 (a)	8,400,000	8,400,000
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.750% 06/01/46 (a)	24,995,000	24,995,000
Tuscany Lakes Ltd,
Series 2002 1, AMT,
Guarantor: FNMA
3.730% 11/15/35 (a)	3,500,000	3,500,000
Tuscany Lakes Ltd.,
Series 2006 K3, AMT,
Guarantor: FNMA,
LIQ FAC: FNMA
3.730% 11/15/35 (a)	2,600,000	2,600,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.570% 11/01/24 (a)	4,950,000	4,950,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT,
LOC: SunTrust Bank N.A.
3.630% 12/01/32 (a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT,
LOC: SunTrust Bank
3.570% 06/01/22 (a)	6,000,000	6,000,000
FL Lee County
Series 2001, AMT,
Insured: MBIA
5.250% 10/01/07	7,485,000	7,550,216
FL Manatee County Industrial Development Revenue
Gammerler LLC,
Series 2005, AMT,
LOC: LaSalle Bank N.A.
3.770% 10/01/35 (a)	4,750,000	4,750,000
FL Manatee County School District
Series 2006,
4.000% 10/11/07	10,000,000	10,017,100
FL Marion County Industrial Development Authority
Series 2006, AMT,
LOC: SunTrust Bank
3.620% 10/01/26 (a)	3,875,000	3,875,000
FL Miami Dade County
3.600% 06/01/07	34,515,000	34,515,000
3.700% 06/01/07	10,000,000	10,000,000
FL Miami-Dade County School District
Series 2006,
4.500% 06/28/07	43,000,000	43,103,554
FL Orange County Health Facilities Authority
Orlando Regional Healthcare,
Series 2007 A-1,
Insured: FSA,
SPA: Dexia Credit Local
3.640% 10/01/41 (a)	25,500,000	25,500,000

	Par ($)	Value ($)
FL Pinellas County Housing Finance Authority
Alta Largo LLC,
Series 2004, AMT,
LOC: AmSouth Bank
3.730% 06/01/42 (a)	8,400,000	8,400,000
Series 2005, AMT,
3.740% 05/01/14 (a)	19,680,000	19,680,000
FL Roaring Fork Municipal Products LLC
Series 2006 A,
Insured: MBIA,
SPA: Bank of New York
3.730% 06/01/24 (a)	8,295,000	8,295,000
FL St. Johns County Industrial Development Authority
Rulon Co.,
Series 2004, AMT,
LOC: Coastal Bank of Georgia
3.800% 11/01/34 (a)	7,000,000	7,000,000
Florida Total		367,825,870
Georgia – 4.0%
GA Alpharetta Development Authority
Parc Alpharetta LLC,
Series 2006, AMT,
LOC: Regions Bank
3.720% 04/01/41 (a)	21,795,000	21,795,000
GA Atlanta Airport Revenue
Series 2003, AMT,
Insured: FGIC
3.730% 01/01/14 (a)	5,390,000	5,390,000
Series 2004 C14, AMT,
Insured: FSA,
SPA: Wachovia Bank N.A.
3.610% 01/01/18 (a)	4,195,000	4,195,000
Series 2007, AMT,
Insured: FSA,
LIQ FAC: Morgan Stanley
3.720% 01/01/30 (a)	5,000,000	5,000,000
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue:
Collegetown Harris Project,
Series 2003 I, AMT,
3.730% 10/15/36 (a)	3,765,000	3,765,000
Housing Market District Project,
Series 2004 A, AMT,
LOC: Wachovia Bank N.A.
3.720% 11/01/34 (a)	9,850,000	9,850,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
M Street Apartments Project,
Series 2003, AMT,
LOC: Regions Bank
3.710% 03/01/38 (a)	14,000,000	14,000,000
Park District Atlantic Project,
Series 2002 A, AMT,
LOC: SouthTrust Bank
3.750% 12/01/37 (a)	25,100,000	25,100,000
Northside Plaza Group LP,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
3.720% 11/01/27 (a)	4,710,000	4,710,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.780% 11/01/43 (a)	9,495,000	9,495,000
GA Clayton County Development Authority
Delta Airlines, Inc.,
Series 2000 C, AMT,
LOC: General Electric Capital Corp.
3.670% 05/01/35 (a)	10,000,000	10,000,000
Wilson Holdings, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.620% 11/01/13 (a)	3,010,000	3,010,000
GA Clayton County Hospital Authority
Georgia Medcorp Development, Inc.,
Series 1998 B,
LOC: SunTrust Bank
3.660% 08/01/19 (a)	7,900,000	7,900,000
GA Cobb County Housing Authority
Series 2003, AMT,
SPA: Merrill Lynch Capital Services
3.760% 02/01/34(a)	12,845,000	12,845,000
Terrell Mill II Associates,
Series 2003, AMT,
LOC: Regions Bank
3.760% 03/15/36 (a)	3,900,000	3,900,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
3.710% 01/01/31 (a)	7,300,000	7,300,000
GA DeKalb County Housing Authority
Multi-Family Revenue,
Stone Mill Run Apartments Project,
Series 1995 A, AMT,
LOC: First Tennessee Bank N.A.
3.740% 08/01/27 (a)	7,475,000	7,475,000

	Par ($)	Value ($)
GA Dooly County Industrial Development Authority
Hambug Enterprises Project,
Series 2003, AMT,
LOC: Fifth Third Bank
3.760% 12/01/17 (a)	3,845,000	3,845,000
GA Douglas County Development Authority
Colonial Hills School Property Project,
Series 2004,
LOC: Branch Banking & Trust
3.680% 06/01/24 (a)	2,895,000	2,895,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.570% 07/01/37 (a)	8,000,000	8,000,000
GA Fayette County Hospital Authority
Piedmont Hospital,
Series 2005,
LOC: SunTrust Bank
3.520% 06/01/35 (a)	31,000,000	31,000,000
GA Franklin County Industrial Building Authority
Bosal Industries Georgia, Inc.,
Series 1995, AMT,
LOC: Standard Federal Bank
3.720% 08/01/10 (a)	4,620,000	4,620,000
GA Fulton County Development Authority
Leggett & Platt, Inc.,
Series 1992 A, AMT,
LOC: Wachovia Bank of Georgia
3.720% 06/01/27 (a)	3,900,000	3,900,000
OBH, Inc.,
Series 1999 B, AMT:
3.700% 12/01/18 (a)	34,870,000	34,870,000
3.700% 12/01/28 (a)	9,350,000	9,350,000
GA Gainesville Hall County
Fieldale Farms Corp.,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
3.720% 08/01/27 (a)	1,500,000	1,500,000
GA George L. Smith II Congress Center Authority
Series 2007 A, AMT,
SPA: DEPFA Bank PLC
3.720% 07/01/20 (a)	9,275,000	9,275,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Gwinnett County Development Authority
Maltese Signs, Inc.,
Series 2000, AMT,
LOC: SunTrust Bank
3.760% 02/01/15 (a)	1,600,000	1,600,000
GA Gwinnett County Hospital Authority
Gwinnett Hospital Systems, Inc.,
Series 2002,
LOC: SunTrust Bank
3.520% 07/01/32 (a)	16,000,000	16,000,000
GA Houston County Development Authority
Perdue Farms, Inc.,
Series 2005, AMT,
LOC: SunTrust Bank
3.570% 01/01/18 (a)	6,000,000	6,000,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.560% 04/01/37 (a)	7,000,000	7,000,000
GA Manchester Development Authority
G & S Metal Consultants,
Series 2006, AMT,
LOC: Fifth Third Bank
3.760% 10/01/26 (a)	2,245,000	2,245,000
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank
3.570% 10/01/23 (a)	3,300,000	3,300,000
GA Private Colleges & Universities Authority
Mercer University Project,
Series 2003,
LOC: Branch Banking & Trust
3.700% 10/01/32 (a)	7,055,000	7,055,000
GA Stephens County Development Authority
Series 2005, AMT,
LOC: Provident Bank
3.770% 02/01/20 (a)	2,700,000	2,700,000
GA Thomasville Payroll Development Authority
Scruggs Co. Project,
Series 2000, AMT,
LOC: First Union National Bank
3.820% 08/01/10 (a)	275,000	275,000

	Par ($)	Value ($)
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT,
LOC: Branch Banking & Trust
3.780% 12/01/22 (a)	3,585,000	3,585,000
GA Urban Residential Finance Authority
Lindbergh City Center Apartment,
Series 2004, AMT,
LOC: Regions Bank
3.720% 11/01/44 (a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT,
LOC: Branch Banking & Trust
3.780% 09/01/19 (a)	4,300,000	4,300,000
Georgia Total		326,545,000
Hawaii – 0.5%
HI ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: MBIA
3.700% 07/01/12 (a)	12,000,000	12,000,000
HI Airports System Revenue
Series 2001, AMT,
Insured: FGIC:
5.000% 07/01/07	5,850,000	5,876,300
5.500% 07/01/07	4,560,000	4,587,969
Series 2006, AMT,
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.
3.620% 07/01/14 (a)	5,410,000	5,410,000
HI Honolulu City & County
3.580% 03/08/07	17,000,000	17,000,000
Hawaii Total		44,874,269
Idaho – 0.3%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.850% 09/01/21 (a)	3,960,000	3,960,000
ID Housing & Finance Association
Series 2002 A-38, AMT,
LOC: Wachovia Bank N.A.
3.610% 07/01/32 (a)	1,480,000	1,480,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
ID Power County Industrial Development Revenue
FMC Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A
3.720% 04/01/14 (a)	20,000,000	20,000,000
Idaho Total		25,440,000
Illinois – 4.6%
IL ABN AMRO Munitops Certificate Trust
Series 2006,
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.700% 12/01/14 (a)	12,495,000	12,495,000
IL Addison Industrial Development Revenue
Series 1996, AMT,
LOC: LaSalle Bank N.A.
3.820% 07/01/21 (a)	1,655,000	1,655,000
IL Aurora
Single Family Mortgage Revenue,
Series 2006, AMT,
LIQ FAC: Morgan Stanley,
3.720% 06/01/45 (a)	33,240,000	33,240,000
IL Canton Industrial Revenue
Series 2006,
LOC: Charter One Bank N.A.
3.700% 12/01/31 (a)	15,900,000	15,900,000
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc.,
Series 2002, AMT,
LOC: Northern Trust Co.
3.960% 11/01/22 (a)	1,350,000	1,350,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT,
LOC: Fifth Third Bank
3.770% 12/01/18 (a)	1,085,000	1,085,000
IL Chicago Industrial Development Revenue
Bullen Midwest Inc.,
Series 1997, AMT,
3.800% 11/01/17 (a)	895,000	895,000
Eli's Chicago's Finest Inc.,
Series 1996, AMT,
LOC: LaSalle Bank
3.730% 11/01/26 (a)	2,365,000	2,365,000
Enterprise Center IX LP,
Series 1992, AMT,
LOC: LaSalle National Bank
3.590% 06/01/22 (a)	4,750,000	4,750,000

	Par ($)	Value ($)
Enterprise Center VII LP,
Series 1992, AMT,
LOC: LaSalle National Bank
3.590% 06/01/22 (a)	7,200,000	7,200,000
Flying Food Fare Midway,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
3.750% 12/01/28 (a)	4,900,000	4,900,000
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP,
Series 2003, AMT,
LOC: Harris Trust & Savings Bank
3.710% 07/01/34 (a)	13,450,000	13,450,000
Lincoln Village LLC,
Series 2006, AMT,
LOC: Harris N.A.
3.710% 06/01/40 (a)	8,437,000	8,437,000
North Larabee LP:
Series 2001 A, AMT,
LOC: Harris Trust & Savings Bank
3.810% 04/01/36 (a)	1,450,000	1,450,000
Series 2001 B, AMT,
LOC: Harris Trust & Savings Bank
3.810% 04/01/09 (a)	2,000,000	2,000,000
Renaissance Saint Luke LP,
Series 2004 A, AMT,
LOC: Harris Trust & Savings Bank
3.810% 01/01/39 (a)	3,720,000	3,720,000
IL Chicago O'Hare International Airport
Air France,
Series 1991, AMT,
LOC: Societe Generale
3.600% 05/01/18 (a)	10,300,000	10,300,000
O'Hare Tech Center II LLC,
Series 2002, AMT,
LOC: LaSalle National Bank
3.730% 03/01/37 (a)	5,000,000	5,000,000
Series 1994, AMT,
LOC: Societe Generale
3.570% 01/01/18 (a)	23,934,000	23,934,000
Series 1997, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services
3.730% 01/01/16 (a)	15,385,000	15,385,000
Series 2003, AMT:
Insured: FSA:
3.720% 01/01/22 (a)	7,800,000	7,800,000
3.730% 07/01/11 (a)	5,500,000	5,500,000
3.730% 07/01/11 (a)	9,995,000	9,995,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Insured: MBIA
3.730% 07/01/08 (a)	3,125,000	3,125,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc.,
Series 1995, AMT,
LOC: JPMorgan Chase Bank
3.860% 12/01/15 (a)	1,000,000	1,000,000
IL Chicago Wastewater Transmission Revenue
Series 2004,
Insured: MBIA
3.720% 01/01/22 (a)	1,685,000	1,685,000
IL Chicago
Series 2007,
Insured: AMBAC,
LIQ FAC: Lloyds TSB Bank PLC
3.710% 12/01/20 (a)	14,855,000	14,855,000
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery,
Series 2000, AMT,
LOC: American National Bank & Trust
4.000% 08/01/25 (a)	1,190,000	1,190,000
Clingan Steel, Inc.,
Series 2003, AMT,
LOC: LaSalle National Bank
4.000% 12/01/23 (a)	3,710,000	3,710,000
Engineered Polymer,
Series 1995, AMT,
LOC: Wachovia Bank N.A.
3.720% 08/01/15 (a)	5,845,000	5,845,000
Feltes Sand & Gravel Co.,
Series 2003, AMT,
LOC: LaSalle Bank N.A.
3.730% 12/01/18 (a)	3,120,000	3,120,000
Forty Foot High Realty LLC,
Series 2002, AMT,
LOC: National City Bank
3.770% 12/01/27 (a)	4,150,000	4,150,000
HSU Properties LLC,
Series 2003, AMT,
LOC: Fifth Third Bank
3.760% 08/01/33 (a)	1,240,000	1,240,000
Knead Dough Banking Co.,
Series 2000, AMT,
LOC: Bank One N.A.
4.000% 09/01/25 (a)	920,000	920,000

	Par ($)	Value ($)
Rainbow Graphics, Inc.,
Series 2003, AMT,
LOC: Bank One N.A.
4.000% 08/01/23 (a)	2,210,000	2,210,000
Royal Continental Box,
Series 1995 B, AMT,
LOC: LaSalle National Bank
3.580% 04/01/10 (a)	1,250,000	1,250,000
Ruebenson Real Estate LLC,
Series 1999 A, AMT,
LOC: National City Bank N.A.
3.770% 06/01/24 (a)	3,805,000	3,805,000
Series 1990 A, AMT,
LOC: Bank One Kentucky N.A.
3.850% 01/01/10 (a)	3,100,000	3,100,000
Unique Building Corp.,
Series 1989, AMT,
LOC: American National Bank & Trust Co.
3.760% 05/01/19 (a)	2,800,000	2,800,000
WM Plastics Project,
Series 2001, AMT,
LOC: LaSalle Bank N.A.
3.730% 08/01/26 (a)	3,700,000	3,700,000
IL Development Finance Authority
Affordable Housing Revenue,
Lake Towers Associates II LP,
Series 1997, AMT,
LOC: Bank One N.A.
3.630% 04/15/37 (a)	2,405,000	2,405,000
Bradley University,
Series 2002,
Insured: FGIC,
SPA: National City Bank
3.650% 08/01/32 (a)	15,300,000	15,300,000
Groot Industries, Inc.,
Series 2003, AMT,
LOC: Bank One N.A.
3.860% 12/01/23 (a)	4,845,000	4,845,000
Jewish Council Youth Service,
Series 2003,
LOC: Harris Trust Bank
3.760% 09/01/28 (a)	1,070,000	1,070,000
Multi-Family Revenue,
West Chicago Senior Apartment,
Series 2003, AMT,
LOC: Citibank N.A.
3.750% 02/01/38 (a)	6,700,000	6,700,000
Sexton Energy,
Series 2003, AMT,
LOC: Fifth Third Bank
3.720% 10/01/23 (a)	7,175,000	7,175,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Educational Facilities Authory Revenue
3.620% 03/08/07	8,700,000	8,700,000
IL Elgin Industrial Development Revenue
Nelson Graphic Screenprinting,
Series 2006, AMT,
LOC: LaSalle Bank N.A.
3.740% 10/01/31 (a)	3,795,000	3,795,000
IL Elmhurst Industrial Development Revenue
John Sakash Co. Project,
Series 2000, AMT,
LOC: Citibank N.A.
3.730% 02/01/25 (a)	1,800,000	1,800,000
IL Finance Authority Industrial Development Revenue
Merug LLC,
Series 2004 A, AMT,
LOC: JPMorgan Chase Bank
4.000% 12/01/18 (a)	2,225,000	2,225,000
Series 2005, AMT,
LOC: National City Bank
3.770% 11/01/18 (a)	1,180,000	1,180,000
IL Finance Authority
Meyer Industries LLC,
Series 2006, AMT,
LOC: Fifth Third Bank
3.770% 08/01/36 (a)	2,800,000	2,800,000
Multi-Family Revenue,
Waterton Vistas II LLC,
Series 2004, AMT,
Guarantor: FNMA
3.730% 10/15/34 (a)	8,500,000	8,500,000
St. Francis Hospital,
Series 2005 B,
LOC: JPMorgan Chase Bank
3.670% 05/15/35 (a)	4,130,000	4,130,000
Villagebrook LP,
Series 2005, AMT,
Insured: FHLMC,
LOC: FHLMC
3.740% 05/01/35 (a)	5,850,000	5,850,000
IL Gurnee Industrial Development Revenue
Kenall Manufacturing Co.,
Series 1998, AMT,
3.810% 03/01/18 (a)	1,210,000	1,210,000

	Par ($)	Value ($)
IL Housing Development Authority
Multi-Family Revenue:
Mattoon Towers Associates II,
Series 2004, AMT,
LOC: First National Bank
3.700% 01/01/34 (a)	3,250,000	3,250,000
Pontiac Tower Associates III,
Series 2005, AMT,
LOC: Harris N.A.
3.710% 09/01/35 (a)	4,475,000	4,475,000
Spring Creek Associates,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
3.710% 04/01/34 (a)	6,160,000	6,160,000
IL Industrial Development Revenue
Enterprise Center X Project,
Series 1992, AMT,
Insured: LaSalle National Bank
3.580% 06/01/22 (a)	4,300,000	4,300,000
IL Lombard Village Industrial Projects
B&H Partnership Project,
Series 1995,
LOC: LaSalle Bank N.A.
4.050% 10/01/13 (a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
Panduit Corp.,
Series 1990, AMT,
LOC: Fifth Third Bank
3.660% 07/01/15 (a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
Panduit Corp.,
Series 1996, AMT,
LOC: Fifth Third Bank
3.660% 04/01/31 (a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project,
Series 1998, AMT,
3.580% 08/01/29 (a)	3,670,000	3,670,000
IL Savanna Industrial Development Revenue
Metform Corp. Project,
Series 1994 B, AMT,
LOC: Bank One N.A.
3.850% 06/01/09 (a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT,
LOC: LaSalle Bank N.A.
3.770% 12/01/33 (a)	2,400,000	2,400,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Upper River Valley Industrial Development Revenue
Clover Properties LLC Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.730% 07/01/20 (a)	2,075,000	2,075,000
IL Urbana Multi-Family Housing Revenue
Prarie Green II Apartment Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.730% 06/01/29 (a)	1,355,000	1,355,000
IL Will County Exempt Facilities Revenue
BP Amoco Chemical Co.,
Series 2003, AMT,
3.690% 07/01/33 (a)	5,600,000	5,600,000
BP Amoco PLC,
Series 2002, AMT,
3.690% 07/01/32 (a)	4,600,000	4,600,000
Illinois Total		377,381,000
Indiana – 3.4%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill Project,
Series 1999, AMT,
4.000% 08/01/17 (a)	2,700,000	2,700,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments Project,
Series 2002, AMT,
LOC: Fifth Third Bank
3.760% 11/01/32 (a)	2,825,000	2,825,000
IN Burns Harbor Economic Development Revenue
Dennen Steel Corp.,
Series 2003, AMT,
LOC: Standard Federal Bank
3.740% 12/01/23 (a)	1,495,000	1,495,000
IN County Industrial Development Authority
Exelon Generation,
Series 2003 A, AMT,
LOC: BNP Paribas
3.710% 06/01/27 (a)	8,600,000	8,600,000
IN Development Finance Authority
Economic Development Revenue,
Berry Holdings Co. LLC,
Series 1999, AMT,
LOC: Bank One N.A.
3.840% 01/01/09 (a)	320,000	320,000

	Par ($)	Value ($)
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC,
Series 1998 A, AMT,
LOC: FHLB
3.760% 04/01/28 (a)	800,000	800,000
Vahala Foam Enterprises Project,
Series 2002, AMT,
LOC: Bank One N.A.
4.000% 09/01/17 (a)	1,400,000	1,400,000
IN Elkhart Industrial Development Revenue
Kibbe Properties LLC,
Series 2002, AMT,
LOC: National City Bank of Indiana
3.820% 06/01/27 (a)	1,900,000	1,900,000
IN Evansville Economic Development Revenue
B & M Plastics, Inc. Project,
Series 2002, AMT,
LOC: Fifth Third Bank
3.760% 12/01/17 (a)	1,540,000	1,540,000
IN Finance Authority
Mittal Steel Co. N.V.,
Series 2006, AMT,
LOC: Bank of Montreal
3.600% 08/01/30 (a)	8,200,000	8,200,000
Psi Energy, Inc.,
Series 2005 B, AMT,
LOC: Calyon Bank
3.580% 10/01/40 (a)	10,500,000	10,500,000
Series 2005, AMT,
LOC: National City Bank
3.770% 10/01/12 (a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
Series 2005, AMT,
LOC: National City Bank
3.770% 01/01/21 (a)	5,435,000	5,435,000
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing Project:
Series 1997, AMT,
3.570% 10/01/27 (a)	7,500,000	7,500,000
Series 1999, AMT,
3.570% 01/01/29 (a)	7,000,000	7,000,000
Series 2000 A, AMT:
3.570% 01/01/28 (a)	10,000,000	10,000,000
3.570% 01/01/30 (a)	6,300,000	6,300,000
Series 2001 B, AMT:
3.570% 09/01/31 (a)	7,000,000	7,000,000
GTY AGMT: Toyota Motor Credit Corp.
3.570% 02/01/31 (a)	6,000,000	6,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IN Greencastle Economic Development Revenue
Crown Equipment Corp. Project,
Series 1996, AMT,
LOC: Key Bank N.A.
3.730% 02/01/11 (a)	2,000,000	2,000,000
Round Barn Manor Project,
Series 2003 A, AMT,
3.730% 01/01/28 (a)	3,182,000	3,182,000
IN Health Facility Financing Authority
Ascension Health:
Series 2001 A-1,
3.820% 11/15/36 (a)	30,000,000	30,000,000
Series 2005 A,
5.000% 05/01/07	13,160,000	13,184,083
Cardinal Center, Inc. Project,
Series 1996 A,
LOC: Key Bank N.A.
3.590% 12/01/16 (a)	370,000	370,000
IN Housing & Community Development Authority
Series 2006 A-2, AMT,
Guarantor: GNMA,
SPA: DEPFA Bank PLC
3.700% 01/01/37 (a)	30,000,000	30,000,000
IN Housing Finance Authority
Multi-Family Revenue,
Series 1997 M-A, AMT,
LOC: FHLB
3.730% 01/01/29 (a)	8,105,000	8,105,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2006, AMT,
Insured: AMBAC:
LIQ FAC: Dexia Credit Local
3.730% 01/01/14 (a)	5,260,000	5,260,000
LIQ FAC: JPMorgan Chase Bank
3.750% 01/01/14 (a)	16,800,000	16,800,000
SPA: Merrill Lynch Capital Services
3.730% 01/01/20 (a)	5,505,000	5,505,000
IN Indianapolis Multi-Family Revenue
Nora Commons LP,
Series 2004 A, AMT,
LOC: ABN AMRO Bank N.V.
3.730% 12/01/39 (a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
3.760% 08/01/21 (a)	2,465,000	2,465,000

	Par ($)	Value ($)
Series 2003, AMT,
LOC: National City Bank of Kentucky
3.770% 04/01/23 (a)	4,680,000	4,680,000
IN Lagrange Economic Development Revenue
LA Investments LLC,
Series 1999, AMT,
LOC: Bank One Indiana N.A.
3.850% 08/01/13 (a)	800,000	800,000
IN Noblesville Economic Development Revenue
Pedcor Investments 2003-L LP,
Series 2003 A, AMT,
LOC: LaSalle Bank N.A.
3.730% 06/01/38 (a)	8,851,000	8,851,000
IN Princeton
Orion Electric America, Inc.,
Series 1987, AMT,
LOC: Bank of Tokyo
3.800% 05/01/17 (a)	3,800,000	3,800,000
IN South Bend Economic Development Authority
Series 2007, AMT,
LOC: Citizens Bank of PA
3.710% 04/01/27 (a)	8,105,000	8,105,000
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP,
Series 1997 A, AMT,
LOC: FHLB
3.660% 06/01/27 (a)	2,365,000	2,365,000
IN Washington County Industrial Economic Development Revenue
Series 2001, AMT,
LOC: National City Bank of Indiana
3.770% 08/01/16 (a)	3,925,000	3,925,000
IN Whiting Environmental Facilities Revenue
BP Amoco PLC,
Series 2000, AMT,
3.690% 07/01/31 (a)	2,200,000	2,200,000
BP PLC,
Series 2002 C, AMT,
3.690% 07/01/34 (a)	7,600,000	7,600,000
IN Whiting Industrial Sewage & Solid Waste Disposal Revenue
Amoco Oil Co.:
Series 1996, AMT,
3.690% 01/01/26 (a)	10,000,000	10,000,000
Series 1998, AMT,
3.690% 01/01/26 (a)	7,300,000	7,300,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1999, AMT,
3.690% 01/01/26 (a)	5,125,000	5,125,000
Indiana Total		282,137,083
Iowa – 1.0%
IA Clinton Industrial Development Revenue
Series 2004, AMT,
LOC: Northern Trust Co.
3.620% 12/01/22 (a)	4,500,000	4,500,000
Sethness Products Co.,
Series 1996, AMT,
LOC: Northern Trust Co.
3.620% 09/01/11 (a)	2,100,000	2,100,000
IA Finance Authority Industrial Development Revenue
Ramsgate Corp.,
Series 2002, AMT,
LOC: US Bank N.A.
3.790% 12/01/22 (a)	5,345,000	5,345,000
US Filter Operating Services, Inc.,
Series 2001 A, AMT,
LOC: Societe Generale
3.740% 11/01/17 (a)	3,720,000	3,720,000
IA Finance Authority
Single Family Mortgage Revenue:
Series 2002, AMT,
Guarantor: GNMA/FNMA,
SPA: Wachovia Bank N.A.
3.610% 07/01/24 (a)	5,010,000	5,010,000
Series 2004 B, AMT,
Guarantor: GNMA/FNMA,
SPA: DEPFA Bank PLC
3.710% 07/01/34 (a)	7,000,000	7,000,000
Series 2006 F, AMT,
Guarantor: GNMA/FNMA,
LIQ FAC: State Street Bank & Trust
3.730% 07/01/36 (a)	12,000,000	12,000,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen,
3.780% 12/01/09 (a)	22,675,000	22,675,000
IA Higher Education Loan Authority
Loras College,
Series 2006,
LOC: LaSalle Bank N.A.
3.620% 11/01/36 (a)	17,035,000	17,035,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 05/01/21 (a)	4,500,000	4,500,000

	Par ($)	Value ($)
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic,
Series 2001 B, AMT,
LOC: American National Bank & Trust
4.000% 01/01/11 (a)	800,000	800,000
Iowa Total		84,685,000
Kansas – 0.4%
KS Development Finance Authority
Exempt Facilities Revenue,
Seaboard Project,
Series 1995 A, AMT,
LOC: Bank of New York
3.720% 12/01/25 (a)	9,200,000	9,200,000
Multi-Family Revenue,
Delaware Highlands,
Series 2005 C, AMT,
LOC: Arvest Bank
3.750% 12/01/36 (a)	2,200,000	2,200,000
KS Munimae Trust
Series 2001-5, AMT,
Insured: FHLMC
3.800% 01/14/26	1,305,000	1,305,000
Series 2001-6, AMT,
Insured: FHLMC
3.800% 07/14/26	2,075,000	2,075,000
KS Wichita City
OBH, Inc.,
Series 1999, AMT,
3.700% 04/01/15 (a)	18,670,000	18,670,000
Kansas Total		33,450,000
Kentucky – 1.5%
KY ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
3.620% 05/15/12 (a)(b)	9,995,000	9,995,000
KY Bardstown
Linpac Materials Handling,
Series 2000, AMT,
LOC: Bank of the West
3.820% 10/01/19 (a)	4,340,000	4,340,000
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc.,
Series 2001, AMT,
LOC: Northern Trust Co.
3.620% 05/01/31 (a)	7,410,000	7,410,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Daviess County Health Care Revenue
Wendell Fosters Campus for Development,
Series 2001, AMT,
LOC: National City Bank
3.720% 05/01/21 (a)	3,750,000	3,750,000
KY Daviess County Industrial Building Revenue
Series 2003, AMT,
LOC: National Bank of Kentucky
3.770% 05/01/18 (a)	3,800,000	3,800,000
KY Economic Development Finance Authority
Baptist Healthcare System,
Series 1999 B,
Insured: MBIA,
SPA: Bank One N.A.
3.550% 08/15/31 (a)	15,495,000	15,495,000
KY Glasgow Industrial Building Revenue
Ply Tech Corp.:
Series 1994, AMT,
LOC: Fifth Third Bank
3.770% 05/01/14 (a)	2,040,000	2,040,000
Series 2006, AMT,
LOC: Fifth Third Bank
3.760% 07/01/26 (a)	3,100,000	3,100,000
KY Hopkinsville
Series 2006, AMT,
LOC: Branch Banking & Trust
3.780% 06/01/26 (a)	3,800,000	3,800,000
KY Housing Corp.
Clarksdale Rental I LP,
Series 2006 A, AMT,
LOC: PNC Bank Delaware,
3.730% 06/01/08 (a)	6,725,000	6,725,000
KY Jefferson County Industrial Building Revenue
Dant Growth LLC,
Series 2002, AMT,
LOC: Bank One Kentucky N.A.
4.000% 09/01/22 (a)	3,510,000	3,510,000
KY Jefferson County Industrial Development Revenue
WHIP-Mix Corp.,
Series 1997, AMT,
LOC: National City Bank Kentucky
3.870% 06/01/12 (a)	655,000	655,000
KY Kenton County Airport Board
FlightSafety International, Inc.,
Series 2001 A, AMT:
3.700% 06/01/21 (a)	17,900,000	17,900,000
3.700% 06/01/31 (a)	4,600,000	4,600,000

	Par ($)	Value ($)
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center,
Series 1998,
LOC: Fifth Third Bank
3.640% 07/01/18 (a)	970,000	970,000
Series 2002, AMT,
LOC: Fifth Third Bank
3.760% 04/01/17 (a)	2,740,000	2,740,000
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners,
Series 2005 A, AMT,
LOC: Regions Bank
3.750% 01/01/11 (a)	1,460,000	1,460,000
KY Louisville Regional Airport Authority
United Parcel Service, Inc.,
Series 2006 A, AMT,
3.700% 11/01/36 (a)	9,000,000	9,000,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC Project,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
3.730% 03/01/21 (a)	6,000,000	6,000,000
KY Roaring Fork Municipal Products LLC
Series 2003 Class A, AMT,
Insured: FSA,
SPA: Bank of New York
3.800% 07/01/17 (a)	8,535,000	8,535,000
KY Rural Economic Development Authority Revenue
Heaven Hill Project,
Series 1991, AMT,
LOC: PNC Bank N.A.
3.730% 10/01/16 (a)	2,000,000	2,000,000
KY West Buechel Industrial Building Revenue
Berby Fabricating LLC Project,
Series 2004, AMT,
LOC: Fifth Third Bank
3.760% 06/01/24 (a)	2,100,000	2,100,000
Kentucky Total		119,925,000
Louisiana – 1.7%
LA Calcasieu Parish, Inc. Industrial Development Board
Citgo Petroleum Corp.,
Series 1996, AMT,
LOC: Natexis Banque Populair:
3.690% 07/01/26 (a)	2,000,000	2,000,000
3.690% 07/01/26 (a)	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Citgo Petroleum Corp.
Series 1995, AMT,
LOC: BNP Paribas
3.690% 03/01/25 (a)	7,390,000	7,390,000
Hydroserve Westlake Project,
Series 1999, AMT,
LOC: Bank One Chicago N.A.
3.630% 12/01/24 (a)	5,100,000	5,100,000
LA East Baton Rouge Parish
Exxon Mobile Corp.,
Series 1998, AMT,
3.720% 12/01/28 (a)	8,800,000	8,800,000
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart,
Series 2004,
LOC: Whitney National Bank,
LOC: SunTust Bank
3.570% 01/01/24 (a)	4,000,000	4,000,000
LA Morgan Keegan Municipal Products, Inc.
Series 2007 A, AMT,
SPA: Lloyds TSB Bank PLC,
GIC: Transamerica Life Insurance Co.
3.770% 02/01/11 (a)	22,000,000	22,000,000
LA Offshore Terminal Authority
Loop, Inc.,
Series 1999,
LOC: JPMorgan Chase Bank
3.520% 10/01/19 (a)	16,400,000	16,400,000
LA Plaquemines Parish
Environmental Revenue,
BP Exploration & Oil, Inc.
Series 1994, AMT,
3.690% 05/01/25 (a)	9,300,000	9,300,000
LA St. Charles Parish Pollution Control Revenue
Shell Oil Co.:
Series 1991, AMT,
3.680% 11/01/21 (a)	13,450,000	13,450,000
Series 1992 A, AMT,
3.690% 10/01/22 (a)	15,500,000	15,500,000
Series 1993, AMT,
3.690% 09/01/23 (a)	14,605,000	14,605,000
Louisiana Total		138,545,000

	Par ($)	Value ($)
Maine – 0.0%
ME Housing Authority
General Housing Revenue,
Series 2005, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.740% 12/01/10 (a)	1,400,000	1,400,000
Maine Total		1,400,000
Maryland – 0.6%
MD Administration Department of Housing & Community Development
Fort Washington Manor LP,
Series 2005 A, AMT,
LOC: Citibank N.A.
3.570% 11/15/38 (a)	10,000,000	10,000,000
Series 2006 N, AMT,
3.720% 09/12/07	21,000,000	21,000,000
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility,
Series 2004, AMT,
LOC: Branch & Banking Trust
3.780% 07/01/24 (a)	5,150,000	5,150,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
SPA: Danske Bank
3.750% 02/01/40 (a)	11,985,000	11,985,000
Maryland Total		48,135,000
Massachusetts – 0.7%
MA Development Finance Agency
Clarendon Street Associates,
Series 2006 A, AMT,
LOC: Bayerische Landesbank
3.570% 12/01/40 (a)	12,000,000	12,000,000
MA State
3.580% 03/05/07	18,000,000	18,000,000
3.730% 03/01/07	17,025,000	17,025,000
Series 1997 B,
SPA: Landesbank Hessen-Thuringen
3.660% 08/01/15(a)	10,800,000	10,800,000
Massachusetts Total		57,825,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Michigan – 6.4%
MI Detroit School District
Series 2006,
4.500% 08/21/07	57,000,000	57,232,088
MI Housing Development Authority
Multi-Family Revenue,
Canterbury Project,
Series 2003 A, AMT,
LOC: LaSalle Bank
3.720% 06/01/38 (a)	9,500,000	9,500,000
Series 2006 B, AMT,
SPA: DEPFA Bank PLC
3.610% 06/01/30 (a)	20,000,000	20,000,000
Series 2006, AMT,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.720% 10/01/42 (a)	8,125,000	8,125,000
Single Family Mortgage Revenue,
Series 2005 B, AMT:
LOC: DEPFA Bank PLC
3.610% 06/01/30 (a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC
3.610% 12/01/25 (a)	13,635,000	13,635,000
MI Municipal Bond Authority
Series 2006 B-1,
4.500% 08/20/07	29,340,000	29,449,317
MI Roaring Fork Municipal Products LLC
Series 2003, AMT,
Insured: AMBAC,
SPA: Bank of New York
3.800% 03/01/24 (a)	10,035,000	10,035,000
Series 2006, AMT,
Insured: AMBAC,
SPA: Bank of New York
3.770% 03/01/31 (a)	8,748,000	8,748,000
MI State
3.600% 10/10/07	88,090,000	88,090,000
Series 2006,
LOC: DEPFA Bank PLC
4.250% 09/28/07	28,000,000	28,089,040
MI Strategic Fund Ltd.
American Autocoat, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
3.760% 10/01/22 (a)	5,045,000	5,045,000

	Par ($)	Value ($)
B & C Leasing LLC,
Series 1999, AMT,
LOC: LaSalle Bank
3.720% 07/01/24 (a)	2,400,000	2,400,000
Erin Flint Properties LLC,
Series 2006, AMT,
LOC: Fifth Third Bank
3.760% 07/01/26 (a)	4,160,000	4,160,000
Home, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
3.760% 11/01/22 (a)	1,920,000	1,920,000
LRV Enterprises LLC,
Series 1996, AMT,
LOC: National City Bank
3.870% 09/01/21 (a)	500,000	500,000
Michigan Turkey Producers,
Series 2000 A, AMT,
LOC: Fifth Third Bank
3.770% 05/01/15 (a)	1,600,000	1,600,000
Series 1999, AMT,
LOC: National City Bank
3.820% 06/01/24 (a)	1,080,000	1,080,000
Series 2000, AMT,
LOC: KeyBank N.A.
3.790% 07/01/20 (a)	2,020,000	2,020,000
Series 2003, AMT:
LOC: Fifth Third Bank
3.760% 08/01/23 (a)	955,000	955,000
LOC: National City Bank
3.770% 12/01/28 (a)	2,580,000	2,580,000
MI University
3.670% 03/01/07	10,000,000	10,000,000
3.690% 03/02/07	31,025,000	31,025,000
MI Wayne Charter County Airport Authority
Series 2002 A, AMT,
Insured: FGIC
3.580% 12/01/32 (a)	140,320,000	140,320,000
MI Wayne County Airport Authority
Series 2005 MT-115, AMT,
Insured: MBIA,
LIQ FAC: Svenska Handelsbank
3.730% 12/01/17 (a)	18,140,000	18,140,000
Series 2005, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.730% 12/01/34 (a)	6,600,000	6,600,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.730% 12/01/29 (a)	5,900,000	5,900,000
Michigan Total		528,018,445
Minnesota – 0.7%
MN Eden Prairie Industrial Development Revenue
SWB LLC,
Series 2000 A, AMT,
LOC: US Bank N.A.
3.890% 11/01/20 (a)	2,035,000	2,035,000
MN Housing Finance Agency
Series 2006 P, AMT,
3.580% 07/01/29 (a)	30,000,000	30,000,000
Series 2006 R, AMT,
3.580% 07/01/38 (a)	15,000,000	15,000,000
MN Minneapolis St. Paul Metropolitan Airports Commission
Airport Revenue,
Series 2005 PT-2834, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services
3.590% 01/01/14 (a)(b)	2,535,000	2,535,000
MN Springfield Industrial Development Revenue
OCHS Brick Co.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 05/01/16 (a)	4,110,000	4,110,000
MN St. Paul Port Authority Industrial Development Revenue
Camada LP,
Series 2005, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 12/01/12 (a)	2,900,000	2,900,000
Minnesota Total		56,580,000
Mississippi – 0.0%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT,
LOC: Branch Banking & Trust Co.
3.780% 03/01/15 (a)	1,590,000	1,590,000
Series 2005, AMT,
LOC: Branch Banking & Trust Co.
3.780% 03/01/25 (a)	2,235,000	2,235,000
Mississippi Total		3,825,000

	Par ($)	Value ($)
Missouri – 1.3%
MO ABN AMRO Munitops Certificate Trust
Series 2006,
Insured: FSA,
SPA: ABN AMBRO Bank N.V.
3.690% 03/01/14 (a)	12,995,000	12,995,000
MO Health & Educational Facilities Authority
Series 2006,
LOC: National City Bank
3.670% 12/01/26 (a)	8,000,000	8,000,000
MO Industrial Development Authority
Multi-Family Housing Revenue,
Crook Creek Apartments II:
Series 2004 A, AMT,
LOC: LaSalle National Bank
3.720% 09/01/39 (a)	5,600,000	5,600,000
Series 2004 B, AMT,
LOC: FHLB
3.760% 09/01/39 (a)	750,000	750,000
MO Jackson County
Special Obligations,
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.600% 12/01/18 (a)	28,880,000	28,880,000
MO Mountain Grove Industrial Development Authority
Health Care Facility Revenue,
Mountain Grove #1, Inc.,
Series 1997, AMT,
LOC: Wahovia Bank
3.590% 11/01/13 (a)	1,685,000	1,685,000
MO Nodaway Industrial Development Authority
Educational Facilities Revenue,
Northwest Foundation, Inc.,
Series 2002,
LOC: U.S. Bank N.A.
3.720% 11/01/32 (a)	3,990,000	3,990,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT,
LOC: U.S. Bank N.A.
3.770% 03/01/38 (a)	19,730,000	19,730,000
Multi-Family Housing Revenue:
Metro Lofts Apartments,
Series 2003 A, AMT,
Guarantor: FNMA
3.560% 03/15/36 (a)	13,250,000	13,250,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.780% 12/01/45 (a)	7,075,000	7,075,000
United States Tape & Label Corp.,
Series 1999, AMT,
LOC: LaSalle Bank N.A.
3.720% 08/01/19 (a)	2,300,000	2,300,000
MO Wright City Industrial Revenue
Series 2002, AMT,
LOC: LaSalle Bank N.A.
3.690% 04/01/32 (a)	2,000,000	2,000,000
Missouri Total		106,255,000
Montana – 0.5%
MT Board Investment Resource Recovery Revenue
Colstrip Energy LP,
Series 1989, AMT,
LOC: Dexia Credit Local de France
3.620% 12/30/15 (a)	39,040,000	39,040,000
Montana Total		39,040,000
Nebraska – 0.2%
NE Lancaster County Industrial Development Revenue
MLLC LLC,
Series 2000 A, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 11/01/20 (a)	4,515,000	4,515,000
NE Washington County Industrial Development Revenue
Cargill Inc.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.720% 06/01/18 (a)	10,200,000	10,200,000
Nebraska Total		14,715,000
Nevada – 0.3%
NV Business & Industry Pollution Control Revenue
Barrick Gold Corp.,
Series 1999, AMT,
LOC: Royal Bank of Canada
3.570% 06/01/29 (a)	11,500,000	11,500,000
NV Clark County Airport Revenue
Series 2004, AMT,
Insured: FGIC
3.720% 07/01/22 (a)	5,020,000	5,020,000

	Par ($)	Value ($)
NV Clark County Industrial Development Revenue
Nevada Cogeneration Associates #1,
Series 1990, AMT,
LOC: Canadian Imperial Bank
3.690% 12/01/22 (a)	5,950,000	5,950,000
NV Clark County Passenger Facility
Series 2002, AMT,
Insured: MBIA
5.000% 07/01/07	5,735,000	5,761,734
Nevada Total		28,231,734
New Hampshire – 0.0%
NH Business Finance Authority Exempt Facilities Revenue
Waste Management of New Hampshire, Inc. Project,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.720% 09/01/12 (a)	3,500,000	3,500,000
New Hampshire Total		3,500,000
New Jersey – 0.1%
NJ Economic Development Authority
Series 2006, AMT,
LOC: Goldman Sachs
3.750% 01/01/37 (a)	3,100,000	3,100,000
NJ Housing & Mortgage Finance Agency
Series 1999 AA, AMT,
Insured: MBIA
5.200% 10/01/07	2,000,000	2,017,685
New Jersey Total		5,117,685
New Mexico – 0.8%
NM Bernalillo County
Series 2006,
4.000% 12/14/07	20,000,000	20,045,600
NM Farmington Pollution Control Revenue
Arizona Public Service Co.,
Series 1994 C, AMT,
LOC: Barclays Bank PLC
3.660% 09/01/24 (a)	13,400,000	13,400,000
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 A,
Insured: FSA,
SPA: Citibank N.A.
3.660% 08/01/30 (a)	10,550,000	10,550,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NM Mortgage Finance Authority
Series 2006, AMT:
GIC: Trinity Funding Co. LLC
4.520% 03/01/41 (a)	17,432,327	17,432,327
SPA: Merrill Lynch Capital Services,
GIC: Trinity Funding Co. LLC
3.730% 03/01/41 (a)	6,695,000	6,695,000
New Mexico Total		68,122,927
New York – 3.8%
NY ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: PSFG
3.700% 02/01/11 (a)	8,960,000	8,960,000
NY Dormitory Authority Revenue
Series 2006 A,
LIQ FAC: Citibank N.A.
3.700% 03/15/36 (a)	113,850,000	113,850,000
NY Housing Finance Agency
240 East 39th Realty LLC,
Series 1997, AMT,
3.550% 05/15/30 (a)	9,000,000	9,000,000
Series 2004 A,
Guarantor: FNMA
3.500% 11/15/36 (a)	21,850,000	21,850,000
NY Nassau County Industrial Development Agency
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.630% 11/01/29 (a)	54,995,000	54,995,000
NY New York City
3.700% 03/01/07	25,000,000	25,000,000
NY New York City Housing Development Corp.
125 Court Street LLC,
Series 2005 A, AMT,
Insured: FHLMC
3.530% 12/01/35 (a)	10,000,000	10,000,000
Armory Place LLC,
Series 2003 A, AMT,
Guarantor: FNMA
3.530% 03/15/33 (a)	14,350,000	14,350,000
NY Power Authority
3.600% 03/08/07	14,300,000	14,300,000
NY Rockland County
Series 2007,
4.000% 12/20/07	10,000,000	10,024,100

	Par ($)	Value ($)
NY State
Series 2000 B,
LOC: Dexia Credit Local
3.580% 03/15/30 (a)	30,000,000	29,993,237
New York Total		312,322,337
North Carolina – 2.9%
NC Agriculture Finance Authority Development Revenue
McGill Environment System,
Series 2003, AMT,
LOC: Branch Bank & Trust
3.780% 12/01/15 (a)	2,700,000	2,700,000
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co.,
Series 2003, AMT,
LOC: Branch Banking & Trust
3.780% 06/01/24 (a)	1,635,000	1,635,000
NC Capital Facility Finance Agency Revenue
Republic Services, Inc. Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.680% 07/01/34 (a)	16,150,000	16,150,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT,
LOC: Branch Banking & Trust
3.780% 12/01/21 (a)	2,720,000	2,720,000
NC Charlotte Airport Revenue
Series 1997 A, AMT,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.580% 07/01/17 (a)	13,405,000	13,405,000
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC,
Series 2004, AMT,
3.780% 04/01/26 (a)	5,000,000	5,000,000
NC Education Assistance Authority
Series 2005 A-2, AMT,
Insured: AMBAC,
LOC: Branch Banking & Trust
3.700% 09/01/35 (a)	81,390,000	81,390,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Quantum Group, Inc.,
Series 2000, AMT,
LOC: Regions Bank
3.700% 06/01/20 (a)	2,070,000	2,070,000
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments,
Series 2003, AMT,
LOC: SunTrust Bank
3.570% 12/01/35 (a)	5,025,000	5,025,000
NC Housing Finance Agency
Series 2005 22-E, AMT,
SPA: FSA
3.550% 07/01/39 (a)	12,000,000	11,994,833
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp. Project,
Series 1996, AMT,
LOC: Bank One Milwaukee N.A.
4.000% 01/01/11 (a)	1,050,000	1,050,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Autry Mills,
Series 1999, AMT,
LOC: Branch & Banking Trust
3.780% 02/01/13 (a)	3,520,000	3,520,000
Hamlin Sheet Metal Co.,
Series 1997, AMT,
LOC: Branch Banking & Trust
3.780% 11/01/17 (a)	1,800,000	1,800,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC,
Series 2003, AMT,
LOC: SunTrust Bank
3.620% 09/01/35 (a)	4,570,000	4,570,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.630% 02/01/24 (a)	25,600,000	25,600,000
NC Montgomery County Industrial Facilities & Pollution Control Financing Authority
Republic Services of NC LLC,
Series 2000, AMT,
LOC: SunTrust Bank
3.680% 12/01/20 (a)	7,000,000	7,000,000

	Par ($)	Value ($)
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC,
Series 2001 A, AMT,
LOC: Branch Banking & Trust
3.780% 09/01/22 (a)	2,300,000	2,300,000
NC Raleigh Durham Airport Authority
Series 2006, AMT,
Insured: XLCA
SPA: Depfa Bank PLC
3.620% 05/01/36 (a)	50,000,000	50,000,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
PHC LLC Project,
Series 1999, AMT,
LOC: Branch Banking & Trust
3.780% 03/01/14 (a)	3,590,000	3,590,000
North Carolina Total		241,519,833
North Dakota – 0.1%
ND Housing Finance Agency Revenue
Series 2002 B, AMT,
Insured: FSA,
SPA: FHLMC
3.590% 01/01/34 (a)	10,200,000	10,200,000
North Dakota Total		10,200,000
Ohio – 3.2%
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank
3.700% 04/01/18 (a)	4,545,000	4,545,000
OH Centerville Care Revenue
Series 1994,
LOC: National City Bank
3.560% 11/01/13 (a)	815,000	815,000
OH Columbus Regional Airport Authority
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.600% 03/15/36 (a)	11,610,000	11,610,000
OH Cuyahoga County Hospital Revenue
Series 2005,
LOC: National City Bank
3.670% 02/01/35 (a)	9,965,000	9,965,000
Series 2006,
Insured: MBIA,
LIQ FAC: Bayerische Landesbank
3.600% 01/15/26 (a)	73,285,000	73,285,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Dayton-Montgomery County Port Authority
Series 2007,
LIQ FAC: Citigroup Financial Products
1.000% 02/01/37 (a)	95,000,000	95,000,000
OH Franklin County Multi-Family Housing Revenue,
Series 2005, AMT,
LOC: Fifth Third Bank
3.760% 08/01/35 (a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT,
LOC: KeyBank N.A.
3.660% 09/01/16 (a)	200,000	200,000
OH Hancock County Industrial Development Revenue
Koehler Brothers, Inc.,
Series 1999, AMT,
LOC: National City Bank
3.790% 06/01/14 (a)	985,000	985,000
OH Hancock County Multi-Family Revenue
Pedcor Investments,
Series 1998 B, AMT,
LOC: FHLB
3.850% 01/01/31 (a)	725,000	725,000
OH Housing Finance Agency
Series 2005, AMT
Insured: FHA,
SPA: Federal Home Loan Bank
3.550% 09/01/35 (a)	29,000,000	29,000,000
OH Lucas County Industrial Development Revenue
Series 1997, AMT,
3.870% 07/01/09 (a)	595,000	595,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT,
LOC: Fifth Third Bank
3.760% 09/01/23 (a)	1,375,000	1,375,000
OH Summit County Industrial Development Revenue
Quality Mold, Inc.,
Series 1999, AMT,
LOC: KeyBank N.A.
3.790% 06/01/19 (a)	2,470,000	2,470,000
OH Toledo Lucas County Port Authority Airport Development Revenue
Flight Safety International Inc. Project,
Series1998-1, AMT,
3.700% 01/01/18 (a)	15,800,000	15,800,000

	Par ($)	Value ($)
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2006 A, AMT,
LOC: Barclays Bank PLC
3.590% 06/15/33 (a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
3.760% 09/01/16 (a)	1,310,000	1,310,000
Ohio Total		261,380,000
Oklahoma – 0.4%
OK Claremore Industrial & Redevelopment Revenue
Whirlwind Steel Buildings Project,
Series 2001, AMT,
LOC: Chase Manhattan Bank
4.000% 09/01/16 (a)	1,425,000	1,425,000
OK Development Finance Authority Revenue
Series 1997, AMT,
LOC: Bank of New York
3.580% 03/01/27 (a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
Series 2001 PT-1288, AMT,
SPA: Merrill Lynch Capital Services
3.730% 01/01/09 (a)	785,000	785,000
OK Industrial Authority Economic Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
3.760% 10/01/23 (a)	1,785,000	1,785,000
OK Morgan Keegan Municipal Products, Inc.
Series 2005 D, AMT,
SPA: BNP Paibas
3.750% 02/01/10 (a)	16,225,000	16,225,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT,
LOC: PNC Bank N.A.
3.770% 10/01/21 (a)	5,000,000	5,000,000
Oklahoma Total		34,020,000
Oregon – 1.1%
OR Economic Development Revenue
KRC Western, Inc.,
Series 1997 178, AMT,
LOC: Wachovia Bank N.A.
3.720% 01/01/17 (a)	7,650,000	7,650,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
LD McFarland Cascade Co. Ltd.,
Series 1996, AMT,
LOC: U.S. Bank of Washington
3.790% 11/01/16 (a)	1,000,000	1,000,000
Oregon Metal Slitters, Inc.,
Series 1997, AMT,
LOC: KeyBank N.A.
3.590% 04/01/24 (a)	4,665,000	4,665,000
OR Homeowner Revenue
Series 2006, AMT,
SPA Merrill Lynch Capital Services, Inc.
GIC: Trinity Funding Co. LLC
3.740% 05/01/10 (a)	67,895,000	67,895,000
OR Roaring Fork Municipal Products LLC
Series 2003 A, AMT
Insured: FGIC,
SPA: Bank of New York
3.800% 07/01/15 (a)	7,745,000	7,745,000
Oregon Total		88,955,000
Pennsylvania – 5.3%
PA ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
3.690% 11/15/12 (a)	10,130,000	10,130,000
PA Authority for Industrial Development
Goldenberg Candy Co.,
Series 1997, AMT,
LOC: Wachovia Bank
3.610% 01/01/13 (a)	1,870,000	1,870,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006 B,
LOC: Barclays Bank PLC
3.540% 12/01/41 (a)	32,500,000	32,500,000
PA Chester County Health & Education Facilities Authority
Simpson Meadows,
Series 2000,
LOC: Wachovia Bank N.A.
3.660% 10/01/30 (a)	7,785,000	7,785,000
PA Delaware Valley Regional Financial Authority
Series 1986,
LOC: Bayerische Landesbank
3.550% 08/01/16 (a)	17,050,000	17,050,000

	Par ($)	Value ($)
PA Economic Development Financing Authority
Series 2006, AMT,
LOC: Citizens Bank of PA
3.710% 12/01/36 (a)	5,980,000	5,980,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals,
Series 1998, AMT,
LOC: PNC Bank N.A.
3.770% 03/01/09 (a)	930,000	930,000
PA Emmaus General Authority
Series 1989 F-22,
LOC: DEPFA Bank PLC
3.550% 03/01/24 (a)	23,600,000	23,600,000
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005,
LOC: Fifth Third Bank
3.700% 12/01/29 (a)	9,560,000	9,560,000
PA Higher Education Assistance Agency
Series 1995 A, AMT,
Insured: AMBAC,
SPA: Morgan Stanley Bank
3.580% 12/01/25 (a)	123,500,000	123,500,000
PA Housing Finance Agency
Series 2004 84-C, AMT,
SPA: Dexia Credit Local
3.550% 04/01/18 (a)	18,635,000	18,635,000
Series 2004 84-D, AMT,
SPA: Dexia Credit Local
3.550% 10/01/34 (a)	18,335,000	18,335,000
Series 2005 91-B, AMT,
SPA: DEPFA Bank PLC
3.550% 10/01/36 (a)	16,900,000	16,900,000
Series 2005, AMT,
SPA: DEPFA Bank PLC
3.550% 10/01/35 (a)	93,670,000	93,670,000
Series 2006 94-B, AMT,
SPA: Dexia Credit Local
3.550% 04/01/27 (a)	22,165,000	22,165,000
PA Lehigh County General Purpose Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.600% 07/01/18 (a)	9,265,000	9,265,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Moon Industrial Development Authority
One Thorn Run Associates,
Series 1995 A, AMT,
LOC: National City Bank
3.770% 11/01/15 (a)	4,690,000	4,690,000
PA Philadelphia Redevelopment Authority
Series 2005, AMT,
Insured: FGIC
3.710% 04/15/24 (a)	10,240,000	10,240,000
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises,
Series 1997, AMT,
LOC: National City Bank N.A.
3.610% 04/01/17 (a)	2,890,000	2,890,000
Series 1998 A, AMT,
LOC: National City Bank N.A.
3.770% 10/01/13 (a)	2,335,000	2,335,000
Pennsylvania Total		432,030,000
Puerto Rico – 2.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2006,
LIQ FAC: Citigroup Financial Products
3.700% 12/27/08 (a)	85,480,000	85,480,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.700% 09/03/09 (a)	106,000,000	106,000,000
Puerto Rico Total		191,480,000
Rhode Island – 0.1%
RI Housing And Mortgage Finance Corp.
Series 2004 C, AMT,
GIC: Bayerische Landesbank
2.500% 03/15/07	4,945,000	4,940,865
Rhode Island Total		4,940,865
South Carolina – 1.6%
SC Berkeley County Exempt Facility
Amoco Corp.,
Series 1997, AMT,
3.690% 04/01/27 (a)	8,175,000	8,175,000

	Par ($)	Value ($)
BP PLC,
Series 2003, AMT,
3.690% 05/01/38 (a)	1,100,000	1,100,000
SC Housing Finance & Development Authority
Arrington Place Apartment LP,
Series 2001, AMT,
LOC: SunTrust Bank
3.620% 12/01/33 (a)	1,250,000	1,250,000
Improvement Bayside Apartments,
LOC: Wachovia Bank N.A.
3.720% 07/15/39 (a)	17,250,000	17,250,000
Oakfield Ltd. Co.,
Series 2004, AMT,
LOC: National Bank of South Carolina
3.800% 10/01/25 (a)	2,626,000	2,626,000
Series 2005 R-398, AMT,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.720% 07/01/34 (a)	2,070,000	2,070,000
Series 2006-1388, AMT,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.750% 07/01/10 (a)	5,290,000	5,290,000
Spring Grove LP,
Series 2000, AMT,
LOC: SunTrust Bank
3.570% 12/01/34 (a)	7,235,000	7,235,000
SC Jobs Economic Development Authority
Abraham Industries LLC,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.770% 05/01/14 (a)	4,550,000	4,550,000
Banks Construction Co.,
Series 1999, AMT,
LOC: Wachovia Bank of North Carolina
3.770% 05/01/09 (a)	1,100,000	1,100,000
Imagepoint, Inc.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.770% 12/01/23 (a)	3,690,000	3,690,000
Kravet Fabrics, Inc.,
Series 1997, AMT,
LOC: Bank of New York
3.720% 03/01/12 (a)	2,050,000	2,050,000
Mancor Industries, Inc.,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.770% 05/01/14 (a)	900,000	900,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Performance Friction Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A.
3.720% 06/01/12 (a)	3,100,000	3,100,000
Pine River Plastics, Inc. Project,
Series 2000, AMT,
LOC: Comerica
3.770% 03/01/11 (a)	2,500,000	2,500,000
Quoize, Inc. Project,
Series 1996, AMT,
LOC: Bank of New York
3.780% 05/01/16 (a)	4,225,000	4,225,000
Raynor USA Southeast,
Series 2000, AMT,
LOC: LaSalle Bank
3.730% 05/01/20 (a)	4,655,000	4,655,000
Rock Tennessee Converting Co.,
Series 2002, AMT,
LOC: SunTrust Bank
3.620% 04/01/32 (a)	2,500,000	2,500,000
Sargent Metal Fabricators,
Series 2002, AMT,
LOC: Branch Banking & Trust
3.780% 11/01/22 (a)	1,055,000	1,055,000
SoPakCo., Inc.,
Series 2006, AMT,
LOC: Regions Bank
3.720% 02/01/16 (a)	7,240,000	7,240,000
Southeastern Fly Ash Co.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.720% 01/01/14 (a)	7,300,000	7,300,000
Vista Hotel Partners LLC,
Series 2005, AMT,
LOC: SunTrust Bank
3.570% 12/01/35 (a)	13,500,000	13,500,000
SC Kershaw County Industrial Development Revenue
DeRoyal Textiles, Inc.,
Series 1994,
LOC: SunTrust Bank of Nashville
3.710% 12/01/07 (a)	1,000,000	1,000,000
SC Piedmont Municipal Power Agency
Electric Revenue,Series 2004 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.520% 01/01/34 (a)	13,000,000	13,000,000

	Par ($)	Value ($)
Electric Revenue,
Series 2004 B-6,
Insured: MBIA,
LOC: Dexia Credit Local
3.520% 01/01/31 (a)	15,000,000	15,000,000
South Carolina Total		132,361,000
South Dakota – 1.6%
SD Economic Development Financing Authority Industrial Development Revenue
Lomar Development Co. Project,
Series 1996 B, AMT,
LOC: U.S. Bank N.A.
3.890% 08/01/08 (a)	200,000	200,000
SD Housing Development Authority
Single Family Mortgage Revenue,
Series 2006, AMT:
LIQ FAC: Landesbank Hessen-Thuringen
3.780% 05/01/45 (a)	115,000,000	115,000,000
LOC: Merrill Lynch Capital Services
3.750% 05/01/45 (a)	14,310,000	14,310,000
South Dakota Total		129,510,000
Tennessee – 4.0%
TN Brownsville Industrial Development Board Industrial Development Revenue
Dynametal Technologies, Inc.,
Series 1997, AMT,
LOC: Union Planters Bank
3.950% 06/01/12 (a)	4,190,000	4,190,000
TN Energy Acquisition Corp.
Series 2006,
LIQ FAC: Goldman Sachs,
GTY AGMT: Goldman Sachs & Co.
3.700% 09/01/26 (a)	55,000,000	55,000,000
TN Franklin County Industrial Development Board Revenue
Zanini Tennessee, Inc.,
Series 2005 A, AMT,
LOC: Regions Bank
3.800% 12/01/20 (a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Revenue
Packaging Services, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.620% 05/01/18 (a)	2,800,000	2,800,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Jefferson City Industrial Development Board Revenue
Nashua Corp.,
Series 2004 B, AMT,
LOC: LaSalle Bank N.A.
3.730% 12/01/24 (a)	2,800,000	2,800,000
TN Knox County First Utility District Water & Sewer Revenue
Series 2003,
LOC: AmSouth Bank
3.700% 12/01/10 (a)	5,630,000	5,630,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
3.750% 12/01/35 (a)	3,250,000	3,250,000
Alco Greenbriar Partners,
Series 2006 A, AMT,
LOC: Regions Bank
3.730% 11/01/36 (a)	6,730,000	6,730,000
Alco Knollcrest Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
3.750% 12/01/35 (a)	2,225,000	2,225,000
Springdale Creek Apartments Project,
Series 2003 A, AMT,
LOC: First Tennessee Bank
3.850% 01/01/35 (a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board:
Series 2006 A, AMT,
LOC: U.S. Bank N.A.
3.750% 12/01/41 (a)	10,000,000	10,000,000
Wedgewood Towers LP,
Series 2004 A, AMT,
LOC: AmSouth Bank
3.810% 06/01/34 (a)	1,000,000	1,000,000
TN Metropolitan Nashville Airport Authority
Series 2003, AMT,
LOC: SunTrust Bank
3.570% 07/01/12 (a)	1,290,000	1,290,000
Embraer Aircraft Services, Inc.,
Series 2005, AMT,
LOC: Regions Bank
3.800% 04/01/30 (a)	3,910,000	3,910,000
TN Monroe County Industrial Development Board
Series 2006, AMT,
LOC: SunTrust Bank
3.570% 01/01/21 (a)	7,500,000	7,500,000

	Par ($)	Value ($)
TN Morgan Keegan Municipal Products, Inc.
Series 2005 C, AMT,
LIQ FAC: BNP Paribas
3.750% 08/09/07 (a)	146,415,000	146,415,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co.,
LIQ FAC: JPMorgan Chase & Co.
3.710% 11/30/07 (a)	33,235,000	33,235,000
TN Sevier County Industrial Development Board
Series 2005, AMT,
LOC: Branch Banking & Trust Co.
3.780% 09/01/25 (a)	2,300,000	2,300,000
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue,
Spring Creek Apartments,
Series 1995, AMT,
LOC: First Tennessee Bank
3.850% 12/01/20 (a)	2,700,000	2,700,000
TN Shelby County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.660% 04/01/30 (a)	23,050,000	23,050,000
TN Sullivan County Industrial Development Board
Series 1990, AMT,
LOC: Northern Trust
3.660% 07/01/10 (a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
Marine Masters Trailers,
Series 2002, AMT,
LOC: AmSouth Bank
3.750% 10/01/17 (a)	2,200,000	2,200,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004, AMT,
LOC: SunTrust Bank
3.570% 12/01/14 (a)	2,600,000	2,600,000
Tennessee Total		330,175,000
Texas – 10.5%
TX ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: MBIA
3.700% 09/01/13 (a)	9,735,000	9,735,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Affordable Housing Corp.
Series 2006 1315,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.750% 03/01/32 (a)	12,550,000	12,550,000
TX Alliance Airport Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.740% 04/01/21 (a)	8,835,000	8,835,000
TX Arlington Industrial Development Corp.
Universal Forest Products,
Series 1999, AMT,
LOC: JPMorgan Chase Bank
3.820% 07/01/29 (a)	1,190,000	1,190,000
TX Austin Airport System Revenue
Financial Services Department,
Series 1995 A, AMT,
LOC: JPMorgan Chase Bank
3.590% 11/15/17 (a)	24,700,000	24,700,000
TX Austin Utilities System
3.670% 03/05/07	13,029,000	13,029,000
TX Bell County Industrial Development Corp.
Industrial Development Revenue,
Metal Sales Manufacturing Corp. Project,
Series 1998, AMT,
LOC: Firstar Bank N.A.
4.000% 08/01/08 (a)	500,000	500,000
TX Bexar Housing Finance Corp.
Multi-Family Housing Revenue,
Perrin Park Apartment Project,
Series 1996,
LOC: Northern Trust Co.
3.800% 06/01/28 (a)	10,375,000	10,375,000
TX Brazos River Harbor Navigation District
Merey Sweeny LP,
Series 2002 A, AMT,
LOC: JPMorgan Chase Bank
3.700% 04/01/21 (a)	5,500,000	5,500,000
TX Calhoun County Naval Industrial Development Authority
BP PLC,
Series 1998, AMT,
3.770% 01/01/24 (a)	30,000,000	30,000,000
TX Camp County Industrial Development Corp.
Pilgrims Pride Corp.,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
3.550% 07/01/29 (a)	25,000,000	25,000,000

	Par ($)	Value ($)
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc.,
Series 2001, AMT,
LOC: JPMorgan Chase Bank
3.750% 05/01/16 (a)	11,860,000	11,860,000
TX Dallas Fort Worth International Airport Revenue
Flight Safety Project,
Series 1999, AMT,
3.700% 07/01/32 (a)	16,180,000	16,180,000
Series 2004, AMT,
Insured: MBIA
3.720% 11/01/33 (a)	3,000,000	3,000,000
Series 2005, AMT,
Insured: FGIC,
LIQ FAC: Svenska Handelsbanken
3.710% 11/01/19 (a)(b)	30,665,000	30,665,000
Series 2007, AMT,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.750% 11/01/08 (a)	3,610,000	3,610,000
TX Dallas Housing Finance Corp.
Multi-Family Housing Revenue,
The Masters Apartments Project,
Series 2004, AMT,
Guarantor: FNMA
3.720% 07/15/37 (a)	7,680,000	7,680,000
TX Department of Housing & Community Affairs
Series 2005,
LIQ FAC: Merrill Lynch Capital Services
3.780% 03/01/36 (a)	8,705,000	8,705,000
Series 2006 H, AMT,
SPA: DEPFA Bank PLC
3.570% 09/01/37 (a)	18,000,000	18,000,000
Series 2006, AMT,
Guarantor: FNMA,
SPA: Merrill Lynch Capital Services
3.730% 12/01/38 (a)	13,650,000	13,650,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.760% 12/01/36 (a)	11,250,000	11,250,000
St. Augustine Estate Apartments,
Series 2005, AMT,
LOC: JPMorgan Chase Bank
3.750% 09/15/38 (a)	7,650,000	7,650,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp.:
Series 1994, AMT,
LOC: Royal Bank of Scotland
3.690% 04/01/26 (a)	20,000,000	20,000,000
Series 1999, AMT,
LOC: BNP Paribas
3.690% 04/01/29 (a)	6,300,000	6,300,000
Series 2004, AMT,
LOC: Caylon Bank
3.690% 10/01/32 (a)	21,300,000	21,300,000
Harsco Corp.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.820% 05/01/10 (a)	1,500,000	1,500,000
TX Gulf Coast Waste Disposal Authority
Environmental Facilities Revenue:
BP Amoco Chemical,
Series 2003 B, AMT,
3.690% 09/01/38 (a)	4,150,000	4,150,000
BP PLC:
Series 2002, AMT,
3.690% 07/01/36 (a)	5,430,000	5,430,000
Series 2003, AMT,
3.690% 05/01/38 (a)	10,020,000	10,020,000
Series B, AMT,
3.690% 07/01/36 (a)	34,300,000	34,300,000
BP Products North America,
Series 2005, AMT,
3.690% 07/01/26 (a)	6,000,000	6,000,000
TX Harris County
3.600% 03/09/07	3,661,000	3,661,000
3.620% 03/09/07	34,035,000	34,035,000
3.700% 03/08/07	3,600,000	3,600,000
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional,
Series 1992,
LOC: JPMorgan Chase Bank
3.950% 04/01/17 (a)	2,350,000	2,350,000
YMCA-Greater Houston Area,
Series 2002,
LOC: JPMorgan Chase Bank
3.640% 07/01/37 (a)	5,900,000	5,900,000
TX Harris County Industrial Development Corp.
Exxon Mobil Corp.,
Series 1997, AMT,
3.660% 04/01/32 (a)	12,900,000	12,900,000

	Par ($)	Value ($)
Industrial Development Revenue:
North American Galvanizing,
Series 2000, AMT,
LOC: JPMorgan Chase Bank
3.630% 03/01/25 (a)	2,125,000	2,125,000
Series 2000, AMT,
LOC: Bank One Oklahoma N.A.
3.770% 04/01/08 (a)	5,000,000	5,000,000
TX Houston Housing Financial Corp.
Series 2004, AMT,
Guarantor: FNMA
3.720% 04/15/37 (a)	3,500,000	3,500,000
TX Houston
Series 2000 A, AMT,
Insured: FSA
6.000% 07/01/07	4,030,000	4,059,964
TX Klein Independent School District
Series 2006,
Insured: FGIC,
LIQ FAC: Wells Fargo Bank N.A.
3.690% 08/01/31 (a)	12,745,000	12,745,000
TX Lehman Municipal Trust Receipts
Series 2006,
LIQ FAC: Lehman Liquidity Co.
3.600% 12/15/26 (a)	19,975,000	19,975,000
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP,
Series 2005, AMT,
LOC: Citibank N.A.
3.630% 02/01/38 (a)	7,500,000	7,500,000
TX Municipal Gas Acquisition & Supply Corp. I
Series 2006,
LIQ FAC: Goldman Sachs
3.710% 12/15/26 (a)	19,995,000	19,995,000
Series 2007,
LIQ FAC: Goldman Sachs
3.690% 12/15/26 (a)	15,725,000	15,725,000
TX North Texas Higher Education Authority
Series 2003 A-1, AMT,
LOC: DEPFA Bank PLC
3.630% 10/01/37 (a)	10,000,000	10,000,000
Series 2003 A-2, AMT,
LOC: DEPFA Bank PLC
3.630% 04/01/10 (a)	10,000,000	10,000,000
TX Panhandle Regional Housing Financing
Series 2002, AMT,
3.760% 09/01/14 (a)	6,060,000	6,060,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Panhandle-Plains Higher Education Authority, Inc.
Series 1992 A, AMT,
Insured: MBIA
3.580% 06/01/21 (a)	26,500,000	26,500,000
TX Port Corpus Christi Industrial Development Corp.
Citgo Petroleum Corp.,
Series 1998, AMT,
LOC: JPMorgan Chase Bank
3.690% 08/01/28 (a)	19,585,000	19,585,000
TX San Antonio Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.760% 08/01/39 (a)	9,675,000	9,675,000
TX San Antonio Water Revenue
Series 2003 A,
Insured: MBIA
3.510% 05/15/33 (a)	41,370,000	41,370,000
TX State
Series 2007 A, AMT,
SPA: DEPFA Bank PLC
3.570% 06/01/37 (a)	20,000,000	20,000,000
Series 2007,
LIQ FAC: Deutsche Bank A.G.
3.720% 04/01/29 (a)	51,680,000	51,680,000
Veterans Housing Assist Project,
Series 2003, AMT,
SPA: Landesbank Hessen Thurigen
3.570% 06/01/34 (a)	23,175,000	23,175,000
TX Tarrant County Housing Finance Corp.
Series 2005, AMT,
LOC: Merrill Lynch Capital Serices
3.760% 01/01/36 (a)	5,000,000	5,000,000
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue,
Rosemont at Old Manor Apartments,
Series 2004, AMT,
Guarantor: FNMA
3.720% 08/15/37 (a)	6,700,000	6,700,000
TX Trinity River Authority Pollution Control
Series 2006, AMT,
LOC: Norddeutsche Landesbank
3.850% 11/01/41 (a)	47,000,000	47,000,000
TX University
3.600% 03/26/07	21,800,000	21,800,000

	Par ($)	Value ($)
TX Victory Street Public Facility Corp.
Series 2003, AMT,
LOC: Merrill Lynch Capital Services
3.760% 10/01/15 (a)	7,240,000	7,240,000
TX Waco Health Facilities Development Corp.
Series 2007,
Insured: MBIA,
LIQ FAC: Svenska Handelsbanken
3.710% 08/01/31 (a)	9,995,000	9,995,000
TX West Side Calhoun County Naval District
BP Amoco PLC,
Series 2000, AMT,
3.690% 10/01/30(a)	5,240,000	5,240,000
BP Chemicals, Inc.,
Series 1996, AMT,
3.690% 04/01/31 (a)	2,800,000	2,800,000
Texas Total		859,554,964
Utah – 0.4%
UT Board Regents Student Loan Revenue
Series 1997 R, AMT,
Insured: AMBAC,
LOC: DEPFA Bank PLC
3.570% 11/01/31 (a)	6,355,000	6,355,000
UT Housing Corp.
Multi-Family Revenue,
BP-UT 2 LLC,
Series 2004 A, AMT,
LOC: Citibank N.A.
3.590% 07/01/35 (a)	9,000,000	9,000,000
UT Murray City Industrial Development Revenue
Zvex Project,
Series 1996, AMT,
LOC: Bank One Arizona
4.000% 10/01/16 (a)	1,100,000	1,100,000
UT Salt Lake City Industrial Development Revenue
Spring Air Project,
Series 2003, AMT,
3.730% 07/01/23 (a)	3,275,000	3,275,000
UT Tooele City Industrial Development Revenue
Encon Utah Project,
Series 2002 A, AMT,
LOC: U.S. Bank N.A.
3.790% 10/01/22 (a)	3,100,000	3,100,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
UT Water Finance Agency Revenue
Series 2005 A-14,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.560% 10/01/35 (a)	8,100,000	8,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp.,
Series 1994 A, AMT,
LOC: PNC Bank
3.810% 04/01/14 (a)	5,000,000	5,000,000
Utah Total		35,930,000
Vermont – 0.4%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT,
LOC: KeyBank N.A.
3.790% 12/01/20 (a)	1,155,000	1,155,000
VT Housing Finance Agency
Series 2005 23, AMT,
Insured: FSA,
SPA: DEPFA Bank PLC
3.570% 11/01/34 (a)	14,300,000	14,300,000
Series 2006, AMT,
Insured: FSA,
LIQ FAC: JPMorgan Chase Bank
3.750% 11/01/09 (a)	4,550,000	4,550,000
VT Industrial Development Authority
Ryegate Wood Energy Company,
Series 1990, AMT,
LOC: ABN AMRO Bank N.V.
3.570% 12/01/15 (a)	10,600,000	10,600,000
Vermont Total		30,605,000
Virginia – 0.7%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.720% 12/01/14 (a)	11,700,000	11,700,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
Forest Village Apartments Project,
Series 2001 A-1, AMT,
LOC: SunTrust Bank
3.710% 01/01/33 (a)	4,500,000	4,500,000

	Par ($)	Value ($)
VA Morgan Keegan Municipal Products, Inc.
Series 2005 C, AMT,
LIQ FAC: BNP Paribas
3.750% 12/01/10 (a)	13,310,000	13,310,000
VA Port Authority Facility Revenue
Series 2006 A, AMT,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.730% 07/01/36 (a)	5,940,000	5,940,000
VA Prince William County Industrial Development Revenue
Dale Scott Corp. Project,
Series 2001, AMT,
LOC: First Union National Bank
3.720% 12/01/21 (a)	7,950,000	7,950,000
VA Richmond Redevelopment & Housing Authority
Series 1989 10B, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.620% 10/01/29 (a)	3,415,000	3,415,000
Series 1989 7A, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.620% 10/01/29 (a)	4,935,000	4,935,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue,
Second Development LLC Project,
Series 2003, AMT,
LOC: Wells Fargo Bank N.A.
3.780% 08/01/19 (a)	3,500,000	3,500,000
Virginia Total		55,250,000
Washington – 2.1%
WA Economic Development Finance Authority
Four Corners Capital LLC,
Series 2005 G, AMT,
LOC: General Electric Capital Corp.
3.710% 01/01/26 (a)(c)	7,155,000	7,155,000
RMI Investors LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.750% 08/01/26 (a)	3,585,000	3,585,000
WA Housing Finance Commission
Multi-Family Housing Revenue:
Columbia Heights Project,
Series 2004 A, AMT,
LOC: Wells Fargo Bank N.A.
3.710% 10/01/39 (a)	9,045,000	9,045,000
Inglebrook Court Project,
Series 1995, AMT,
3.600% 07/01/25 (a)	8,300,000	8,300,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Mallard Lakes Apartment Projects,
Series 2002 A, AMT,
3.720% 05/15/35 (a)	13,600,000	13,600,000
MWSH Arlington LLC,
Series 2003, AMT,
LOC: Washington Trust Bank
3.750% 11/01/36 (a)	1,300,000	1,300,000
Pacific Inn Apartments Project,
Series 1996 A, AMT,
LOC: US Bank N.A.
3.790% 05/01/28 (a)	1,350,000	1,350,000
Rosemont Apartments Projects,
Series 2003 A, AMT,
LOC: Umpua Bank & Bank of the West
3.730% 10/01/36 (a)	5,775,000	5,775,000
Series 2005 A, AMT,
Guarantor: FNMA
3.720% 09/15/39 (a)	15,570,000	15,570,000
Sherwood Springs Apartments Project,
Series 1997 A, AMT,
LOC: US Bank N.A.
3.790% 09/01/27 (a)	2,000,000	2,000,000
Sisters of Providence Project,
Series 1995, AMT,
LOC US Bank N.A.
3.790% 12/01/15 (a)	1,715,000	1,715,000
Multi-Family Revenue:
Lake City Senior Housing Associates,
Series 2006, AMT,
Insured: FHLMC
3.720% 07/01/39 (a)	4,000,000	4,000,000
Twin Ponds Apartments LP,
Series 1998 A, AMT,
LOC: U.S. Bank N.A.
3.750% 02/01/28 (a)	3,515,000	3,515,000
Single Family Housing Revenue,
Series 2006 2A, AMT,
3.750% 05/01/07	22,000,000	22,000,000
WA King County Housing Authority
Auburn North Associates,
Series 1997, AMT,
Guarantor: FNMA,
3.720% 12/01/27 (a)	3,370,000	3,370,000
WA Pierce County Economic Development
McFarland Cascade Project,
Series 1996, AMT,
LOC: US Bank N.A.
3.790% 12/01/17 (a)	2,000,000	2,000,000

	Par ($)	Value ($)
WA Port Bellingham Industrial Development Corp.
BP West Coast Products LLC:
Series 2001, AMT,
3.690% 12/01/33 (a)	16,325,000	16,325,000
Series 2002, AMT,
3.690% 12/01/33 (a)	6,850,000	6,850,000
WA Port of Seattle Revenue
3.600% 03/07/07	12,705,000	12,705,000
WA Port Tacoma
Series 2006, AMT,
Insured: XLCA,
SPA: Banco Bilbao Vizcaya
3.720% 12/01/36 (a)	8,000,000	8,000,000
WA Seattle Housing Authority Revenue
Rainier Vista Project, Phase I,
Series 2003, AMT,
LOC: KeyBank N.A.
3.730% 12/01/36 (a)	22,100,000	22,100,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT,
LOC: KeyBank N.A.
3.790% 04/01/18 (a)	4,415,000	4,415,000
Washington Total		174,675,000
West Virginia – 0.8%
WV Beckley Revenue Refunding
Beckley Water Co.,
Series 2003, AMT,
LOC: Bank One West Virginia
3.750% 10/01/16 (a)	6,795,000	6,795,000
WV Harrison County Board of Education
Series 2001,
LIQ FAC: Wachovia Bank N.A.
3.740% 05/01/07 (a)	3,910,000	3,910,000
WV Marion County Commission Solid Waste Disposal Revenue
Grantown Project,
Series 1990 C, AMT,
LOC: National Westminster
3.590% 10/01/17 (a)	1,100,000	1,100,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc.,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.770% 12/01/19 (a)	7,055,000	7,055,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WV Putnam County Solid Waste Disposal Revenue
FMC Corp.,
Series 1991, AMT,
LOC: Wachovia Bank N.A.
3.820% 05/01/21 (a)	1,530,000	1,530,000
Toyota Motor Credit Corp.:
Series 1998 A, AMT,
3.570% 06/01/28 (a)	40,000,000	40,000,000
Series 2000 A, AMT,
3.570% 04/01/30 (a)	5,000,000	5,000,000
West Virginia Total		65,390,000
Wisconsin – 0.9%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC,
Series 1998,AMT,
LOC: Fifth Third Bank
3.760% 12/01/18 (a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
3.760% 04/01/33 (a)	1,400,000	1,400,000
WI Health & Educational Facilities Authority
Series 2003,
Insured: MBIA:
3.600% 08/15/19 (a)	27,015,000	27,015,000
3.720% 02/15/16 (a)	16,425,000	16,425,000
WI Housing & Economic Development Authority
Home Ownership Revenue,
Series 2004 D, AMT,
LOC: Dexia Credit Local
3.560% 09/01/35 (a)	280,000	280,000
Single Family Revenue,
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.770% 04/01/46 (a)	12,235,000	12,235,000
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc.,
Series 1994, AMT,
LOC: JPMorgan Chase Bank
4.150% 12/01/09 (a)	525,000	525,000
WI Marathon City Industrial Redevelopment Authority
Maratech Calvin Frost Project,
Series 2003, AMT,
LOC: Fifth Third Bank
3.760% 10/01/35 (a)	2,795,000	2,795,000

	Par ($)	Value ($)
WI Menomonee Falls Industrial Development Revenue
Series 1994, AMT,
LOC: Bank One Milwaukee N.A.
4.000% 09/01/14 (a)	2,450,000	2,450,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
3.720% 12/01/44 (a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.890% 11/01/12 (a)	1,000,000	1,000,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc.,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.750% 08/01/20 (a)	700,000	700,000
WI Pewaukee Industrial Development
Gunner Press & Finishing,
Series 2000, AMT,
LOC: Bank One Wisconsin
4.000% 09/01/20 (a)	735,000	735,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc.,
Series 2004, AMT,
LOC: U.S. Bank N.A.
3.770% 09/01/29 (a)	1,625,000	1,625,000
WI Sheboygan Industrial development Revenue
SBCO Foods of Wisconsin,
Series 2002, AMT,
LOC: National Bank & Trust
4.000% 08/01/12 (a)	2,470,000	2,470,000
WI Whitewater Industrial Development Revenue
Husco International, Inc.,
Series 1997, AMT,
LOC: LaSalle Bank
3.580% 12/01/12 (a)	3,500,000	3,500,000
Wisconsin Total		76,155,000
Wyoming – 1.9%
WY Campbell County Industrial Development Revenue
Series 2005 B, AMT
3.800% 12/01/35 (a)	41,180,000	41,180,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006, AMT,
3.800% 12/01/36 (a)	30,000,000	30,000,000
Two Elk Power Generation Partners,
Series 2003, AMT,
3.800% 12/01/30 (a)	40,000,000	40,000,000
WY Community Development Authority
Series 2007, AMT
LIQ FAC: Lloyds TSB Bank PLC
GIC: Citigroup Financial Products
3.740% 02/01/10 (a)	19,995,000	19,995,000
WY Lincoln County Pollution Control Revenue
Exxon Capital Ventures,
Series 1987 A, AMT,
3.660% 07/01/17 (a)	16,200,000	16,200,000
WY Sweetwater County Environmental Improvement Revenue
Pacificorp,
Series 1995, AMT,
LOC: Barclays Bank PLC
3.700% 11/01/25 (a)	6,700,000	6,700,000
Wyoming Total		154,075,000
Total Municipal Bonds (cost of $7,613,492,006)		7,613,492,006

Asset-Backed Securities – 1.8%

Non-Profit Preferred Funding Trust I
3.780% 09/15/37 (a)	43,800,000	43,800,000
TEBS Tax Exempt Multifamily Housing Certificates
AMT,
3.780% 07/10/19 (a)	99,955,000	99,955,000
Total Asset-Backed Securities (cost of $143,755,000)		143,755,000

Municipal Preferred Stocks – 0.7%

	Shares
Munimae TE Bond Subsidiary LLC
3.760% 11/15/25(a)	30,885,000	30,885,000
3.780% 11/15/27(a)	29,535,000	29,535,000
Total Municipal Preferred Stocks (cost of $60,420,000)		60,420,000

Variable Rate Demand Notes – 1.6%

	Par ($)	Value ($)
Puttable Floating Option Tax-Exempt Receipts
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
3.780% 05/01/32 (a)	60,880,000	60,880,000
Series 2005,
LIQ FAC: Merrill Lynch Capital Services
3.720% 09/01/31 (a)	6,040,000	6,040,000
Series 2006 A,
SPA: Merrill Lynch Capital Services:
3.730% 10/01/39 (a)	48,675,000	48,675,000
3.750% 10/01/37 (a)	15,000,000	15,000,000
Total Variable Rate Demand Notes (cost of $130,595,000)		130,595,000
Total Investments – 96.7% (cost of $7,948,262,006)(d)		7,948,262,006
Other Assets & Liabilities, Net – 3.3%		271,374,711
	Net Assets – 100.0%	$8,219,636,717

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b) Illiquid security.

(c) The security, under Rule 144A under the Securities Act of 1933, is restricted to resale normally to qualified institutional buyers. At February 28, 2007, the value of this security represents 0.1% of net assets.

(d) Cost for federal income tax purposes is $7,948,262,006.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAQ	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds – 94.2%

	Par ($)	Value ($)
Alabama – 0.9%
AL Birmingham Medical Clinic Board
University of Health Services,
Series 2001 A,
LOC: First Commercial Bank
LOC: Columbus Bank & Trust
3.750% 03/01/31 (a)	170,000	170,000
AL Eclipse Funding Trust
Series 2006,
Insured: XLCA,
LIQ FAC: U.S. Bank N.A.
3.710% 08/01/32 (a)	6,910,000	6,910,000
AL Foley Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
3.700% 10/01/22 (a)	1,915,000	1,915,000
AL Health Care Authority for Baptist Health
Series 2006 C,
LOC: AmSouth Bank
3.540% 11/15/37 (a)	4,715,000	4,715,000
AL Scottsboro Solid Waste Disposal Authority
Series 2003,
LOC: Regions Bank
3.670% 11/01/18 (a)	4,920,000	4,920,000
AL Space Science Exhibit Finance Authority
Series 2005 A,
LOC: AmSouth Bank
3.750% 10/01/22 (a)	4,400,000	4,400,000
AL Tuscaloosa County Education Board
Series 2003,
LOC: Regions Bank
3.670% 02/01/16 (a)	4,700,000	4,700,000
AL Tuscaloosa Educational Building Authority
Stillman College,
Series 2002 A,
LOC: AmSouth Bank
3.680% 10/01/23 (a)	14,190,000	14,190,000
Alabama Total		41,920,000
Alaska – 0.3%
AK Housing Finance Corp.
Series 2005-703,
Insured: FGIC
3.720% 12/01/12 (a)	6,245,000	6,245,000

	Par ($)	Value ($)
AK Valdez
Marine Terminal Revenue,
BP Pipeline, Inc.,
Series 2003 B,
3.630% 07/01/37 (a)	8,900,000	8,900,000
Alaska Total		15,145,000
Arizona – 0.3%
AZ Apache County Industrial Development Authority Industrial Development Revenue
Tucson Electric Power Co.,
Series 1983 B,
LOC: Bank Of New York
3.550% 12/15/18 (a)	6,400,000	6,400,000
AZ Pima County
Series 2007,
Insured: FGIC,
LIQ FAC: Wells Fargo Bank N.A.
3.710% 07/01/21 (a)	5,315,000	5,315,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001,
LOC: Wells Fargo Bank N.A.
3.750% 12/01/21 (a)	2,400,000	2,400,000
Arizona Total		14,115,000
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985,
LOC: Bank of New York
3.660% 12/01/25 (a)	6,300,000	6,300,000
Arkansas Total		6,300,000
Colorado – 2.2%
CO ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
3.690% 06/01/13 (a)	5,140,000	5,140,000
CO Colorado Springs
Fine Arts Center,
Series 2006,
LOC: Wells Fargo Bank N.A.
3.650% 07/01/21 (a)	8,000,000	8,000,000
CO Countrydale Metropolitan District
Series 2002,
LOC: Compass Bank
1.000% 12/01/32 (a)	5,060,000	5,044,061

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CO Department of Transportation
Series 2003,
Insured: AMBAC
3.700% 12/15/16 (a)	3,185,000	3,185,000
CO Douglas County Colorado School District No. 1
Series 2001,
Insured: MBIA
3.720% 06/15/09 (a)	5,655,000	5,655,000
CO Educational & Cultural Facilities Authority
Oaks Christian School,
Series 2006,
LOC: U.S. Bank N.A.
3.660% 05/01/33 (a)	10,600,000	10,600,000
CO Erie Certificates of Participation
Series 2005,
LOC: KeyBank N.A.
3.570% 11/01/35 (a)	4,290,000	4,290,000
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A.
3.700% 12/01/36 (a)	4,000,000	4,000,000
CO Health Facilities Authority
Plan de Salud Del Valle,
Series 2005,
LOC: KeyBank N.A.
3.670% 06/01/30 (a)	10,830,000	10,830,000
CO Housing & Finance Authority
Series 2006,
LOC: Wells Fargo Bank N.A.
3.650% 05/01/19 (a)	5,000,000	5,000,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A.
3.530% 12/01/23 (a)	5,645,000	5,645,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A.
3.660% 12/01/22 (a)	2,995,000	2,995,000
CO State
Series 2006,
4.500% 06/27/07	15,000,000	15,035,052
CO Westminster Economic Development Authority
Series 2005,
LOC: DEPFA Bank PLC
3.660% 12/01/28 (a)	5,690,000	5,690,000

	Par ($)	Value ($)
Tax Increment Revenue,
Series 2005,
LOC: DEPFA Bank PLC
3.660% 12/01/28 (a)	9,050,000	9,050,000
Colorado Total		100,159,113
Connecticut – 0.9%
CT Fairfield
Series 2006,
4.500% 07/26/07	19,000,000	19,058,238
CT Health & Educational Facilities Authority
3.700% 03/01/07	16,900,000	16,900,000
CT Special Tax Obligation Revenue
Series 2001 B,
Insured: FSA
5.000% 10/01/07	5,000,000	5,042,763
Connecticut Total		41,001,001
Delaware – 1.3%
DE Eagle Tax-Exempt Trust
Series 2001 A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.710% 05/15/26 (a)	18,700,000	18,700,000
DE GS Pool Trust
Series 2006,
LIQ FAC: Goldman Sachs
3.750% 01/01/28 (a)	22,660,000	22,660,000
DE Kent County Revenue
Charter School, Inc.,
Series 2002,
LOC: Wachovia Bank N.A.
3.720% 11/01/22 (a)	3,825,000	3,825,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York
3.690% 08/01/31 (a)	12,805,000	12,805,000
Delaware Total		57,990,000
District of Columbia – 1.2%
DC Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank Trust N.A.
3.690% 10/01/31 (a)	15,350,000	15,350,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
DC State
Series 2003 D-2,
Insured: FSA,
SPA: DEPFA Bank PLC
3.550% 06/01/26 (a)	15,500,000	15,500,000
Series 2006,
4.250% 09/28/07	23,000,000	23,095,678
District of Columbia Total		53,945,678
Florida – 5.0%
FL Alachua County Health Facilities Authority
Meridian Behavioral Income,
Series 2003,
LOC: Wachovia Bank N.A.
3.720% 07/01/18 (a)	3,500,000	3,500,000
FL Development Finance Corp.
Central Florida Community College Foundation,
Series 2003 A-1,
LOC: SunTrust Bank
3.620% 06/01/23 (a)	1,835,000	1,835,000
FL Eclipse Funding Trust
Series 2006,
Insured: FSA,
LIQ FAC: U.S. Bank N.A.
3.690% 10/01/13 (a)	6,780,000	6,780,000
FL Gulf Breeze
Series 1985 B,
Insured: FGIC,
SPA: Dexia Public Finance Bank
3.670% 12/01/20 (a)	6,300,000	6,300,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc.,
Series 2005,
LOC: Regions Bank
3.670% 12/02/30 (a)	19,635,000	19,635,000
St. Thomas University,
Series 2003,
LOC: SunTrust Bank
3.630% 01/01/19 (a)	4,470,000	4,470,000
FL Housing Finance Corp.
Multi-Family Housing Revenue,
Series 2000,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.740% 04/01/30 (a)	16,480,000	16,480,000

	Par ($)	Value ($)
FL Jacksonville Industrial Development Revenue
Series 1993,
LOC: Northern Trust Co.
3.520% 07/01/13 (a)	800,000	800,000
FL Lee County Industrial Development Authority
Hope of Southwest Florida, Inc.,
Series 2004,
LOC: SunTrust Bank
3.630% 10/01/23 (a)	16,590,000	16,590,000
FL Miami-Dade County School District
Series 2006,
4.500% 06/28/07	26,000,000	26,062,615
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community,
Series 2002,
LOC: Northern Trust Co.
3.520% 04/01/32 (a)	5,695,000	5,695,000
FL Miami-Dade County
Series 2006,
Insured: FGIC,
LOC: Citibank N.A.
3.710% 07/01/33 (a)	9,900,000	9,900,000
FL Orange County Health Facilities Authority
Orlando Regional Healthcare,
Series 2007 B,
Insured: FGIC,
SPA: Dexia Credit Local
3.630% 10/01/41 (a)	10,000,000	10,000,000
FL Palm Beach County Health Facilities Authority
Bethesda Healthcare Systems, Inc.,
Series 2001,
LOC: SunTrust Bank
3.630% 12/01/31 (a)	8,300,000	8,300,000
FL Palm Beach County School Board
Series 2007 A,
Insured: FGIC,
LIQ FAC: Bayerische Landesbank
1.000% 08/01/31 (a)	10,985,000	10,985,000
FL Pinellas County Health Facilities Authority
Bayfront Medical Center, Inc.,
Series 2004,
LOC: SunTrust Bank
3.630% 07/01/34 (a)	4,250,000	4,250,000
FL Sunshine State Governmental Financing Commission
3.560% 03/07/07	40,000,000	40,000,000
3.580% 03/08/07	4,650,000	4,650,000
3.650% 03/01/07	31,125,000	31,125,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Titusville City
Series 1995 A,
LOC: SunTrust Bank
3.720% 01/01/25 (a)	3,500,000	3,500,000
Florida Total		230,857,615
Georgia – 2.7%
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate,
LOC: Wachovia Bank N.A.
3.740% 12/01/24 (a)	29,000,000	29,000,000
GA Clayton County Housing Authority
Multi-Family Housing Revenue:
Series 1990 A,
Insured: FSA
3.570% 01/01/21 (a)	5,300,000	5,300,000
Series 1990 B,
Insured: FSA
3.570% 01/01/21 (a)	3,690,000	3,690,000
Series 1990 C,
Insured: FSA
3.570% 01/01/21 (a)	6,955,000	6,955,000
Series 1990 D,
Insured: FSA
3.570% 01/01/21 (a)	2,215,000	2,215,000
Series 1990 F,
Insured: FSA
3.570% 01/01/21 (a)	3,945,000	3,945,000
GA Cobb County Development Authority
North Cobb Christian School,
Series 1998 A,
LOC: Branch Banking & Trust
3.680% 03/01/22 (a)	6,600,000	6,600,000
YMCA of Cobb County,
Series 2003,
LOC: Branch Banking & Trust Co.
3.680% 12/01/25 (a)	2,665,000	2,665,000
GA Cobb County Hospital Authority
Cobb Hospital, Inc.,
Series 2004,
LOC: SunTrust Bank
3.660% 04/01/34 (a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc.,
Series 2004,
LOC: Columbus Bank & Trust
3.720% 12/01/33 (a)	5,925,000	5,925,000

	Par ($)	Value ($)
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
3.710% 01/01/31 (a)	9,760,000	9,760,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
Series 2005,
LOC: Branch Banking & Trust
3.680% 08/01/35 (a)	5,000,000	5,000,000
Weber School,
Series 2006,
LOC: Branch Banking & Trust
3.680% 12/01/30 (a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.710% 01/01/35 (a)	1,650,000	1,650,000
GA Private Colleges & Universities Authority
Mercer University,
Series 2006 C,
LOC: Branch Banking & Trust Co.
3.700% 10/01/31 (a)	8,700,000	8,700,000
GA State
Series 2006,
LIQ FAC: Well Fargo Bank N.A.
3.710% 10/01/26 (a)	5,380,000	5,380,000
Georgia Total		125,985,000
Hawaii – 0.6%
HI Department Budget & Finance
Series 2006 4G,
LIQ FAC: Goldman Sachs
3.710% 07/01/30 (a)	8,000,000	8,000,000
HI Honolulu City & County
3.580% 03/08/07	10,000,000	10,000,000
Series 2003,
Insured: MBIA
3.700% 03/01/22 (a)	4,940,000	4,940,000
Series 2005 A,
Insured: MBIA,
LOC: Citibank N.A.
3.710% 07/01/24 (a)	5,525,000	5,525,000
Hawaii Total		28,465,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Idaho – 0.2%
ID Boise County Housing Authority
Series 2002,
LOC: KeyBank N.A.
3.610% 03/01/33 (a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
Series 2004 A,
LOC: KeyBank N.A.
3.610% 03/01/24 (a)	8,055,000	8,055,000
Idaho Total		9,355,000
Illinois – 7.7%
IL ABN AMRO Munitops Certificate Trust
Series 2002,
Insured: MBIA,
SPA: ABN AMRO Bank
3.700% 12/01/10 (a)	22,345,000	22,345,000
Series 2006:
3.700% 06/01/14 (a)	20,000,000	20,000,000
Insured: MBIA,
SPA: ABN AMRO Bank
3.700% 06/30/14 (a)	12,180,000	12,180,000
IL Bolingbrook
Series 2004,
LOC: Harris Trust & Savings Bank
3.700% 12/01/29 (a)	22,575,000	22,575,000
IL Chicago Board of Education
Series 2004 C-1,
Insured: FSA,
SPA: DEPFA Bank PLC
3.630% 03/01/31 (a)	7,685,000	7,685,000
Series 2004 E,
Insured: FSA
3.670% 03/01/15 (a)	6,635,000	6,635,000
Series 2005 Z-8,
Insured: FGIC,
LIQ FAC: Goldman Sachs
3.710% 10/28/25 (a)	8,244,000	8,244,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co.
3.590% 12/01/11 (a)	895,000	895,000
Series 1997 B,
LOC: Northern Trust Co.
3.590% 12/01/14 (a)	1,480,000	1,480,000

	Par ($)	Value ($)
IL Chicago
Series 2004 B-24,
LOC: Wachovia Bank N.A.
3.560% 01/01/25 (a)	4,055,000	4,055,000
Series 2005 Z-10,
LIQ FAC: Goldman Sachs
3.710% 06/29/29 (a)	3,058,000	3,058,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co.
3.710% 01/01/13 (a)	3,365,000	3,365,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001,
LOC: American National Bank & Trust
3.820% 04/01/21 (a)	5,150,000	5,150,000
British Home for Retirement,
Series 2001,
LOC: LaSalle Bank N.A.
3.680% 11/01/27 (a)	7,980,000	7,980,000
Dominican University,
Series 2006,
LOC: JPMorgan Chase Bank
3.550% 03/01/36 (a)	7,500,000	7,500,000
Lyric Opera Chicago,
Series 1994,
LOC: Northern Trust Co.,
LOC: Harris Trust & Savings Bank
3.550% 12/01/28 (a)	26,600,000	26,600,000
Massachusetts Eye & Ear Associates, Inc.,
Series 1992,
LOC: LaSalle Bank N.A.
3.530% 10/01/17 (a)	5,500,000	5,500,000
Sinai Community Institute, Inc.,
Series 1997,
LOC: LaSalle Bank N.A.
3.530% 03/01/22 (a)	5,000,000	5,000,000
Village Oak Park Residence Corp.,
LOC: LaSalle Bank N.A.
3.680% 07/01/41 (a)	3,675,000	3,675,000
IL Educational Facilities Authority
Beverly Arts Center,
Series 2003,
LOC: Fifth Third Bank
3.690% 10/01/28 (a)	5,015,000	5,015,000
St. Xavier University,
Series 2002 A,
LOC: LaSalle Bank N.A.
3.680% 10/01/32 (a)	4,300,000	4,300,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Finance Authority
Fairview Ministries, Inc.,
Series 2004 C,
LOC: LaSalle Bank N.A.
3.670% 08/15/34 (a)	25,750,000	25,750,000
IL Health Facilities Authority
Glenkirk,
Series 1997,
LOC: Glenview State Bank,
LOC: LaSalle National Bank
3.730% 02/15/21 (a)	1,845,000	1,845,000
IL Macon County
Millikin University,
Series 2001,
LOC: National City Bank
3.670% 10/01/31 (a)	455,000	455,000
IL Marion Special Services Area No. 2
Series 2002,
LOC: U.S. Bank N.A.
3.720% 01/01/22 (a)	6,730,000	6,730,000
IL McLean & Woodford Counties Community Unit School District No. 5
Series 2003,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.720% 12/01/09 (a)	9,700,000	9,700,000
IL Metropolitan Pier & Exposition Authority
Series 2004,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.720% 05/22/24 (a)	8,260,000	8,260,000
Series 2005 Z-5,
Insured: MBIA,
LIQ FAC: Goldman Sachs
3.710% 04/03/34 (a)	16,100,000	16,100,000
IL Morton Grove Cultural Facility
Series 2006,
LOC: LaSalle Bank N.A.
3.660% 12/01/41 (a)	4,750,000	4,750,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village,
Series 2006,
LOC: U.S. Bank N.A.
3.700% 02/01/31 (a)	9,945,000	9,945,000

	Par ($)	Value ($)
IL Niles
Notre Dame Homes for Boys,
Series 2001,
LOC: LaSalle Bank N.A.
3.680% 03/01/31 (a)	5,900,000	5,900,000
IL Oak Forest
Series 1989,
LOC: Fifth Third Bank
3.670% 07/01/24 (a)	18,900,000	18,900,000
IL Peoria Heights Ltd. Obligation Revenue
Series 2001,
LOC: National City Bank
3.720% 09/01/36 (a)	2,695,000	2,695,000
IL Regional Transportation Authority
Series 2006,
Insured: MBIA,
LIQ FAC: Wells Fargo Bank N.A.
3.690% 07/01/28 (a)	4,780,000	4,780,000
IL Romeoville
Lewis University,
Series 2006,
LOC: JPMorgan Chase Bank
3.640% 10/01/36 (a)	11,865,000	11,865,000
IL Schaumburg City
Series 2004,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.710% 12/01/41 (a)	5,000,000	5,000,000
IL State
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
3.700% 12/01/20 (a)	2,325,000	2,325,000
Series 2004 445,
3.720% 12/15/15 (a)	6,995,000	6,995,000
Series 2004 563,
Insured: AMBAC,
LOC: JPMorgan Chase Bank
3.720% 11/01/12 (a)	3,165,000	3,165,000
IL Toll Highway Authority
Toll Highway Revenue,
Series 2005 R-4073,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.700% 01/01/23 (a)	3,695,000	3,695,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Will & Kendall Counties Community Construction School District No. 202
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
3.700% 01/01/23 (a)	5,420,000	5,420,000
IL Will County Community School District No. 161 Summit Hill
Series 2005,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.720% 01/01/25 (a)	14,825,000	14,825,000
Illinois Total		352,337,000
Indiana – 2.1%
IN Angola Educational Facilities Revenue
Tri-State University, Inc.,
Series 2004,
LOC: Fifth Third Bank
3.690% 09/01/15 (a)	900,000	900,000
IN Bond Bank
Series 2003 II-R-2079,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
3.700% 09/01/21 (a)	2,405,000	2,405,000
IN Development Finance Authority
Indiana University Foundation,
Series 1998,
LOC: National City Bank
3.730% 08/01/18 (a)	5,520,000	5,520,000
Rehabilitation Center, Inc.,
Series 2002,
LOC: Old National Bank
3.750% 07/01/17 (a)	1,890,000	1,890,000
IN Elkhart County
Hubbard Hill Estates, Inc.,
Series 2001,
LOC: Fifth Third Bank
3.690% 11/01/21 (a)	2,490,000	2,490,000
IN Finance Authority
University of Indiana,
Series 2006,
LOC: KeyBank N.A.
3.670% 07/01/36 (a)	6,600,000	6,600,000

	Par ($)	Value ($)
IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese,
Series 1998,
LOC: Fifth Third Bank
3.700% 09/01/23 (a)	5,180,000	5,180,000
IN Health Facility Financing Authority
Ascension Health:
Series 2001 A-1,
3.820% 11/15/36 (a)	20,000,000	20,000,000
Series 2001 A-4,
3.500% 11/15/36 (a)	25,000,000	25,000,000
Community Hospital of Indiana,
Series 2005 B,
LOC: National City Bank
3.650% 05/01/35 (a)	4,000,000	4,000,000
Southern Indiana Rehab Hospital,
Series 2001,
LOC: Bank One Kentucky
3.730% 04/01/20 (a)	2,100,000	2,100,000
Union Hospital, Inc.,
Series 2002,
LOC: Fifth Third Bank
3.690% 09/01/27 (a)	5,105,000	5,105,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004,
LOC: U.S. Bank N.A.
3.720% 02/15/24 (a)	1,735,000	1,735,000
IN New Albany Economic Development Revenue
YMCA of Southern Indiana,
Series 2006,
LOC: Regions Bank
3.680% 09/01/28 (a)	4,105,000	4,105,000
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross,
Series 1997,
LOC: Allied Irish Bank PLC
3.540% 09/01/17 (a)	4,000,000	4,000,000
IN Transportation Finance Authority
Series 2004,
Insured: FGIC,
SPA: Wachovia Bank N.A.
3.560% 06/01/28 (a)	5,000,000	5,000,000
Indiana Total		96,030,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Iowa – 0.1%
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A.
3.700% 09/01/30 (a)	5,000,000	5,000,000
IA Higher Education Loan Authority
American Institute of Business,
Series 1998,
LOC: Wells Fargo Bank N.A.
3.750% 11/01/13 (a)	1,105,000	1,105,000
Iowa Total		6,105,000
Kansas – 0.4%
KS Wichita City Hospital Revenue
Series 2005,
Insured: MBIA
3.600% 10/01/10 (a)	16,220,000	16,220,000
Kansas Total		16,220,000
Kentucky – 2.2%
KY Christian County Industrial Building Revenue
Audubon Area Community Services,
Series 2004,
LOC: Branch Banking & Trust
3.680% 01/01/29 (a)	1,600,000	1,600,000
KY Economic Development Finance Authority
Baptist Convalescent Center,
Series 1999,
LOC: Fifth Third Bank
3.640% 12/01/19 (a)	4,200,000	4,200,000
Goodwill Industries,
Series 2003,
LOC: Branch Banking & Trust
3.680% 08/01/23 (a)	9,070,000	9,070,000
KY Jefferson County
Multi-Family Housing Revenue,
Canter Chase Apartments Project,
Series 2002,
Insured: FHLMC
3.700% 06/01/32 (a)	9,100,000	9,100,000
KY Lexington Faye Urban County Government
Roman Catholic Lexington:
Series 2005 A,
LOC: Fifth Third Bank
3.690% 10/01/32 (a)	3,300,000	3,300,000
Series 2005 B,
LOC: Fifth Third Bank
3.690% 10/01/32 (a)	4,735,000	4,735,000

	Par ($)	Value ($)
Series 2003 B,
LOC: Fifth Third Bank
3.690% 09/01/22 (a)	4,400,000	4,400,000
KY Mayfield
League of Cities Funding Trust,
Series 1996,
LOC: PNC Bank
3.610% 07/01/26 (a)	4,365,000	4,365,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A.
3.690% 06/01/34 (a)	5,133,000	5,133,000
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A.
3.690% 03/01/36 (a)	20,000,000	20,000,000
KY Warren County Hospital Facility Revenue
Bowling Green Warren County,
Series 2001,
LOC: Branch Banking & Trust
3.680% 08/01/31 (a)	28,370,000	28,370,000
KY Wilmore Industrial Building Revenue
Series 2006,
LOC: Regions Bank
3.680% 08/01/31 (a)	8,100,000	8,100,000
Kentucky Total		102,373,000
Louisiana – 2.5%
LA Local Government Environmental Facilities & Community Development Authority
Series 2005,
Insured: FSA,
SPA: JPMorgan Chase Bank
3.680% 10/01/26 (a)	37,600,000	37,600,000
LA New Orleans Aviation Board
Series 1993 B,
Insured: MBIA,
LOC: Dexia Credit Local
3.560% 08/01/16 (a)	23,125,000	23,125,000
LA Public Facilities Authority
The Glen Retirement System,
Series 2001,
LOC: AmSouth Bank
3.690% 09/01/16 (a)	2,930,000	2,930,000
Tiger Athletic Foundation,
Series 1999,
LOC: Regions Bank
3.660% 09/01/28 (a)	36,200,000	36,200,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
LA State
Series 2006,
Insured: AMBAC,
LIQ FAC: Bayerische Landesbank
3.580% 10/15/19 (a)(b)	10,145,000	10,145,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A.
3.950% 12/01/16 (a)	3,625,000	3,625,000
Louisiana Total		113,625,000
Maine – 0.2%
ME Finance Authority
Erskine Academy,
Series 2004,
LOC: KeyBank N.A.
3.720% 12/01/20 (a)	1,490,000	1,490,000
Kents Hill School,
Series 2000,
LOC: Allied Irish Bank PLC
3.670% 07/01/30 (a)	5,385,000	5,385,000
ME Health & Higher Educational Facilities Authority
Series 2003,
Insured: FSA
3.720% 07/01/11 (a)	2,685,000	2,685,000
Maine Total		9,560,000
Maryland – 0.5%
MD Anne Arundel
West Capital Associates LP,
Series 1985,
LOC: SunTrust Bank
3.810% 12/01/15 (a)	3,500,000	3,500,000
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004,
LOC: Branch Banking & Trust
3.680% 07/01/24 (a)	3,745,000	3,745,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance,
Series 2006,
LOC: Branch Banking & Trust
3.680% 09/01/26 (a)	4,425,000	4,425,000
MD Community Development Administration Multifamily Housing Revenue
Series 2006 M,
3.670% 09/12/07	13,000,000	13,000,000
Maryland Total		24,670,000

	Par ($)	Value ($)
Massachusetts – 3.2%
MA Development Finance Agency
3.580% 03/05/07	50,000,000	50,000,000
3.670% 03/06/07	4,200,000	4,200,000
Young Men's Christian Association of the North Shore,
Series 2002,
LOC: KeyBank N.A.
3.720% 11/01/22 (a)	535,000	535,000
MA Health & Educational Facilities Authority
Series 2004 PT-911,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.700% 03/25/11 (a)(b)	6,175,000	6,175,000
MA State
3.730% 03/01/07	35,525,000	35,525,000
Series 2000 A,
SPA: Landesbank Baden-Wurttemberg
3.600% 12/01/30 (a)	16,670,000	16,670,000
Series 2000,
LIQ FAC: Deutsche Bank A.G.
3.600% 08/01/07 (a)(b)	11,820,000	11,820,000
MA Water Resources Authority
Series 1999 A,
Insured: AMBAC
3.510% 08/01/28 (a)	20,550,000	20,550,000
Massachusetts Total		145,475,000
Michigan – 7.9%
MI ABN AMRO Munitops Certificates Trust
Series 2002,
Insured: FGIC,
LOC: ABN AMRO Bank
3.670% 11/01/10 (a)	8,000,000	8,000,000
Series 2003-3,
Insured: MBIA,
SPA: ABN AMRO Bank
3.690% 01/01/11 (a)	48,965,000	48,965,000
MI Building Authority
Series 2003,
Insured: MBIA
3.700% 10/15/18 (a)	4,155,000	4,155,000
Series 2006,
Insured: FGIC,
LOC: Merrill Lynch Capital Services
3.720% 10/15/28 (a)	40,000,000	40,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MI Clinton County Economic Development Corp.
Clinton Area Care Center, Inc.,
Series 1999,
LOC: Citizens Bank,
LOC: Northern Trust Co.
3.700% 02/01/21 (a)	9,185,000	9,185,000
MI Detroit School District
Series 2006:
4.500% 08/21/07	40,000,000	40,162,868
Insured: FGIC,
LIQ FAC: Citigroup Financial Products
3.700% 05/01/33 (a)	3,480,000	3,480,000
MI Eastern Michigan University
Series 2006 A,
Insured: XLCA,
SPA: Dexia Credit Local
3.640% 06/01/36 (a)	6,765,000	6,765,000
MI Eastern University
Series 2001,
Insured: FGIC,
SPA: Dexia Credit Local
3.640% 06/01/27 (a)	13,555,000	13,555,000
MI Fremont Hospital Finance Authority
Gerber Memorial Health Services,
Series 2002,
LOC: Fifth Third Bank
3.690% 11/01/27 (a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
Series 2004,
LOC: Fifth Third Bank
3.690% 05/01/23 (a)	720,000	720,000
MI Grand Valley
State University Revenue:
Series 2001 B,
Insured: FGIC,
SPA: Bank One N.A.
3.650% 06/01/27 (a)	20,900,000	20,900,000
Series 2003,
Insured: XLCA,
SPA: Fifth Third Bank
3.650% 09/01/28 (a)	21,750,000	21,750,000
Series 2005,
Insured: XLCA,
SPA: Depfa Bank PLC
3.650% 12/01/25 (a)	6,960,000	6,960,000

	Par ($)	Value ($)
MI Higher Education Facilities Authority
Davenport University,
Series 2004,
LOC: Fifth Third Bank
3.670% 06/01/34 (a)	14,550,000	14,550,000
Hope College:
Series 2002 B,
LOC: Fifth Third Bank
3.660% 04/01/32 (a)	9,355,000	9,355,000
Series 2004,
LOC: Bank One N.A
3.670% 04/01/34 (a)	9,480,000	9,480,000
MI Hospital Finance Authority
Series 2003,
LOC: Fifth Third Bank
3.560% 12/01/32 (a)	8,100,000	8,100,000
MI Lehman Municipal Trust Receipts
Series 2006,
Insured: FSA,
LIQ FAC: Lehman Liquidity Co.
3.570% 07/01/32 (a)	6,975,000	6,975,000
MI Municipal Bond Authority
Series 2006 B-2,
LOC: Bank of Nova Scotia
4.500% 08/20/07	31,900,000	32,018,856
MI Oakland County Economic Development Corp.
Pontiac Vision Schools,
Series 2000,
LOC: Allied Irish Banks PLC
3.670% 08/01/20 (a)	7,760,000	7,760,000
MI Public Educational Facility Authority
West Michigan Academy,
Series 2003,
LOC: Fifth Third Bank
3.690% 12/01/18 (a)	2,035,000	2,035,000
MI Royal Oak Hospital Finance Authority
William Beaumont Hospital,
Series 2006,
Insured: AMBAC,
SPA: Morgan Stanley Bank
3.630% 01/01/20 (a)	9,825,000	9,825,000
MI State
Series 2006,
LOC: DEPFA Bank PLC
4.250% 09/28/07	15,000,000	15,047,700

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MI Strategic Fund Ltd.
Environmental Research Institute:
Series 2000 A,
3.610% 10/01/15 (a)	5,370,000	5,370,000
Series 2000 B,
3.610% 10/01/25 (a)	2,265,000	2,265,000
MI West Shore Medical Center
Series 2001,
LOC: National City Bank
3.690% 04/01/22 (a)	10,510,000	10,510,000
Michigan Total		362,929,424
Minnesota – 0.4%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A.
3.700% 10/01/24 (a)	4,670,000	4,670,000
MN Housing Finance Agency
Series 2006 O,
GIC: Wells Fargo Bank N.A.
3.530% 07/01/18 (a)	7,500,000	7,500,000
Series 2006 Q,
GIC: Wells Fargo Bank N.A.
3.530% 07/01/18 (a)	4,000,000	4,000,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B,
LOC: U.S. Bank N.A.
3.650% 10/01/35 (a)	2,765,000	2,765,000
Minnesota Total		18,935,000
Mississippi – 1.6%
MS Biloxi Housing Authority Multifamily Housing Revenue
Bayview Place LLC,
Series 2005,
3.400% 08/01/07	8,750,000	8,730,322
MS Business Finance Corp.
Belhaven College,
Series 2004,
LOC: First Tennessee Bank
3.750% 07/01/24 (a)	4,600,000	4,600,000
Gulf Ship LLC,
Series 2006,
LOC: Regions Bank
3.670% 06/01/26 (a)	15,000,000	15,000,000
Mississippi College,
Series 2003,
LOC: AmSouth Bank
3.680% 07/01/23 (a)	13,740,000	13,740,000

	Par ($)	Value ($)
MS Lehman Municipal Trust Receipts
Series 2006,
LIQ FAC: Lehman Liquidity Co.
3.600% 11/01/26 (a)	24,705,000	24,705,000
MS University Educational Building Corp.
Series 2000,
Insured: MBIA,
SPA: AmSouth Bank
3.680% 10/01/20 (a)	7,195,000	7,195,000
Mississippi Total		73,970,322
Missouri – 2.1%
MO Desloge Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.650% 12/01/10 (a)	1,120,000	1,120,000
MO Development Finance Board
Southeast Missouri State University,
Series 2003 B,
LOC: U.S. Bank N.A.
3.500% 10/01/23 (a)	18,585,000	18,585,000
MO Dunklin County Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.650% 12/01/10 (a)	1,105,000	1,105,000
MO Health & Educational Facilities Authority
Washington University,
Series 2004 B,
LOC: Dexia Credit Local
3.640% 02/15/34 (a)	20,450,000	20,450,000
MO Joint Municipal Electric Utility Commission
Series 2006,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.720% 01/01/19 (a)	6,390,000	6,390,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue:
Ethans Apartments Associates,
Series 2004,
LOC: Citibank N.A.
3.680% 02/01/39 (a)	22,000,000	22,000,000
Timberlane Village Associates,
Series 1986,
LOC: UBS AG
3.710% 06/01/27 (a)	18,400,000	18,400,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MO SCA Tax Exempt Trust
Series 2005 PT-2521,
Insured: FSA,
LOC: Merrill Lynch Capital Services
3.730% 01/01/30 (a)	8,300,000	8,300,000
Missouri Total		96,350,000
Nebraska – 0.1%
NE Elementary & Secondary School Finance Authority
Wider Omaha Lutheran School Association,
Series 2004 B,
LOC: PNC Bank N.A.
3.650% 09/01/29 (a)	3,625,000	3,625,000
Nebraska Total		3,625,000
Nevada – 1.8%
NV Clark County
Airport Revenue,
Series 2005 D-2,
Insured: FGIC
3.550% 07/01/40 (a)	13,000,000	13,000,000
NV Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.690% 07/01/35 (a)	13,130,000	13,130,000
NV Henderson
Series 2004,
Insured: FGIC
3.720% 06/01/24 (a)	8,580,000	8,580,000
NV Las Vegas Valley Water District
Series 2006,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank & Co.
3.700% 06/01/13 (a)	3,295,000	3,295,000
NV Reno Sales Tax Revenue
Series 2006 3G,
LIQ FAC: Goldman Sachs
3.710% 06/01/21 (a)	5,825,000	5,825,000
NV Reset Optional Certificates Trust II-R
Series 2006,
Insured: AMBAC,
LIQ FAC: Citigroup Financial Products
3.710% 11/01/26 (a)	4,345,000	4,345,000

	Par ($)	Value ($)
NV State
Series 2006 A,
Insured: FGIC,
LIQ FAC: Societe Generale
3.720% 03/01/23 (a)	23,100,000	23,100,000
NV System of Higher Education
Series 2005,
Insured: AMBAC,
LIQ FAC: Deutsche Bank A.G.
3.710% 07/01/30 (a)	7,530,000	7,530,000
NV Washoe County School District
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
3.700% 06/01/20 (a)	3,955,000	3,955,000
Nevada Total		82,760,000
New Hampshire – 0.2%
NH Health & Education Facilities Authority
Series 2004 A,
LOC: Citizens Bank
3.700% 12/01/34 (a)	5,000,000	5,000,000
NH Manchester Housing Authority
Series 1990 A,
LOC: PNC Bank N.A.
3.700% 06/15/15 (a)	4,600,000	4,600,000
New Hampshire Total		9,600,000
New Jersey – 0.5%
NJ Economic Development Authority
Series 2004 502,
Insured: MBIA,
LIQ FAC: PNC Bank N.A.
3.690% 01/01/22 (a)	10,770,000	10,770,000
NJ Municipal Securities Trust Certificates
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Bear Stearns Capital Markets
3.610% 11/07/30 (a)	10,050,000	10,050,000
New Jersey Total		20,820,000
New Mexico – 1.6%
NM Bernalillo County
Series 2006,
4.000% 12/14/07	10,000,000	10,022,800

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NM Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.710% 06/01/36 (a)	9,295,000	9,295,000
NM Farmington Hospital Revenue
San Juan Regional Medical Center,
Series 2004-B,
LOC: Bank of Nova Scotia
3.680% 06/01/28 (a)	5,000,000	5,000,000
NM Farmington Pollution Control
Arizona Public Service Co.,
Series 1994 A,
LOC: Barclays Bank PLC
3.640% 05/01/24 (a)	7,000,000	7,000,000
NM Finance Authority
Series 2004,
Insured: MBIA
3.720% 12/15/11 (a)	19,555,000	19,555,000
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 B,
Insured: FSA,
SPA: Citibank N.A.
3.550% 08/01/30 (a)	23,345,000	23,345,000
New Mexico Total		74,217,800
New York – 2.6%
NY ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: FSA
3.620% 01/15/12 (a)(b)	11,190,000	11,190,000
NY Dormitory Authority
Series 2000,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.600% 05/15/07 (a)	8,140,000	8,140,000
NY Local Government Assistance Corp.
Series 1995 C,
LIQ FAC: Landesbank Hessen-Thuringen
3.480% 04/15/25 (a)	1,000,000	1,000,000
NY Metropolitan Transportation Authority
Series 2006 B26,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.550% 11/15/24 (a)	9,985,000	9,985,000

	Par ($)	Value ($)
NY Nassau County Tobacco Settlement Corp.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.710% 06/01/46 (a)	8,000,000	8,000,000
NY Rockland County
Series 2007,
4.000% 12/20/07	9,000,000	9,021,690
NY State
Series 2000 B,
LOC: Dexia Credit Local
3.580% 03/15/30 (a)	20,000,000	19,995,492
NY Tobacco Settlement Financing Authority
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.670% 06/01/20 (a)	45,855,000	45,855,000
NY TSASC, Inc.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.710% 06/01/42 (a)	8,000,000	8,000,000
New York Total		121,187,182
North Carolina – 3.8%
NC Capital Facilities Finance Agency
3.600% 03/08/07	3,444,000	3,444,000
Educational Facilities Revenue:
Barton College,
Series 2001,
LOC: Branch Banking & Trust Co.
3.680% 07/01/19 (a)	5,100,000	5,100,000
Campbell University,
Series 2004,
LOC: Branch Banking & Trust Co.
3.680% 10/01/24 (a)	5,360,000	5,360,000
The Raleigh School,
Series 2006,
LOC: Branch Banking & Trust Co.
3.680% 09/01/31 (a)	4,000,000	4,000,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.670% 09/01/35 (a)	7,740,000	7,740,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Charlotte Stonehaven LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.670% 09/01/35 (a)	9,475,000	9,475,000
NC City of Charlotte
Certificates of Participation,
Series 2006,
SPA: Merrill Lynch Capital Services
3.730% 08/01/18 (a)	12,760,000	12,760,000
NC Cleveland County Family YMCA, Inc.
Series 1998,
LOC: Branch Banking & Trust Co.
3.680% 08/01/18 (a)	2,110,000	2,110,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005,
LOC: Branch Banking & Trust Co.
3.680% 12/01/30 (a)	10,250,000	10,250,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002,
LOC: Branch Banking & Trust Co.
3.680% 02/01/23 (a)	2,605,000	2,605,000
NC Henderson County Hospital Revenue
Series 2001,
LOC: Branch Banking & Trust Co.
3.680% 10/01/21 (a)	12,745,000	12,745,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.630% 02/01/24 (a)	16,445,000	16,445,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001,
LOC: Branch Banking & Trust
3.600% 01/01/31 (a)	9,890,000	9,890,000
Carolina Meadows, Inc.,
Series 2004,
LOC: Allied Irish Bank PLC
3.670% 12/01/34 (a)	4,980,000	4,980,000
J. Arthur Dosher Memorial Hospital,
Series 1998,
LOC: Branch Banking & Trust Co.
3.680% 05/01/18 (a)	2,240,000	2,240,000

	Par ($)	Value ($)
Rutherford Hospital, Inc.,
Series 2001,
LOC: Branch Banking & Trust Co.
3.680% 09/01/21 (a)	3,315,000	3,315,000
Southeastern Regional Medical Center,
LOC: Branch Banking & Trust
3.680% 06/01/37 (a)	3,250,000	3,250,000
United Methodist Retirement Homes,
Series 2005,
LOC: Branch Banking & Trust Co.
3.680% 10/01/35 (a)	5,000,000	5,000,000
Well-Spring Retirement Community,
Series 2003,
LOC: Allied Irish Bank PLC
3.670% 01/01/21 (a)	8,615,000	8,615,000
Westcare, Inc.,
Series 2002 A,
LOC: Branch Banking & Trust Co.
3.680% 09/01/22 (a)	8,900,000	8,900,000
NC State
Series 2002 F,
SPA: Landesbank Hessen-Thuringen
3.510% 05/01/21 (a)	36,150,000	36,150,000
North Carolina Total		174,374,000
North Dakota – 0.5%
ND Grand Forks Health Care Facilities Revenue
Series 2004,
Insured: MBIA:
SPA: Landesbank Hessen-Thuringen
3.720% 07/21/09 (a)	5,845,000	5,845,000
SPA: Merrill Lynch Capital Services
3.700% 12/01/24 (a)(b)	15,510,000	15,510,000
North Dakota Total		21,355,000
Ohio – 8.8%
OH Air Quality Development Authority
Ohio Edison Co.,
Series 2000 C,
LOC: Wachovia Bank N.A.
3.630% 06/01/23 (a)	5,900,000	5,900,000
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B,
LOC: Bank One N.A.
3.670% 11/01/34 (a)	45,325,000	45,325,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art:
Series 2005 A,
3.650% 10/01/40 (a)	5,000,000	5,000,000
Series 2005 B,
SPA: JPMorgan Chase Bank
3.650% 10/01/40 (a)	15,000,000	15,000,000
Park Synagogue,
Series 2006,
LOC: U.S. Bank N.A.
3.660% 01/01/31 (a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004,
LOC: U.S. Bank N.A.
3.680% 03/01/34 (a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A.
3.680% 07/01/35 (a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001,
LOC: KeyBank N.A.
3.680% 01/01/32 (a)	11,400,000	11,400,000
Marymount Health Care Systems,
Series 2005,
LOC: KeyBank N.A.
3.680% 08/01/32 (a)	19,630,000	19,630,000
OH Cuyahoga County Hospital Revenue
Series 2006,
Insured: MBIA,
LIQ FAC: Bayerische Landesbank
3.600% 01/15/26 (a)(b)	43,000,000	43,000,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005,
Insured: AMBAC,
SPA: National City Bank
3.670% 06/01/30 (a)	20,835,000	20,835,000
OH Franklin County Hospital Revenue
Children's Hospital,
Series 2003,
Insured: AMBAC,
LOC: National City Bank
3.650% 11/01/33 (a)	21,000,000	21,000,000
Series 2002,
Insured: AMBAC,
LOC: National City Bank
3.650% 11/01/25 (a)	6,670,000	6,670,000

	Par ($)	Value ($)
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A,
LOC: KeyBank N.A.
3.680% 06/01/35 (a)	6,485,000	6,485,000
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank
3.660% 09/01/30 (a)	12,025,000	12,025,000
OH Higher Educational Facility Revenue
Series 2005,
LOC: National City Bank
3.670% 05/01/30 (a)	7,000,000	7,000,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank
3.690% 08/01/24 (a)	1,625,000	1,625,000
OH Lorain County Hospital Revenue
Series 2005,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.670% 11/01/21 (a)	13,785,000	13,785,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.670% 12/01/28 (a)	27,100,000	27,100,000
Series 2002 B,
LOC: Fifth Third Bank
3.680% 12/01/27 (a)	6,165,000	6,165,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank
3.660% 08/15/22 (a)	5,015,000	5,015,000
OH Montgomery County Economic Development Revenue
Series 1996,
LOC: National City Bank
3.580% 05/01/26 (a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
Genesis Healthcare System,
Series 2000,
LOC: National City Bank
3.670% 12/01/20 (a)	12,980,000	12,980,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Parma City
Parma Community General Hospital,
Series 2006 C,
LOC: JPMorgan Chase Bank
3.650% 11/01/30 (a)	10,275,000	10,275,000
OH Parma Hospital Improvement Revenue
Parma Community General Hospital,
Series 2006 A,
LOC: JPMorgan Chase Bank
3.670% 11/01/29 (a)	9,280,000	9,280,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006,
LOC: Fifth Third Bank
3.680% 02/01/30 (a)	17,555,000	17,555,000
OH Summit County Port Authority
Series 2005,
LOC: National City Bank
3.720% 10/01/23 (a)	4,610,000	4,610,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000,
LOC: Fifth Third Bank
3.690% 08/01/20 (a)	900,000	900,000
Ohio Total		404,580,000
Oklahoma – 0.0%
OK Industries Authority
Amateur Softball Association,
Series 2002,
LOC: Bank One Oklahoma N.A.
3.950% 06/01/14 (a)	1,140,000	1,140,000
Oklahoma Total		1,140,000
Oregon – 0.2%
OR Homeowner Revenue
Series 2006,
SPA: Merrill Lynch Capital Services
3.730% 05/01/10 (a)	9,290,000	9,290,000
Oregon Total		9,290,000

	Par ($)	Value ($)
Pennsylvania – 5.7%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A,
LOC: PNC Bank N.A.
3.670% 05/01/26 (a)	22,000,000	22,000,000
Series 2003,
Insured: FGIC,
SPA: Landesbank Hessen-Thuringen
3.580% 10/01/19 (a)(b)	28,965,000	28,965,000
University of Pittsburgh Medical Center:
Series 2005 B-1,
3.780% 12/01/16 (a)	12,064,000	12,064,000
Series 2005 B-2,
3.780% 12/01/35 (a)	21,508,000	21,508,000
PA Allegheny County Redevelopment Authority
Series 2001 A,
LOC: National City Bank
3.720% 11/01/19 (a)	2,700,000	2,700,000
PA Allentown Commercial & Industrial Development Authority
Diocese of Allentown,
Series 1999,
LOC: Wachovia Bank N.A.
3.640% 12/01/29 (a)	8,000,000	8,000,000
PA Beaver County Industrial Development Authority
FirstEnergy Nuclear,
Series 2006,
LOC: Barclays Bank PLC
3.610% 01/01/35 (a)	11,000,000	11,000,000
PA Delaware County
White Horse Village, Inc.,
Series 2006 B,
LOC: Citizens Bank of PA
3.630% 07/01/36 (a)	16,845,000	16,845,000
PA Delaware Valley Regional Financial Authority
Series 2004,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.700% 07/01/27 (a)(b)	4,995,000	4,995,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Emmaus General Authority
Series 1989 B,
LOC: DEPFA Bank PLC
3.550% 03/01/24 (a)	12,700,000	12,700,000
Series 1989 D,
LOC: DEPFA Bank PLC
3.550% 03/01/24 (a)	15,200,000	15,200,000
Series 1989 G18,
LOC: DEPFA Bank PLC
3.550% 03/01/24 (a)	22,800,000	22,800,000
Series 1989 -h19,
LOC: DEPFA Bank PLC
3.550% 03/01/24 (a)	15,000,000	15,000,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA,
SPA: Dexia Credit Local
3.700% 03/01/34 (a)	1,840,000	1,840,000
Series 2002 B,
Insured: FSA,
SPA: Dexia Credit Local
3.700% 03/01/34 (a)	11,205,000	11,205,000
PA Higher Educational Facilities Authority
Series 2005,
LOC: Sovereign Bank
3.680% 11/01/36 (a)	8,000,000	8,000,000
PA Lackawanna County
Series 2006 A,
LOC: PNC Bank N.A.
3.670% 09/01/29 (a)	20,000,000	20,000,000
PA Lehigh County General Purpose Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.600% 07/01/18 (a)	9,645,000	9,645,000
PA Philadelphia
Series 2006,
Insured: CIFG,
LIQ FAC: Bayerische Landesbank
3.710% 08/01/22 (a)	10,630,000	10,630,000
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home,
Series 2006 S,
LOC: PNC Bank N.A.
3.680% 01/01/37 (a)	5,000,000	5,000,000
Pennsylvania Total		260,097,000

	Par ($)	Value ($)
South Carolina – 2.6%
SC ABN AMRO Munitops Certificates Trust
Series 2003,
Insured: FSA
3.690% 03/01/11 (a)	23,515,000	23,515,000
SC Cherokee County Industrial Development Revenue
Newark Electronics Corp.,
Series 1985,
LOC: LaSalle Bank N.A.
3.680% 12/01/15 (a)	6,500,000	6,500,000
SC Greenville County Industrial Revenue
Edgcomb Metals Co.,
Series 1984,
LOC: Wells Fargo Bank N.A.
3.650% 07/01/14 (a)	5,000,000	5,000,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999,
LOC: Branch Banking & Trust
3.680% 11/01/24 (a)	1,700,000	1,700,000
Health Care Facilities Revenue:
Baptist Ministries, Inc.,
Series 2000,
LOC: National Bank of South Carolina
3.720% 07/01/20 (a)	5,800,000	5,800,000
Carolina Village, Inc.,
Series 2000,
LOC: Branch Banking & Trust
3.680% 02/01/22 (a)	13,250,000	13,250,000
Hospital Facilities Revenue:
Canon Memorial Hospital,
Series 2004 A,
LOC: National Bank of South Carolina
3.750% 06/01/24 (a)	6,070,000	6,070,000
Sisters Of Charity Hospitals,
Series 2002,
LOC: Wachovia Bank N.A.
3.670% 11/01/32 (a)	3,820,000	3,820,000
Spartanburg YMCA,
Series 1996,
LOC: First Union National Bank
3.680% 06/01/18 (a)	2,440,000	2,440,000
SC Piedmont Municipal Power Agency
Electric Revenue,Series 2004 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.520% 01/01/34 (a)	17,735,000	17,735,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
SC Public Service Authority
Series 2002,
Insured: FSA
3.720% 07/01/10 (a)	10,220,000	10,220,000
Series 2004,
Insured: AMBAC
3.700% 01/01/22 (a)	4,520,000	4,520,000
SC Transportation Infrastructure Bank
Series 2004,
Insured: AMBAC
3.720% 04/01/12 (a)	12,700,000	12,700,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Citigroup Financial Products
3.700% 10/01/33 (a)	4,185,000	4,185,000
South Carolina Total		117,455,000
Tennessee – 5.2%
TN Cleveland Health & Educational Facilities Board Revenue
Lee University,
Series 2002,
LOC: First Tennessee Bank
3.750% 12/01/19 (a)	2,750,000	2,750,000
TN Collierville Industrial Development Board
St. George's High School,
Series 2001,
LOC: AmSouth Bank
3.670% 08/01/31 (a)	19,870,000	19,870,000
TN Knox County Health, Educational & Housing Facilities Board
Volunteer Student Housing LLC,
Series 2002,
LOC: Allied Irish Banks PLC
3.660% 09/01/34 (a)	21,390,000	21,390,000
TN McMinn County Industrial Development Board
Series 2006,
LOC: AmSouth Bank
3.690% 11/01/36 (a)	4,750,000	4,750,000
TN Metropolitan Government Nashville & Davidson County
3.660% 03/01/07	10,000,000	10,000,000
TN Metropolitan Government Nashville & Davidson County District Energy Revenue
Series 2002,
Insured: AMBAC
3.720% 10/01/19 (a)	5,280,000	5,280,000

	Par ($)	Value ($)
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
The Blakeford at Green Hills,
Series 2005,
LOC: Fifth Third Bank
3.690% 07/01/16 (a)	7,000,000	7,000,000
Timberlake Apartments Associates,
Series 2002,
Guarantor: FNMA
3.500% 08/15/32 (a)	7,000,000	7,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
Nashville Apartment Properties,
Series 1995-2,
LOC: AmSouth Bank
3.760% 09/01/15 (a)	2,955,000	2,955,000
TN Morgan Keegan Municipal Products, Inc.
Series 2005 E,
3.690% 12/01/10 (a)	27,925,000	27,925,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co.,
LIQ FAC: JPMorgan Chase & Co.
3.710% 11/30/07 (a)	71,765,000	71,765,000
TN SCA Tax Exempt Trust
Series 2005,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.730% 01/01/30 (a)	12,350,000	12,350,000
TN Sevier County Public Building Authority
Local Government Public Improvement Revenue,
Series 1998 III-B-2,
Insured: AMBAC,
SPA: Landesbank Hessen-Thuringen
3.680% 06/01/19 (a)	4,250,000	4,250,000
TN Shelby County Health, Educational & Housing Facilities Board
Memphis University School Project,
Series 2002,
LOC: SunTrust Bank
3.670% 10/01/22 (a)	4,520,000	4,520,000
St. Benedict Auburndale School,
Series 2003,
LOC: AmSouth Bank
3.670% 05/01/33 (a)	5,050,000	5,050,000
St. Mary's Episcopal School Project,
Series 2004,
LOC: First Tennessee Bank
3.670% 12/01/34 (a)	3,500,000	3,500,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Shelby County
Series 2006,
3.660% 03/01/31 (a)	24,650,000	24,650,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004,
LOC: SunTrust Bank
3.570% 07/01/24 (a)	3,050,000	3,050,000
Tennessee Total		238,055,000
Texas – 8.5%
TX A & M University System Board of Regents
Series 2006-57,
LIQ FAC: Goldman Sachs
3.690% 07/01/36 (a)	12,300,000	12,300,000
TX ABN AMRO Munitops Certificate Trust
Series 2003,
Insured: PSFG,
SPA: ABN AMRO Bank
3.700% 08/15/10 (a)	5,000,000	5,000,000
Series 2006,
Insured: PSFG,
SPA: ABN AMRO Bank
3.700% 02/15/27 (a)	10,690,000	10,690,000
Series 2007,
Insured: FGIC,
SPA: ABN AMRO Bank
3.700% 05/15/31 (a)	24,635,000	24,635,000
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003,
LOC: Allied Irish Bank PLC
3.720% 12/01/33 (a)	5,255,000	5,255,000
TX Brazos County Health Facility Development Corp.
Series 2005,
LIQ FAC: Lloyds TSB Bank PLC
3.650% 01/01/19 (a)(b)	28,955,000	28,955,000
TX Brownsville Utility Systems Revenue
Series 2005,
Insured: AMBAC,
LIQ FAC: Citigroup Global Markets
3.700% 09/01/24 (a)	6,965,000	6,965,000

	Par ($)	Value ($)
TX Cypress-Fairbanks Independent School District
Series 2007,
Insured: MBIA,
LIQ FAC: Wells Fargo Bank N.A.
3.710% 02/15/29 (a)	7,240,000	7,240,000
TX Dallas Independent School District
Series 2004,
Insured: PSFG,
LIQ FAC: Citibank N.A.
3.700% 08/15/24 (a)	4,455,000	4,455,000
TX Denton County
Series 2005,
Insured: MBIA
3.720% 07/15/10 (a)	4,555,000	4,555,000
TX Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.710% 09/01/31 (a)	23,680,000	23,680,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993,
GTY AGMT: General Electric Capital Corp.
3.570% 06/01/10 (a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993,
GTY AGMT: General Electric Capital Corp.
3.570% 06/01/10 (a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A.
3.730% 03/01/10 (a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System,
Series 2004,
LOC: KBC Bank N.V.
3.670% 10/01/15 (a)	20,755,000	20,755,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.680% 02/15/23 (a)	5,035,000	5,035,000
Summer Green LLC,
Series 2004 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.680% 02/15/23 (a)	2,580,000	2,580,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Harlandale Independent School District
Series 2004,
Insured: PSFG,
LOC: JPMorgan Chase Bank
3.720% 08/15/12 (a)	2,680,000	2,680,000
TX Harris County Health Facilities Development Corp.
Texas Childrens Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.630% 10/01/29 (a)	13,765,000	13,765,000
TX Harris County-Houston Sports Authority
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.720% 11/15/38 (a)	2,000,000	2,000,000
TX Harris County
Series 2006,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.710% 08/15/33 (a)	5,580,000	5,580,000
TX HFDC of Central Texas, Inc.
Franciscan Communities Village,
Series 2004 C,
LOC: Sovereign Bank FSB
3.670% 05/15/38 (a)	6,500,000	6,500,000
TX Houston Independent School District
Series 2005 DB-169,
Insured: PSFG,
LIQ FAC: Deutsche Bank A.G.
3.710% 02/15/24 (a)	3,355,000	3,355,000
TX Houston Utility System Revenue
Series 2004:
Insured: FSA
3.700% 05/15/20 (a)	5,150,000	5,150,000
Insured: MBIA
3.560% 05/15/27 (a)	12,145,000	12,145,000
TX Houston
3.620% 03/08/07	12,000,000	12,000,000
Series 2004,
Insured: MBIA,
LOC: JPMorgan Chase Bank
3.720% 03/01/12 (a)	9,215,000	9,215,000
TX Hunt Memorial Hospital District
Series 1998,
Insured: FSA
3.710% 08/15/17 (a)	10,070,000	10,070,000

	Par ($)	Value ($)
TX Lewisville Independent School District
Series 2004,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
3.720% 08/15/08 (a)	3,940,000	3,940,000
TX Mesquite Independent School District No. 1
Series 2005 1032,
Insured: PSFG,
LIQ FAC: JPMorgan Chase Bank
3.720% 08/15/13 (a)	5,300,000	5,300,000
TX Midlothian Industrial Development Corp.
Box-Crow Cement Co.,
Series 1984,
LOC: UBS A.G.
3.540% 12/01/09 (a)	15,400,000	15,400,000
TX Montgomery County Municipal Utility District No. 46
Series 2004,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.720% 09/01/10 (a)	1,290,000	1,290,000
TX Municipal Gas Acquisition & Supply Corp. I
Series 2006,
LIQ FAC: Goldman Sachs
3.710% 12/15/26 (a)	5,000,000	5,000,000
TX Public Finance Auto
3.600% 03/07/07	13,500,000	13,500,000
3.600% 03/08/07	13,500,000	13,500,000
TX Richardson Independent School District
Series 2005 PT-2835,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
3.720% 02/15/25 (a)	4,285,000	4,285,000
TX Round Rock Independent School District
Series 2007,
Insured: PSFG,
LIQ FAC: Wells Fargo Bank N.A.
3.710% 08/01/32 (a)	5,345,000	5,345,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001,
LOC: Bank One N.A.
3.730% 12/01/21 (a)	7,290,000	7,290,000
TX San Antonio Health Facilities Development Corp. Revenue
CTRC Clinical Foundation,
LOC: Wells Fargo Bank N.A.
3.650% 06/01/20 (a)	6,400,000	6,400,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX San Antonio Water Revenue
Series 2007,
Insured: FGIC,
LIQ FAC: BNP Paribas
1.000% 05/15/37 (a)	5,120,000	5,120,000
TX San Marcos Consolidated Independent School District
Series 2005,
Insured: PSFG
3.720% 08/01/26 (a)	6,110,000	6,110,000
TX State
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.600% 04/01/30 (a)	7,490,000	7,490,000
TX University of Texas
University Revenue
3.600% 04/02/07	11,300,000	11,300,000
TX Water Development Board
Series 2005,
SPA: JPMorgan Chase Bank
3.650% 07/15/26 (a)	5,415,000	5,415,000
TX Williamson County
Series 2001 188,
Insured: FSA
3.720% 02/15/21 (a)	8,135,000	8,135,000
Texas Total		390,280,000
Utah – 0.7%
UT Board of Regents
Series 2006 B,
Insured: MBIA,
SPA: DEPFA Bank PLC
3.670% 08/01/31 (a)	13,115,000	13,115,000
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.680% 08/15/39 (a)	4,240,000	4,240,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002,
LOC: JPMorgan Chase Bank
3.750% 08/01/11 (a)	1,825,000	1,825,000

	Par ($)	Value ($)
UT Water Finance Agency
Series 2005 A-13,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.530% 10/01/27 (a)	10,000,000	10,000,000
UT Weber County Housing Authority
Series 2001,
LOC: Bank One N.A.
3.680% 11/01/39 (a)	2,630,000	2,630,000
Utah Total		31,810,000
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Gifford Medical Center,
Series 2006 A,
LOC: KeyBank N.A.
3.640% 10/01/36 (a)	6,860,000	6,860,000
Vermont Total		6,860,000
Virginia – 0.6%
VA Alexandria Industrial Development Authority
Series 1989,
LOC: First Union National Bank
3.570% 01/01/09 (a)	1,440,000	1,440,000
VA Hanover County Virginia Industrial Development Authority
Covenant Woods,
Series 1999,
LOC: Branch Banking & Trust Co.
3.680% 07/01/29 (a)	3,965,000	3,965,000
VA Richmond Industrial Development Authority
Church Schools in The Diocese of Virginia,
Series 2005,
LOC: SunTrust Bank
3.620% 05/01/35 (a)	8,140,000	8,140,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003,
LOC: Branch Banking & Trust
3.680% 12/01/33 (a)	11,365,000	11,365,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B,
LOC: Branch Banking & Trust
3.680% 01/01/35 (a)	3,000,000	3,000,000
Virginia Total		27,910,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Washington – 2.0%
WA Energy Northwest
Series 2003 D2,
Insured: MBIA,
SPA: Dexia Credit Local
3.550% 07/01/18 (a)	10,650,000	10,650,000
WA Health Care Facilities Authority
Seattle Cancer Care,
Series 2005,
LOC: Harris Trust & Savings Bank
3.680% 03/01/35 (a)	8,100,000	8,100,000
WA Housing Finance Commission
Antioch University,
Series 2005,
LOC: U.S. Bank N.A.
3.660% 01/01/27 (a)	6,395,000	6,395,000
Pioneer Human Services,
Series 2001 A,
LOC: U.S. Bank N.A.
3.630% 08/01/19 (a)	285,000	285,000
Series 1988,
LOC: Harris Trust & Savings Bank
3.560% 01/01/10 (a)	11,800,000	11,800,000
WA Pierce County
Series 2005 921,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.720% 02/01/13 (a)	4,205,000	4,205,000
WA Public Power Supply Systems No. 3
Series 1998 3A,
Insured: MBIA,
SPA: Dexia Credit Local
3.510% 07/01/18 (a)	29,495,000	29,495,000
WA Redmond
Series 2006,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Servies
3.720% 12/01/20 (a)	3,445,000	3,445,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B,
LOC: U.S. Bank N.A.
3.720% 05/01/19 (a)	2,280,000	2,280,000

	Par ($)	Value ($)
WA State
Series 2004 B-22,
Insured: FSA
3.560% 07/01/24 (a)	8,730,000	8,730,000
Series 2004,
Insured: AMBAC,
GTY AGMT: Merrill Lynch & Co.
3.720% 01/01/12 (a)	7,390,000	7,390,000
Washington Total		92,775,000
West Virginia – 0.3%
WV Eclipse Funding Trust
Series 2006,
Insured: FSA,
LOC: U.S. Bank N.A.
3.710% 11/01/35 (a)	9,335,000	9,335,000
WV University
Series 2005,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.720% 10/01/12 (a)	4,960,000	4,960,000
West Virginia Total		14,295,000
Wisconsin – 1.7%
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994,
LOC: U.S. Bank N.A.
3.720% 12/15/09 (a)	2,770,000	2,770,000
WI Center District Tax Revenue
Series 2004,
Insured: MBIA
3.720% 12/15/21 (a)	6,625,000	6,625,000
WI Health & Educational Facilities Authority
Amery Regional Medical Center,
Series 2006 A,
LOC: Fifth Third Bank
3.610% 05/01/36 (a)	8,000,000	8,000,000
Series 2003:
Insured: MBIA
3.720% 02/15/16 (a)(b)	8,340,000	8,340,000
LOC: Bank One N.A.
3.690% 07/01/28 (a)	6,660,000	6,660,000
WI Reset Optional Certificates Trust II-R
Series 2006,
Insured: FSA,
LIQ FAC: Citigroup Financial Products
3.710% 11/01/26 (a)	5,855,000	5,855,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WI State
3.570% 03/06/07	10,000,000	10,000,000
Series 2007,
Insured: AMBAC,
LIQ FAC: DEPFA Bank PLC
3.710% 05/01/18 (a)	20,345,000	20,345,000
WI West Allis
State Fair Park Exposition Center,
Series 2001,
LOC: U.S. Bank N.A.
3.690% 08/01/28 (a)	9,700,000	9,700,000
Wisconsin Total		78,295,000
Wyoming – 0.1%
WY Sweetwater County
Series 2006 A,
LOC: KeyBank N.A.
3.540% 09/01/26 (a)	6,600,000	6,600,000
Wyoming Total		6,600,000
Total Municipal Bonds (cost of $4,331,199,135)		4,331,199,135

Asset-Backed Securities – 0.8%

Non-Profit Preferred Funding Trust I
3.780% 09/15/37 (a)	38,340,000	38,340,000
Total Asset-Backed Securities	(cost of $38,340,000)	38,340,000

Par ($)	Value ($)

Variable Rate Demand Notes – 2.2%

Puttable Floating Option Tax-Exempt Receipts
Series 2001,
LIQ FAC: Merrill Lynch Capital Services
3.780% 01/01/32 (a)	6,470,000	6,470,000
Series 2005,
SPA: Merrill Lynch Capital Services
3.750% 09/01/26 (a)	12,515,000	12,515,000
Series 2006 A,
SPA: Merrill Lynch Capital Services:
3.730% 10/01/39 (a)	74,290,000	74,290,000
3.750% 10/01/37 (a)	6,005,000	6,005,000
Total Variable Rate Demand Notes (cost of $99,280,000)		99,280,000
Total Investments – 97.2% (cost of $4,468,819,135)(c)		4,468,819,135
Other Assets & Liabilities, Net – 2.8%		128,670,395
	Net Assets – 100.0%	$4,597,489,530

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b) Illiquid security.

(c) Cost for federal income tax purposes is $4,468,819,135.

Acronym	Name

AMBAC	Ambac Assurance Corp.

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Invest Contract

GTY AGMT	Guaranty Agreement

HFDC	Health Facility Development Corporation

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds – 98.8%

	Par ($)	Value ($)
California – 87.5%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2006, AMT,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.740% 03/01/39 (a)	5,245,000	5,245,000
CA ABN AMRO Munitops Certificates Trust
Series 2002,
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.660% 07/01/09 (a)	14,485,000	14,485,000
Series 2003,
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.660% 08/01/11 (a)	8,895,000	8,895,000
Series 2004:
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.660% 07/01/11 (a)	10,590,000	10,590,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.660% 06/01/12 (a)	7,825,000	7,825,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.660% 08/01/12 (a)	8,575,000	8,575,000
Series 2005:
Insured: AMBAC,
SPA: ABN AMRO Bank N.V.
3.660% 12/01/12 (a)	6,925,000	6,925,000
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.600% 08/01/13 (a)(b)	14,995,000	14,995,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.660% 08/01/13 (a)	10,000,000	10,000,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.:
3.660% 06/01/13 (a)	9,995,000	9,995,000
3.660% 08/01/13 (a)	8,845,000	8,845,000
Series 2006:
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.660% 01/01/31 (a)	14,545,000	14,545,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.660% 05/01/14 (a)	12,995,000	12,995,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.660% 11/01/13 (a)	9,495,000	9,495,000

	Par ($)	Value ($)
Series 2007,
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.680% 07/01/15 (a)	11,695,000	11,695,000
CA Alameda Contra Costa Schools Financing Authority Certificates of Participation
Series 1997 B,
LOC: Scotia Bank
3.520% 07/01/23 (a)	1,630,000	1,630,000
Series 1997 D,
LOC: Bank of Nova Scotia
3.520% 07/01/18 (a)	3,005,000	3,005,000
Series 1998 F,
LOC: KBC Bank N.V.
3.520% 08/01/23 (a)	1,045,000	1,045,000
Series 2003 L,
LOC: Scotia Bank
3.520% 08/01/33 (a)	13,015,000	13,015,000
Series 2005 M,
LOC: Bank of Nova Scotia
3.520% 08/01/30 (a)	5,495,000	5,495,000
CA Alameda Corridor Transportation Authority
Series 1999 CMC-1,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.520% 10/01/08 (a)	6,480,000	6,480,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.690% 10/01/20 (a)	8,695,000	8,695,000
CA Alameda County Industrial Development Authority
Jeta LLC,
Series 2004 A, AMT,
LOC: Comerica Bank
3.700% 04/01/34 (a)	1,000,000	1,000,000
OZ Enterprises LLC,
Series 2005, AMT,
LOC: Comerica Bank
3.700% 08/01/35 (a)	4,750,000	4,750,000
Segale Family Trust,
Series 2002, AMT,
LOC: Bank of the West
3.700% 10/01/32 (a)	2,500,000	2,500,000
York Fabrication, Inc.,
Series 1996 A, AMT,
LOC: Bank of the West, BNP Paribas
3.650% 11/01/26 (a)	5,200,000	5,200,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Alameda County
Multi-Family Housing Revenue,
Series 2006, AMT,
3.740% 04/01/48 (a)	11,435,000	11,435,000
CA Alternative Energy Source Financing Authority
General Electric Capital Corp.,
Series 1993 A, AMT,
3.540% 10/01/20 (a)	24,480,000	24,480,000
CA Azusa Multi-Family Housing Revenue
Pacific Glen Apartments,
Series 1994,
Guarantor: FNMA
3.540% 07/15/15 (a)	5,000,000	5,000,000
CA Burbank Glendale Pasadena Airport Authority
Series 2005, AMT,
Insured: AMBAC:
LIQ FAC: JPMorgan Chase & Co.
3.670% 01/01/13 (a)	5,690,000	5,690,000
SPA: Merrill Lynch Capital Services
3.730% 07/01/18 (a)	2,885,000	2,885,000
CA Carlsbad Unified School District Certificates of Participation
Series 2001,
Insured: FSA,
SPA: First Union National Bank
3.600% 09/01/24 (a)	1,700,000	1,700,000
CA City of Chula Vista
Series 2006, AMT,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.690% 12/01/27 (a)	3,125,000	3,125,000
CA City of Los Angeles
Series 2006,
4.500% 06/29/07	40,000,000	40,095,728
CA Clovis Unified School District
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.720% 08/01/28 (a)	505,000	505,000
CA Colton Joint Unified School District
Series 2004,
Insured: FGIC
3.650% 02/01/12 (a)	5,400,000	5,400,000
CA Contra Costa County Multi-Family Housing Revenue
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.740% 12/01/34 (a)	6,470,000	6,470,000

	Par ($)	Value ($)
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A,
Guarantor: FNMA
3.530% 12/01/15 (a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A,
3.530% 10/15/29 (a)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-2,
LOC: BNP Paribas
3.550% 05/01/22 (a)	111,100,000	111,100,000
Series 2003:
Insured: AMBAC,
LOC: BNP Paribas
3.500% 05/01/16 (a)(b)	63,485,000	63,485,000
Insured: MBIA
3.650% 05/01/11 (a)	75,000	75,000
Series 2005 F-2,
LOC: JPMorgan Chase Bank,
LOC: Societe Generale
3.510% 05/01/20 (a)	32,220,000	32,220,000
Series 2005 F-3,
LOC: Bank of New York
3.530% 05/01/21 (a)	40,000,000	40,000,000
Series 2005 G-1,
LOC: Bank of Nova Scotia
3.610% 05/01/11 (a)	20,800,000	20,800,000
Series 2005 G-10,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.610% 05/01/18 (a)	35,545,000	35,545,000
Series 2005 G-12,
Insured: FGIC,
LOC: Landesbank Baden-Wurttemberg
3.610% 05/01/18 (a)	20,800,000	20,800,000
Series 2004 2168,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.650% 12/01/10 (a)	5,135,000	5,135,000
Supply Revenue,
Series 2002 C-11,
LOC: KBC Bank N.V.,
LOC: Bank of New York
3.530% 05/01/22 (a)	43,795,000	43,795,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Desert Community College District
Series 2005 912,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.650% 02/01/13 (a)	4,150,000	4,150,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners,
Series 1984 B,
LOC: General Electric Capital Corp.
3.550% 12/01/19 (a)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A,
LOC: General Electric Capital Corp.
3.550% 12/01/19 (a)	7,000,000	7,000,000
CA Economic Recovery
Series 2004 C-6,
LOC: Citibank N.A.
3.580% 07/01/23 (a)	2,780,000	2,780,000
Series 2004,
LIQ FAC: Citibank N.A.
3.650% 07/01/23 (a)	18,745,000	18,745,000
CA Educational Facilities Authority
Life Chiropractic College,
Series 1999,
LOC: Bank of the West
3.620% 01/01/25 (a)	6,090,000	6,090,000
Series 2000 A,
LIQ FAC: Societe Generale
3.650% 10/01/27 (a)	14,275,000	14,275,000
CA Fremont Unified School District Certificates of Participation
Series 2005,
Insured: FSA,
LOC: Dexia Credit Local
3.570% 09/01/30 (a)	10,500,000	10,500,000
CA Fremont Union High School District
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.650% 09/01/23 (a)	3,505,000	3,505,000
CA Fullerton School District
Series 2002,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.650% 08/01/21 (a)	5,800,000	5,800,000

	Par ($)	Value ($)
CA Golden State Tobacco Securitization Corp.
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.660% 06/01/35 (a)	31,800,000	31,800,000
CA Goleta Water District Certificates of Participation
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
3.650% 12/01/22 (a)	1,730,000	1,730,000
CA Grossmont-Cuyamaca Community College District
Series 2005,
Insured: FGIC,
LIQ FAC: Morgan Stanley
3.640% 08/01/29 (a)	9,400,000	9,400,000
CA GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs,
GIC: IXIS Financial Products
3.750% 05/01/47 (a)	6,727,036	6,727,036
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC,
Series 1998 A, AMT,
Guarantor: FNMA
3.660% 03/15/33 (a)	7,300,000	7,300,000
CA Housing Finance Agency
Series 2000, AMT,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.720% 08/01/29 (a)	5,755,000	5,755,000
Series 2001 R, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.670% 08/01/23 (a)	6,510,000	6,510,000
Series 2002 B,
Guarantor: FNMA
3.520% 02/01/35 (a)	12,600,000	12,600,000
Series 2002 M, AMT,
SPA: Bank of Nova Scotia
3.670% 08/01/33 (a)	6,325,000	6,325,000
Series 2004 E-2, AMT,
3.530% 02/01/35 (a)	65,540,000	65,540,000
Series 2005 III D, AMT,
SPA: DEPFA Bank PLC
3.670% 08/01/38 (a)	21,900,000	21,900,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005, AMT,
LIQ FAC: Lloyds TSB Bank PLC,
GIC: Trinity Funding Co. LLC
3.710% 02/01/08 (a)	4,680,000	4,680,000
Series 2006 F, AMT,
SPA: Fortis Bank S.A.:
3.620% 08/01/40 (a)	49,300,000	49,300,000
3.620% 02/01/41 (a)	20,000,000	20,000,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
Guarantor: FNMA
3.530% 08/01/26 (a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Research,
Series 2001,
LOC: Bank of New York,
LOC: California State Teachers' Retirement System
3.420% 11/15/37 (a)	36,500,000	36,500,000
Le Lycee Francais De Los,
Series 2006,
LOC: Mellon Bank, N.A.
3.500% 09/01/36 (a)	3,000,000	3,000,000
Rand Corp.,
Series 2002 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.500% 04/01/42 (a)	8,085,000	8,085,000
Series 2003 A:
Insured: FGIC
3.660% 07/01/29 (a)	7,000,000	7,000,000
LOC: Wells Fargo Bank N.A.
3.600% 09/01/28 (a)	3,950,000	3,950,000
Traditional Baking, Inc.,
Series 2003, AMT,
LOC: Mellon Bank N.A.
3.650% 08/01/28 (a)	2,140,000	2,140,000
CA Irwindale Community Redevelopment Agency
Series 2006,
Insured: FSA,
LIQ FAC: Dexia Credit Local
3.640% 07/15/26 (a)	7,110,000	7,110,000
CA Kern High School District
Series 2005,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.650% 08/01/25 (a)	8,355,000	8,355,000

	Par ($)	Value ($)
CA Lassen Municipal Utility District Revenue
Series 1996 A, AMT,
Insured: FSA,
SPA: Credit Local de France
3.700% 05/01/08 (a)	2,600,000	2,600,000
CA Livermore Redevelopment Agency
Series 2006, AMT,
LIQ FAC: Citigroup Financial Products
3.740% 07/01/37 (a)	22,350,000	22,350,000
CA Long Beach Harbor Revenue
Series 2005 MT-175,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.690% 05/15/15 (a)	4,995,000	4,995,000
CA Los Angeles Community Redevelopment Agency
Multi-Family Housing Revenue,
Grand Promenade,
Series 2002,
Insured: FHLMC
3.530% 04/01/32 (a)	13,300,000	13,300,000
CA Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue,
Series 2004 A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.660% 07/01/34 (a)	9,700,000	9,700,000
CA Los Angeles Department of Airports
Series 2002 C-1,
LOC: BNP Paribas,
LOC: Landesbank Baden-Wurttemberg
3.420% 05/15/20 (a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001 B-2:
3.480% 07/01/34 (a)	18,045,000	18,045,000
SPA: Banco Bilboa Vizcaya
3.520% 07/01/35 (a)	35,400,000	35,400,000
Series 2001,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.520% 01/01/09 (a)	12,995,000	12,995,000
Series 2002 A-2,
LOC: National Australia Bank
3.600% 07/01/35 (a)	25,700,000	25,700,000
Series 2002 A-4,
3.560% 07/01/35 (a)	19,200,000	19,200,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 A-6,
3.600% 07/01/35 (a)	18,000,000	18,000,000
Series 2002 A-7,
LOC: National Australia Bank
3.560% 07/01/35 (a)	5,100,000	5,100,000
Series 2002 A-8,
3.580% 07/01/35 (a)	5,200,000	5,200,000
CA Los Angeles Harbor Department Revenue
Series 2006, AMT,
Insured: MBIA
5.000% 08/01/07	1,645,000	1,654,376
CA Los Angeles Multi-Family Revenue
Series 1991 B,
Insured: FHLMC
3.550% 12/01/32 (a)	7,840,000	7,840,000
CA Los Angeles Unified School District
Series 2006:
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.650% 07/01/25 (a)	2,980,000	2,980,000
Insured: AMBAC
LIQ FAC: Merrill Lynch & Co.
3.650% 07/01/30 (a)	8,285,000	8,285,000
Series 2007:
Insured: AMBAC,
LOC: JPMorgan Chase Bank
1.000% 01/01/15 (a)	7,000,000	7,000,000
Insured: MBIA,
LIQ FAC: DEPFA Bank PLC
3.650% 07/01/25 (a)(b)	77,990,000	77,990,000
CA Los Angeles Wastewater System Revenue
Series 2006 D,
Insured: XLCA,
SPA: Scotiabank
3.550% 06/01/28 (a)	20,000,000	20,000,000
CA Madera Irrigation Financing Authority
Series 2005 A,
Insured: XLCA,
SPA: Dexia Credit Local
3.540% 01/01/36 (a)	10,000,000	10,000,000
CA Metropolitan Water District of Southern California
Series 2001 C2,
SPA: Lloyds TSB Bank PLC
3.500% 07/01/36 (a)	19,800,000	19,800,000

	Par ($)	Value ($)
CA Modesto Irrigation District Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.650% 01/01/11 (a)	20,275,000	20,275,000
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.650% 10/01/26 (a)	2,260,000	2,260,000
CA Morgan Hill United School District
Series 2000 S,
Insured: FGIC,
SPA: Societe Generale
3.640% 08/01/25 (a)	4,290,000	4,290,000
CA Municipal Securities Trust Certificates
Series 2006 A,
Insurer: AMBAC,
LIQ FAC: Bear Stearns Capital Market
3.550% 02/13/18 (a)	9,930,000	9,930,000
Series 2006:
Insured: MBIA,
LIQ FAC: Bear Stearns Capital Markets
3.610% 12/17/20 (a)	13,130,000	13,130,000
Insurer: FGIC
LIQ FAC: Bear Stearns Capital Market
3.610% 10/09/25 (a)	8,715,000	8,715,000
Series 2007, Class A,
Insured: FGIC,
LIQ FAC: Bear Stearns Capital Markets
3.550% 06/16/11 (a)	5,000,000	5,000,000
CA Oakland Redevelopment Agency
Multi-Family Revenue,
Series 2005, AMT,
SPA: Lloyds TSB Bank PLC
3.740% 10/01/50 (a)	150,695,000	150,695,000
CA Oakland-Alameda County Coliseum Authority Lease Revenue
Series 2000 C-1,
LOC: Bank of New York,
LOC: California State Teachers' Retirement System
3.390% 02/01/25 (a)	8,300,000	8,300,000
CA Oakland
Series 2002 756,
Insured: FGIC,
LOC: Morgan Stanley 3.640% 01/15/32 (a)	9,239,000	9,239,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Orange County Apartment Development Revenue
Series 1985 Z,
Insured: FHLMC
3.550% 11/01/07 (a)	15,500,000	15,500,000
Series 1998 H,
Guarantor: FNMA
3.580% 11/15/28 (a)	10,700,000	10,700,000
Series 1999 D,
Insured: FHMLC
3.580% 12/01/29 (a)	5,500,000	5,500,000
CA Orange County Housing Authority
Apartment Development Revenue,
Oasis Martinique Project,
Series 1998 I,
3.540% 06/15/28 (a)	29,210,000	29,210,000
CA Orange County Special Financing Authority
Series 1995 B,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.470% 11/01/14 (a)	14,900,000	14,900,000
Series 1995 C,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.470% 11/01/14 (a)	23,775,000	23,775,000
Series 1995 D,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.470% 11/01/14 (a)	17,170,000	17,170,000
Series 1995 E,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.470% 11/01/14 (a)	10,625,000	10,625,000
CA Orange County Water District Revenue Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.650% 02/15/11 (a)	4,575,000	4,575,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding,
Series 2000,
Insured: FSA,
SPA: First Union National Bank
3.600% 09/01/23 (a)	115,000	115,000

	Par ($)	Value ($)
CA Pasadena Water Revenue
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.650% 06/01/27 (a)	5,285,000	5,285,000
CA Peralta Community College District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.650% 08/01/08 (a)	5,845,000	5,845,000
CA Pittsburg Redevelopment Agency Tax Allocation
Series 2004 A,
Insured: AMBAC,
LOC: State Street Bank & Trust Co.
3.540% 09/01/35 (a)	16,140,000	16,140,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT,
Guarantor: FNMA
3.660% 09/15/34 (a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A,
LOC: Wells Fargo Bank N.A.
3.600% 06/01/15 (a)	6,470,000	6,470,000
Blue Line Transfer, Inc.,
Series 2002 A, AMT,
LOC: Wells Fargo Bank N.A.
3.600% 08/01/14 (a)	1,095,000	1,095,000
CR&R, Inc.,
Series 2006 A, AMT,
LOC: Bank of the West
3.630% 06/01/25 (a)	3,920,000	3,920,000
Marborg Industries,
Series 2006 A, AMT,
LOC: Pacific Capital Bank NA,
LOC: Wachovia Bank NA
3.600% 06/01/35 (a)	5,465,000	5,465,000
Sierra Pacific Industries, Inc.,
Series 1993,
LOC: Wells Fargo Bank N.A.
3.520% 02/01/13 (a)	13,400,000	13,400,000
Solid Waste Disposal:
Series 1997 A, AMT,
LOC: JPMorgan Chase Bank
3.480% 09/01/19 (a)	15,700,000	15,700,000
Series 1998 A, AMT,
LOC: Comerica Bank
3.650% 03/01/18 (a)	885,000	885,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Southdown, Inc.,
Series 1983,
LOC: Wachovia Bank N.A.:
3.570% 02/15/13 (a)	8,000,000	8,000,000
3.570% 09/15/13 (a)	9,400,000	9,400,000
US Borax, Inc.,
Series 1995 A,
LOC: Wachovia Bank N.A.
3.570% 06/01/10 (a)	4,795,000	4,795,000
CA Pomona Certificates of Participation
Congregational Homes, Inc.,
Series 2004,
LOC: HSH Nordbank Agency
3.430% 01/01/34 (a)	25,045,000	25,045,000
CA Pomona Public Financing Authority
Series 2007,
Insured: AMBAC
3.650% 05/01/42 (a)	5,285,000	5,285,000
CA Poway Redevelopment Agency
Tax Allocation,
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
3.650% 06/15/20 (a)	4,250,000	4,250,000
CA Public Works Board
Series 2006,
Insured: AMBAC,
LIQ FAC: BNP Paribas
3.640% 01/01/20 (a)	5,280,000	5,280,000
CA Rancho Water District Financing Authority
Series 2001 B,
Insured: FGIC,
SPA: State Street Bank & Trust Co.
3.420% 08/01/31 (a)	25,980,000	25,980,000
CA Reset Optional Certificates Trust II-R
Series 2006,
Insured: FSA,
LIQ FAC: Well Fargo Bank N.A.
3.680% 09/01/25 (a)	2,830,000	2,830,000
CA Riverside County Housing Authority
AP II Murrieta LP,
Series 1998 A, AMT,
Insured: FHLMC
3.640% 01/15/29 (a)	12,600,000	12,600,000

	Par ($)	Value ($)
CA Rowland Unified School District
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
3.650% 08/01/22 (a)	5,910,000	5,910,000
CA Sacramento County Housing Authority
Wasatch Pool Holdings LLC:
Series 2001 E,
Guarantor: FNMA
3.530% 02/15/31 (a)	12,000,000	12,000,000
Series 2001 F,
Guarantor: FNMA
3.660% 02/15/31 (a)	3,750,000	3,750,000
CA Sacramento County Multi-Family Housing Revenue
Woodbridge-301 LLC,
Series 2004 B,
Guarantor: FNMA
3.530% 06/15/34 (a)	10,200,000	10,200,000
CA San Bernardino County Certificates of Participation
Series 1996,
SPA: BNP Paribas
3.430% 07/01/15 (a)	2,500,000	2,500,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue:
Indian Knoll Apartments,
Series 1985 A,
Guarantor: FNMA
3.580% 05/15/31 (a)	3,580,000	3,580,000
Reche Canyon Apartments,
Series 1985,
Guarantor: FNMA
3.600% 05/15/30 (a)	3,500,000	3,500,000
CA San Diego Housing Authority
Multi-Family Housing Revenue,
Swift Real Estate Partners,
Series 2004 C,
Guarantor: FNMA
3.580% 01/15/35 (a)	11,915,000	11,915,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue:
8th & Howard Family Apartments,
Series 2000 B, AMT,
LOC: Citibank N.A.
3.690% 12/01/34 (a)	7,105,000	7,105,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Fillmore Center:
Series 1992 B-1,
LOC: Credit Suisse First Boston Bank
3.480% 12/01/17 (a)	35,125,000	35,125,000
Series 1992 A,
LOC: Credit Suisse First Boston Bank
3.480% 12/01/17 (a)	29,100,000	29,100,000
Series 1992, AMT,
LOC: Credit Suisse First Boston Bank
3.520% 12/01/17 (a)	3,000,000	3,000,000
South Harbor,
Series 1986,
LOC: Credit Local de France
3.650% 12/01/16 (a)	6,400,000	6,400,000
CA San Joaquin County Transportation Authority
3.500% 03/07/07	155,000,000	155,000,000
CA San Joaquin Hills Transportation Corridor Agency
Series 2006,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.660% 01/15/34 (a)	5,680,000	5,680,000
CA San Jose Multi-Family Housing Revenue
Fairfield Trestles LP,
Series 2004 A, AMT,
LOC: FHLMC
3.700% 03/01/37 (a)	7,325,000	7,325,000
Fairfield Turnleaf Apartments,
Series 2003 A,
Insured: FHLMC
3.650% 06/01/36 (a)	15,290,000	15,290,000
Sunset Square LP,
Series 2002 E,
LOC: Citibank N.A.
3.700% 06/01/34 (a)	4,569,000	4,569,000
CA San Jose Redevelopment Agency
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.650% 08/01/26 (a)	7,475,000	7,475,000
CA San Jose Unified School District
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.660% 08/01/29 (a)	19,800,000	19,800,000
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.650% 08/01/23 (a)	5,150,000	5,150,000

	Par ($)	Value ($)
CA Santa Rosa High School District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.650% 08/01/11 (a)	4,290,000	4,290,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue,
Series 1995 E,
LOC: FHLMC
3.450% 03/01/12 (a)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
Series 2005,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.690% 09/01/31 (a)	3,470,000	3,470,000
CA Simi Valley Community Development Agency
Mayer Indian Oaks Ltd.,
Series 1985 A,
3.470% 05/01/10 (a)	15,500,000	15,500,000
CA Simi Valley
Series 1989, AMT,
Insured: FHLMC
3.530% 09/01/19 (a)	12,800,000	12,800,000
CA Southern California Home Financing Authority
Single Family Revenue,
Series 2004 B, AMT,
3.530% 02/01/35 (a)	8,330,000	8,330,000
CA Southern California Public Power Authority
Power Project Revenue,
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.650% 07/01/11 (a)	4,930,000	4,930,000
CA State
3.480% 03/07/07	50,000,000	50,000,000
3.500% 03/16/07	25,000,000	25,000,000
CA State Economic Recovery
Series C-4,
LOC: JPMorgan Chase Bank
3.510% 07/01/23 (a)	7,935,000	7,935,000
CA Statewide Communities Development Authority
American Baptist Homes,
Series 2006,
LOC: LaSalle Bank N.A.
3.540% 10/01/36 (a)	7,100,000	7,100,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Hanna Boys Center,
Series 2002,
LOC: Northern Trust Co.
3.520% 12/31/32 (a)	5,000,000	5,000,000
Industrial Development Revenue,
Multiple Peptide Systems,
Series 2002 A, AMT,
LOC: Bank of the West
3.600% 12/01/17 (a)	3,300,000	3,300,000
Multi-Family Revenue:
Bay Vista at Meadow Park LP,
Series 2003 1, AMT,
LOC: Wells Fargo Bank N.A.
3.690% 12/15/37 (a)	7,500,000	7,500,000
Chateau Pleasant Hill Associates LLC,
Series 2005 C,
Guarantor: FNMA
3.530% 07/15/35 (a)	7,500,000	7,500,000
Cienega Preservation LP,
Series 2002 V,
LOC: Washington Mutual Bank
3.750% 10/01/33 (a)	11,760,000	11,760,000
UHC Madera LP,
Series 2005 B, AMT,
LOC: Citibank N.A.
3.690% 01/01/38 (a)	5,750,000	5,750,000
Plan Nine Partners LLC,
Series 2005 A,
LOC: Union Bank of California N.A.
3.600% 02/01/35 (a)	13,415,000	13,415,000
Series 2006, AMT:
LIQ FAC: Citigroup Financial Products:
3.740% 08/01/39 (a)	10,125,000	10,125,000
3.740% 06/01/50 (a)	17,250,000	17,250,000
LIQ FAC: Goldman Sachs
3.750% 01/01/49 (a)	3,435,000	3,435,000
Series 2006,
LOC: Allied Irish Bank PLC
3.430% 06/01/27 (a)	4,200,000	4,200,000
Series 2007, AMT,
LOC: Merrill Lynch Capital Services
1.000% 02/01/50 (a)(b)	58,995,000	58,995,000
Solid Waste Revenue,
Chevron Corp.,
Series 1994,
GTY AGMT: Chevron Corp.
3.510% 12/15/24 (a)	24,990,000	24,990,000

	Par ($)	Value ($)
CA State
Series 2005 A:
LOC: Calyon Bank
3.420% 05/01/40 (a)	105,300,000	105,300,000
LOC: Fortis Bank S.A./N.A.
3.420% 05/01/40 (a)	100,000,000	100,000,000
Series 2005 MT-162,
Insured: FSA,
LOC: DEPFA Bank PLC
3.640% 08/01/17 (a)	15,510,000	15,510,000
Series 2005,
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.640% 02/01/25 (a)	10,585,000	10,585,000
Series 2006 A:
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.660% 08/01/31 (a)	14,360,000	14,360,000
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.660% 02/01/33 (a)	14,850,000	14,850,000
Series 2007:
Insured: AMBAC,
LIQ FAC: Morgan Stanley
3.640% 03/01/34 (a)	5,240,000	5,240,000
Insured: MBIA,
SPA: Wachovia Bank N.A.
1.000% 12/01/27 (a)	4,220,000	4,220,000
LIQ FAC: Deutsche Bank AG:
3.680% 09/01/33 (a)	30,515,000	30,515,000
3.680% 08/01/35 (a)	37,980,000	37,980,000
3.680% 09/01/35 (a)	87,485,000	87,485,000
3.680% 10/01/36 (a)	101,300,000	101,300,000
CA TICS/TOCS Trust
Series 2002, AMT,
Insured: MBIA,
LIQ FAC: Bank of New York
3.660% 04/01/44 (a)	35,860,000	35,860,000
CA University of California Regents Medical Center
Series 2007,
Insured: MBIA,
LIQ FAC: DEPFA Bank PLC
3.640% 05/15/25 (a)	6,900,000	6,900,000
CA University of California
Series 2003,
Insured: FSA
3.650% 09/01/09 (a)	7,565,000	7,565,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005,
Insured: FSA,
LIQ FAC: Lehman Liquidity Co.
3.510% 05/15/38 (a)	6,480,000	6,480,000
CA University
Series 2006,
Insurer: MBIA
LOC: JPMorgan Chase & Co.
3.650% 11/01/13 (a)	2,995,000	2,995,000
CA West Contra Costa Unified School District
Series 2004,
Insured: FGIC
3.650% 08/01/24 (a)	5,915,000	5,915,000
California Total		3,299,395,140
Puerto Rico – 11.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2006,
LIQ FAC: Citigroup Financial Products
3.700% 12/27/08 (a)	15,040,000	15,040,000
Series 2007,
LIQ FAC: Citigroup Financial Products
3.700% 12/27/08 (a)	7,500,000	7,500,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2000,
LIQ FAC: Merrill Lynch Capital Services
3.640% 07/01/20 (a)	2,600,000	2,599,905
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002,
Insured: FSA,
LIQ FAC: Morgan Stanley
3.640% 07/01/32 (a)	10,000,000	10,000,000
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.640% 01/01/11 (a)	19,595,000	19,595,000
Series 2005 MT-174,
Insured: CIFG,
SPA: Merrill Lynch Capital Services
3.640% 07/01/19 (a)	4,945,000	4,945,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.640% 07/01/41 (a)	55,065,000	55,065,000

	Par ($)	Value ($)
Series 2006-219,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.640% 07/01/18 (a)	7,935,000	7,935,000
Series 2006-301,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.550% 07/01/19 (a)(b)	9,895,000	9,895,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 MT-172,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.640% 07/01/26 (a)	2,485,000	2,485,000
Series 2005 MT-173,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.640% 07/01/26 (a)	6,125,000	6,125,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.640% 07/01/23 (a)	9,110,000	9,110,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.650% 12/01/19 (a)	4,000,000	4,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.700% 09/03/09 (a)	137,000,000	137,000,000
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.660% 07/01/27 (a)	32,570,000	32,570,000
Series 2002,
Insured: FSA,
LIQ FAC: Morgan Stanley
3.640% 07/01/20 (a)	20,000,000	20,000,000
Series 2003,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.640% 07/01/20 (a)	11,930,000	11,930,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006:
4.500% 07/30/07	15,000,000	15,056,107
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.550% 07/01/29 (a)(b)	5,620,000	5,620,000
LIQ FAC: Goldman Sachs,
GTY AGMT: Goldman Sachs
3.680% 07/01/35 (a)	29,255,000	29,255,000
PR TICS/TOCS Trust
Series 2001-2,
Insured: FSA,
LIQ FAC: Bank of New York
3.660% 07/01/19 (a)	19,245,000	19,245,000
Puerto Rico Total		424,971,012
Total Municipal Bonds (cost of $3,724,366,152)		3,724,366,152

Short-Term Obligations – 1.4%

Variable Rate Demand Notes – 1.4%

Puttable Floating Option Tax-Exempt Receipts
Series 2006:
Insured: FGIC:
LIQ FAC: Merrill Lynch Capital Services
3.720% 09/01/30 (a)	7,840,000	7,840,000
SPA: Merrill Lynch Capital Services
3.720% 08/01/30 (a)	4,220,000	4,220,000
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.720% 02/01/38 (a)	23,770,000	23,770,000
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.720% 12/01/34 (a)	17,470,000	17,470,000
Variable Rate Demand Notes Total		53,300,000
Total Short-Term Obligations (cost of $53,300,000)		53,300,000
Total Investments – 100.2% (cost of $3,777,666,152) (c)		3,777,666,152
Other Assets & Liabilities, Net – (0.2)%		(7,609,314)
Net Assets – 100.0%		$3,770,056,838

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b) Illiquid security.

(c) Cost for federal income tax purposes is $3,777,666,152.

Acronym	Name

ABAG	Association of Bay Area Government

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia New York Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds – 99.8%

	Par ($)	Value ($)
New York – 91.9%
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc.,
Series 2001 A,
LOC: Troy Savings Bank,
LOC: KeyBank N.A
3.660% 03/01/31 (a)	6,895,000	6,895,000
NY Allegany County Industrial Development Agency
Series 2004 A,
LOC: KeyBank N.A.
3.720% 04/01/29 (a)	4,785,000	4,785,000
NY Battery Park City Authority
Series 2003,
LIQ FAC: Citigroup Global Markets
3.690% 11/01/21 (a)	5,250,000	5,250,000
NY Bethlehem Industrial Development Agency
467 Delaware Avenue LLC,
Series 2003 A, AMT,
LOC: Hudson River Bank & Trust Co.,
LOC: FHLB
3.680% 09/01/33 (a)	10,900,000	10,900,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006,
Insured: FHLMC
3.610% 05/01/31 (a)	4,500,000	4,500,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A,
LOC: Bank of New York
3.650% 07/01/35 (a)	8,810,000	8,810,000
Trinity Pawling School Corp.,
Series 2002,
LOC: Allied Irish Banks PLC
3.630% 10/01/32 (a)	2,410,000	2,410,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002,
LOC: Citibank N.A.
3.660% 11/01/22 (a)	2,800,000	2,800,000
NY East Rochester Housing Authority Revenue
Series 2006 A,
LOC: Citizens Bank N.A.
3.630% 12/01/36 (a)	5,900,000	5,900,000

	Par ($)	Value ($)
NY Energy Research & Development Authority
Long Island Lighting Co.,
Series 1997 A, AMT,
LOC: Royal Bank of Scotland
3.550% 12/01/27 (a)	2,400,000	2,400,000
NY Environmental Facilities Corp.
Waste Management of New York LLC,
Series 2002 B, AMT,
LOC: JPMorgan Chase Bank
3.560% 05/01/19 (a)	1,000,000	1,000,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc.,
Series 2006 B,
LOC: Sovereign Bank FSB,
LOC: Citizens Bank of Rhode Island
3.620% 11/15/36 (a)	10,000,000	10,000,000
Series 1996,
LOC: KeyBank of New York
3.590% 11/01/16 (a)	710,000	710,000
Series 2005 J,
Insured: FSA,
LIQ FAC: Goldman Sachs
3.680% 05/01/12 (a)	2,550,000	2,550,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C,
LOC: Wachovia Bank N.A.
3.680% 06/01/11 (a)	15,560,000	15,560,000
NY Great Neck North Water Authority
Series 1993 A,
Insured: FGIC
SPA: State Street Bank & Trust Co.
3.470% 01/01/20 (a)	485,000	485,000
NY GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.750% 12/01/47 (a)	6,625,000	6,625,000
NY Herkimer County Industrial Development Agency
Templeton Foundation,
Series 2000,
LOC: KeyBank N.A.
3.720% 12/01/14 (a)	2,065,000	2,065,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Housing Finance Agency
1010 Sixth Associates LLC,
Series 2000 A, AMT,
Guarantor: FNMA
3.550% 05/15/33 (a)	3,150,000	3,150,000
345 East 94th Street Associates LLC,
Series 1999 A, AMT,
Insured: FHLMC
3.540% 11/01/30 (a)	4,000,000	4,000,000
Biltmore Tower LLC,
Series 2002 A, AMT,
Guarantor: FNMA
3.540% 05/15/34 (a)	800,000	800,000
NY Hudson Yards Infrastructure Corp.
Series 2007,
Insured: FGIC,
LIQ FAC: Deutsche Bank AG
3.690% 02/15/47 (a)	10,000,000	10,000,000
NY Liberty Development Corp.
377 Greenwich LLC,
Series 2004,
LOC: Wells Fargo Bank N.A.
3.620% 12/01/39 (a)	7,030,000	7,030,000
NY Long Island Power Authority
Series 1998 7-B,
Insured: MBIA,
SPA: Fortis Bank SA/NV
3.470% 04/01/25 (a)	3,300,000	3,300,000
NY Metropolitan Transportation Authority
Series 2003 A,
Insured: MBIA,
SPA: Citibank N.A.
3.700% 11/15/28 (a)	7,235,000	7,235,000
Series 2005 G-2,
LOC: BNP Paribas
3.620% 11/01/26 (a)	1,800,000	1,800,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006,
LOC: KeyBank N.A.
3.650% 06/01/26 (a)	6,695,000	6,695,000
Series 1998,
LOC: KeyBank N.A.
3.590% 08/01/18 (a)	3,255,000	3,255,000

	Par ($)	Value ($)
St. Ann's Nursing Home Co., Inc.,
Series 2000,
LOC: HSBC Bank USA
3.530% 07/01/30 (a)	3,000,000	3,000,000
St. Ann's Nursing Home for the Aged,
Series 2000,
LOC: HSBC Bank USA
3.530% 07/01/30 (a)	395,000	395,000
NY Nassau County Tobacco Settlement Corp.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.710% 06/01/46 (a)	2,000,000	2,000,000
NY New Rochelle Municipal Housing Authority
Multi-Family Housing Mortgage Revenue,
New Rochelle Sound Shore,
Series 2005 A,
Guarantor: FNMA
3.600% 12/15/35 (a)	1,235,000	1,235,000
NY New York City
3.700% 03/01/07	10,000,000	10,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 A,
LOC: Landesbank Hessen-Thuringen
3.510% 06/01/39 (a)	2,745,000	2,745,000
Series 2004 A, AMT,
Guarantor: FNMA
3.530% 05/15/34 (a)	5,315,000	5,315,000
Series 2005 A, AMT,
Guarantor: FNMA
3.530% 11/15/35 (a)	5,000,000	5,000,000
NY New York City Industrial Development Agency
Abigail Press, Inc.,
Series 2002, AMT,
LOC: JPMorgan Chase Bank
3.950% 12/01/18 (a)	300	300
Allen-Stevenson School,
Series 2004,
LOC: Allied Irish Bank PLC
3.670% 12/01/34 (a)	970,000	970,000
Korean Airlines Co.,
Series 1997 A, AMT,
LOC: HSBC Bank USA
3.550% 11/01/24 (a)	7,280,000	7,280,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY New York City Transitional Finance Authority
Series 1998 C,
LOC: Bayerische Landesbank
3.600% 05/01/28 (a)	4,100,000	4,100,000
Series 2002 1C,
LIQ FAC: JPMorgan Chase Bank
3.600% 11/01/22 (a)	3,100,000	3,100,000
NY New York City
Series 2004 C-3,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.640% 08/15/29 (a)	19,720,000	19,720,000
Series 2004 H-1,
LOC: Bank of New York
3.600% 03/01/34 (a)	340,000	340,000
Series 2004 H-4,
LOC: Bank of New York
3.620% 03/01/34 (a)	15,900,000	15,900,000
Series 2004 H-7,
LOC: KBC Bank N.V.
3.620% 03/01/34 (a)	225,000	225,000
NY Newburgh Industrial Development Agency
Multi-Family Housing Revenue,
Series 2005, AMT,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.760% 07/01/41 (a)	965,000	965,000
NY Oneida County Industrial Development Agency
Hamilton College, Series 2002,
Insured: MBIA
SPA: Bank of New York
3.470% 09/15/32 (a)	915,000	915,000
Preswick Glen, Inc.,
Series 2006,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.600% 10/01/36 (a)	5,000,000	5,000,000
NY Onondaga County Industrial Development Agency
General Super Plating Co., Inc.,
Series 2005, AMT,
LOC: Citizens Bank
3.790% 04/01/25 (a)	2,110,000	2,110,000
NY Port Authority of New York & New Jersey
3.560% 03/06/07	1,535,000	1,535,000
Series 2003, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.710% 12/15/32 (a)	220,000	220,000

	Par ($)	Value ($)
NY Power Authority
3.550% 03/02/07	8,800,000	8,800,000
3.580% 03/08/07	5,000,000	5,000,000
Series 1985,
LIQ FAC: Dexia Credit Local:
3.600% 03/01/16 (a)	4,000,000	4,000,000
3.600% 03/01/20 (a)	2,000,000	2,000,000
3.650% 03/01/16 (a)	3,000,000	3,000,000
NY Riverhead Industrial Development Authority
Central Suffolk Hospital,
Series 2006 A,
LOC: HSBC Bank USA N.A.
3.610% 07/01/31 (a)	7,000,000	7,000,000
NY Rockland County
Series 2007,
4.000% 12/20/07	10,000,000	10,024,100
NY St. Lawrence County Industrial Development Agency
Claxton-Hepburn Medical Center,
Series 2006 C,
LOC: KeyBank N.A.
3.660% 12/01/31 (a)	3,935,000	3,935,000
NY State
Series 2000 B,
LOC: Dexia Credit Local
3.580% 03/15/30 (a)	7,350,000	7,348,343
NY Syracuse Industrial Development Agency
Byrne Dairy, Inc.,
Series 1988, AMT,
LOC: Chase Manhattan Bank
3.850% 08/01/08 (a)	3,900,000	3,900,000
NY Thruway Authority
Series 2005 PT-3216,
Insured: FSA,
SPA: DEPFA Bank PLC
3.670% 01/01/32 (a)	345,000	345,000
Series 2005,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
3.690% 01/01/24 (a)	995,000	995,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.690% 04/01/25 (a)	2,945,000	2,945,000
NY Tobacco Settlement Financing Corp.
Series 2004 PT-972,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.700% 08/12/11 (a)(b)	8,995,000	8,995,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Tompkins County Industrial Development Agency Revenue
Care Community Kendal Ithaca,
Series 2000,
LOC: Wachovia Bank N.A.
3.520% 06/01/25 (a)	1,415,000	1,415,000
NY Triborough Bridge & Tunnel Authority
Series 2005 B-4,
LOC: Landesbank Baden-Wurttemberg
3.630% 01/01/32 (a)	3,980,000	3,980,000
NY TSASC, Inc.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.710% 06/01/42 (a)	2,000,000	2,000,000
NY Westchester County Industrial Development
Westchester Jewish Project,
Series 1998,
LOC: Chase Manhattan Bank
3.950% 10/01/28 (a)	945,000	945,000
New York Total		309,607,743
Puerto Rico – 7.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.640% 07/01/41 (a)	3,995,000	3,995,000
Series 2006,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.640% 07/01/20 (a)	1,950,000	1,950,000
Series 2006-219,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.640% 07/01/18 (a)	3,500,000	3,500,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.550% 07/01/24 (a)(b)	4,890,000	4,890,000

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.700% 09/03/09 (a)	8,000,000	8,000,000
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.660% 07/01/27 (a)	3,425,000	3,425,000
Series 2006,
LIQ FAC: Goldman Sachs,
GTY AGMT: Goldman Sachs
3.680% 07/01/35 (a)	895,000	895,000
Puerto Rico Total		26,655,000
Total Municipal Bonds (cost of $336,262,743)		336,262,743
Total Investments – 99.8% (cost of $336,262,743) (c)		336,262,743
Other Assets & Liabilities, Net – 0.2%		720,698
Net Assets – 100.0%		$336,983,441

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b) Illiquid security.

(c) Cost for federal income tax purposes is $336,262,743.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities – Columbia Money Market Funds, February 28, 2007 (Unaudited)

	($)	($)	($)	($)
	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Assets
Investments, (including repurchase agreements), at identified cost	63,686,362,170	22,971,888,828	15,543,388,000	5,999,614,977
Investments, at value	56,322,113,170	19,771,888,828	—	5,999,614,977
Repurchase agreements, at value	7,364,249,000	3,200,000,000	15,543,388,000	—
Total investments, at value	63,686,362,170	22,971,888,828	15,543,388,000	5,999,614,977
Cash	—	—	602	—
Receivable for:
Investments sold	—	—	—	—
Capital stock sold	4,691,890	197,770	403,487	15,058
Interest	498,346,228	121,112,911	2,257,072	29,574,992
Other	67,788	17,257	—	—
Expense reimbursement due from Investment Advisor/Administrator	1,630,376	498,367	314,868	160,033
Deferred Trustees' compensation plan	43,854	310,996	328,074	112,498
Other assets	—	55,662	115,105	45,804
Total Assets	64,191,142,306	23,094,081,791	15,546,807,208	6,029,523,362
Liabilities
Payable to custodian bank	7,972,977	189,414	—	2,686,857
Payable for:
Investments purchased	440,829,181	171,807,051	—	—
Capital stock redeemed	5,975,676	3,435,295	785,667	21,110
Distributions	77,356,046	28,957,881	29,528,378	7,074,499
Investment advisory fee	5,576,793	2,036,094	1,349,290	542,929
Administration fee	4,634,361	1,683,779	1,111,442	439,474
Transfer agent fee	252,498	85,230	45,459	27,974
Pricing and bookkeeping fees	18,942	15,516	14,523	14,442
Trustees' fees	280,793	69,544	200,568	102,393
Custody fee	311,705	67,665	32,265	3,763
Legal fee	83,241	40,482	48,532	34,240
Distribution and service fees	12,990,283	1,700,937	2,263,577	788,866
Chief compliance officer expenses	2,500	2,500	2,500	2,500
Deferred Trustees' fees	43,854	310,996	328,074	112,498
Other liabilities	1,238,546	—	—	—
Total Liabilities	557,567,396	210,402,384	35,710,275	11,851,545
Net Assets	63,633,574,910	22,883,679,407	15,511,096,933	6,017,671,817
Net Assets Consist of
Paid-in capital	63,649,829,824	22,886,296,142	15,512,944,264	6,018,497,469
Undistributed (overdistributed) net investment income	307,881	149,231	(155,378)	261,683
Accumulated net realized gain (loss)	(16,562,795)	(2,765,966)	(1,691,953)	(1,087,335)
Net Assets	63,633,574,910	22,883,679,407	15,511,096,933	6,017,671,817

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Assets
Investments, (including repurchase agreements), at identified cost	7,948,262,006	4,468,819,135	3,777,666,152	336,262,743
Investments, at value	7,948,262,006	4,468,819,135	3,777,666,152	336,262,743
Repurchase agreements, at value	—	—	—	—
Total investments, at value	7,948,262,006	4,468,819,135	3,777,666,152	336,262,743
Cash	—	1,534,321	59,333	2,620
Receivable for:
Investments sold	398,741,235	173,211,340	47,447,741	12,995,486
Capital stock sold	98,115	123,984	2,350,000	—
Interest	44,182,252	25,072,894	17,256,879	1,569,183
Other	—	—	—	—
Expense reimbursement due from Investment Advisor/Administrator	199,516	129,152	87,315	28,095
Deferred Trustees' compensation plan	12,767	131,775	—	2,108
Other assets	112,928	11,825	30,724	1,028
Total Assets	8,391,608,819	4,669,034,426	3,844,898,144	350,861,263
Liabilities
Payable to custodian bank	58,213	—	—	—
Payable for:
Investments purchased	163,807,007	57,115,297	70,257,315	13,079,656
Capital stock redeemed	442,481	3,731,900	1,525,440	450,000
Distributions	5,122,002	9,357,839	1,478,765	175,312
Investment advisory fee	763,481	427,472	337,645	36,404
Administration fee	623,269	343,261	268,405	16,162
Transfer agent fee	24,813	26,203	10,371	503
Pricing and bookkeeping fees	17,657	15,462	14,683	8,695
Trustees' fees	69,643	107,824	63,361	39,707
Custody fee	—	167	1,604	3,648
Legal fee	35,376	31,417	33,363	31,603
Distribution and service fees	992,893	253,779	847,854	22,206
Chief compliance officer expenses	2,500	2,500	2,500	2,500
Deferred Trustees' fees	12,767	131,775	—	2,108
Other liabilities	—	—	—	9,318
Total Liabilities	171,972,102	71,544,896	74,841,306	13,877,822
Net Assets	8,219,636,717	4,597,489,530	3,770,056,838	336,983,441
Net Assets Consist of
Paid-in capital	8,219,507,028	4,597,397,764	3,769,883,396	336,973,005
Undistributed (overdistributed) net investment income	79,549	21,612	108,958	11,318
Accumulated net realized gain (loss)	50,140	70,154	64,484	(882)
Net Assets	8,219,636,717	4,597,489,530	3,770,056,838	336,983,441

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds, February 28, 2007 (Unaudited)

	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Capital Class Shares
Net assets	$13,522,179,818	$9,043,127,132	$3,159,246,570	$1,407,686,636
Shares outstanding	13,527,700,992	9,044,300,090	3,160,166,196	1,407,796,600
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Trust Class Shares
Net assets	$2,412,905,565	$32,611,165	$577,609,190	$251,990,343
Shares outstanding	2,414,117,794	32,614,532	578,103,907	252,005,789
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Liquidity Class Shares
Net assets	$992,616,628	$1,549,826,272	$401,375,956	$1,095,803,801
Shares outstanding	992,884,857	1,549,924,623	401,413,837	1,095,899,091
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Adviser Class Shares
Net assets	$16,994,145,010	$7,351,444,841	$8,703,590,969	$1,217,907,734
Shares outstanding	16,998,175,009	7,352,068,110	8,704,850,789	1,218,267,938
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Investor Class Shares
Net assets	$1,427,321,080	$78,008,033	$221,922,039	$515,512,135
Shares outstanding	1,428,349,668	78,006,573	222,255,362	515,777,920
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Market Class Shares
Net assets	$7,023,736	$932,727	$15,201	$26,397
Shares outstanding	7,024,319	932,753	15,202	26,401
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Daily Class Shares
Net assets	$19,076,890,675	$3,734,461	$711,528,623	$638,459,829
Shares outstanding	19,080,772,124	3,733,575	711,759,165	638,494,580
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Class A Shares
Net assets	$312,101,292	—	$564,474,983	$15,568,409
Shares outstanding	312,251,944	—	565,149,870	15,546,987
Net asset value per share	$1.00	—	$1.00	$1.00
Class B Shares
Net assets	$46,807,354	$4,671,216	$326,290	$234,218
Shares outstanding	46,875,874	4,671,354	326,329	234,068
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Class C Shares
Net assets	$5,029,473	$878,796	—	—
Shares outstanding	5,030,369	878,923	—	—
Net asset value per share	$1.00	$1.00	—	—

See Accompanying Notes to Financial Statements.

	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Capital Class Shares
Net assets	$3,796,356,162	$895,143,101	$483,601,182	$27,716,876
Shares outstanding	3,796,276,003	895,071,972	483,582,324	27,716,050
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Trust Class Shares
Net assets	$536,048,008	$2,609,376,012	$593,733,386	$40,858,737
Shares outstanding	535,988,328	2,609,723,761	593,707,583	40,854,254
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Liquidity Class Shares
Net assets	$302,728,941	$86,583,840	$40,343,606	—
Shares outstanding	302,695,350	86,582,770	40,343,937	—
Net asset value per share	$1.00	$1.00	$1.00	—
Adviser Class Shares
Net assets	$1,060,067,550	$52,201,006	$454,082,765	$6,856,069
Shares outstanding	1,060,107,325	52,200,419	454,046,468	6,856,019
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Investor Class Shares
Net assets	$67,246,610	$5,794,388	$219,134,491	—
Shares outstanding	67,283,258	5,769,800	219,143,358	—
Net asset value per share	$1.00	$1.00	$1.00	—
Market Class Shares
Net assets	$24,321	—	$10,362	$35,642,238
Shares outstanding	24,321	—	10,362	35,639,675
Net asset value per share	$1.00	—	$1.00	$1.00
Daily Class Shares
Net assets	$1,552,455,510	$26,090,480	$1,381,013,138	$10,093
Shares outstanding	1,552,377,062	25,976,475	1,380,990,969	10,093
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Class A Shares
Net assets	—	$16,103,852	—	—
Shares outstanding	—	16,067,446	—	—
Net asset value per share	—	$1.00	—	—
Class B Shares
Net assets	$130,652	—	$6,776	—
Shares outstanding	130,992	—	6,776	—
Net asset value per share	$1.00	—	$1.00	—
Class C Shares
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds, February 28, 2007 (Unaudited)

	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Class Z Shares
Net assets	$697,600,628	—	—	—
Shares outstanding	698,442,349	—	—	—
Net asset value per share	$1.00	—	—	—
Institutional Class Shares
Net assets	$8,128,027,201	$4,013,341,613	$1,171,007,112	$585,770,579
Shares outstanding	8,129,397,407	4,013,743,708	1,171,116,267	585,771,820
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Marsico Shares
Net assets	$10,926,450	—	—	—
Shares outstanding	10,927,899	—	—	—
Net asset value per share	$1.00	—	—	—
Retail A Shares
Net assets	—	$97,620,086	—	$58,697,617
Shares outstanding	—	97,598,579	—	58,723,814
Net asset value per share	—	$1.00	—	$1.00
G-Trust Shares
Net assets	—	$707,483,065	—	$230,014,119
Shares outstanding	—	707,780,021	—	230,133,427
Net asset value per share	—	$1.00	—	$1.00

See Accompanying Notes to Financial Statements.

	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Class Z Shares
Net assets	$47,546,048	—	—	—
Shares outstanding	47,651,531	—	—	—
Net asset value per share	$1.00	—	—	—
Institutional Class Shares
Net assets	$857,032,915	$227,519,016	$598,131,132	$210,458,769
Shares outstanding	857,018,571	227,513,663	598,121,348	210,451,717
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Marsico Shares
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—
Retail A Shares
Net assets	—	$18,166,709	—	$69,504
Shares outstanding	—	18,204,160	—	69,541
Net asset value per share	—	$1.00	—	$1.00
G-Trust Shares
Net assets	—	$660,511,126	—	$15,371,155
Shares outstanding	—	660,554,489	—	15,375,558
Net asset value per share	—	$1.00	—	$1.00

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Money Market Funds
For the Six Months Ended February 28, 2007 (Unaudited)

	($)	($)	($)	($)
	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Investment Income
Interest	1,645,295,208	567,351,282	392,602,215	145,722,384
Expenses
Investment advisory fee	46,117,274	15,857,548	11,123,485	4,130,912
Administration fee	30,667,632	10,494,482	7,338,440	2,676,725
Distribution fee:
Investor Class Shares	735,493	38,438	104,191	212,939
Market Class Shares	5,945	467	13	26
Daily Class Shares	31,599,972	6,210	1,213,512	988,278
Class A Shares	151,705	—	283,882	10,773
Class B Shares	192,913	18,244	1,194	953
Class C Shares	20,487	3,420	—	—
Service fee:
Trust Class Shares	1,674,391	20,468	325,122	126,224
Liquidity Class Shares	1,368,825	1,824,735	560,750	1,211,723
Adviser Class Shares	20,053,986	8,329,299	10,509,587	1,404,406
Investor Class Shares	1,838,732	96,093	260,476	532,348
Market Class Shares	7,431	584	16	32
Daily Class Shares	22,571,408	4,436	866,794	705,913
Class A Shares	530,968	—	993,587	37,706
Class B Shares	90,026	8,514	557	445
Class C Shares	9,561	1,596	—	—
Institutional Class Shares	1,236,454	567,786	264,808	72,252
Marsico Shares	19,146	—	—	—
Retail A Shares	—	34,683	—	27,097
Transfer agent fee	841,335	220,764	96,910	77,329
Pricing and bookkeeping fees	91,857	85,650	81,990	81,729
Trustees' fees	7,521	6,813	6,813	6,813
Custody fee	785,079	223,504	108,318	35,613
Legal fees	69,340	42,197	40,600	36,131
Chief compliance officer expenses	7,500	7,500	7,500	7,500
Other expenses	4,295,690	462,865	288,654	251,409
Total Expenses	164,990,671	38,356,296	34,477,199	12,635,276
Expenses waived or reimbursed by Investment Advisor and/or Administrator	(21,268,827)	(6,222,233)	(4,261,371)	(1,791,608)
Fees waived by Shareholder Service Provider - Liquidity Class Shares	(547,530)	(729,894)	(224,300)	(484,689)
Custody earnings credit	(124,703)	(35,696)	(21)	(4,669)
Net Expenses	143,049,611	31,368,473	29,991,507	10,354,310
Net Investment Income	1,502,245,597	535,982,809	362,610,708	135,368,074
Net realized gain (loss) on investments	(527,200)	(205,611)	416	(967)
Net Increase Resulting from Operations	1,501,718,397	535,777,198	362,611,124	135,367,107

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Investment Income
Interest	144,389,435	85,067,922	64,971,495	5,744,670
Expenses
Investment advisory fee	5,930,965	3,538,518	2,767,435	239,225
Administration fee	3,876,760	2,281,795	1,767,740	109,343
Distribution fee:
Investor Class Shares	33,413	12,905	112,691	—
Market Class Shares	23	—	11	38,623
Daily Class Shares	2,547,750	46,500	2,334,101	12
Class A Shares	—	8,469	—	—
Class B Shares	336	—	25	—
Class C Shares	—	—	—	—
Service fee:
Trust Class Shares	268,809	1,300,303	277,967	17,061
Liquidity Class Shares	421,222	114,783	41,688	—
Adviser Class Shares	944,245	65,026	508,436	10,327
Investor Class Shares	83,532	32,263	281,729	—
Market Class Shares	29	—	13	48,279
Daily Class Shares	1,819,821	33,214	1,667,215	8
Class A Shares	—	29,641	—	—
Class B Shares	157	—	12	—
Class C Shares	—	—	—	—
Institutional Class Shares	149,585	41,670	147,691	36,067
Marsico Shares	—	—	—	—
Retail A Shares	—	8,053	—	36
Transfer agent fee	59,790	43,063	23,793	1,889
Pricing and bookkeeping fees	92,093	86,654	83,686	52,438
Trustees' fees	6,813	6,813	6,813	6,813
Custody fee	56,959	26,464	11,373	7,307
Legal fees	37,168	35,449	35,244	33,749
Chief compliance officer expenses	7,500	7,500	7,500	7,500
Other expenses	245,834	222,703	102,654	40,465
Total Expenses	16,582,804	7,941,786	10,177,817	649,142
Expenses waived or reimbursed by Investment Advisor and/or Administrator	(2,385,249)	(1,505,901)	(1,107,468)	(176,867)
Fees waived by Shareholder Service Provider - Liquidity Class Shares	(168,489)	(45,913)	(16,675)	—
Custody earnings credit	(20,680)	(25,034)	(8,851)	(2,895)
Net Expenses	14,008,386	6,364,938	9,044,823	469,380
Net Investment Income	130,381,049	78,702,984	55,926,672	5,275,290
Net realized gain (loss) on investments	47,322	70,154	112,240	4,334
Net Increase Resulting from Operations	130,428,371	78,773,138	56,038,912	5,279,624

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Cash Reserves			Columbia Money Market Reserves
	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006(b)(c)($)	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006 (b)(d)(e)(f)(g)($)
Operations
Net investment income	1,502,245,597	1,236,651,121	1,852,286,885	535,982,809	336,187,803	479,718,778
Net realized gain (loss) on investments	(527,200)	(4,996,257)	(8,445,462)	(205,611)	(1,034,870)	(786,283)
Net Increase Resulting from Operations	1,501,718,397	1,231,654,864	1,843,841,423	535,777,198	335,152,933	478,932,495
Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(366,032,442)	(360,248,579)	(596,777,002)	(237,804,728)	(132,857,892)	(227,468,842)
Trust Class Shares	(84,560,288)	(76,005,438)	(121,950,257)	(1,038,735)	(866,374)	(618,809)
Liquidity Class Shares	(27,380,086)	(25,151,024)	(39,787,574)	(36,617,624)	(25,487,512)	(30,548,926)
Adviser Class Shares	(393,184,918)	(292,649,450)	(433,668,554)	(163,813,946)	(101,038,266)	(114,244,361)
Investor Class Shares	(35,326,206)	(27,066,667)	(49,746,465)	(1,851,196)	(1,742,105)	(3,298,457)
Market Class Shares	(139,699)	(75,710)	(31,016)	(11,112)	(6,508)	(4,301)
Daily Class Shares	(410,911,149)	(309,995,877)	(391,177,273)	(80,996)	(70,597)	(147,802)
Service Class Shares	—	—	—	—	—	(84,527)
Class A Shares	(7,134,677)	(4,849,905)	(8,630,269)	—	—	—
Class B Shares	(1,043,450)	(908,028)	(967,404)	(98,928)	(82,277)	(137,555)
Class C Shares	(110,649)	(77,868)	(44,106)	(18,537)	(9,479)	(11,269)
Class Z Shares	(18,166,596)	(15,187,235)	(11,871,475)	—	—	—
Institutional Class Shares	(157,992,837)	(124,213,479)	(196,935,027)	(72,774,245)	(56,430,152)	(88,453,076)
Marsico Shares	(262,600)	(221,858)	(356,638)	—	—	—
Retail A Shares	—	—	—	(2,524,345)	(2,125,486)	(1,703,667)
G-Trust Shares	—	—	—	(19,348,417)	(15,471,124)	(12,991,088)
Total Distributions Declared to Shareholders	(1,502,245,597)	(1,236,651,118)	(1,851,943,060)	(535,982,809)	(336,187,772)	(479,712,680)
Net Capital Share Transactions	(262,293,012)	1,384,523,882	11,955,057,279	5,704,360,551	1,449,660,600	4,325,112,319
Net Increase (Decrease) in Net Assets	(262,820,212)	1,379,527,628	11,946,955,642	5,704,154,940	1,448,625,761	4,324,332,134
Net Assets
Beginning of period	63,896,395,122	62,516,867,494	50,569,911,852	17,179,524,467	15,730,898,706	11,406,566,572
End of period	63,633,574,910	63,896,395,122	62,516,867,494	22,883,679,407	17,179,524,467	15,730,898,706
Undistributed (overdistributed) net investment income at end of period	307,881	307,881	307,878	149,231	149,231	149,200

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were renamed Class A, B and C Shares, respectively.

(c) Class Z Shares of the Fund commenced operations on November 18, 2005.

(d) Retail A Shares of the Fund commenced operations on November 21, 2005.

(e) G-Trust Shares of the Fund commenced operations on November 21, 2005.

(f) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(g) Service Class Shares were fully redeemed on March 15, 2006.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Treasury Reserves			Columbia Government Reserves
	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006(b)(f)($)	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006 (b)(d)(e)(f)($)
Operations
Net investment income	362,610,708	263,062,285	385,544,168	135,368,074	102,438,479	154,906,154
Net realized gain (loss) on investments	416	(279,403)	(462,549)	(967)	(661,682)	(185,367)
Net Increase Resulting from Operations	362,611,124	262,782,882	385,081,619	135,367,107	101,776,797	154,720,787
Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(64,472,344)	(47,685,917)	(68,306,683)	(37,491,905)	(30,024,319)	(53,579,693)
Trust Class Shares	(16,253,792)	(13,333,947)	(20,850,832)	(6,300,242)	(6,721,246)	(10,543,186)
Liquidity Class Shares	(11,090,970)	(8,970,933)	(17,300,323)	(23,949,846)	(13,979,225)	(23,669,088)
Adviser Class Shares	(203,594,101)	(141,219,130)	(213,076,872)	(27,200,931)	(22,622,371)	(29,021,567)
Investor Class Shares	(4,949,998)	(3,725,356)	(8,941,254)	(10,101,006)	(8,090,368)	(11,700,236)
Market Class Shares	(306)	(204)	(156)	(606)	(504)	(489)
Daily Class Shares	(15,582,694)	(11,988,708)	(12,541,147)	(12,680,392)	(10,106,979)	(13,744,927)
Service Class Shares	—	—	—	—	—	—
Class A Shares	(13,197,647)	(11,592,106)	(19,819,695)	(499,407)	(388,505)	(708,958)
Class B Shares	(6,355)	(4,385)	(5,570)	(5,070)	(4,428)	(13,284)
Class C Shares	—	—	—	—	—	—
Class Z Shares	—	—	—	—	—	—
Institutional Class Shares	(33,462,500)	(24,541,599)	(24,702,023)	(9,116,990)	(4,128,216)	(7,164,733)
Marsico Shares	—	—	—	—	—	—
Retail A Shares	—	—	—	(1,506,292)	(1,295,915)	(1,029,036)
G-Trust Shares	—	—	—	(6,515,387)	(5,076,567)	(3,720,987)
Total Distributions Declared to Shareholders	(362,610,707)	(263,062,285)	(385,544,555)	(135,368,074)	(102,438,643)	(154,896,184)
Net Capital Share Transactions	1,778,430,960	258,194,239	4,530,445,325	578,330,079	558,464,157	1,300,484,684
Net Increase (Decrease) in Net Assets	1,778,431,377	257,914,836	4,529,982,389	578,329,112	557,802,311	1,300,309,287
Net Assets
Beginning of period	13,732,665,556	13,474,750,720	8,944,768,331	5,439,342,705	4,881,540,394	3,581,231,107
End of period	15,511,096,933	13,732,665,556	13,474,750,720	6,017,671,817	5,439,342,705	4,881,540,394
Undistributed (overdistributed) net investment income at end of period	(155,378)	(155,379)	(155,379)	261,683	261,683	261,847

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Money Market Funds (continued)

Increase (Decrease) in Net Assets	Columbia Municipal Reserves			Columbia Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006(b)(c)(d)($)	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006(b)(e)(f)($)
Operations
Net investment income	130,381,049	109,313,591	156,794,388	78,702,984	70,759,357	92,275,163
Net realized gain (loss) on investments	47,322	96,268	(2,404)	70,154	59,479	(56,994)
Net Increase Resulting from Operations	130,428,371	109,409,859	156,791,984	78,773,138	70,818,836	92,218,169
Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(68,373,707)	(60,558,882)	(87,281,872)	(16,367,032)	(21,397,159)	(22,262,614)
Trust Class Shares	(8,999,082)	(7,465,692)	(11,545,451)	(43,014,551)	(34,839,825)	(55,061,270)
Liquidity Class Shares	(5,554,980)	(4,490,401)	(7,806,797)	(1,497,656)	(196,049)	(196,208)
Adviser Class Shares	(12,073,508)	(7,378,999)	(11,502,677)	(819,947)	(461,813)	(565,774)
Investor Class Shares	(1,035,626)	(890,695)	(1,591,248)	(394,608)	(82,954)	(246,295)
Market Class Shares	(354)	(150)	(106)	—	—	—
Daily Class Shares	(20,735,892)	(16,558,745)	(19,467,323)	(371,000)	(337,230)	(591,625)
Class A Shares	—	—	—	—	(287,061)	(546,379)
Class B Shares	(1,060)	(876)	(1,299)	(249,878)	—	—
Class C Shares	—	—	—	—	—	—
Class Z Shares	(848,931)	(762,493)	(574,243)	—	—	—
Institutional Class Shares	(12,757,912)	(11,206,676)	(17,149,988)	(3,504,542)	(2,638,724)	(3,818,326)
Retail A Shares	—	—	—	(297,489)	(262,444)	(197,042)
G-Trust Shares	—	—	—	(12,186,281)	(10,256,099)	(8,788,278)
Total Distributions Declared to Shareholders	(130,381,052)	(109,313,609)	(156,921,004)	(78,702,984)	(70,759,358)	(92,273,811)
Net Capital Share Transactions	(921,295,554)	2,171,380,587	856,166,241	(932,674,706)	1,045,665,618	1,201,308,926
Net Increase (Decrease) in Net Assets	(921,248,235)	2,171,476,837	856,037,221	(932,604,552)	1,045,725,096	1,201,253,284
Net Assets
Beginning of period	9,140,884,952	6,969,408,115	6,113,370,894	5,530,094,082	4,484,368,986	3,283,115,702
End of period	8,219,636,717	9,140,884,952	6,969,408,115	4,597,489,530	5,530,094,082	4,484,368,986
Undistributed net investment income at end of period	79,549	79,552	79,570	21,612	21,612	19,137

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were renamed Class A, B and C Shares, respectively.

(c) Class Z Shares of the Fund commenced operations on November 18, 2005.

(d) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(e) Retail A Shares of the Fund commenced operations on November 21, 2005.

(f) G-Trust Shares of the Fund commenced operations on November 21, 2005.

(g) Market Class Shares commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia California Tax-Exempt Reserves			Columbia New York Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006(b)(g)($)	(Unaudited) Six Months Ended February 28, 2007($)	Period April 1 through August 31, 2006(a)($)	Year Ended March 31, 2006(e)(f)($)
Operations
Net investment income	55,926,672	44,450,230	63,909,198	5,275,290	3,852,879	4,489,950
Net realized gain (loss) on investments	112,240	4,090	(23,846)	4,334	(5,216)	721
Net Increase Resulting from Operations	56,038,912	44,454,320	63,885,352	5,279,624	3,847,663	4,490,671
Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(6,581,333)	(5,929,685)	(8,898,452)	(693,043)	(392,480)	(417,950)
Trust Class Shares	(8,958,573)	(6,548,542)	(10,510,745)	(563,239)	(493,203)	(368,698)
Liquidity Class Shares	(530,776)	(385,297)	(588,121)	—	—	—
Adviser Class Shares	(6,256,518)	(4,135,513)	(11,193,188)	(130,030)	(44,993)	(33,721)
Investor Class Shares	(3,352,532)	(2,901,957)	(5,899,030)	—	—	—
Market Class Shares	(140)	(115)	(107)	(570,665)	(427,123)	(807,847)
Daily Class Shares	(18,162,648)	(15,345,670)	(19,552,755)	(93)	—	—
Class A Shares	—	—	—	—	—	—
Class B Shares	(75)	(61)	(92)	—	—	—
Class C Shares	—	—	—	—	—	—
Class Z Shares	—	—	—	—	—	—
Institutional Class Shares	(12,084,077)	(9,203,392)	(7,272,168)	(3,033,404)	(2,228,995)	(2,622,603)
Retail A Shares	—	—	—	(1,198)	(1,065)	(32,832)
G-Trust Shares	—	—	—	(283,618)	(265,021)	(206,268)
Total Distributions Declared to Shareholders	(55,926,672)	(44,450,232)	(63,914,658)	(5,275,290)	(3,852,880)	(4,489,919)
Net Capital Share Transactions	50,212,593	277,786,685	1,316,476,500	46,303,256	(20,679,031)	210,310,423
Net Increase (Decrease) in Net Assets	50,324,833	277,790,773	1,316,447,194	46,307,590	(20,684,248)	210,311,175
Net Assets
Beginning of period	3,719,732,005	3,441,941,232	2,125,494,038	290,675,851	311,360,099	101,048,924
End of period	3,770,056,838	3,719,732,005	3,441,941,232	336,983,441	290,675,851	311,360,099
Undistributed net investment income at end of period	108,958	108,958	108,960	11,318	11,318	10,793

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds

	Columbia Cash Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	41,321,860,510	41,321,860,510	46,774,167,093	46,774,167,092	100,943,021,867	100,943,021,575
Distributions reinvested	219,503,369	219,503,369	213,484,218	213,484,218	371,709,079	371,709,079
Redemptions	(44,927,988,285)	(44,927,988,285)	(47,962,127,124)	(47,962,127,124)	(101,713,829,809)	(101,713,829,809)
Net increase (decrease)	(3,386,624,406)	(3,386,624,406)	(974,475,813)	(974,475,814)	(399,098,863)	(399,099,155)
Trust Class Shares
Subscriptions	1,733,908,180	1,733,908,180	1,589,370,938	1,589,370,938	4,658,664,753	4,658,664,753
Distributions reinvested	1,701,394	1,701,394	1,543,729	1,543,729	2,278,762	2,278,762
Redemptions	(3,220,540,080)	(3,220,540,080)	(1,403,794,578)	(1,403,794,578)	(4,406,075,714)	(4,406,075,714)
Net increase (decrease)	(1,484,930,506)	(1,484,930,506)	187,120,089	187,120,089	254,867,801	254,867,801
Liquidity Class Shares
Subscriptions	2,913,615,304	2,913,615,304	2,626,562,835	2,626,562,835	4,938,713,854	4,938,713,854
Distributions reinvested	23,353,878	23,353,879	22,269,908	22,269,908	37,106,696	37,106,696
Redemptions	(3,194,305,013)	(3,194,305,013)	(2,440,680,565)	(2,440,680,565)	(5,140,053,304)	(5,140,053,304)
Net increase (decrease)	(257,335,831)	(257,335,830)	208,152,178	208,152,178	(164,232,754)	(164,232,754)
Adviser Class Shares
Subscriptions	22,748,625,618	22,748,625,618	19,756,957,523	19,756,957,523	40,719,708,692	40,719,708,692
Distributions reinvested	84,717,304	84,717,304	66,644,231	66,644,231	94,586,230	94,586,230
Redemptions	(21,654,973,507)	(21,654,973,507)	(18,222,812,305)	(18,222,812,304)	(37,681,248,527)	(37,681,248,527)
Net increase	1,178,369,415	1,178,369,415	1,600,789,449	1,600,789,450	3,133,046,395	3,133,046,395
Investor Class Shares
Subscriptions	1,751,498,157	1,751,498,157	1,318,869,984	1,318,869,984	4,097,421,500	4,097,421,500
Distributions reinvested	30,431,384	30,431,384	22,918,905	22,918,905	43,278,334	43,278,334
Redemptions	(1,761,524,966)	(1,761,524,966)	(1,594,262,086)	(1,594,262,086)	(4,295,373,222)	(4,295,373,222)
Net increase (decrease)	20,404,575	20,404,575	(252,473,197)	(252,473,197)	(154,673,388)	(154,673,388)
Market Class Shares
Subscriptions	3,468,431	3,468,432	2,762,878	2,762,878	3,367,520	3,367,520
Distributions reinvested	128,052	128,052	69,054	69,054	29,487	29,487
Redemptions	(1,669,167)	(1,669,167)	(723,842)	(723,842)	(420,675)	(420,675)
Net increase	1,927,316	1,927,317	2,108,090	2,108,090	2,976,332	2,976,332
Daily Class Shares
Subscriptions	5,004,798,820	5,004,798,820	3,774,185,871	3,774,185,871	11,197,073,069	11,197,073,069
Distributions reinvested	410,905,815	410,905,815	310,083,848	310,083,848	391,173,007	391,173,007
Redemptions	(3,740,867,526)	(3,740,867,526)	(3,617,119,213)	(3,617,119,214)	(4,209,855,697)	(4,209,855,697)
Net increase (decrease)	1,674,837,109	1,674,837,109	467,150,506	467,150,505	7,378,390,379	7,378,390,379
Service Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

	Columbia Money Market Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(d)(e)(f)(g)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	39,095,043,700	39,095,043,700	17,250,266,376	17,250,266,376	50,333,803,075	50,333,803,075
Distributions reinvested	146,033,173	146,033,173	85,896,663	85,896,663	139,728,425	139,728,425
Redemptions	(36,822,874,665)	(36,822,874,665)	(17,112,254,211)	(17,112,254,211)	(51,219,712,470)	(51,219,712,470)
Net increase (decrease)	2,418,202,208	2,418,202,208	223,908,828	223,908,828	(746,180,970)	(746,180,970)
Trust Class Shares
Subscriptions	193,450,075	193,450,075	154,565,691	154,565,691	287,793,581	287,793,581
Distributions reinvested	30,799	30,799	29,953	29,953	39,804	39,804
Redemptions	(180,953,915)	(180,953,915)	(149,832,424)	(149,832,424)	(283,440,713)	(283,440,713)
Net increase (decrease)	12,526,959	12,526,959	4,763,220	4,763,220	4,392,672	4,392,672
Liquidity Class Shares
Subscriptions	5,267,746,902	5,267,746,902	2,046,215,541	2,046,215,541	5,046,191,500	5,046,191,500
Distributions reinvested	29,799,207	29,799,207	21,442,945	21,442,945	27,843,478	27,843,478
Redemptions	(5,002,088,243)	(5,002,088,243)	(2,028,080,107)	(2,028,080,107)	(4,351,333,518)	(4,351,333,518)
Net increase (decrease)	295,457,866	295,457,866	39,578,379	39,578,379	722,701,460	722,701,460
Adviser Class Shares
Subscriptions	8,770,237,400	8,770,237,400	5,674,102,535	5,674,102,535	11,702,168,245	11,702,168,245
Distributions reinvested	16,410,319	16,410,319	8,651,155	8,651,155	11,923,858	11,923,858
Redemptions	(7,101,613,255)	(7,101,613,255)	(4,746,066,807)	(4,746,066,807)	(8,724,598,854)	(8,724,598,854)
Net increase	1,685,034,464	1,685,034,464	936,686,883	936,686,883	2,989,493,249	2,989,493,249
Investor Class Shares
Subscriptions	5,205,179	5,205,179	29,649,977	29,649,977	131,381,332	131,381,332
Distributions reinvested	13,531	13,531	131,550	131,550	452,400	452,400
Redemptions	(7,347,351)	(7,347,351)	(56,860,152)	(56,860,152)	(110,587,420)	(110,587,420)
Net increase (decrease)	(2,128,641)	(2,128,641)	(27,078,625)	(27,078,625)	21,246,312	21,246,312
Market Class Shares
Subscriptions	693,481	693,481	148,562	148,562	324,608	324,608
Distributions reinvested	9,917	9,917	5,989	5,989	3,681	3,681
Redemptions	(138,007)	(138,007)	(105,375)	(105,375)	(10,103)	(10,103)
Net increase	565,391	565,391	49,176	49,176	318,186	318,186
Daily Class Shares
Subscriptions	2,674,155	2,674,155	1,850,495	1,850,495	20,582,290	20,582,290
Distributions reinvested	80,997	80,997	69,911	69,911	135,772	135,772
Redemptions	(2,556,797)	(2,556,797)	(2,179,159)	(2,179,159)	(20,510,745)	(20,510,745)
Net increase (decrease)	198,355	198,355	(258,753)	(258,753)	207,317	207,317
Service Class Shares
Subscriptions	—	—	—	—	20,693,419	20,693,419
Distributions reinvested	—	—	—	—	71,768	71,768
Redemptions	—	—	—	—	(22,528,058)	(22,528,058)
Net decrease	—	—	—	—	(1,762,871)	(1,762,871)

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Cash Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	277,975,783	277,975,783	175,056,771	175,056,771	318,181,313	318,181,313
Distributions reinvested	7,062,612	7,062,612	4,799,264	4,799,264	8,581,846	8,581,846
Redemptions	(288,793,801)	(288,793,801)	(115,405,321)	(115,405,320)	(331,793,181)	(331,793,181)
Net increase (decrease)	(3,755,406)	(3,755,406)	64,450,714	64,450,715	(5,030,022)	(5,030,022)
Class B Shares
Subscriptions	6,825,832	6,825,832	15,059,564	15,059,564	11,891,442	11,891,442
Proceeds received in connection with merger	—	—	—	—	48,772,764	48,716,804
Distributions reinvested	918,148	918,148	804,151	804,151	855,334	855,334
Redemptions	(17,842,568)	(17,842,574)	(16,194,550)	(16,194,554)	(26,290,660)	(26,290,660)
Net increase (decrease)	(10,098,588)	(10,098,594)	(330,835)	(330,839)	35,228,880	35,172,920
Class C Shares
Subscriptions	3,985,484	3,985,484	6,646,564	6,646,564	4,324,280	4,324,280
Distributions reinvested	92,697	92,697	65,755	65,755	35,850	35,850
Redemptions	(4,801,009)	(4,801,009)	(3,874,136)	(3,874,136)	(2,988,359)	(2,988,359)
Net increase (decrease)	(722,828)	(722,828)	2,838,183	2,838,183	1,371,771	1,371,771
Class Z Shares
Subscriptions	147,726,776	147,726,776	124,559,681	124,559,681	117,515,462	117,515,462
Proceeds received in connection with merger	—	—	—	—	834,964,976	834,267,422
Distributions reinvested	17,495,519	17,495,519	14,653,375	14,653,375	11,526,581	11,526,581
Redemptions	(197,120,035)	(197,120,035)	(163,045,036)	(163,045,037)	(209,834,950)	(209,834,950)
Net increase (decrease)	(31,897,740)	(31,897,740)	(23,831,980)	(23,831,981)	754,172,069	753,474,515
Institutional Class Shares
Subscriptions	11,286,711,255	11,286,711,255	7,296,059,406	7,296,059,406	17,371,616,757	17,371,616,757
Distributions reinvested	144,247,457	144,247,457	116,518,821	116,518,821	182,432,067	182,432,067
Redemptions	(9,393,118,925)	(9,393,118,925)	(7,310,400,612)	(7,310,400,612)	(16,434,637,126)	(16,434,637,126)
Net increase	2,037,839,787	2,037,839,787	102,177,615	102,177,615	1,119,411,698	1,119,411,698
Marisco Shares
Subscriptions	3,233,286	3,233,286	4,928,270	4,928,270	6,683,370	6,683,370
Distributions reinvested	262,597	262,597	221,857	221,857	356,606	356,606
Redemptions	(3,801,788)	(3,801,788)	(4,301,239)	(4,301,239)	(7,659,189)	(7,659,189)
Net increase (decrease)	(305,905)	(305,905)	848,888	848,888	(619,213)	(619,213)
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

	Columbia Money Market Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(d)(e)(f)(g)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Class B Shares
Subscriptions	1,047,615	1,047,615	2,370,340	2,370,340	1,668,380	1,668,380
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	88,924	88,923	72,056	72,056	124,012	124,012
Redemptions	(1,590,781)	(1,590,781)	(1,941,363)	(1,941,363)	(3,637,272)	(3,637,272)
Net increase (decrease)	(454,242)	(454,243)	501,033	501,033	(1,844,880)	(1,844,880)
Class C Shares
Subscriptions	249,286	249,286	1,013,291	1,013,291	399,347	399,347
Distributions reinvested	18,401	18,401	9,171	9,171	9,988	9,988
Redemptions	(306,434)	(306,434)	(232,651)	(232,651)	(1,269,918)	(1,269,918)
Net increase (decrease)	(38,747)	(38,747)	789,811	789,811	(860,583)	(860,583)
Class Z Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Institutional Class Shares
Subscriptions	5,676,103,970	5,676,103,970	4,124,336,490	4,124,336,490	11,519,555,241	11,519,555,241
Distributions reinvested	71,487,459	71,487,459	54,778,399	54,778,399	85,026,360	85,026,360
Redemptions	(4,425,690,191)	(4,425,690,191)	(3,849,089,726)	(3,849,089,726)	(11,158,568,454)	(11,158,568,454)
Net increase	1,321,901,238	1,321,901,238	330,025,163	330,025,163	446,013,147	446,013,147
Marisco Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Retail A Shares
Subscriptions	15,199,029	15,199,029	11,343,417	11,343,417	17,049,565	17,049,565
Proceeds received in connection with merger	—	—	—	—	123,321,710	123,352,489
Distributions reinvested	2,467,727	2,467,727	2,071,045	2,071,045	1,898,318	1,898,318
Redemptions	(21,821,478)	(21,821,478)	(22,460,633)	(22,460,633)	(31,470,121)	(31,470,121)
Net increase (decrease)	(4,154,722)	(4,154,722)	(9,046,171)	(9,046,171)	110,799,472	110,830,251

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

Columbia Cash Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were renamed Class A, B and C Shares, respectively.

(c) Class Z Shares of the Fund commenced operations on November 18, 2005.

(d) Retail A Shares of the Fund commenced operations on November 21, 2005.

(e) G-Trust Shares of the Fund commenced operations on November 21, 2005.

(f) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(g) Service Class Shares were fully redeemed on March 15, 2006.

See Accompanying Notes to Financial Statements.

	Columbia Money Market Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
G-Trust Shares
Subscriptions	550,762,171	550,762,171	302,077,835	302,077,835	328,690,084	328,690,084
Proceeds received in connection with merger	—	—	—	—	920,660,792	920,431,879
Distributions reinvested	779,636	779,636	611,975	611,975	578,701	578,701
Redemptions	(574,291,384)	(574,291,384)	(352,948,154)	(352,948,154)	(469,141,635)	(469,141,635)
Net increase (decrease)	(22,749,577)	(22,749,577)	(50,258,344)	(50,258,344)	780,787,942	780,559,029

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Treasury Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	9,037,300,217	9,037,300,217	6,984,846,440	6,984,846,440	16,236,488,943	16,236,488,943
Proceeds received in connection with merger	—	—	—	—	644,062,778	643,816,933
Distributions reinvested	45,009,015	45,009,015	35,671,845	35,671,845	52,755,361	52,755,361
Redemptions	(8,177,774,983)	(8,177,774,983)	(7,049,619,383)	(7,049,619,383)	(16,219,426,119)	(16,219,426,119)
Net increase (decrease)	904,534,249	904,534,249	(29,101,098)	(29,101,098)	713,880,963	713,635,118
Trust Class Shares
Subscriptions	484,427,219	484,427,219	460,698,435	460,698,435	816,221,625	816,221,625
Proceeds received in connection with merger	—	—	—	—	10,185,442	10,181,665
Distributions reinvested	96,530	96,530	76,354	76,354	109,595	109,595
Redemptions	(659,951,043)	(659,951,043)	(366,417,661)	(366,417,661)	(823,880,652)	(823,880,652)
Net increase (decrease)	(175,427,294)	(175,427,294)	94,357,128	94,357,128	2,636,010	2,632,233
Liquidity Class Shares
Subscriptions	1,833,860,756	1,833,860,756	613,573,249	613,573,249	5,072,135,084	5,072,135,084
Distributions reinvested	9,391,362	9,391,362	7,656,064	7,656,064	15,539,377	15,539,377
Redemptions	(1,905,074,048)	(1,905,074,048)	(586,951,773)	(586,951,773)	(5,072,207,336)	(5,072,207,336)
Net increase (decrease)	(61,821,930)	(61,821,930)	34,277,540	34,277,540	15,467,125	15,467,125
Adviser Class Shares
Subscriptions	14,563,928,234	14,563,928,234	9,249,555,148	9,249,555,148	25,199,998,376	25,199,998,376
Proceeds received in connection with merger	—	—	—	—	36,064,928	36,051,009
Distributions reinvested	22,443,338	22,443,338	15,003,778	15,003,778	20,919,641	20,919,641
Redemptions	(13,408,413,456)	(13,408,413,456)	(9,156,808,064)	(9,156,808,064)	(22,447,288,762)	(22,447,288,762)
Net increase	1,177,958,116	1,177,958,116	107,750,862	107,750,862	2,809,694,183	2,809,680,264
Investor Class Shares
Subscriptions	570,231,947	570,231,947	416,788,772	416,788,772	1,419,676,428	1,419,676,428
Distributions reinvested	3,445,407	3,445,407	2,334,865	2,334,865	5,518,041	5,518,041
Redemptions	(531,828,461)	(531,828,461)	(470,045,045)	(470,045,045)	(1,562,579,721)	(1,562,579,721)
Net increase (decrease)	41,848,893	41,848,893	(50,921,408)	(50,921,408)	(137,385,252)	(137,385,252)
Market Class Shares
Subscriptions	3,500	3,500	1,035	1,035	10,000	10,000
Distributions reinvested	307	307	204	204	156	156
Redemptions	—	—	—	—	—	—
Net increase (decrease)	3,807	3,807	1,239	1,239	10,156	10,156
Daily Class Shares
Subscriptions	786,715,671	786,715,671	1,153,041,288	1,153,041,288	1,290,425,489	1,290,425,489
Distributions reinvested	15,579,977	15,579,977	11,988,657	11,988,657	12,539,678	12,539,678
Redemptions	(739,342,992)	(739,342,992)	(1,226,515,981)	(1,226,515,981)	(848,932,282)	(848,932,282)
Net increase (decrease)	62,952,656	62,952,656	(61,486,036)	(61,486,036)	454,032,885	454,032,885

See Accompanying Notes to Financial Statements.

	Columbia Government Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	2,736,471,473	2,736,471,473	3,007,939,382	3,007,939,382	9,425,391,779	9,425,391,779
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	32,710,702	32,710,702	27,509,480	27,509,480	46,850,468	46,850,468
Redemptions	(3,032,679,104)	(3,032,679,104)	(2,670,783,910)	(2,670,783,910)	(9,297,496,644)	(9,297,496,644)
Net increase (decrease)	(263,496,929)	(263,496,929)	364,664,952	364,664,952	174,745,603	174,745,603
Trust Class Shares
Subscriptions	491,102,350	491,102,350	300,339,722	300,339,722	1,786,466,168	1,786,466,168
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	25,018	25,018	13,952	13,952	36,199	36,199
Redemptions	(539,886,828)	(539,886,828)	(386,772,478)	(386,772,478)	(1,649,563,621)	(1,649,563,621)
Net increase (decrease)	(48,759,460)	(48,759,460)	(86,418,804)	(86,418,804)	136,938,746	136,938,746
Liquidity Class Shares
Subscriptions	2,395,306,359	2,395,306,359	887,805,113	887,805,113	1,772,124,646	1,772,124,646
Distributions reinvested	13,098,134	13,098,134	11,106,276	11,106,276	21,599,326	21,599,326
Redemptions	(2,203,146,001)	(2,203,146,001)	(695,535,767)	(695,535,767)	(1,517,157,581)	(1,517,157,581)
Net increase (decrease)	205,258,492	205,258,492	203,375,622	203,375,622	276,566,391	276,566,391
Adviser Class Shares
Subscriptions	1,525,456,254	1,525,456,254	1,805,104,238	1,805,104,238	2,302,517,393	2,302,517,393
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	7,307,374	7,307,374	6,636,358	6,636,358	11,500,129	11,500,129
Redemptions	(1,434,587,263)	(1,434,587,263)	(1,718,800,337)	(1,718,800,337)	(2,091,321,567)	(2,091,321,567)
Net increase	98,176,365	98,176,365	92,940,259	92,940,259	222,695,955	222,695,955
Investor Class Shares
Subscriptions	1,036,223,130	1,036,223,130	2,305,298,486	2,305,298,486	1,806,474,568	1,806,474,568
Distributions reinvested	9,224,036	9,224,036	7,316,418	7,316,418	10,511,921	10,511,921
Redemptions	(903,576,141)	(903,576,141)	(2,302,953,315)	(2,302,953,315)	(1,913,789,345)	(1,913,789,345)
Net increase (decrease)	141,871,025	141,871,025	9,661,589	9,661,589	(96,802,856)	(96,802,856)
Market Class Shares
Subscriptions	—	—	—	—	32,483	32,483
Distributions reinvested	606	606	491	492	492	492
Redemptions	(960)	(960)	(6,711)	(6,711)	—	—
Net increase (decrease)	(354)	(354)	(6,220)	(6,219)	32,975	32,975
Daily Class Shares
Subscriptions	429,674,233	429,674,233	430,333,924	430,333,924	1,274,404,620	1,274,404,620
Distributions reinvested	12,680,376	12,680,376	10,103,596	10,103,595	13,743,771	13,743,771
Redemptions	(344,413,092)	(344,413,092)	(491,698,850)	(491,698,850)	(1,000,608,408)	(1,000,608,408)
Net increase (decrease)	97,941,517	97,941,517	(51,261,330)	(51,261,331)	287,539,983	287,539,983

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Treasury Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	1,179,237,254	1,179,237,254	1,194,255,852	1,194,255,852	3,477,891,924	3,477,891,924
Distributions reinvested	2,199,987	2,199,987	221,464	221,464	485,513	485,513
Redemptions	(1,210,695,257)	(1,210,695,257)	(1,308,234,968)	(1,308,234,968)	(3,403,420,348)	(3,403,420,348)
Net increase (decrease)	(29,258,016)	(29,258,016)	(113,757,652)	(113,757,652)	74,957,089	74,957,089
Class B Shares
Subscriptions	19,802	19,802	181,039	181,039	69,056	69,056
Distributions reinvested	6,349	6,349	4,210	4,210	5,353	5,353
Redemptions	(12,129)	(12,129)	(139,909)	(139,909)	(45,463)	(45,463)
Net increase (decrease)	14,022	14,022	45,340	45,340	28,946	28,946
Institutional Class Shares
Subscriptions	3,835,927,551	3,835,927,551	2,303,999,368	2,303,999,368	3,918,280,949	3,918,280,949
Distributions reinvested	28,603,110	28,603,110	22,958,156	22,958,156	22,155,981	22,155,981
Redemptions	(4,006,904,204)	(4,006,904,204)	(2,049,929,200)	(2,049,929,200)	(3,343,050,169)	(3,343,050,169)
Net increase (decrease)	(142,373,543)	(142,373,543)	277,028,324	277,028,324	597,386,761	597,386,761
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A and B Shares were renamed Class A and B Shares, respectively.

(c) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(d) Retail A Shares of the Fund commenced operations on November 21, 2005.

(e) G-Trust Shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia Government Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	31,499,448	31,499,448	45,831,914	45,831,914	80,733,635	80,755,591
Distributions reinvested	448,248	448,248	362,932	362,931	678,192	678,192
Redemptions	(40,381,097)	(40,381,097)	(39,093,489)	(39,093,489)	(96,183,936)	(96,183,936)
Net increase (decrease)	(8,433,401)	(8,433,401)	7,101,357	7,101,356	(14,772,109)	(14,750,153)
Class B Shares
Subscriptions	18,731	18,731	194,581	194,581	158,201	158,201
Distributions reinvested	4,554	4,554	3,511	3,512	11,687	11,687
Redemptions	(89,333)	(89,333)	(133,614)	(133,614)	(638,245)	(638,245)
Net increase (decrease)	(66,048)	(66,048)	64,478	64,479	(468,357)	(468,357)
Institutional Class Shares
Subscriptions	1,225,827,203	1,225,827,203	998,032,976	998,032,976	2,348,853,355	2,348,853,355
Distributions reinvested	8,851,136	8,851,136	3,943,783	3,943,782	6,188,498	6,188,498
Redemptions	(842,327,365)	(842,327,365)	(994,705,456)	(994,705,456)	(2,355,250,919)	(2,355,250,919)
Net increase (decrease)	392,350,974	392,350,974	7,271,303	7,271,302	(209,066)	(209,066)
Retail A Shares
Subscriptions	5,178,082	5,178,082	5,184,407	5,184,407	6,446,429	6,442,002
Proceeds received in connection with merger	—	—	—	—	73,936,962	73,923,607
Distributions reinvested	1,476,369	1,476,369	1,268,294	1,268,294	1,151,768	1,151,768
Redemptions	(11,529,324)	(11,529,325)	(10,876,052)	(10,876,052)	(13,513,120)	(13,513,120)
Net increase (decrease)	(4,874,873)	(4,874,874)	(4,423,351)	(4,423,351)	68,022,039	68,004,257
G-Trust Shares
Subscriptions	266,040,462	266,040,462	248,632,574	248,632,574	242,841,347	242,834,407
Proceeds received in connection with merger	—	—	—	—	292,057,321	291,979,114
Distributions reinvested	136,956	136,956	99,841	99,842	80,904	80,904
Redemptions	(297,814,646)	(297,814,646)	(233,238,113)	(233,238,113)	(288,703,219)	(288,703,219)
Net increase (decrease)	(31,637,228)	(31,637,228)	15,494,302	15,494,303	246,276,353	246,191,206

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	17,539,857,258	17,539,857,258	14,496,330,817	14,496,330,817	22,451,133,966	22,451,134,141
Distributions reinvested	51,534,172	51,534,172	47,323,030	47,323,030	62,395,107	62,395,107
Redemptions	(19,040,132,456)	(19,040,132,456)	(12,836,450,544)	(12,836,450,544)	(22,313,789,769)	(22,313,789,769)
Net increase (decrease)	(1,448,741,026)	(1,448,741,026)	1,707,203,303	1,707,203,303	199,739,304	199,739,479
Trust Class Shares
Subscriptions	534,218,059	534,218,059	355,627,826	355,627,826	1,383,567,940	1,383,567,940
Distributions reinvested	69,887	69,887	95,198	95,198	273,403	273,403
Redemptions	(550,052,308)	(550,052,308)	(324,342,175)	(324,342,175)	(1,270,569,246)	(1,270,569,246)
Net increase (decrease)	(15,764,362)	(15,764,362)	31,380,849	31,380,849	113,272,097	113,272,097
Liquidity Class Shares
Subscriptions	896,023,205	896,023,205	716,858,274	716,858,274	2,232,378,675	2,232,378,675
Distributions reinvested	2,391,304	2,391,304	2,081,604	2,081,604	3,829,663	3,829,663
Redemptions	(935,110,288)	(935,110,288)	(695,179,314)	(695,179,314)	(2,266,382,676)	(2,266,382,676)
Net increase (decrease)	(36,695,779)	(36,695,779)	23,760,564	23,760,564	(30,174,338)	(30,174,338)
Adviser Class Shares
Subscriptions	2,557,054,776	2,557,054,776	1,052,452,404	1,052,452,404	2,344,084,974	2,344,084,974
Distributions reinvested	4,662,195	4,662,195	3,511,760	3,511,760	5,203,904	5,203,904
Redemptions	(2,163,329,809)	(2,163,329,809)	(922,255,522)	(922,255,522)	(2,295,964,399)	(2,295,964,399)
Net increase (decrease)	398,387,162	398,387,162	133,708,642	133,708,642	53,324,479	53,324,479
Investor Class Shares
Subscriptions	36,736,921	36,736,921	67,705,041	67,705,041	173,079,265	173,079,265
Distributions reinvested	1,029,340	1,029,340	889,107	889,107	1,575,322	1,575,322
Redemptions	(44,738,608)	(44,738,608)	(60,512,521)	(60,512,521)	(192,863,028)	(192,863,028)
Net increase (decrease)	(6,972,347)	(6,972,347)	8,081,627	8,081,627	(18,208,441)	(18,208,441)
Market Class Shares
Subscriptions	779	779	12,506	12,506	10,426	10,426
Distributions reinvested	354	354	150	150	106	106
Net increase	1,133	1,133	12,656	12,656	10,532	10,532
Daily Class Shares
Subscriptions	879,133,951	879,133,951	1,037,081,534	1,037,081,534	2,631,383,997	2,631,383,997
Distributions reinvested	20,735,889	20,735,889	16,558,744	16,558,744	19,469,702	19,469,702
Redemptions	(780,517,862)	(780,517,862)	(989,165,413)	(989,165,413)	(1,873,437,132)	(1,873,437,132)
Net increase (decrease)	119,351,978	119,351,978	64,474,865	64,474,865	777,416,567	777,416,567

See Accompanying Notes to Financial Statements.

	Columbia Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(e)(f)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	2,636,130,247	2,636,130,246	4,267,042,448	4,267,042,448	5,708,224,499	5,708,224,499
Distributions reinvested	9,363,811	9,363,811	14,758,388	14,758,388	15,322,493	15,322,493
Redemptions	(3,438,708,831)	(3,438,708,831)	(3,568,882,408)	(3,568,882,408)	(5,797,357,044)	(5,797,357,044)
Net increase (decrease)	(793,214,773)	(793,214,774)	712,918,428	712,918,428	(73,810,052)	(73,810,052)
Trust Class Shares
Subscriptions	1,377,444,599	1,377,444,599	1,139,465,051	1,139,465,052	3,651,307,587	3,651,307,587
Distributions reinvested	371,990	371,990	386,786	386,786	584,798	584,798
Redemptions	(1,452,915,763)	(1,452,915,763)	(931,091,672)	(931,091,672)	(3,229,056,822)	(3,229,056,822)
Net increase (decrease)	(75,099,174)	(75,099,174)	208,760,165	208,760,166	422,835,563	422,835,563
Liquidity Class Shares
Subscriptions	119,264,059	119,264,059	35,051,537	35,051,537	114,992,562	114,992,562
Distributions reinvested	1,485,075	1,485,075	193,989	193,989	189,856	189,856
Redemptions	(54,715,223)	(54,715,223)	(19,988,772)	(19,988,772)	(113,282,008)	(113,282,008)
Net increase (decrease)	66,033,911	66,033,911	15,256,754	15,256,754	1,900,410	1,900,410
Adviser Class Shares
Subscriptions	93,838,234	93,838,234	91,367,367	91,367,367	125,817,201	125,817,201
Distributions reinvested	773,461	773,461	448,745	448,745	557,634	557,634
Redemptions	(117,490,080)	(117,490,080)	(37,494,768)	(37,494,768)	(116,800,541)	(116,800,541)
Net increase (decrease)	(22,878,385)	(22,878,385)	54,321,344	54,321,344	9,574,294	9,574,294
Investor Class Shares
Subscriptions	37,077,970	37,077,970	4,359,817	4,359,817	22,168,166	22,168,166
Distributions reinvested	92,703	92,703	70,952	70,952	195,159	195,159
Redemptions	(38,753,109)	(38,753,109)	(4,610,603)	(4,621,603)	(26,076,180)	(26,076,180)
Net increase (decrease)	(1,582,436)	(1,582,436)	(179,834)	(190,834)	(3,712,855)	(3,712,855)
Market Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Net increase	—	—	—	—	—	—
Daily Class Shares
Subscriptions	57,051,098	57,051,098	26,593,862	26,593,862	68,368,168	68,368,168
Distributions reinvested	370,961	370,961	337,208	337,208	591,587	591,587
Redemptions	(58,164,545)	(58,164,545)	(28,969,809)	(28,969,809)	(76,529,290)	(76,529,290)
Net increase (decrease)	(742,486)	(742,486)	(2,038,739)	(2,038,739)	(7,569,535)	(7,569,535)

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—
Class B Shares
Subscriptions	71,390	71,216	45,221	45,393	375	375
Proceeds received in connection with merger	—	—	—	—	188,340	187,998
Distributions reinvested	1,066	1,066	713	713	979	979
Redemptions	(6,879)	(6,879)	(113,183)	(113,183)	(103,554)	(103,554)
Net increase (decrease)	65,577	65,403	(67,249)	(67,077)	86,140	85,798
Class Z Shares
Subscriptions	13,026,535	13,026,535	10,121,134	10,121,134	9,633,891	9,633,891
Proceeds received in connection with merger	—	—	—	—	55,932,806	55,825,972
Distributions reinvested	779,807	779,807	699,452	699,452	530,457	530,457
Redemptions	(17,866,109)	(17,866,109)	(13,374,122)	(13,374,122)	(11,832,320)	(11,832,320)
Net increase (decrease)	(4,059,767)	(4,059,767)	(2,553,536)	(2,553,536)	54,264,834	54,158,000
Institutional Class Shares
Subscriptions	2,932,404,972	2,932,404,972	2,709,727,125	2,709,727,125	2,870,121,907	2,870,121,907
Distributions reinvested	12,718,767	12,718,767	11,042,688	11,042,688	16,602,732	16,602,732
Redemptions	(2,871,991,688)	(2,871,991,688)	(2,515,391,119)	(2,515,391,119)	(3,180,182,571)	(3,180,182,571)
Net increase (decrease)	73,132,051	73,132,051	205,378,694	205,378,694	(293,457,932)	(293,457,932)
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were renamed Class A, B and C Shares, respectively.

(c) Class Z Shares of the Fund commenced operations on November 18, 2005.

(d) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(e) Retail A Shares of the Fund commenced operations on November 21, 2005.

(f) G-Trust Shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(e)(f)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	6,313,064	6,313,064	12,271,316	12,271,316	16,099,148	16,099,148
Distributions reinvested	249,124	249,124	286,882	286,882	546,185	546,185
Redemptions	(8,317,570)	(8,317,570)	(20,271,929)	(20,271,929)	(20,005,867)	(20,005,867)
Net decrease	(1,755,382)	(1,755,382)	(7,713,731)	(7,713,731)	(3,360,534)	(3,360,534)
Class B Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Class Z Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Institutional Class Shares
Subscriptions	357,160,078	357,160,078	538,236,995	538,236,995	1,413,828,247	1,413,828,247
Distributions reinvested	3,393,763	3,393,763	2,563,584	2,563,584	3,581,641	3,581,641
Redemptions	(402,902,903)	(402,902,903)	(394,546,437)	(394,546,437)	(1,383,611,255)	(1,383,611,255)
Net increase (decrease)	(42,349,062)	(42,349,062)	146,254,142	146,254,142	33,798,633	33,798,633
Retail A Shares
Subscriptions	1,994,137	1,994,137	1,993,862	1,993,862	2,028,620	2,028,620
Proceeds received in connection with merger	—	—	—	—	22,797,503	22,759,497
Distributions reinvested	289,431	289,431	255,230	255,230	219,952	219,952
Redemptions	(2,619,947)	(2,619,947)	(2,946,480)	(2,946,480)	(5,808,148)	(5,808,148)
Net increase (decrease)	(336,379)	(336,379)	(697,388)	(697,388)	19,237,927	19,199,921
G-Trust Shares
Subscriptions	307,547,097	307,547,097	347,010,137	347,010,137	301,963,311	301,963,311
Proceeds received in connection with merger	—	—	—	—	885,576,915	885,520,444
Distributions reinvested	889	889	759	759	625	625
Redemptions	(368,298,525)	(368,298,525)	(428,215,420)	(428,215,420)	(385,031,299)	(385,031,299)
Net increase (decrease)	(60,750,539)	(60,750,539)	(81,204,524)	(81,204,524)	802,509,552	802,453,081

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia California Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	856,034,049	856,034,049	697,646,638	697,646,638	1,587,640,715	1,587,640,715
Distributions reinvested	5,617,460	5,617,460	4,507,049	4,507,049	7,407,351	7,407,351
Redemptions	(887,242,972)	(887,242,972)	(624,503,549)	(624,503,549)	(1,269,348,842)	(1,269,348,842)
Net increase (decrease)	(25,591,463)	(25,591,463)	77,650,138	77,650,138	325,699,224	325,699,224
Trust Class Shares
Subscriptions	533,241,296	533,241,296	489,802,090	489,802,090	1,193,993,557	1,193,993,557
Distributions reinvested	297,065	297,065	282,038	282,038	427,874	427,874
Redemptions	(457,160,857)	(457,160,857)	(443,174,621)	(443,174,621)	(1,063,145,017)	(1,063,145,017)
Net increase	76,377,504	76,377,504	46,909,507	46,909,507	131,276,414	131,276,414
Liquidity Class Shares
Subscriptions	28,075,041	28,075,041	24,193,526	24,193,526	82,911,445	82,911,445
Distributions reinvested	530,776	530,776	385,248	385,248	547,937	547,937
Redemptions	(15,819,447)	(15,819,448)	(32,818,706)	(32,818,706)	(64,247,268)	(64,247,268)
Net increase (decrease)	12,786,370	12,786,369	(8,239,932)	(8,239,932)	19,212,114	19,212,114
Adviser Class Shares
Subscriptions	369,774,367	369,774,367	322,776,675	322,776,675	783,625,324	783,625,324
Distributions reinvested	6,256,445	6,256,445	4,131,003	4,131,003	11,192,485	11,192,485
Redemptions	(298,931,271)	(298,931,272)	(210,568,659)	(210,568,659)	(1,127,307,146)	(1,127,307,146)
Net increase (decrease)	77,099,541	77,099,540	116,339,019	116,339,019	(332,489,337)	(332,489,337)
Investor Class Shares
Subscriptions	285,923,897	285,923,897	243,902,688	243,902,688	960,188,582	960,188,582
Distributions reinvested	3,350,179	3,350,179	2,900,648	2,900,648	5,893,252	5,893,252
Redemptions	(275,644,753)	(275,644,753)	(267,150,659)	(267,150,659)	(984,465,009)	(984,465,009)
Net increase (decrease)	13,629,323	13,629,323	(20,347,323)	(20,347,323)	(18,383,175)	(18,383,175)
Market Class Shares
Subscriptions	—	—	—	—	10,000	10,000
Distributions reinvested	140	140	116	116	106	106
Redemptions	—	—	—	—	—	—
Net increase (decrease)	140	140	116	116	10,106	10,106
Daily Class Shares
Subscriptions	686,761,933	686,761,933	771,330,157	771,330,158	1,646,191,835	1,646,191,835
Distributions reinvested	18,162,646	18,162,646	15,345,670	15,345,670	19,552,897	19,552,897
Redemptions	(718,614,836)	(718,614,836)	(749,186,937)	(749,186,937)	(1,051,531,272)	(1,051,531,272)
Net increase (decrease)	(13,690,257)	(13,690,257)	37,488,890	37,488,891	614,213,460	614,213,460

See Accompanying Notes to Financial Statements.

	Columbia New York Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	77,418,379	77,418,379	71,451,527	71,451,527	128,827,751	128,826,858
Distributions reinvested	281,731	281,731	217,741	217,741	348,193	348,193
Redemptions	(94,547,096)	(94,547,097)	(51,908,982)	(51,908,982)	(107,223,214)	(107,223,214)
Net increase (decrease)	(16,846,986)	(16,846,987)	19,760,286	19,760,286	21,952,730	21,951,837
Trust Class Shares
Subscriptions	87,264,469	87,264,469	64,493,779	64,493,779	79,386,053	79,386,053
Distributions reinvested	7,705	7,704	7,049	7,049	688	688
Redemptions	(77,777,725)	(77,777,725)	(60,352,112)	(60,352,112)	(64,797,234)	(64,797,234)
Net increase	9,494,449	9,494,448	4,148,716	4,148,716	14,589,507	14,589,507
Liquidity Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Adviser Class Shares
Subscriptions	24,271,752	24,271,752	7,965,609	7,965,609	9,320,916	9,320,916
Distributions reinvested	113,982	113,982	44,343	44,343	33,141	33,141
Redemptions	(22,225,034)	(22,225,034)	(6,577,068)	(6,577,068)	(6,091,622)	(6,091,622)
Net increase (decrease)	2,160,700	2,160,700	1,432,884	1,432,884	3,262,435	3,262,435
Investor Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Market Class Shares
Subscriptions	94,868,886	94,868,886	48,592,577	48,592,577	202,604,151	202,604,151
Distributions reinvested	570,665	570,665	427,128	427,128	807,825	807,825
Redemptions	(97,617,800)	(97,617,800)	(40,924,673)	(40,924,673)	(185,155,670)	(185,155,670)
Net increase (decrease)	(2,178,249)	(2,178,249)	8,095,032	8,095,032	18,256,306	18,256,306
Daily Class Shares
Subscriptions	10,000	10,000	—	—	—	—
Distributions reinvested	93	93	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	10,093	10,093	—	—	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

Columbia California Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class B Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	75	75	61	61	88	88
Redemptions	—	—	—	—	—	—
Net increase	75	75	61	61	88	88
Institutional Class Shares
Subscriptions	912,471,138	912,471,138	751,239,528	751,239,528	1,716,776,122	1,716,776,122
Distributions reinvested	12,074,541	12,074,541	9,197,753	9,197,753	7,253,735	7,253,735
Redemptions	(1,014,944,318)	(1,014,944,317)	(732,451,073)	(732,451,073)	(1,147,092,251)	(1,147,092,251)
Net increase (decrease)	(90,398,639)	(90,398,638)	27,986,208	27,986,208	576,937,606	576,937,606
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor B and C Shares were renamed Class B and C Shares, respectively.

(c) Market Class Shares commenced operations on October 25, 2005.

(d) Retail A Shares of the Fund commenced operations on November 21, 2005.

(e) G-Trust Shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia New York Tax-Exempt Reserves
	(Unaudited) Six Months Ended February 28, 2007		Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class B Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase	—	—	—	—	—	—
Institutional Class Shares
Subscriptions	152,927,252	152,927,252	79,532,311	79,532,311	274,240,553	274,240,553
Distributions reinvested	3,033,404	3,033,404	2,228,992	2,228,992	2,621,114	2,621,114
Redemptions	(100,109,801)	(100,109,801)	(135,767,236)	(135,767,236)	(142,349,881)	(142,349,881)
Net increase (decrease)	55,850,855	55,850,855	(54,005,933)	(54,005,933)	134,511,786	134,511,786
Retail A Shares
Subscriptions	7,150	7,150	4,600	4,600	6,700	6,700
Proceeds received in connection with merger	—	—	—	—	4,984,141	4,984,141
Distributions reinvested	1,198	1,198	1,067	1,067	35,128	35,128
Redemptions	(18,482)	(18,482)	—	—	(4,951,960)	(4,951,960)
Net increase (decrease)	(10,134)	(10,134)	5,667	5,667	74,009	74,009
G-Trust Shares
Subscriptions	12,171,283	12,171,283	17,550,789	17,550,789	9,547,333	9,547,333
Proceeds received in connection with merger	—	—	—	—	20,156,183	20,152,015
Distributions reinvested	—	—	—	—	—	—
Redemptions	(14,348,753)	(14,348,753)	(17,666,472)	(17,666,472)	(12,034,805)	(12,034,805)
Net increase (decrease)	(2,177,470)	(2,177,470)	(115,683)	(115,683)	17,668,711	17,664,543

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves

	(Unaudited) Six Months February 28,		Period Ended August 31,		Ended Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0255		0.0206		0.0356	0.0158	0.0100	0.0161		0.0320
Less Distributions Declared to Shareholders:
From net investment income	(0.0255)		(0.0206)		(0.0356)	(0.0158)	(0.0100)	(0.0161)		(0.0320)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.58	%(c)	2.08	%(c)	3.62%	1.59%	1.01%	1.63%		3.25%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.20	%(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.20	%(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income (d)	5.15	%(e)	4.91	%(e)	3.58%	1.53%	1.01%	1.62%		2.92%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$13,522,180		$16,908,924		$17,884,676	$18,286,171	$24,767,958	$33,084,072		$39,231,604

Trust Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0250		0.0202		0.0346	0.0148	0.0090	0.0151		0.0310
Less Distributions Declared to Shareholders:
From net investment income	(0.0250)		(0.0202)		(0.0346)	(0.0148)	(0.0090)	(0.0151)		(0.0310)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.53	%(c)	2.04	%(c)	3.52%	1.49%	0.91%	1.53%		3.14%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)	0.30	%(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.30	%(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Net investment income (d)	5.05	%(e)	4.83	%(e)	3.48%	1.47%	0.91%	1.52%		2.82%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$2,412,906		$3,897,869		$3,711,063	$3,456,700	$4,080,552	$5,005,841		$2,686,258

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c) Not annualized.

(d) The benefits derived from custody credits had an impact of less than 0.01%.

(e) Annualized.

(f) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months February 28,		Period Ended August 31,		Ended Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0248		0.0200		0.0341	0.0143	0.0085	0.0146		0.0305
Less Distributions Declared to Shareholders:
From net investment income	(0.0248)		(0.0200)		(0.0341)	(0.0143)	(0.0085)	(0.0146)		(0.0305)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.51	%(c)	2.02	%(c)	3.46%	1.44%	0.86%	1.47%		3.09%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income (d)	5.00	%(e)	4.77	%(e)	3.40%	1.39%	0.86%	1.47%		2.77%
Waiver/reimbursement	0.17	%(e)	0.16	%(e)	0.17%	0.17%	0.64%	0.76%		0.77%
Net assets, end of period (000's)	$992,617		$1,249,962		$1,041,913	$1,206,319	$1,343,416	$1,572,140		$1,742,687

Adviser Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0243		0.0196		0.0331	0.0133	0.0075	0.0136		0.0295
Less Distributions Declared to Shareholders:
From net investment income	(0.0243)		(0.0196)		(0.0331)	(0.0133)	(0.0075)	(0.0136)		(0.0295)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.45	%(c)	1.97	%(c)	3.36%	1.34%	0.76%	1.37%		2.99%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Net investment income (d)	4.90	%(e)	4.68	%(e)	3.36%	1.33%	0.76%	1.37%		2.67%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$16,994,145		$15,815,912		$14,216,339	$11,085,234	$12,093,316	$6,834,801		$7,873,470

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months February 28,		Period Ended August 31,		Ended Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0238		0.0192		0.0321	0.0123	0.0065	0.0126		0.0285
Less Distributions Declared to Shareholders:
From net investment income	(0.0238)		(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0126)		(0.0285)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.40	%(c)	1.93	%(c)	3.26%	1.23%	0.66%	1.27%		2.89%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)	0.55	%(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.55	%(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income (d)	4.80	%(e)	4.57	%(e)	3.18%	1.18%	0.66%	1.27%		2.57%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$1,427,321		$1,406,932		$1,659,521	$1,814,403	$2,321,369	$3,621,418		$4,966,158

Market Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0233		0.0187		0.0311	0.0113	0.0055	0.0116		0.0275
Less Distributions Declared to Shareholders:
From net investment income	(0.0233)		(0.0187)		(0.0311)	(0.0113)	(0.0055)	(0.0116)		(0.0275)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.35	%(c)	1.89	%(c)	3.15%	1.13%	0.55%	1.17%		2.78%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)	0.65	%(e)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%		0.65%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.65	%(e)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%		0.65%
Net investment income (d)	4.70	%(e)	4.50	%(e)	3.75%	0.90%	0.56%	1.17%		2.47%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$7,024		$5,096		$2,989	$13	$32	$3,774,034		$3,844,641

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months February 28,		Period Ended August 31,		Ended Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0226		0.0181		0.0296	0.0098	0.0040	0.0102		0.0260
Less Distributions Declared to Shareholders:
From net investment income	(0.0226)		(0.0181)		(0.0296)	(0.0098)	(0.0040)	(0.0102)		(0.0260)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.28	%(c)	1.82	%(c)	3.00%	0.98%	0.40%	1.02%		2.63%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)	0.80	%(e)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.80	%(e)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Net investment income (d)	4.55	%(e)	4.32	%(e)	3.07%	1.00%	0.41%	1.02%		2.32%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$19,076,891		$17,402,205		$16,936,455	$9,560,013	$8,746,651	$11,635,944		$14,018,697

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months Ended February 28,					Period Ended August 31,	Year Ended March 31,	Period Ended March 31,
Class A Shares (a)	2007		2006 (b)		2006	2005	2004	2003 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0233		0.0187		0.0311	0.0113	0.0055	0.0117
Less Distributions Declared to Shareholders:
From net investment income	(0.0233)		(0.0187)		(0.0311)	(0.0113)	(0.0055)	(0.0117)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)	2.35	%(f)	1.89	%(f)	3.15%	1.13%	0.56%	1.18	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (g)	0.65	%(h)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Interest expense	—		—		—	—	—	—	%(i)
Total net expenses (g)	0.65	%(h)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Net investment income (g)	4.70	%(h)	4.49	%(h)	3.11%	1.10%	0.56%	1.17	%(h)
Waiver/reimbursement	0.07	%(h)	0.06	%(h)	0.07%	0.07%	0.06%	0.06	%(h)
Net assets, end of period (000's)	$312,101		$315,859		$251,431	$256,503	$285,257	$378,382

(a)  On August 22, 2005, the Fund's Investor A Shares were renamed Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Columbia Cash Reserves Class A Shares commenced operations on May 13, 2002.

(d)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Investor A Shares, which were reorganized into Nations Cash Reserves Investor A Shares on May 10, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months February 28,		Period Ended August 31,		Ended Year Ended March 31,
Class B Shares (a)	2007		2006(b)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0201		0.0160		0.0246	0.0060	0.0025	0.0053		0.0210
Less Distributions Declared to Shareholders:
From net investment income	(0.0201)		(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)		(0.0210)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	2.03	%(d)	1.61	%(d)	2.49%	0.60%	0.25%	0.54%		2.12%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.16%	0.97%	1.28%		1.30%
Interest expense	—		—		—	—	—	—	%(g)	—	%(g)
Total net expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.16%	0.97%	1.28%		1.30%
Net investment income (e)	4.06	%(f)	3.83	%(f)	2.73%	0.56%	0.24%	0.54%		1.82%
Waiver/reimbursement	0.07	%(f)	0.06	%(f)	0.07%	0.21%	0.39%	0.08%		0.07%
Net assets, end of period (000's)	$46,807		$56,906		$57,242	$22,076	$30,554	$54,493		$37,408

Class C Shares (a)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0201		0.0160		0.0246	0.0060	0.0025	0.0053		0.0210
Less Distributions Declared to Shareholders:
From net investment income	(0.0201)		(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)		(0.0210)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	2.03	%(d)	1.61	%(d)	2.49%	0.60%	0.25%	0.54%		2.12%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.18%	0.98%	1.28%		1.30%
Interest expense	—		—		—	—	—	—	%(g)	—	%(g)
Total net expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.18%	0.98%	1.28%		1.30%
Net investment income (e)	4.05	%(f)	3.87	%(f)	2.59%	0.55%	0.23%	0.54%		1.82%
Waiver/reimbursement	0.07	%(f)	0.06	%(f)	0.07%	0.19%	0.38%	0.08%		0.07%
Net assets, end of period (000's)	$5,029		$5,752		$2,915	$1,543	$1,508	$4,811		$1,357

(a)  On August 22, 2005, the Fund's Investor B and C Shares was renamed Class B and C Shares, respectively.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

Class Z Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0255	0.0206	0.0156
Less Distributions Declared to Shareholders:
From net investment income	(0.0255)	(0.0206)	(0.0156)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	2.58%	2.08%	1.57%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%	0.20%
Net investment income (e)(f)	5.16%	4.92%	4.29%
Waiver/reimbursement (f)	0.07%	0.06%	0.07%
Net assets, end of period (000's)	$697,601	$729,504	$753,395

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Cash Reserves Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0253		0.0205		0.0352	0.0154	0.0096	0.0158		0.0316
Less Distributions Declared to Shareholders:
From net investment income	(0.0253)		(0.0205)		(0.0352)	(0.0154)	(0.0096)	(0.0158)		(0.0316)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.56	%(c)	2.06	%(c)	3.58%	1.55%	0.97%	1.59%		3.21%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.24	%(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Interest expense	—		—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.24	%(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Net investment income (d)	5.11	%(e)	4.88	%(e)	3.55%	1.52%	0.97%	1.58%		2.88%
Waiver/reimbursement	0.07	%(e)	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets, end of period (000's)	$8,128,027		$6,090,241		$5,988,544	$4,869,930	$5,350,799	$4,541,350		$3,257,737

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	(Unaudited) Six Months Ended February 28,					Period Ended August 31,	Year Ended March 31,	Period Ended March 31,
Marsico Shares	2007		2006 (a)		2006	2005	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0238		0.0192		0.0321	0.0123	0.0065	0.0127
Less Distributions Declared to Shareholders:
From net investment income	(0.0238)		(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)	2.40	%(e)	1.93	%(e)	3.26%	1.23%	0.66%	1.28	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (f)	0.55	%(g)	0.55	%(g)	0.55%	0.55%	0.55%	0.55	%(g)
Interest expense	—		—		—	—	—	—	%(h)
Total net expenses (f)	0.55	%(g)	0.55	%(g)	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	4.80	%(g)	4.58	%(g)	3.19%	1.19%	0.66%	1.27	%(g)
Waiver/reimbursement	0.07	%(g)	0.06	%(g)	0.07%	0.07%	0.06%	0.06	%(g)
Net assets, end of period (000's)	$10,926		$11,232		$10,385	$11,005	$13,944	$20,755

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Cash Reserves Marsico Shares commenced operations on May 13, 2002.

(c)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Marsico Shares, which were reorganized into Nations Cash Reserves Marsico Shares on May 10, 2002.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0256		0.0207		0.0357	0.0157	0.0098	0.0155		0.0311
Less Distributions Declared to Shareholders:
From net investment income	(0.0256)		(0.0207)		(0.0357)	(0.0157)	(0.0098)	(0.0155)		(0.0311)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.59	%(c)	2.08	%(c)	3.63%	1.58%	0.98%	1.56%		3.16%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.20	%(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.20	%(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income (d)	5.17	%(e)	4.93	%(e)	3.60%	1.50%	0.98%	1.54%		2.85%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets, end of period (000's)	$9,043,127		$6,625,010		$6,401,492	$7,148,040	$9,064,090	$10,092,837		$11,084,336

Trust Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0251		0.0202		0.0347	0.0147	0.0088	0.0145		0.0301
Less Distributions Declared to Shareholders:
From net investment income	(0.0251)		(0.0202)		(0.0347)	(0.0147)	(0.0088)	(0.0145)		(0.0301)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.54	%(c)	2.04	%(c)	3.52%	1.48%	0.88%	1.46%		3.05%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.30	%(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.30	%(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Net investment income (d)	5.07	%(e)	4.89	%(e)	3.71%	1.32%	0.88%	1.44%		2.75%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets, end of period (000's)	$32,611		$20,085		$15,325	$10,933	$9,344	$60,342		$1,311,771

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0249		0.0200		0.0342	0.0142	0.0083	0.0139		0.0296
Less Distributions Declared to Shareholders:
From net investment income	(0.0249)		(0.0200)		(0.0342)	(0.0142)	(0.0083)	(0.0139)		(0.0296)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.51	%(c)	2.02	%(c)	3.47%	1.42%	0.83%	1.41%		3.00%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income (d)	5.02	%(e)	4.78	%(e)	3.56%	1.44%	0.83%	1.39%		2.70%
Waiver/reimbursement	0.16	%(e)	0.16	%(e)	0.16%	0.17%	0.65%	0.76%		0.78%
Net assets, end of period (000's)	$1,549,826		$1,254,383		$1,214,883	$492,232	$437,371	$497,339		$566,000

Adviser Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0244		0.0196		0.0332	0.0132	0.0073	0.0129		0.0286
Less Distributions Declared to Shareholders:
From net investment income	(0.0244)		(0.0196)		(0.0332)	(0.0132)	(0.0073)	(0.0129)		(0.0286)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.46	%(c)	1.98	%(c)	3.37%	1.32%	0.73%	1.31%		2.90%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Net investment income (d)	4.92	%(e)	4.69	%(e)	3.47%	1.34%	0.73%	1.29%		2.60%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets, end of period (000's)	$7,351,445		$5,666,480		$4,730,117	$1,740,828	$1,791,613	$640,364		$967,747

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0239		0.0192		0.0322	0.0122	0.0063	0.0119		0.0276
Less Distributions Declared to Shareholders:
From net investment income	(0.0239)		(0.0192)		(0.0322)	(0.0122)	(0.0063)	(0.0119)		(0.0276)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.41	%(c)	1.93	%(c)	3.27%	1.22%	0.63%	1.21%		2.80%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.55	%(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.55	%(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income (d)	4.82	%(e)	4.56	%(e)	3.26%	1.20%	0.63%	1.19%		2.50%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets, end of period (000's)	$78,008		$80,137		$107,221	$85,981	$89,996	$61,153		$44,170

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2007		2006 (a)		2006 (b)		2003 (b)		2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0234		0.0188		0.0160		0.0028		0.0109		0.0266
Less Distributions Declared to Shareholders:
From net investment income	(0.0234)		(0.0188)		(0.0160)		(0.0028)		(0.0109)		(0.0266)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)	2.36	%(d)	1.89	%(d)	1.62	%(d)	0.28	%(d)	1.11%		2.69%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%		0.65%
Interest expense	—		—		—		—		—	%(g)	—
Total net expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%		0.65%
Net investment income (e)	4.72	%(f)	4.49	%(f)	3.77	%(f)	0.53	%(f)	1.09%		2.40%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06	%(f)	0.07	%(f)	0.06%		0.08%
Net assets, end of period (000's)	$933		$367		$318		$—		$1,235,160		$1,422,125

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Money Market Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0226		0.0181		0.0297	0.0097	0.0038	0.0095		0.0251
Less Distributions Declared to Shareholders:
From net investment income	(0.0226)		(0.0181)		(0.0297)	(0.0097)	(0.0038)	(0.0095)		(0.0251)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.29	%(c)	1.83	%(c)	3.01%	0.97%	0.38%	0.95%		2.54%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.80	%(e)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.80	%(e)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Net investment income (d)	4.57	%(e)	4.33	%(e)	3.08%	0.95%	0.38%	0.94%		2.25%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets, end of period (000's)	$3,734		$3,536		$3,795	$3,588	$3,778	$4,756		$4,501

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2007		2006 (b)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0202		0.0160		0.0247	0.0060	0.0025	0.0049		0.0201
Less Distributions Declared to Shareholders:
From net investment income	(0.0202)		(0.0160)		(0.0247)	(0.0060)	(0.0025)	(0.0049)		(0.0201)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	2.03	%(d)	1.62	%(d)	2.50%	0.60%	0.25%	0.49%		2.03%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.16%	0.94%	1.26%		1.30%
Interest expense	—		—		—	—	—	—	%(g)	—
Total net expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.16%	0.94%	1.26%		1.30%
Net investment income (e)	4.07	%(f)	3.84	%(f)	2.41%	0.56%	0.24%	0.48%		1.75%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06%	0.21%	0.42%	0.10%		0.08%
Net assets, end of period (000's)	$4,671		$5,126		$4,625	$6,470	$8,955	$15,512		$9,407

Class C Shares (a)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0202		0.0160		0.0246	0.0060	0.0025	0.0049		0.0201
Less Distributions Declared to Shareholders:
From net investment income	(0.0202)		(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0049)		(0.0201)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	2.03	%(d)	1.62	%(d)	2.49%	0.60%	0.25%	0.49%		2.03%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.13%	0.93%	1.27%		1.30%
Interest expense	—		—		—	—	—	—	%(g)	—
Total net expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.13%	0.93%	1.27%		1.30%
Net investment income (e)	4.07	%(f)	3.94	%(f)	2.27%	0.49%	0.25%	0.47%		1.75%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06%	0.24%	0.43%	0.09%		0.08%
Net assets, end of period (000's)	$879		$918		$128	$988	$754	$1,072		$408

(a)  On August 22, 2005, the Fund's Investor B and C Shares were renamed Class B and C Shares, respectively.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0254		0.0205		0.0353	0.0153	0.0094	0.0151		0.0307
Less Distributions Declared to Shareholders:
From net investment income	(0.0254)		(0.0205)		(0.0353)	(0.0153)	(0.0094)	(0.0151)		(0.0307)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.57	%(c)	2.07	%(c)	3.59%	1.54%	0.94%	1.52%		3.12%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.24	%(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Interest expense	—		—		—	—	—	—	%(f)	—
Total net expenses (d)	0.24	%(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Net investment income (d)	5.13	%(e)	4.90	%(e)	3.59%	1.59%	0.94%	1.50%		2.81%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets, end of period (000's)	$4,013,342		$2,691,468		$2,361,622	$1,915,745	$937,474	$721,023		$535,650

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

Retail A Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0253	0.0204	0.0149
Less Distributions Declared to Shareholders:
From net investment income	(0.0253)	(0.0204)	(0.0149)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	2.55%	2.05%	1.50%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.27%	0.27%	0.27%
Net investment income (e)(f)	5.10%	4.85%	4.15%
Waiver/reimbursement (f)	0.06%	0.06%	0.06%
Net assets, end of period (000's)	$97,620	$101,776	$110,828

G-Trust Shares

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0256	0.0207	0.0152
Less Distributions Declared to Shareholders:
From net investment income	(0.0256)	(0.0207)	(0.0152)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	2.59%	2.08%	1.53%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%	0.20%
Net investment income (e)(f)	5.17%	4.93%	4.22%
Waiver/reimbursement (f)	0.06%	0.06%	0.06%
Net assets, end of period (000's)	$707,483	$730,240	$780,544

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Money Market Reserves Retail A and G-Trust Shares commenced operations on Novemeber 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves

	(Unaudited) Six Months February 28,		Period Ended August 31,		Ended Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0253		0.0202		0.0345	0.0144	0.0093	0.0150	0.0302
Less Distributions Declared to Shareholders:
From net investment income	(0.0253)		(0.0202)		(0.0345)	(0.0144)	(0.0093)	(0.0150)	(0.0302)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.55	%(c)	2.04	%(c)	3.50%	1.45%	0.94%	1.51%	3.06%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.20	%(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (d)	5.10	%(e)	4.83	%(e)	3.51%	1.41%	0.94%	1.52%	2.81%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets, end of period (000's)	$3,159,247		$2,254,712		$2,283,858	$1,570,292	$2,120,480	$2,560,626	$3,715,126

Trust Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0248		0.0198		0.0335	0.0134	0.0083	0.0140	0.0292
Less Distributions Declared to Shareholders:
From net investment income	(0.0248)		(0.0198)		(0.0335)	(0.0134)	(0.0083)	(0.0140)	(0.0292)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.50	%(c)	2.00	%(c)	3.40%	1.35%	0.84%	1.41%	2.96%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.30	%(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (d)	5.00	%(e)	4.74	%(e)	3.35%	1.31%	0.84%	1.42%	2.71%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets, end of period (000's)	$577,609		$753,036		$658,693	$656,083	$808,567	$908,826	$399,582

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0245		0.0196		0.0330	0.0129	0.0078	0.0136	0.0287
Less Distributions Declared to Shareholders:
From net investment income	(0.0245)		(0.0196)		(0.0330)	(0.0129)	(0.0078)	(0.0136)	(0.0287)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.48	%(c)	1.98	%(c)	3.35%	1.30%	0.79%	1.36%	2.90%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (d)	4.94	%(e)	4.68	%(e)	3.31%	1.32%	0.79%	1.37%	2.66%
Waiver/reimbursement	0.16	%(e)	0.16	%(e)	0.16%	0.17%	0.68%	0.81%	0.82%
Net assets, end of period (000's)	$401,376		$463,198		$428,929	$413,480	$347,723	$384,984	$370,139

Adviser Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0240		0.0192		0.0320	0.0119	0.0068	0.0126	0.0277
Less Distributions Declared to Shareholders:
From net investment income	(0.0240)		(0.0192)		(0.0320)	(0.0119)	(0.0068)	(0.0126)	(0.0277)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.43	%(c)	1.93	%(c)	3.24%	1.20%	0.68%	1.26%	2.80%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (d)	4.84	%(e)	4.58	%(e)	3.30%	1.20%	0.69%	1.27%	2.56%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets, end of period (000's)	$8,703,591		$7,525,633		$7,418,032	$4,608,621	$4,019,140	$2,723,279	$2,568,691

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0235		0.0188		0.0310	0.0109	0.0058	0.0116	0.0267
Less Distributions Declared to Shareholders:
From net investment income	(0.0235)		(0.0188)		(0.0310)	(0.0109)	(0.0058)	(0.0116)	(0.0267)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.38	%(c)	1.89	%(c)	3.14%	1.10%	0.58%	1.16%	2.70%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.55	%(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	4.75	%(e)	4.49	%(e)	3.05%	1.02%	0.59%	1.17%	2.46%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets, end of period (000's)	$221,922		$180,073		$230,999	$368,396	$450,784	$673,332	$688,990

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2007		2006 (a)		2006 (b)		2003 (b)		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0228		0.0183		0.0155		0.0027		0.0106	0.0257
Less Distributions Declared to Shareholders:
From net investment income	(0.0228)		(0.0183)		(0.0155)		(0.0027)		(0.0106)	(0.0257)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)	2.30	%(d)	1.84	%(d)	1.56	%(d)	0.27	%(d)	1.06%	2.60%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%	0.65%
Net investment income (e)	4.59	%(f)	4.36	%(f)	3.61	%(f)	0.49	%(f)	1.07%	2.36%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06	%(f)	0.0	%(f)	0.06%	0.07%
Net assets, end of period (000's)	$15		$11		$10		$—		$1,334,965	$1,381,945

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Treasury Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0223		0.0177		0.0285	0.0085	0.0033	0.0090	0.0242
Less Distributions Declared to Shareholders:
From net investment income	(0.0223)		(0.0177)		(0.0285)	(0.0085)	(0.0033)	(0.0090)	(0.0242)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.25	%(c)	1.79	%(c)	2.88%	0.85%	0.33%	0.91%	2.44%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.80	%(e)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (d)	4.49	%(e)	4.24	%(e)	3.06%	0.83%	0.34%	0.92%	2.21%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets, end of period (000's)	$711,529		$648,576		$710,078	$256,064	$291,341	$1,159,050	$1,301,678

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares (a)	2007		2006 (b)		2006	2005	2004	2003 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0230		0.0184		0.0300	0.0099	0.0048	0.0107
Less Distributions Declared to Shareholders:
From net investment income	(0.0230)		(0.0184)		(0.0300)	(0.0099)	(0.0048)	(0.0107)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)	2.33	%(f)	1.85	%(f)	3.04%	1.00%	0.48%	1.07	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.65	%(h)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Net investment income (g)	4.65	%(h)	4.39	%(h)	3.05%	0.95%	0.49%	1.07	%(h)
Waiver/reimbursement	0.06	%(h)	0.06	%(h)	0.06%	0.07%	0.06%	0.06	%(h)
Net assets, end of period (000's)	$564,475		$593,733		$707,503	$632,569	$702,673	$850,729

(a)  On August 22, 2005, the Fund's Investor A Shares were renamed Class A Shares.

(b)   The Fund changed its fiscal year end from March 31 to August 31.

(c)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Class A Shares, which were reorganized into Nations Treasury Reserves Class A Shares on May 10, 2002.

(d)  Columbia Treasury Reserves Class A Shares commenced operations on May 13, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2007		2006 (b)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0198		0.0156		0.0235	0.0051	0.0025	0.0047	0.0192
Less Distributions Declared to Shareholders:
From net investment income	(0.0198)		(0.0156)		(0.0235)	(0.0051)	(0.0025)	(0.0047)	(0.0192)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)	2.00	%(d)	1.57	%(d)	2.37%	0.51%	0.25%	0.47%	1.93%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.12%	0.90%	1.22%	1.30%
Net investment income (e)	3.99	%(f)	3.74	%(f)	2.37%	0.47%	0.24%	0.50%	1.71%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06%	0.25%	0.46%	0.14%	0.07%
Net assets, end of period (000's)	$326		$312		$267	$238	$359	$535	$180

(a)  On August 22, 2005, the Fund's Investor B Shares was renamed Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0251		0.0201		0.0341	0.0140	0.0089	0.0146	0.0298
Less Distributions Declared to Shareholders:
From net investment income	(0.0251)		(0.0201)		(0.0341)	(0.0140)	(0.0089)	(0.0146)	(0.0298)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.53	%(c)	2.02	%(c)	3.46%	1.41%	0.90%	1.47%	3.02%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.24	%(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income (d)	5.05	%(e)	4.81	%(e)	3.51%	1.42%	0.90%	1.48%	2.77%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets, end of period (000's)	$1,171,007		$1,313,381		$1,036,381	$439,022	$498,188	$538,719	$383,265

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0252		0.0204		0.0348	0.0152	0.0095	0.0151	0.0303
Less Distributions Declared to Shareholders:
From net investment income	(0.0252)		(0.0204)		(0.0348)	(0.0152)	(0.0095)	(0.0151)	(0.0303)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.55	%(c)	2.06	%(c)	3.53%	1.53%	0.96%	1.52%	3.07%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.20	%(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (d)	5.09	%(e)	4.89	%(e)	3.50%	1.51%	0.96%	1.4%	2.70%
Waiver/reimbursement	0.07	%(e)	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets, end of period (000's)	$1,407,687		$1,671,184		$1,306,727	$1,132,047	$1,289,052	$1,772,133	$1,818,554

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0247		0.0200		0.0338	0.0142	0.0085	0.0141	0.0293
Less Distributions Declared to Shareholders:
From net investment income	(0.0247)		(0.0200)		(0.0338)	(0.0142)	(0.0085)	(0.0141)	(0.0293)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.50	%(c)	2.01	%(c)	3.43%	1.43%	0.86%	1.42%	2.97%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.30	%(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (d)	4.99	%(e)	4.76	%(e)	3.44%	1.50%	0.86%	1.38%	2.60%
Waiver/reimbursement	0.07	%(e)	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets, end of period (000's)	$251,990		$300,750		$387,210	$250,281	$292,272	$380,478	$289,252

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0245		0.0198		0.0333	0.0137	0.0080	0.0136	0.0286
Less Distributions Declared to Shareholders:
From net investment income	(0.0245)		(0.0198)		(0.0333)	(0.0137)	(0.0080)	(0.0136)	(0.0286)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.48	%(c)	1.99	%(c)	3.38%	1.38%	0.81%	1.37%	2.91%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (d)	4.94	%(e)	4.73	%(e)	3.40%	1.41%	0.81%	1.33%	2.55%
Waiver/reimbursement	0.17	%(e)	0.17	%(e)	0.17%	0.17%	0.64%	0.77%	0.78%
Net assets, end of period (000's)	$1,095,804		$890,545		$687,275	$410,737	$300,885	$175,562	$164,296

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0240		0.0194		0.0323	0.0127	0.0070	0.0126	0.0278
Less Distributions Declared to Shareholders:
From net investment income	(0.0240)		(0.0194)		(0.0323)	(0.0127)	(0.0070)	(0.0126)	(0.0278)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.42	%(c)	1.95	%(c)	3.28%	1.28%	0.70%	1.27%	2.81%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (d)	4.84	%(e)	4.64	%(e)	3.28%	1.23%	0.71%	1.23%	2.45%
Waiver/reimbursement	0.07	%(e)	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets, end of period (000's)	$1,217,908		$1,119,732		$1,026,932	$804,271	$1,104,735	$586,412	$794,855

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0235		0.0189		0.0313	0.0117	0.0060	0.0116	0.0268
Less Distributions Declared to Shareholders:
From net investment income	(0.0235)		(0.0189)		(0.0313)	(0.0117)	(0.0060)	(0.0116)	(0.0268)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.37	%(c)	1.91	%(c)	3.17%	1.18%	0.60%	1.17%	2.71%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.55	%(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	4.74	%(e)	4.51	%(e)	3.11%	1.10%	0.61%	1.13%	2.35%
Waiver/reimbursement	0.07	%(e)	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets, end of period (000's)	$515,512		$373,641		$364,023	$460,841	$792,634	$578,548	$1,001,552

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2007		2006 (a)		2006 (b)		2003 (b)		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0230		0.0186		0.0164		0.0028		0.0106	0.0258
Less Distributions Declared to Shareholders:
From net investment income	(0.0230)		(0.0186)		(0.0164)		(0.0028)		(0.0106)	(0.0258)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)	2.32	%(d)	1.87	%(d)	1.65	%(d)	0.28	%(d)	1.07%	2.61%
Ratios to Average Net Assets/ Supplemental Data:
Expenses(e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%	0.65%
Net investment income(e)	4.65	%(f)	4.42	%(f)	3.83	%(f)	0.51	%(f)	1.08%	2.25%
Waiver/reimbursement	0.07	%(f)	0.07	%(f)	0.07	%(f)	0.07	%(f)	0.07%	0.08%
Net assets, end of period (000's)	$26		$27		$33		$—		$502,090	$561,082

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Goverment Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0223		0.0179		0.0288	0.0092	0.0035	0.0091	0.0243
Less Distributions Declared to Shareholders:
From net investment income	(0.0223)		(0.0179)		(0.0288)	(0.0092)	(0.0035)	(0.0091)	(0.0243)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.25	%(c)	1.80	%(c)	2.92%	0.93%	0.35%	0.92%	2.45%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.80	%(e)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (d)	4.49	%(e)	4.26	%(e)	3.06%	0.94%	0.36%	0.88%	2.10%
Waiver/reimbursement	0.07	%(e)	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets, end of period (000's)	$638,460		$540,518		$591,846	$304,322	$352,046	$312,836	$317,287

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares (a)	2007		2006 (b)		2006	2005	2004	2003 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0230		0.0185		0.0303	0.0107	0.0050	0.0108
Less Distributions Declared to Shareholders:
From net investment income	(0.0230)		(0.0185)		(0.0303)	(0.0107)	(0.0050)	(0.0108)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)	2.32	%(f)	1.86	%(f)	3.07%	1.08%	0.50%	1.08	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.65	%(h)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Net investment income (g)	4.64	%(h)	4.44	%(h)	2.98%	1.13%	0.51%	1.03	%(h)
Waiver/reimbursement	0.07	%(h)	0.07	%(h)	0.07%	0.07%	0.06%	0.07	%(h)
Net assets, end of period (000's)	$15,568		$24,002		$16,903	$31,654	$11,263	$6,069

(a)  On August 22, 2005, the Fund's Investor A Shares were renamed Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Columbia Government Reserves Class A Shares commenced operations on May 13, 2002.

(d)  The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Government Money Market Fund Class A Shares, which were reorganized into Nations Government Reserves Class A Shares on May 10, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2007		2006 (b)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0198		0.0158		0.0238	0.0056	0.0025	0.0045	0.0193
Less Distributions Declared to Shareholders:
From net investment income	(0.0198)		(0.0158)		(0.0238)	(0.0056)	(0.0025)	(0.0045)	(0.0193)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)	1.99	%(d)	1.59	%(d)	2.40%	0.57%	0.25%	0.45%	1.94%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	1.30	%(f)	1.30	%(f)	1.30%	1.15%	0.92%	1.26%	1.30%
Net investment income (e)	3.99	%(f)	3.78	%(f)	2.27%	0.55%	0.24%	0.42%	1.60%
Waiver/reimbursement	0.07	%(f)	0.07	%(f)	0.07%	0.22%	0.44%	0.11%	0.08%
Net assets, end of period (000's)	$234		$300		$236	$704	$917	$1,804	$2,105

(a)  On August 22, 2005, the Fund's Investor B Shares were renamed Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0250		0.0202		0.0344	0.0148	0.0091	0.0147	0.0299
Less Distributions Declared to Shareholders:
From net investment income	(0.0250)		(0.0202)		(0.0344)	(0.0148)	(0.0091)	(0.0147)	(0.0299)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.53	%(c)	2.04	%(c)	3.49%	1.49%	0.92%	1.48%	3.03%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.24	%(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income (d)	5.05	%(e)	4.82	%(e)	3.56%	1.45%	0.92%	1.44%	2.66%
Waiver/reimbursement	0.07	%(e)	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets, end of period (000's)	$585,771		$193,420		$186,164	$186,374	$438,059	$81,814	$86,551

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

Retail A Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0248	0.0200	0.0146
Less Distributions Declared to Shareholders:
From net investment income	(0.0248)	(0.0200)	(0.0146)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	2.51%	2.02%	1.47%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.29%	0.29%	0.29%
Net investment income (e)(f)	5.00%	4.77%	4.06%
Waiver/reimbursement (f)	0.07%	0.07%	0.07%
Net assets, end of period (000's)	$58,698	$63,573	$68,003

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Government Reserves Retail A Shares commenced operatioins on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

G-Trust Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0252	0.0204	0.0149
Less Distributions Declared to Shareholders:
From net investment income	(0.0252)	(0.0204)	(0.0149)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	2.55%	2.06%	1.50%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%	0.20%
Net investment income (e)(f)	5.09%	4.88%	4.14%
Waiver/reimbursement (f)	0.07%	0.07%	0.07%
Net assets, end of period (000's)	$230,014	$261,651	$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Government Reserves G-Trust Shares commenced operatioins on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0171		0.0143		0.0256		0.0128	0.0089	0.0127	0.0215
Less Distributions Declared to Shareholders:
From net investment income	(0.0171)		(0.0143)		(0.0256)		(0.0128)	(0.0089)	(0.0127)	(0.0215)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.72	%(c)	1.44	%(c)	2.59%		1.28%	0.90%	1.28%	2.18%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(d)(e)	0.20	%(d)(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%
Net investment income	3.45	%(d)(e)	3.43	%(d)(e)	2.60	%(e)	1.33%	0.88%	1.23%	2.03%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets, end of period (000's)	$3,796,356		$5,245,065		$3,537,820		$3,338,133	$1,988,042	$1,379,684	$456,528

Trust Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0166		0.0139		0.0246		0.0118	0.0079	0.0117	0.0205
Less Distributions Declared to Shareholders:
From net investment income	(0.0166)		(0.0139)		(0.0246)		(0.0118)	(0.0079)	(0.0117)	(0.0205)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.67	%(c)	1.40	%(c)	2.49%		1.18%	0.80%	1.18%	2.07%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(d)(e)	0.30	%(d)(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%
Net investment income	3.35	%(d)(e)	3.31	%(d)(e)	2.49	%(e)	1.16%	0.78%	1.13%	1.93%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets, end of period (000's)	$536,048		$551,810		$520,422		$407,159	$477,139	$505,903	$491,711

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0164		0.0137		0.0241		0.0113	0.0074	0.0113	0.0200
Less Distributions Declared to Shareholders:
From net investment income	(0.0164)		(0.0137)		(0.0241)		(0.0113)	(0.0074)	(0.0113)	(0.0200)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.65	%(c)	1.38	%(c)	2.43%		1.13%	0.74%	1.13%	2.02%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(d)(e)	0.35	%(d)(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	3.30	%(d)(e)	3.27	%(d)(e)	2.39	%(e)	1.17%	0.73%	1.08%	1.88%
Waiver/reimbursement	0.16	%(d)	0.16	%(d)	0.16%		0.18%	0.61%	0.78%	0.80%
Net assets, end of period (000's)	$302,729		$339,422		$315,658		$345,842	$149,812	$120,637	$45,728

Adviser Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0159		0.0133		0.0231		0.0103	0.0064	0.0103	0.0190
Less Distributions Declared to Shareholders:
From net investment income	(0.0159)		(0.0133)		(0.0231)		(0.0103)	(0.0064)	(0.0103)	(0.0190)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.60	%(c)	1.33	%(c)	2.33%		1.03%	0.64%	1.03%	1.92%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(d)(e)	0.45	%(d)(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%
Net investment income	3.20	%(d)(e)	3.16	%(d)(e)	2.33	%(e)	1.01%	0.63%	0.98%	1.78%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets, end of period (000's)	$1,060,068		$661,680		$527,961		$474,653	$506,550	$284,866	$158,556

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0154		0.0129		0.0221		0.0093	0.0054	0.0093	0.0180
Less Distributions Declared to Shareholders:
From net investment income	(0.0154)		(0.0129)		(0.0221)		(0.0093)	(0.0054)	(0.0093)	(0.0180)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.55	%(c)	1.29	%(c)	2.23%		0.93%	0.54%	0.93%	1.82%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(d)(e)	0.55	%(d)(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%
Net investment income	3.10	%(d)(e)	3.07	%(d)(e)	2.19	%(e)	0.88%	0.53%	0.88%	1.68%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets, end of period (000's)	$67,247		$74,219		$66,136		$84,348	$147,189	$89,289	$48,022

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2007		2006 (a)		2006 (b)		2003 (b)		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0149		0.0123		0.0104		0.0023		0.0083	0.0170
Less Distributions Declared to Shareholders:
From net investment income	(0.0149)		(0.0123)		(0.0104)		(0.0023)		(0.0083)	(0.0170)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)	1.50	%(d)	1.24	%(d)	1.04	%(d)	0.23	%(d)	0.83%	1.72%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.65	%(e)(f)	0.65	%(e)(f)	0.65	%(e)(f)	0.65	%(e)	0.65%	0.65%
Net investment income	3.01	%(e)(f)	2.94	%(e)(f)	2.38	%(e)(f)	0.43	%(e)	0.78%	1.58%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06	%(e)	0.08	%(e)	0.08%	0.10%
Net assets, end of period (000's)	$24		$23		$11		$—		$150,014	$223,008

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Municipal Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	(Unaudited) February 28,		Six Months Ended August 31,		Period Ended Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0141		0.0118		0.0196		0.0068	0.0031	0.0067	0.0155
Less Distributions Declared to Shareholders:
From net investment income	(0.0141)		(0.0118)		(0.0196)		(0.0068)	(0.0031)	(0.0067)	(0.0155)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.42	%(c)	1.19	%(c)	1.97%		0.68%	0.31%	0.68%	1.56%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(d)(e)	0.80	%(d)(e)	0.80	%(e)	0.80%	0.78%	0.80%	0.80%
Net investment income	2.85	%(d)(e)	2.81	%(d)(e)	2.02	%(e)	0.67%	0.30%	0.63%	1.43%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.09%	0.08%	0.10%
Net assets, end of period (000's)	$1,552,456		$1,433,097		$1,368,604		$591,206	$605,118	$526,658	$637,172

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

Class B	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Period Ended March 31,		Period Ended October 12,		Year Ended March 31,
Shares (a)	2007		2006 (b)		2006 (c)		2005 (c)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0117		0.0097		0.0066		0.0063		0.0032	0.0019	0.0045	0.0113
Less Distributions Declared to Shareholders:
From net investment income	(0.0117)		(0.0097)		(0.0066)		(0.0063)		(0.0032)	(0.0019)	(0.0045)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)	1.17	%(e)	0.97	%(e)	0.67	%(e)	0.64	%(e)	0.32%	0.19%	0.45%	1.14%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	1.30	%(f)(g)	1.30	%(f)(g)	1.30	%(f)(g)	1.30	%(f)(g)	1.11%	0.90%	1.03%	1.22%
Net investment income	2.36	%(f)(g)	2.28	%(f)(g)	1.65	%(f)(g)	1.21	%(f)(g)	0.31%	0.18%	0.40%	0.93%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06	%(f)	0.06	%(f)	0.27%	0.48%	0.35%	0.18%
Net assets, end of period (000's)	$131		$65		$132		$—		$46	$47	$59	$71

(a)  On August 22, 2005 the Fund's Investor B Shares were renamed Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Columbia Municipal Reserves Class B Shares were fully redeemed on October 12, 2005 and re-commenced operations on November 21, 2005.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

Class Z Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0171	0.0143	0.0109
Less Distributions Declared to Shareholders:
From net investment income	(0.0171)	(0.0143)	(0.0109)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	1.72%	1.44%	1.09%
Ratios to Average Net Assets/Supplemental Data:
Expenses(e)(f)	0.20%	0.20%	0.20%
Net investment income(e)(f)	3.46%	3.42%	2.96%
Waiver/reimbursement(e)	0.06%	0.06%	0.06%
Net assets, end of period (000's)	$47,546	$51,606	$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Municipal Reserves Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0169		0.0142		0.0252		0.0124	0.0085	0.0123	0.0163
Less Distributions Declared to Shareholders:
From net investment income	(0.0169)		(0.0142)		(0.0252)		(0.0124)	(0.0085)	(0.0123)	(0.0163)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.70	%(c)	1.42	%(c)	2.55%		1.24%	0.86%	1.24%	1.64%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(d)(e)	0.24	%(d)(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%
Net investment income	3.41	%(d)(e)	3.38	%(d)(e)	2.49	%(e)	1.33%	0.84%	1.19%	1.99%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets, end of period (000's)	$857,033		$783,898		$578,505		$871,984	$479,770	$204,206	$85,432

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0169		0.0141		0.0251		0.0125	0.0086	0.0095
Less Distributions Declared to Shareholders:
From net investment income	(0.0169)		(0.0141)		(0.0251)		(0.0125)	(0.0086)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.70	%(d)	1.42	%(d)	2.54%		1.26%	0.87%	0.96	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(e)(f)	0.20	%(e)(f)	0.20	%(f)	0.20%	0.20%	0.20	%(e)
Net investment income	3.40	%(e)(f)	3.38	%(e)(f)	2.58	%(f)	1.31%	0.84%	1.13	%(e)
Waiver/reimbursement	0.06	%(e)	0.07	%(e)	0.07%		0.08%	0.07%	0.08	%(e)
Net assets, end of period (000's)	$895,143		$1,688,338		$975,386		$1,049,210	$542,057	$275,095

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Tax-Exempt Reserves Capital Class Shares commenced operations on June 13, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0164		0.0137		0.0241		0.0115	0.0076	0.0113	0.0204
Less Distributions Declared to Shareholders:
From net investment income	(0.0164)		(0.0137)		(0.0241)		(0.0115)	(0.0076)	(0.0113)	(0.0204)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.65	%(c)	1.38	%(c)	2.44%		1.15%	0.76%	1.14%	2.06%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(d)(e)	0.30	%(d)(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%
Net investment income	3.31	%(d)(e)	3.27	%(d)(e)	2.43	%(e)	1.15%	0.74%	1.03%	2.00%
Waiver/reimbursement	0.06	%(d)	0.07	%(d)	0.07%		0.08%	0.07%	0.08%	0.03%
Net assets, end of period (000's)	$2,609,376		$2,684,441		$2,475,660		$2,052,864	$2,028,564	$2,411,508	$2,606,052

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0162		0.0135		0.0236		0.0110	0.0071	0.0059
Less Distributions Declared to Shareholders:
From net investment income	(0.0162)		(0.0135)		(0.0236)		(0.0110)	(0.0071)	(0.0059)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.63	%(d)	1.36	%(d)	2.39%		1.10%	0.71%	0.59	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(e)(f)	0.35	%(e)(f)	0.35	%(f)	0.35%	0.35%	0.35	%(e)
Net investment income	3.26	%(e)(f)	3.25	%(e)(f)	2.32	%(f)	0.92%	0.69%	0.98	%(e)
Waiver/reimbursement	0.16	%(e)	0.17	%(e)	0.17%		0.18%	0.64%	0.78	%(e)
Net assets, end of period (000's)	$86,584		$20,549		$5,292		$3,392	$5,792	$1,918

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Tax-Exempt Reserves Liquidity Class Shares commenced operations on September 3, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Adviser Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0157		0.0131		0.0226		0.0100	0.0061	0.0060
Less Distributions Declared to Shareholders:
From net investment income	(0.0157)		(0.0131)		(0.0226)		(0.0100)	(0.0061)	(0.0060)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.58	%(d)	1.31	%(d)	2.28%		1.00%	0.61%	0.60	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(e)(f)	0.45	%(e)(f)	0.45	%(f)	0.45%	0.45%	0.45	%(e)
Net investment income	3.15	%(e)(f)	3.13	%(e)(f)	2.29	%(f)	0.98%	0.59%	0.88	%(e)
Waiver/reimbursement	0.06	%(e)	0.07	%(e)	0.07%		0.08%	0.07%	0.08	%(e)
Net assets, end of period (000's)	$52,201		$75,079		$20,757		$11,183	$10,264	$9,661

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Tax-Exempt Reserves Adviser Class Shares commenced operations on August 9, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0152		0.0126		0.0216		0.0090	0.0051	0.0089	0.0179
Less Distributions Declared to Shareholders:
From net investment income	(0.0152)		(0.0126)		(0.0216)		(0.0090)	(0.0051)	(0.0089)	(0.0179)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.53	%(c)	1.27	%(c)	2.18%		0.90%	0.51%	0.89%	1.81%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(d)(e)	0.55	%(d)(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%
Net investment income	3.06	%(d)(e)	2.99	%(d)(e)	2.12	%(e)	0.82%	0.49%	0.78%	1.75%
Waiver/reimbursement	0.06	%(d)	0.07	%(d)	0.07%		0.08%	0.07%	0.08%	0.13%
Net assets, end of period (000's)	$5,794		$7,376		$7,567		$11,280	$22,071	$138,285	$210,389

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0116		0.0191		0.0065	0.0028	0.0063	0.0154
Less Distributions Declared to Shareholders:
From net investment income	(0.0139)		(0.0116)		(0.0191)		(0.0065)	(0.0028)	(0.0063)	(0.0154)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.40	%(c)	1.16	%(c)	1.93%		0.65%	0.28%	0.64%	1.55%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(d)(e)	0.80	%(d)(e)	0.80	%(e)	0.80%	0.78%	0.80%	0.80%
Net investment income	2.79	%(d)(e)	2.76	%(d)(e)	1.88	%(e)	0.63%	0.26%	0.53%	1.50%
Waiver/reimbursement	0.06	%(d)	0.07	%(d)	0.07%		0.08%	0.11%	0.08%	0.23%
Net assets, end of period (000's)	$26,090		$26,833		$28,871		$36,441	$49,784	$64,516	$96,175

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Class A Shares (a)	2007		2006 (b)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0147		0.0122		0.0206		0.0080	0.0041	0.0079	0.0169
Less Distributions Declared to Shareholders:
From net investment income	(0.0147)		(0.0122)		(0.0206)		(0.0080)	(0.0041)	(0.0079)	(0.0169)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.48	%(d)	1.23	%(d)	2.08%		0.80%	0.41%	0.79%	1.70%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.65	%(e)(f)	0.65	%(e)(f)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.95	%(e)(f)	2.91	%(e)(f)	2.06	%(f)	0.75%	0.39%	0.68%	1.65%
Waiver/reimbursement	0.06	%(e)	0.07	%(e)	0.07%		0.08%	0.07%	0.08%	0.03%
Net assets, end of period (000's)	$16,104		$17,859		$25,572		$28,934	$50,803	$87,141	$80,108

(a)  On August 22, 2005, Investor A Shares were renamed Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0167		0.0139		0.0247		0.0121	0.0082	0.0090
Less Distributions Declared to Shareholders:
From net investment income	(0.0167)		(0.0139)		(0.0247)		(0.0121)	(0.0082)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.68	%(d)	1.40	%(d)	2.50%		1.22%	0.82%	0.91	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(e)(f)	0.24	%(e)(f)	0.24	%(f)	0.24%	0.24%	0.24	%(e)
Net investment income	3.36	%(e)(f)	3.33	%(e)(f)	2.44	%(f)	1.23%	0.80%	1.09	%(e)
Waiver/reimbursement	0.06	%(e)	0.07	%(e)	0.07%		0.08%	0.07%	0.08	%(e)
Net assets, end of period (000's)	$227,519		$269,865		$123,606		$89,811	$68,512	$23,348

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Tax-Exempt Reserves Institutional Class Shares commenced operations on June 18, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

Retail A Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0165	0.0137	0.0101
Less Distributions Declared to Shareholders:
From net investment income	(0.0165)	(0.0137)	(0.0101)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	1.66%	1.38%	1.01%
Ratios to Average Net Assets/Supplemental Data:
Expenses(e)(f)	0.29%	0.29%	0.29%
Net investment income(e)(f)	3.32%	3.28%	2.81%
Waiver/reimbursement(e)	0.06%	0.07%	0.07%
Net assets, end of period (000's)	$18,167	$18,503	$19,200

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Tax-Exempt Reserves Retail A Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

G-Trust Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0169	0.0141	0.0104
Less Distributions Declared to Shareholders:
From net investment income	(0.0169)	(0.0141)	(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	1.70%	1.42%	1.04%
Ratios to Average Net Assets/Supplemental Data:
Expenses(e)(f)	0.20%	0.20%	0.20%
Net investment income(e)(f)	3.41%	3.36%	2.90%
Waiver/reimbursement(e)	0.06%	0.07%	0.07%
Net assets, end of period (000's)	$660,511	$721,252	$802,458

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia Tax-Exempt Reserves G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0165		0.0139		0.0250		0.0123	0.0083	0.0115	0.0199
Less Distributions Declared to Shareholders:
From net investment income	(0.0165)		(0.0139)		(0.0250)		(0.0123)	(0.0083)	(0.0115)	(0.0199)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.66	%(c)	1.40	%(c)	2.53%		1.24%	0.84%	1.17%	2.01%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(d)(e)	0.20	%(d)(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%
Net investment income	3.32	%(d)(e)	3.32	%(d)(e)	2.59	%(e)	1.21%	0.83%	1.15%	1.38%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets, end of period (000's)	$483,601		$509,181		$431,530		$105,823	$169,317	$172,261	$102,040

Trust Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0160		0.0135		0.0240		0.0113	0.0073	0.0105	0.0189
Less Distributions Declared to Shareholders:
From net investment income	(0.0160)		(0.0135)		(0.0240)		(0.0113)	(0.0073)	(0.0105)	(0.0189)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.61	%(c)	1.36	%(c)	2.42%		1.14%	0.74%	1.07%	1.91%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(d)(e)	0.30	%(d)(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%
Net investment income	3.22	%(d)(e)	3.22	%(d)(e)	2.41	%(e)	1.15%	0.73%	1.05%	1.27%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets, end of period (000's)	$593,733		$517,340		$470,430		$339,137	$294,225	$435,253	$360,892

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c) Not annualized.

(d) Annualized.

(e) The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0157		0.0133		0.0235		0.0108	0.0068	0.0101	0.0095
Less Distributions Declared to Shareholders:
From net investment income	(0.0157)		(0.0133)		(0.0235)		(0.0108)	(0.0068)	(0.0101)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.58	%(d)	1.34	%(d)	2.37%		1.09%	0.69%	1.01%	0.95	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(e)(f)	0.35	%(e)(f)	0.35	%(f)	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income	3.18	%(e)(f)	3.17	%(e)(f)	2.39	%(f)	1.37%	0.68%	1.00%	1.23	%(e)
Waiver/reimbursement	0.16	%(e)	0.16	%(e)	0.16%		0.18%	0.72%	0.77%	0.78	%(e)
Net assets, end of period (000's)	$40,344		$27,557		$35,797		$16,585	$1,095	$2,998	$1,150

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) Columbia California Tax-Exempt Reserves Liquidity Class Shares commenced operations on August 10, 2001.

(c) Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d) Not annualized.

(e) Annualized.

(f) The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0152		0.0129		0.0225		0.0098	0.0058	0.0091	0.0174
Less Distributions Declared to Shareholders:
From net investment income	(0.0152)		(0.0129)		(0.0225)		(0.0098)	(0.0058)	(0.0091)	(0.0174)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.53	%(c)	1.30	%(c)	2.27%		0.98%	0.59%	0.91%	1.75%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(d)(e)	0.45	%(d)(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%
Net investment income	3.08	%(d)(e)	3.08	%(d)(e)	2.19	%(e)	1.01%	0.58%	0.90%	1.13%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets, end of period (000's)	$454,083		$376,973		$260,633		$593,136	$475,799	$502,135	$298,268

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c) Not annualized.

(d) Annualized.

(e) The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0147		0.0125		0.0215		0.0088	0.0048	0.0081	0.0164
Less Distributions Declared to Shareholders:
From net investment income	(0.0147)		(0.0125)		(0.0215)		(0.0088)	(0.0048)	(0.0081)	(0.0164)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.48	%(c)	1.25	%(c)	2.17%		0.88%	0.48%	0.81%	1.65%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(d)(e)	0.55	%(d)(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%
Net investment income	2.97	%(d)(e)	2.98	%(d)(e)	2.13	%(e)	0.85%	0.48%	0.80%	1.03%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets, end of period (000's)	$219,134		$205,499		$225,846		$244,229	$369,440	$360,205	$240,724

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

Market Class Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0136	0.0114	0.0106
Less Distributions Declared to Shareholders:
From net investment income	(0.0136)	(0.0114)	(0.0106)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	1.37%	1.14%	1.07%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.65%	0.65%	0.65%
Net investment income (e)(f)	2.75%	2.70%	2.46%
Waiver/reimbursement (e)	0.06%	0.06%	0.06%
Net assets, end of period (000's)	$10	$10	$10

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia California Tax-Exempt Reserves Market Class Shares commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0135		0.0114		0.0190		0.0063	0.0026	0.0056	0.0139
Less Distributions Declared to Shareholders:
From net investment income	(0.0135)		(0.0114)		(0.0190)		(0.0063)	(0.0026)	(0.0056)	(0.0139)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.36	%(c)	1.15	%(c)	1.91%		0.63%	0.26%	0.56%	1.40%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(d)(e)	0.80	%(d)(e)	0.80	%(e)	0.80%	0.77%	0.80%	0.80%
Net investment income	2.72	%(d)(e)	2.73	%(d)(e)	1.94	%(e)	0.63%	0.26%	0.55%	0.78%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.10%	0.07%	0.08%
Net assets, end of period (000's)	$1,381,013		$1,394,667		$1,357,176		$742,981	$726,888	$792,206	$814,077

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2007		2006 (b)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0112		0.0092		0.0138		0.0029	0.0019	0.0022	0.0037
Less Distributions Declared to Shareholders:
From net investment income	(0.0112)		(0.0092)		(0.0138)		(0.0029)	(0.0019)	(0.0022)	(0.0037)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.12	%(d)	0.92	%(d)	1.39%		0.29%	0.19%	0.22%	0.37%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	1.30	%(e)(f)	1.30	%(e)(f)	1.30	%(f)	1.14%	0.86%	0.97%	1.30%
Net investment income	2.25	%(e)(f)	2.18	%(e)(f)	1.40	%(f)	0.31%	0.17%	0.40%	0.28%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.06%		0.24%	0.51%	0.40%	0.08%
Net assets, end of period (000's)	$7		$7		$7		$7	$7	$7	$— (g)

(a)  On August 22, 2005, Investor B Shares were renamed Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0163		0.0138		0.0246		0.0119	0.0079	0.0106	0.0061
Less Distributions Declared to Shareholders:
From net investment income	(0.0163)		(0.0138)		(0.0246)		(0.0119)	(0.0079)	(0.0106)	(0.0061)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.64	%(c)	1.39	%(c)	2.49%		1.20%	0.80%	1.08%	0.63%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(d)(e)	0.24	%(d)(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%
Net investment income	3.27	%(d)(e)	3.28	%(d)(e)	2.63	%(e)	1.16%	0.79%	1.11%	1.34%
Waiver/reimbursement	0.06	%(d)	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets, end of period (000's)	$598,131		$688,499		$660,513		$83,596	$126,531	$1,537	$— (f)

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,					Period Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0169		0.0141		0.0251		0.0125	0.0090	0.0122	0.0013
Less Distributions Declared to Shareholders:
From net investment income	(0.0169)		(0.0141)		(0.0251)		(0.0125)	(0.0090)	(0.0122)	(0.0013)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.70	%(d)	1.42	%(d)	2.53%		1.26%	0.91%	1.23%	0.13	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(e)(f)	0.20	%(e)(f)	0.20	%(f)	0.20%	0.20%	0.13%	0.20	%(e)
Net investment income	3.39	%(e)(f)	3.38	%(e)(f)	2.66	%(f)	1.20%	0.93%	1.27%	1.03	%(e)
Waiver/reimbursement	0.11	%(e)	0.14	%(e)	0.14%		0.33%	0.27%	0.65%	4.31	%(e)
Net assets, end of period (000's)	$27,717		$44,563		$24,804		$2,852	$1,862	$9,483	$20,015

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves Capital Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,					Period Ended March 31,
Trust Class Shares	2007		2006 (a)		2006		2005	2004	2003	2002 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0164		0.0137		0.0241		0.0115	0.0080	0.0112	0.0012
Less Distributions Declared to Shareholders:
From net investment income	(0.0164)		(0.0137)		(0.0241)		(0.0115)	(0.0080)	(0.0112)	(0.0012)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.65	%(d)	1.38	%(d)	2.43%		1.16%	0.81%	1.13%	0.12	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(e)(f)	0.30	%(e)(f)	0.30	%(f)	0.30%	0.30%	0.23%	0.30	%(e)
Net investment income	3.30	%(e)(f)	3.27	%(e)(f)	2.46	%(f)	1.23%	0.83%	1.17%	0.93	%(e)
Waiver/reimbursement	0.11	%(e)	0.14	%(e)	0.14%		0.33%	0.27%	0.65%	4.31	%(e)
Net assets, end of period (000's)	$40,859		$31,364		$27,216		$12,627	$15,931	$17,021	$826

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves Trust Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Adviser Class Shares	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)		Period Ended August 24, 2003 (c)	Period Ended December 22, 2002 (d)	Period Ended March 31, 2002 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0156		0.0131		0.0220		0.0025	0.0070	0.0008
Less Distributions Declared to Shareholders:
From net investment income	(0.0156)		(0.0131)		(0.0220)		(0.0025)	(0.0070)	(0.0008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	1.57%		1.31%		2.22%		0.25%	0.70%	0.08%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.45	%(i)	0.45	%(i)	0.45	%(i)	0.45%	0.38%	0.45%
Net investment income (h)	3.15	%(i)	3.11	%(i)	2.44	%(i)	0.68%	1.02%	0.78%
Waiver/reimbursement (h)	0.11%		0.14%		0.14%		0.78%	0.65%	4.31%
Net assets, end of period (000's)	$6,856		$4,695		$3,262		$—	$—	$1

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves Adviser Class Shares re-commenced operations on April 14, 2005.

(c)  Columbia New York Tax-Exempt Reserves Adviser Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Columbia New York Tax-Exempt Reserves Adviser Class Shares were fully redeemed on December 22, 2002.

(e)  Columbia New York Tax-Exempt Reserves Adviser Class Shares commenced operations on February 15, 2002.

(f)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,					Period Ended December 22,		Period Ended March 31,
Market Class Shares	2007		2006 (a)		2006		2005	2004 (b)		2002 (c)		2002 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0146		0.0122		0.0206		0.0080	0.0025		0.0068		0.0008
Less Distributions Declared to Shareholders:
From net investment income	(0.0146)		(0.0122)		(0.0206)		(0.0080)	(0.0025)		(0.0068)		(0.0008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (e)	1.47	%(f)	1.23	%(f)	2.07%		0.80%	0.25	%(f)	0.68	%(f)	0.08	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.65	%(g)(h)	0.65	%(g)(h)	0.65	%(h)	0.65%	0.65	%(g)	0.58	%(g)	0.65	%(g)
Net investment income	2.95	%(g)(h)	2.92	%(g)(h)	2.07	%(h)	0.82%	0.48	%(g)	0.82	%(g)	0.58	%(g)
Waiver/reimbursement	0.11	%(g)	0.14	%(g)	0.14%		0.33%	0.13	%(g)	0.65	%(g)	4.31	%(g)
Net assets, end of period (000's)	$35,642		$37,820		$29,726		$11,469	$12,970		$—		$1

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves Market Class Shares re-commenced operations on August 25, 2003.

(c)  Columbia New York Tax-Exempt Reserves Market Class Shares were fully redeemed on December 22, 2002.

(d)  Columbia New York Tax-Exempt Reserves Market Class Shares commenced operations on February 15, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Daily Class Shares	(Unaudited) Period Ended February 28, 2007 (a)		Period Ended December 22, 2002 (a)	Period Ended March 31, 2002 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0093		0.0043	0.0004
Less Distributions Declared to Shareholders:
From net investment income	(0.0093)		(0.0043)	(0.0004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	0.93%		0.43%	0.04%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.80	%(f)	0.73%	0.80%
Net investment income (e)	2.82	%(f)	0.67%	0.43%
Waiver/reimbursement (e)	0.11%		0.65%	4.31%
Net assets, end of period (000's)	$10		$—	$1

(a)  Columbia New York Tax-Exempt Reserves Daily Class Shares were fully redeemed on December 22, 2002 and re-commenced operations on November 1, 2006.

(b)  Columbia New York Tax-Exempt Reserves Daily Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,			Period Ended March 31,		Period Ended December 22,		Period Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004 (b)		2002 (c)		2002 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0167		0.0140		0.0247		0.0121	0.0050		0.0091		0.0013
Less Distributions Declared to Shareholders:
From net investment income	(0.0167)		(0.0140)		(0.0247)		(0.0121)	(0.0050)		(0.0091)		(0.0013)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (e)	1.68	%(f)	1.40	%(f)	2.49%		1.22%	0.50	%(f)	0.91	%(f)	1.16	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(g)(h)	0.24	%(g)(h)	0.24	%(h)	0.24%	0.24	%(g)	0.17	%(g)	0.24	%(g)
Net investment income	3.36	%(g)(h)	3.32	%(g)(h)	2.53	%(h)	1.30%	0.89	%(g)	1.23	%(g)	0.99	%(g)
Waiver/reimbursement	0.11	%(g)	0.14	%(g)	0.14%		0.33%	0.29	%(g)	0.65	%(g)	4.31	%(g)
Net assets, end of period (000's)	$210,459		$154,605		$208,614		$74,101	$48,222		$—		$1

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves Institutional Class Shares re-commenced operations on August 25, 2003.

(c)  Columbia New York Tax-Exempt Reserves Institutional Class Shares were fully redeemed on December 22, 2002.

(d)  Columbia New York Tax-Exempt Reserves Institutional Class Shares commenced operations on February 15, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Retail A Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0164	0.0137	0.0100
Less Distributions Declared to Shareholders:
From net investment income	(0.0164)	(0.0137)	(0.0100)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	1.65%	1.38%	1.01%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.30%	0.30%	0.30%
Net investment income (e)(f)	3.31%	3.28%	2.77%
Waiver/reimbursement (e)	0.11%	0.14%	0.14%
Net assets, end of period (000's)	$69	$80	$74

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves Retail A Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

G-Trust Shares	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0169	0.0141	0.0104
Less Distributions Declared to Shareholders:
From net investment income	(0.0169)	(0.0141)	(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	1.70%	1.42%	1.04%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%	0.20%
Net investment income (e)(f)	3.40%	3.38%	2.89%
Waiver/reimbursement (e)	0.11%	0.14%	0.14%
Net assets, end of period (000's)	$15,371	$17,548	$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Columbia New York Tax-Exempt Reserves G-Trust Shares commenced operations on November 21, 2005.

(c)    Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Money Market Funds, February 28, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Investment Goals

Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves and Columbia Government Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income. Columbia Municipal Reserves and Columbia Tax-Exempt Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income exempt from the respective state individual income tax and federal income taxes.

Fund Shares

The Funds are authorized to issue an unlimited number of shares without par value. The Funds each offer the following classes of shares: Capital Class, Trust Class, Adviser Class, Daily Class and Institutional Class shares. Columbia Cash Reserves also offers Liquidity Class, Investor Class, Market Class, Class A, Class B, Class C, Class Z and Marsico shares. Columbia Money Market Reserves also offers Liquidity Class, Investor Class, Market Class, Class B, Class C, Retail A and G-Trust shares. Columbia Treasury Reserves also offers Liquidity Class, Investor Class, Market Class, Class A and Class B shares. Columbia Government Reserves also offers Liquidity Class, Investor Class, Market Class, Class A, Class B, Retail A and G-Trust shares. Columbia Municipal Reserves also offers Liquidity Class, Investor Class, Market Class, Class B and Class Z shares. Columbia Tax-Exempt Reserves also offers Liquidity Class, Adviser Class, Class A, Retail A and G-Trust shares. Columbia California Tax-Exempt Reserves also offers Liquidity Class, Adviser Class, Market Class and Class B shares. Columbia New York Tax-Exempt Reserves also offers Market Class shares, Class B, Retail A and G-Trust shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period financial statement presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Columbia Money Market Funds, February 28, 2007 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Tri-Party Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on an accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Funds' organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended August 31, 2006 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Cash Reserves	$—	$1,236,651,118	$—
Columbia Money Market Reserves	—	336,187,772	—
Columbia Treasury Reserves	—	263,062,285	—
Columbia Government Reserves	—	102,438,643	—
Columbia Municipal Reserves	108,383,474	930,135	—
Columbia Tax-Exempt Reserves	70,380,139	376,743	2,476
Columbia California Tax-Exempt Reserves	44,144,895	305,337	—
Columbia New York Tax-Exempt Reserves	3,832,393	20,487	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2007	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014
Columbia Cash Reserves	$355	$—	$67,233	$1,291,598	$1,218,785	$2,539,550	$10,918,073
Columbia Money Market Reserves	—	—	—	—	739,161	508,123	1,298,598
Columbia Treasury Reserves	—	16,924	20,714	7,012	422,339	711,196	514,185
Columbia Government Reserves	—	—	—	—	132,811	204,834	748,723
Columbia California Tax-Exempt Reserves	—	—	—	—	—	7,166	40,590
Columbia New York Tax-Exempt Reserves	—	—	—	—	—	—	5,216

During the year ended August 31, 2006, the following
Funds utilized capital losses as follows:

	Capital Losses Expired	Capital Losses Utilized
Columbia Cash Reserves	$41,322	$—
Columbia Municipal Reserves	—	62,126
Columbia Tax-Exempt Reserves	—	57,003

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be

Columbia Money Market Funds, February 28, 2007 (Unaudited)

taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly at the annual rate of 0.15% of each Fund's average daily net assets.

Columbia has voluntarily agreed to waive a portion of its investment advisory fee for each Fund except Columbia New York Tax-Exempt Reserves so that such fee will not exceed 0.12% annually of each Fund's average daily net assets. Columbia may revise or discontinue these waivers at any time.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly at the annual rate of 0.10% of each Fund's average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement described below.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") and an Accounting Services Agreement (the "Accounting Services Agreement") with Columbia and State Street Bank & Trust Company ("State Street") (collectively, the "State Street Agreements"). Pursuant to the State Street Agreements, State Street provides financial reporting services and accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee on the level of average daily net assets for the month. Under the State Street Agreements, the combined fee payable to State Street shall not exceed $140,000 annually.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Other Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses and direct internal costs incurred for services performed in connection with Fund expenses.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) are paid to State Street. Under its pricing and bookkeeping agreement with the Funds, Columbia received an annual fee at the same fee structure as described under the State Street Agreements above. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds' portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia Money Market Funds, February 28, 2007 (Unaudited)

For the six months ended February 28, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses, as a percentage of each Funds' average daily net assets, were as follows:

Effective Fee Rate
Columbia Cash Reserves	0.003%
Columbia Money Market Reserves	0.002%
Columbia Treasury Reserves	0.001%
Columbia Government Reserves	0.003%
Columbia Municipal Reserves	0.002%
Columbia Tax-Exempt Reserves	0.002%
Columbia California Tax-Exempt Reserves	0.001%
Columbia New York Tax-Exempt Reserves	0.001%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Market Class, Daily Class, Class A, Class B, and Class C shares of the Funds. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Class A, Class B, Class C, Marsico and Retail A shares of the Funds. The Servicing Plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Institutional Class and Marsico shares of the Funds. Under the Administration Plans, the Funds may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class and Class A shares	0.10%	0.10%
Market Class shares	0.20%	0.20%
Daily Class shares	0.35%	0.35%
Service Class shares	0.55%	0.55%
Class B and Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class, Investor Class, Market Class, Daily Class, Class A, Class B, Class C and Marsico shares	0.25%	0.25%
Retail A shares (Money Market Reserves)	0.07%	0.07%
Retail A shares (Columbia Government Reserves and Columbia Tax-Exempt Reserves)	0.09%	0.09%
Retail A shares (Columbia New York Tax-Exempt Reserves)	0.10%	0.10%
Administration Plans:
Trust Class, Class A, Class B, Class C and Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plans fees and/or Servicing Plan fees through December 31, 2007 as a percentage of each Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

Columbia Money Market Funds, February 28, 2007 (Unaudited)

**  To the extent that any Liquidity Class shares of the Funds make payments pursuant to the Distribution Plans and/or the Servicing Plans, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund's Liquidity Class shares.

Expense Limits and Fee Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees) exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that these expense limitations will continue after December 31, 2007.

Columbia is entitled to recover from the Funds any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of potential recovery expiring:				Total potential	Amount recovered during the period ended
	2010	2009	2008	2007	recovery	2/28/07
Columbia Cash Reserves	$(21,268,827)	$(16,504,916)	$(35,824,540)	$(34,904,875)	$(108,503,158)	$—
Columbia Money Market Reserves	(6,222,233)	(4,518,353)	(8,370,498)	(6,835,698)	(25,946,782)	—
Columbia Treasury Reserves	(4,261,371)	(3,256,173)	(7,192,269)	(6,279,401)	(20,989,214)	—
Columbia Government Reserves	(1,791,608)	(1,568,520)	(3,091,325)	(2,818,040)	(9,269,493)	—
Columbia Municipal Reserves	(2,385,249)	(1,990,296)	(4,105,444)	(4,109,837)	(12,590,826)	—
Columbia Tax-Exempt Reserves	(1,505,901)	(1,439,708)	(2,609,632)	(2,442,542)	(7,997,783)	—
Columbia California Tax-Exempt Reserves	(1,107,468)	(933,181)	(1,863,131)	(1,624,368)	(5,528,148)	—
Columbia New York Tax-Exempt Reserves	(176,867)	(169,692)	(263,365)	(294,863)	(904,787)	—

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred

Columbia Money Market Funds, February 28, 2007 (Unaudited)

compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

As a result of fund mergers, certain funds assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5. Shares of Beneficial Interest

As of February 28, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operationsof the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Cash Reserves	54.2%
Columbia Money Market Reserves	73.3
Columbia Treasury Reserves	73.2
Columbia Government
Reserves	71.3
Columbia Municipal Reserves	61.3
Columbia Tax-Exempt
Reserves	86.9
Columbia California Tax-Exempt Reserves	15.8
Columbia New York Tax-Exempt
Reserves	27.8

As of February 28, 2007, several of the Funds also had shareholders that held greater than 5% of the shares outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Cash Reserves	34.5%
Columbia Money Market
Reserves	16.1
Columbia Treasury Reserves	19.4
Columbia Government
Reserves	23.2
Columbia Municipal Reserves	30.9
Columbia Tax-Exempt
Reserves	5.5
Columbia California Tax-Exempt Reserves	69.6
Columbia New York Tax-Exempt
Reserves	65.7

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the

Columbia Money Market Funds, February 28, 2007 (Unaudited)

court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Note 7. Comparability of Financial Statements.

Effective August 16, 2006, the Board of Trustees of the Funds approved a proposal to change the year-end of the Funds from March 31 to August 31. Accordingly, the accompanying prior period financial statements pertain to the period from April 1, 2006 to August 31, 2006.

Note 8. Subsequent Event

On October 18, 2006, the Board of Trustees approved the following changes to the share classes offered by certain funds:

Market Class shares of Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia Tax-Exempt Reserves and Columbia California Tax-Exempt Reserves will be liquidated.

Market Class shares of Columbia Cash Reserves, Columbia Treasury Reserves and Columbia Government Reserves will be converted to Class A shares of Columbia Cash Reserves, Columbia Treasury Reserves and Columbia Government Reserves, respectively.

Daily Class shares of Columbia Money Market Reserves will be liquidated.

Class B and Class C shares of the Funds will be liquidated.

These changes will be implemented in the second quarter of 2007.

Board Consideration and Re-Approval of Investment
Advisory Agreements – Columbia Money Market Funds

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for the Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Government Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on October 17-18, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Funds, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Funds.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for each of the Funds, as relevant. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential bias resulting from the selection methodology.

The Board received and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for performance would differ from that of expenses to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked each Fund based on: (i) each Fund's one-year performance compared to actual management fees; (ii) each Fund's one-year performance compared to total

Board Consideration and Re-Approval of Investment
Advisory Agreements – Columbia Money Market Funds (continued)

expenses; (iii) each Fund's three-year performance compared to actual management fees; and (iv) each Fund's three-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates combined with the administration fee rates, payable by the Funds to CMA for investment advisory services (the "Advisory Agreement Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to a settlement agreement entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares. The Board also noted reductions in net advisory rates and/or total expenses of certain Funds across the fund complex, including in conjunction with certain Fund mergers. The Board also recognized the possibility that certain Funds would reach breakpoints sooner because of the new assets obtained as a result of a merger. Additionally, the Board received and afforded specific attention to information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in their respective Peer Groups.

For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. The Board engaged in further review of Columbia Cash Reserves because its Net Advisory Rate, performance over some periods, and total expense ratio were appreciably outside of the median range of its Peer Group. However, the Board noted other factors such as improving performance and the compression of expense ratios resulting in small differences in expense ratios causing funds to fall into different quintiles within the Peer Group that outweighed the factors noted above. The Board also specifically reviewed Columbia Municipal Reserves and Columbia Tax-Exempt Reserves because their Net Advisory Rates and performance over some periods were appreciably outside the median range of their Peer Groups. However, the Board noted that other factors, such as total expense ratios that were not outside the median range of the Funds' Peer Groups or expense Universes, outweighed the factors noted above.

The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed pursuant to the NYAG Settlement. During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. His report includes information about fees and expenses paid to CMA and their reasonableness in light of industry standards. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

After discussion with the Board, management indicated that it would review the advisory fees charged to certain money market Funds. The Board requested that management's report concerning its review be prepared and delivered as soon as available prior to the next annual review of the advisory contracts.

The Board concluded that the factors noted above supported the Advisory Agreement Rates and the Net Advisory Rates, and the approval of the Advisory Agreement for all of the Funds.

Profitability. The Board received and considered a profitability analysis of CMA based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements.

Board Consideration and Re-Approval of Investment
Advisory Agreements – Columbia Money Market Funds (continued)

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including institutional investors. In this regard, the Board concluded that, where the Advisory Agreement Rates and Net Advisory Rates were appreciably higher than the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

INDEPENDENT FEE CONSULTANT'S EVALUATION OF THE PROCESS BY WHICH MANAGEMENT FEES ARE NEGOTIATED FOR THE COLUMBIA MUTUALFUNDS OVERSEEN BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 18, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc. ("CFD"1) agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Nations Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.   The nature and quality of CMA's services, including the Fund's performance;

2.   Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.   Possible economies of scale as the Fund grows larger;

4.   Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc., the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship that I may have with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

5.   Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.   Profit margins of CMA and its affiliates from supplying such services. The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contained recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.   Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

  Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, fee waivers, expense reimbursements, and CMG's costs and profitability.

2.   Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

  Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.   Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the fund. Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

  Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.   Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than the fee waiver process to deal with fund underperformance, especially when evaluating premium-priced funds that begin to encounter poor performance.

  Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the causes of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.   Recommendation: Trustees should consider asking CMG to exert more effort in matching the 66 Nations Funds to the relevant institutional accounts for fee comparison purposes.

  Status: CMG has made the relevant matches between the Funds and institutional accounts in 2006.

6.   Recommendation: Fifty-six percent of funds have yet to reach their first management fee breakpoint. Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

assumptions reflected in the existing breakpoint schedules.

  Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

7.   Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

  Status: Trustees monitor performance on an ongoing basis.

III. Principal Finding

A. General

1.   Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.   In my view, the process by which the management fees of the Funds have been negotiated in 2006 has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong. For each of the one-, three-, and five-year performance periods, around half the Funds are ranked in the first and second quintiles and over three-fourths are in the first three quintiles.

4.   Performance rankings of equity funds have been consistently concentrated in the first two quintiles for the three performance periods. Equity fund performance improved slightly in 2006 for the one- and three-year performance periods over that in 2005.

5.   Rankings of fixed-income funds and money market funds have been relatively evenly distributed across performance quintiles. The one-year performance of fixed-income funds slipped slightly in 2006, while that of money market funds worsened for all periods.

6.   The Funds' performance adjusted for risk shows slightly less strength as compared to performance that has not been adjusted for risk. Nonetheless, risk-adjusted performance is relatively strong.

7.   The construction of the performance universe that is used to rank a Fund's performance relative to comparable funds may bias the Fund's ranking upward within the universe. The bias occurs because the universe includes all share classes of multi-class funds and because either the no-load or A share class of the Fund is ranked. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and, given all else, would outperform many of the B and C share classes in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance of the Funds for the one-year performance period. With the adjustment, the rankings for this period are more evenly distributed.

C. Management Fees Charged by Other Mutual Fund Companies

8.   Total expenses of the Funds are generally low relative to those of comparable funds. Two-thirds of the Funds are in the first two quintiles, and nearly 86 percent are in the first three quintiles. Actual management fees are much less concentrated in the low-fee quintiles and contractual management fees are considerably less so. Rankings of fixed-income funds are more highly concentrated in the low-fee quintiles than are those of equity and money market funds.

9.   The relationship between the distribution of the rankings for the three fee and expense measures partly reflects the

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

use of waivers and reimbursements that lower actual management fees and total expenses. In addition, non-management expenses of the Funds are relatively low.

10.   The rankings of equity and fixed-income funds by actual management fees and total expenses were largely the same in 2005 and 2006 while those for money market funds shifted toward higher relative fees. Many individual funds changed rankings between 2005 and 2006. These changes may have partly reflected the sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years. In addition, the ranking changes may have reflected the use of fee waivers and expense reimbursements by CMG and other fund companies, as well as the consolidation of transfer agency functions by CMG.

11.   Funds with the highest relative fees and expenses are subadvised. These funds account for 75 percent of the fourth and fifth quintile rankings for the three fee and expense measures combined. Fourteen of the 15 subadvised funds are in bottom two quintiles for contractual management fees, twelve are in the bottom two quintiles for actual management fees, and seven are in the bottom two quintiles for total expenses.

12.   Most of the subadvised Funds have management fees that are 15 to 20 basis points higher than those of their nonsubadvised Columbia counterparts. CMG has indicated that the premium in the management fee reflects the superior performance record of the subadvisory firms. The three- and five-year performance rankings of the subadvised funds are, in fact, relatively strong.

13.   The actual management fee for Columbia Cash Reserves is high within its expense peer group. The money market fund is the second largest in its peer group, and its assets significantly exceed the assets of the ten smaller funds. Six of the smaller funds have actual management fees that are lower than Columbia Cash Reserves' fee, and the average management fee of the ten smaller funds is 9 percent lower than that of Columbia Cash Reserves.

D. Review Funds

14.   CMG has identified 22 Funds for review based upon their relative performance or expenses. Thirteen of the review funds are subadvised funds, and 18 were subject to review in 2004 or 2005.

E. Possible Economies of Scale

15.   CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economy of scale as arising at the complex level and regards estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale.

16.   The memo describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. Although of significant benefit to shareholders, these measures have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

17.   CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace. Nonetheless, the difference between mutual fund management fees and institutional advisory fees appears to be large for several investment strategies.

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

G. Revenues, Expenses, and Profits

18.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

19.   Profitability generally increases with asset size. Small funds are typically unprofitable.

IV. Recommendations

A. Performance

1.   Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments that could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.   Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Fees and Expenses

3.   Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to Marsico Capital Management ("MCM") in as much as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

C. Economies of Scale

4.   Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of scale economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

5.   If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market funds and the Retirement Portfolios.

D. Institutional Fees

6.   Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

E. Profitability

7.   Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

8.   Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

9.   Trustees may wish to consider the treatment of the revenue sharing with the Private Bank division of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

Columbia Funds – Columbia Money Market Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Money Market Funds (continued)

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Important Information About This Report – Columbia Money Market Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Money Market Funds

Semiannual Report, February 28, 2007

Columbia Management®

PRESORTED

Bound Printed Matter

U.S. Postage PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/129007-0207 (04/07) 07/37366

Columbia Money Market Funds

Semiannual Report – February 28, 2007

•	Columbia Government Plus Reserves

•	Columbia Prime Reserves

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

The views expressed in this report reflects the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Money Market Funds

February 28, 2007

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you’ll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a “check-up” every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•	Gotten married or divorced

•	Added a child to your family

•	Made a significant change in employment

•	Entered or moved significantly closer to retirement

•	Experienced a serious illness or death in the family

•	Taken on or paid off substantial debt

It’s important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You’ll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it’s not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Understanding Your Expenses – Columbia Government Plus Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•	For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.49	1,023.80	1.00	1.00	0.20
Liquidity Class	1,000.00	1,000.00	1,024.40	1,023.06	1.76	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,024.30	1,022.56	2.26	2.26	0.45
Institutional Class	1,000.00	1,000.00	1,025.29	1,023.60	1.21	1.20	0.24
Retail A	1,000.00	1,000.00	1,024.99	1,023.31	1.51	1.51	0.30
G-Trust	1,000.00	1,000.00	1,025.49	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

1

Understanding Your Expenses – Columbia Prime Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•	For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,026.18	1,024.00	0.80	0.80	0.16
Liquidity Class	1,000.00	1,000.00	1,023.11	1,023.26	1.56	1.56	0.31
Adviser Class	1,000.00	1,000.00	1,024.99	1,022.76	2.06	2.06	0.41
Institutional Class	1,000.00	1,000.00	1,025.98	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

2

Financial Statements – Columbia Money Market Funds, February 28, 2007 (Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio	The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

3

Investment Portfolio – Columbia Government Plus Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Government & Agency Obligations – 67.2%
U.S. Government Agencies – 67.2%

Federal Farm Credit Bank

5.170% 03/19/08 (a)	15,000,000	14,995,384
5.190% 08/01/08 (a)	20,000,000	19,997,269
5.190% 10/06/08 (a)	18,000,000	17,996,509
5.240% 07/27/07 (a)	40,000,000	39,998,374
5.250% 10/26/07 (a)	35,000,000	35,000,000

Federal Home Loan Bank

3.250% 03/30/07	250,000	249,580
4.000% 04/25/07	8,000,000	7,985,290
5.191% 06/18/08 (a)	20,000,000	19,990,433
5.200% 01/10/08 (a)	20,000,000	19,993,287
5.200% 04/04/08 (a)	30,000,000	29,985,635
5.230% 02/14/08 (a)	10,000,000	9,998,145
5.350% 12/28/07	10,000,000	10,000,000

Federal Home Loan Mortgage Corp.

5.173% 09/27/07 (a)	60,000,000	59,986,355
5.225% 07/06/07 (a)	35,000,000	34,995,231
5.230% 06/22/07 (a)	25,000,000	24,998,555

Federal National Mortgage Association

3.100% 03/14/07	10,528,000	10,520,143
4.170% 05/25/07	677,000	675,264
5.225% 06/21/07 (a)	25,000,000	24,997,009
5.410% 12/28/07	17,000,000	17,000,000

U.S. Government Agencies Total		399,362,463

Total Government & Agency Obligations (Cost of $399,362,463)		399,362,463

Repurchase Agreements – 32.7%
Repurchase agreement with Barclays Capital, dated 02/28/07, due on 03/01/07, at 5.310%, collateralized by a U.S. Treasury Note maturing 02/29/08, market value $59,871,341, (repurchase proceeds $55,008,113)	55,000,000	55,000,000

Repurchase agreement with Deutsche Bank Securities, dated 02/28/07, due on 03/01/07, at 5.320%, collateralized by U.S. Government Agency Obligations with various maturities to 09/09/16, market value $141,660,855 (repurchase proceeds $138,903,524)	138,883,000	138,883,000

Total Repurchase Agreements (Cost of $193,883,000)		193,883,000

Total Investments – 99.9% (Cost of $593,245,463) (b)		593,245,463

Other Assets & Liabilities, Net – 0.1%		644,746

Net Assets – 100.0%		593,890,209

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.
(b)	Cost for federal income tax purposes is $593,245,463.

See Accompanying Notes to Financial Statements.

4

Investment Portfolio – Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Corporate Bonds – 42.1%
American Express Credit Corp.
5.420% 03/05/08 (a)	25,000,000	25,000,000
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
5.330% 08/01/24 (a)	8,551,000	8,551,000
Bear Stearns Companies, Inc.
5.330% 01/09/08 (a)	75,000,000	75,000,000
Berkeley Realty Co. LLC
LOC: Wachovia Bank N.A.
5.420% 03/01/22 (a)	160,000	160,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
5.370% 03/01/26 (a)	1,745,000	1,745,000
BF Ft. Myers, Inc.
LOC: Fifth Third Bank
5.370% 11/01/17 (a)	11,840,000	11,840,000
BNP Paribas
5.305% 09/26/07 (a)	50,000,000	49,992,983
5.331% 12/16/07 (a)	25,000,000	25,000,000
Bracalente’s Manufacturing Co., Inc.
LOC: Wachovia Bank N.A.
5.470% 06/01/08 (a)	530,000	530,000
Cheyne Finance LLC
5.315% 01/25/08 (a)(b)	65,500,000	65,485,527
Corporate Finance Managers, Inc.
LOC: Wells Fargo Bank N.A.
5.400% 02/02/43 (a)	5,740,000	5,740,000
Credit Agricole SA
5.330% 02/22/08 (a)(b)	75,000,000	75,000,000
Cullinan Finance Corp.
5.320% 03/15/07 (a)(b)	53,000,000	52,999,784
5.320% 08/15/07 (a)(b)	100,000,000	99,995,651
5.320% 10/22/07 (a)(b)	25,000,000	24,998,382
Fifth Third Bancorp
5.320% 02/22/08 (a)(b)	50,000,000	50,000,000
Galday Inn, Inc.
LOC: Wachovia Bank N.A.
5.420% 12/01/20 (a)	4,445,000	4,445,000
General Electric Capital Corp.
5.445% 10/17/07 (a)	100,000,000	100,000,000
Goldman Sachs Group, Inc.
5.380% 11/13/07 (a)	75,000,000	75,000,000
Grand Central, Inc.
LOC: U.S. Bank N.A.
5.370% 10/01/09 (a)	1,895,000	1,895,000
Harrier Finance Funding LLC
5.318% 05/04/07 (a)(b)	92,000,000	91,998,016
5.320% 11/15/07 (a)(b)	25,000,000	24,998,226
HBOS Treasury Services PLC
5.390% 02/01/08 (a)(b)	60,000,000	60,000,000
James A. Martin & Donna F. Martin
LOC: Wachovia Bank N.A.
5.420% 07/01/20 (a)	6,240,000	6,240,000
K2 (USA) LLC
5.320% 03/16/07 (a)(b)	25,000,000	24,999,898
Kestrel Funding US LLC
5.330% 10/05/07 (a)(b)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

5

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Corporate Bonds (continued)
Kingston Care Center of Sylvania
LOC: JPMorgan Chase Bank
5.400% 05/01/33 (a)	11,675,000	11,675,000
L.E. Pope Building Co.
LOC: Wachovia Bank N.A.
5.440% 11/01/13 (a)	8,935,000	8,935,000
Liberty Lighthouse Co. LLC
5.320% 02/12/08 (a)(b)	100,000,000	99,981,446
Lincoln Park Associates LP
LOC: National City Bank
5.400% 11/01/22 (a)	11,570,000	11,570,000
Links Finance LLC
5.250% 04/11/07 (b)(c)	50,000,000	49,701,042
5.320% 04/02/07 (a)(b)	35,000,000	34,999,692
Liquid Funding Ltd.
5.330% 11/15/07 (a)(b)	25,000,000	24,998,226
5.333% 09/06/07 (a)(b)	100,000,000	99,989,672
Lodge Apartments Holdings LLC
LOC: Wachovia Bank N.A.
5.360% 03/01/26 (a)	5,780,000	5,780,000
LP Pinewood SPV LLC
LOC: Wachovia Bank N.A.
5.320% 02/01/18 (a)	95,981,000	95,981,000
Mangus & Terranova Investment LP Project
LOC: National City Bank
5.360% 04/01/31 (a)	3,980,000	3,980,000
MMJK Properties LLC
LOC: JPMorgan Chase Bank
5.400% 05/01/26 (a)	2,000,000	2,000,000
Morgan Stanley
5.410% 02/27/08 (a)	105,000,000	105,000,000
5.485% 07/27/07 (a)	35,000,000	35,019,324
MRN LP
LOC: U.S. Bank N.A.
5.360% 12/01/33 (a)	9,800,000	9,800,000
Natexis Banques Populaires NY
5.350% 12/07/07 (a)(b)	125,000,000	125,000,000
Northern Rock PLC
5.340% 02/05/08 (a)(b)	27,000,000	27,000,000
PCP Investors LLC
LOC: Wells Fargo Bank N.A.
5.400% 12/01/24 (a)	1,900,000	1,900,000
Premier Asset Collateralized Entity LLC
5.330% 10/22/07 (a)(b)	80,000,000	79,997,566
Pretasky Roach Properties LLC
LOC: Wachovia Bank N.A.
5.440% 01/01/19 (a)	1,535,000	1,535,000
PS Greetings, Inc.
LOC: ABN AMRO Bank
5.460% 12/01/33 (a)	525,000	525,000
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A.
5.420% 06/01/26 (a)	2,305,000	2,305,000
RH Sheppard Co., Inc.
LOC: Wachovia Bank N.A.
5.320% 06/01/11 (a)	468,000	468,000

See Accompanying Notes to Financial Statements.

6

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Corporate Bonds (continued)
Sanders CRS Exchange LLC
LOC: Wells Fargo Bank N.A.
5.560% 10/01/23 (a)	620,000	620,000
Scion Investments LLC
LOC: National City Corp.
5.360% 10/01/30 (a)	3,625,000	3,625,000
Sedna Finance, Inc.
5.320% 05/30/07 (a)(b)	100,000,000	99,997,534
5.325% 12/07/07 (a)(b)	55,000,000	54,997,877
Sigma Finance, Inc.
5.200% 04/13/07 (b)	50,000,000	50,000,000
5.321% 03/16/07 (a)(b)	70,000,000	69,999,713
Smith of Georgia LLC
LOC: Fifth Third Bank
5.370% 12/01/24 (a)	10,860,000	10,860,000
Stanfield Victoria Funding LLC
5.325% 10/12/07 (a)(b)	25,000,000	24,997,701
Suncoast Beverage Sales LP
LOC: Wachovia Bank N.A.
5.320% 06/01/16 (a)(b)	9,090,000	9,090,000
Tack Capital Co.
LOC: Wachovia Bank N.A.
5.420% 06/01/31 (a)	9,110,000	9,110,000
Tango Finance Corp.
5.320% 10/15/07 (a)(b)	25,000,000	24,998,434
5.320% 11/19/07 (a)(b)	15,000,000	14,998,916
5.323% 10/15/07 (a)(b)	25,000,000	24,998,812
Tri-O Development LLC
LOC: National City Bank
5.360% 05/01/29 (a)	3,180,000	3,180,000
Turf Valley, Inc.
LOC: Wachovia Bank N.A.
5.440% 08/01/14 (a)	6,512,000	6,512,000
UBS AG/Stamford Branch
5.400% 11/28/07	24,000,000	23,998,859
Unicredito Italiano Bank Ireland
5.330% 02/08/08 (a)(b)	60,000,000	60,000,000
5.330% 02/14/08 (a)(b)	100,000,000	100,000,000
Valleydale Baptist Church
LOC: AmSouth Bank N.A.
5.350% 12/01/23 (a)	120,000	120,000
Wells Fargo & Co.
5.330% 02/15/08 (a)(b)	85,000,000	85,000,000
Westgate Investment Fund
LOC: Wells Fargo Bank N.A.
5.400% 02/01/12 (a)	2,260,000	2,260,000
Westpac Banking Corp.
5.340% 01/04/08 (a)(b)	35,250,000	35,250,000
Whistlejacket Capital LLC
5.320% 10/16/07 (a)(b)	25,000,000	24,996,916
White Pine Finance LLC
5.320% 04/16/07 (a)(b)	40,000,000	39,999,493
5.320% 04/25/07 (a)(b)	25,000,000	24,999,701

Total Corporate Bonds (Cost of $2,654,366,391)		2,654,366,391

See Accompanying Notes to Financial Statements.

7

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Commercial Paper – 24.9%
Carrera Capital Finance LLC
5.250% 05/04/07 (b)(c)	28,500,000	28,234,000
5.260% 04/23/07 (b)(c)	25,000,000	24,806,403
Cheyne Finance LLC
5.210% 08/23/07 (b)(c)	45,000,000	43,860,313
Concord Minutemen Capital Co. LLC
5.230% 08/15/07 (b)(c)	81,167,000	79,197,776
Countrywide Financial Corp.
5.290% 04/13/07 (c)	167,500,000	166,441,633
5.300% 03/06/07 (c)	37,686,000	37,658,259
5.370% 03/01/07 (c)	100,000,000	100,000,000
FCAR Owner Trust I
5.210% 07/24/07 (c)	100,000,000	97,901,528
FCAR Owner Trust II
5.210% 07/23/07 (c)	74,515,000	72,962,107
Giro Balanced Funding Corp.
5.250% 04/16/07 (b)(c)	57,008,000	56,625,571
5.250% 04/20/07 (b)(c)	42,946,000	42,632,852
Giro Funding US Corp.
5.295% 04/16/07 (a)(b)	50,000,000	49,999,049
Grampian Funding LLC
5.205% 07/24/07 (b)(c)	25,000,000	24,475,885
Ivory Funding Corp.
5.260% 04/09/07 (b)(c)	30,403,000	30,229,754
Klio III Funding Corp.
5.255% 04/17/07 (b)(c)	100,566,000	99,876,047
Manhattan Asset Funding Co. LLC
5.250% 04/19/07 (b)(c)	75,000,000	74,464,062
Nationwide Building Society
5.210% 08/08/07 (b)(c)	65,000,000	63,494,889
Paradigm Funding LLC
5.330% 03/01/07 (b)(c)	111,189,000	111,189,000
Rhineland Funding Capital Corp.
5.275% 05/16/07 (b)(c)	10,000,000	9,888,639
5.280% 03/12/07 (b)(c)	10,000,000	9,983,867
5.290% 03/21/07 (b)(c)	45,000,000	44,867,750
5.310% 03/15/07 (b)(c)	50,000,000	49,896,750
5.330% 04/05/07 (b)(c)	30,000,000	29,844,542
Sunbelt Funding Corp.
5.250% 05/04/07 (b)(c)	57,753,000	57,213,972
5.270% 03/05/07 (b)(c)	10,000,000	9,994,144
5.270% 03/14/07 (b)(c)	153,222,000	152,930,410

Total Commercial Paper (Cost of $1,568,669,202)		1,568,669,202

Extendible Commercial Notes – 12.6%
Brahms Funding Corp.
5.270% 04/11/07 (b)(c)	38,088,000	37,859,398
5.280% 04/25/07 (b)(c)	28,687,000	28,455,592
5.350% 03/01/07 (b)(c)	57,306,000	57,306,000
Capital One Multi-Asset Execution Trust
5.255% 04/24/07 (b)(c)	67,300,000	66,769,508
Citibank Credit Card Master Trust
5.255% 04/13/07 (b)(c)	100,000,000	99,372,319
5.255% 05/14/07 (b)(c)	90,869,000	89,887,438

See Accompanying Notes to Financial Statements.

8

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Extendible Commercial Notes (continued)
Deer Valley Funding LLC
5.270% 04/18/07 (b)(c)	96,662,000	95,982,788
KKR Pacific Funding Trust
5.290% 03/28/07 (b)(c)	45,000,000	44,821,462
Monument Gardens Funding LLC
5.260% 05/08/07 (b)(c)	56,089,000	55,531,725
Thornburg Mortgage Capital Resources LLC
5.290% 03/01/07 (b)(c)	100,000,000	100,000,000
5.290% 04/05/07 (b)(c)	44,000,000	43,773,706
Variable Funding Capital Co. LLC
5.280% 03/02/07 (b)(c)	75,000,000	74,989,000

Total Extendible Commercial Notes (Cost of $794,748,936)		794,748,936

Certificates of Deposit – 10.6%
Barclays Bank PLC NY
5.450% 06/12/07	53,500,000	53,500,000
5.500% 06/18/07	15,000,000	15,000,000
Canadian Imperial Bank of Commerce NY
5.400% 03/17/08 (a)	85,000,000	85,000,423
Credit Agricole SA
5.000% 03/09/07	10,000,000	10,000,000
5.260% 04/05/07	35,000,000	35,000,000
5.300% 04/18/07	44,000,000	44,000,000
5.520% 06/18/07	15,000,000	15,000,000
Credit Suisse NY
5.250% 04/03/07	40,000,000	40,000,000
5.420% 01/16/08	59,000,000	59,000,000
5.815% 03/19/07 (a)	9,800,000	9,802,219
Deutsche Bank AG NY
5.400% 11/21/07	24,000,000	23,998,860
5.400% 11/21/07	25,000,000	25,000,000
5.400% 12/12/07	47,000,000	47,000,000
Natexis Banques Populaires NY
5.410% 08/13/07 (a)	50,000,000	50,000,000
Royal Bank of Canada NY
5.370% 02/08/08 (a)	40,000,000	40,000,000
Societe Generale
5.335% 07/16/07	75,000,000	75,000,000
5.500% 06/18/07	15,000,000	15,000,000
Wachovia Bank N.A.
5.324% 03/30/07 (a)	30,000,000	29,999,622

Total Certificates of Deposit (Cost of $672,301,124)		672,301,124

Municipal Bonds – 4.4%
Florida – 0.3%
FL Hurricane Catastrophe Fund
Series 2006 B,
5.330% 08/15/07 (a)	20,000,000	20,000,000

Florida Total		20,000,000

See Accompanying Notes to Financial Statements.

9

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Georgia – 0.2%
GA Talbot County Development Authority Industrial Development Revenue
Junction City Mining Co., Series 2000, LOC: Wachovia Bank N.A.
5.440% 03/01/13 (a)	10,275,000	10,275,000

Georgia Total		10,275,000

Idaho – 0.0%
ID Boise City Urban Renewal Agency
Series 2004 B, LOC: KeyBank N.A.
5.370% 03/01/13 (a)	2,760,000	2,760,000

Idaho Total		2,760,000

Louisiana – 1.9%
LA New Orleans Pension Revenue
Series 2000, Insured: AMBAC, SPA: Bank One Louisiana
5.500% 09/01/30 (a)	119,960,000	119,960,000

Louisiana Total		119,960,000

Maryland – 0.3%
MD Baltimore Community Development Financing Corp.
Series 2000, Insured: MBIA, LIQ FAC: First Union National Bank
5.330% 08/15/30 (a)	21,710,000	21,710,000

Maryland Total		21,710,000

Michigan – 0.0%
MI Housing Development Authority
Canterbury Apartments Kalamazoo, Series 2003 B, LOC: FHLB
5.440% 06/01/38 (a)	503,000	503,000

Michigan Total		503,000

Minnesota – 0.2%
MN Eagan
Multi-Family Revenue, Thomas Lake Housing Associates, Series 2003 A-2, Guarantor: FNMA
5.370% 03/15/33 (a)	2,610,000	2,610,000
MN St. Paul Housing & Redevelopment Authority
Series 2004, LOC: U.S. Bank N.A.
5.370% 01/01/24 (a)	8,878,000	8,878,000

Minnesota Total		11,488,000

Mississippi – 0.4%
MS Business Finance Corp.
Series 2005, LOC: Wachovia Bank N.A.
5.360% 01/14/15 (a)	8,000,000	8,000,000
Telepak, Inc., Series 2000, LOC: First Union National Bank
5.320% 09/01/15 (a)	15,000,000	15,000,000

Mississippi Total		23,000,000

See Accompanying Notes to Financial Statements.

10

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Missouri – 0.6%
MO Kansas City Tax Increment Financing Commission
Series 2005,
LOC: LaSalle Bank N.A.
5.380% 11/01/28 (a)	36,170,000	36,170,000

Missouri Total		36,170,000

New Mexico – 0.1%
NM Las Cruces Industrial Development Revenue
F & A Dairy Products, Inc., Series 2003, LOC: Wells Fargo Bank N.A.
5.420% 12/01/23 (a)	3,500,000	3,500,000

New Mexico Total		3,500,000

New York – 0.0%
NY New York City Housing Development Corp.
200 West 26 LLC, Series 2002 A, LOC: Bayerische Landesbank
5.300% 06/01/33 (a)	1,458,000	1,458,000

New York Total		1,458,000

North Carolina – 0.0%
NC Wake Forest University
Series 1997, LOC: Wachovia Bank N.A.
5.320% 07/01/17 (a)	817,000	817,000

North Carolina Total		817,000

Tennessee – 0.1%
TN Hamilton County Industrial Development Board
Series 1999, LOC: First Union National Bank
5.490% 02/01/14 (a)	3,350,000	3,350,000

Tennessee Total		3,350,000

Texas – 0.3%
TX San Antonio Education Facilities Corp.
St. Anthony Catholic High School, Series 2003 B, LOC: Bank One N.A.
5.350% 12/01/23 (a)	665,000	665,000
TX State
Series 1994 A-2, SPA: DEPFA Bank PLC
5.300% 12/01/33 (a)	1,358,000	1,358,000
Series 2005, SPA: Dexia Credit Local
5.300% 12/01/26 (a)	17,168,000	17,168,000

Texas Total		19,191,000

Washington – 0.0%
WA Meadow Springs Country Club Series 2000,
LOC: U.S. Bank N.A.
5.370% 08/01/25 (a)	2,335,000	2,335,000

Washington Total		2,335,000

Total Municipal Bonds (Cost of $276,517,000)		276,517,000

See Accompanying Notes to Financial Statements.

11

Columbia Prime Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Funding Agreements – 1.5%
Genworth Life Insurance Co.
5.400% 03/05/08 (a)(d)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
5.440% 05/29/07 (a)(d)	68,000,000	68,000,000

Total Funding Agreements (Cost of $93,000,000)		93,000,000

Asset-Backed Securities – 1.0%
Capital Auto Receivables Asset Trust
5.340% 12/15/07 (b)	5,736,805	5,736,805
Paragon Mortgages PLC
5.310% 10/15/41 (a)(b)	14,156,417	14,156,417
5.320% 06/15/41 (a)(b)	44,290,458	44,290,458

Total Asset-Backed Securities (Cost of $64,183,680)		64,183,680

Repurchase Agreement – 3.2%
Repurchase agreement with Deutsche Bank Securities, dated 02/28/07, due on 03/01/07, at 5.363%, collateralized by asset-backed securities and corporate bonds with various maturities to 08/25/36, market value $206,052,452 (repurchase proceeds $200,029,794)	200,000,000	200,000,000

Total Repurchase Agreement (Cost of $200,000,000)		200,000,000

Total Investments – 100.3% (Cost of $6,323,786,333)(e)		6,323,786,333

Other Assets & Liabilities, Net – (0.3)%		(16,913,159)

Net Assets – 100.0%		6,306,873,174

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.
(b)	These securities, under Rule 144A under the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $3,859,106,516, which represents 61.2% of net assets.
(c)	The rate shown represents the discount rate at the date of purchase.
(d)	Illiquid security.
(e)	Cost for federal income tax purposes is $6,323,786,333.

Acronym	Name
AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities – Columbia Money Market Funds, February 28, 2007 (Unaudited)

	Columbia Government Plus Reserves ($)	Columbia Prime Reserves ($)
Assets
Investments, (including repurchase agreements), at identified cost	593,245,463	6,323,786,333
Investments, at value	399,362,463	6,123,786,333
Repurchase agreements, at value	193,883,000	200,000,000
Total investments, at value	593,245,463	6,323,786,333
Cash	292	—
Receivable for:
Fund shares sold	93,945	—
Interest	2,494,303	33,069,877
Deferred Trustees’ compensation plan	149,998	310,852
Expense reimbursement due from Investment Advisor	15,795	24,937
Other assets	—	33,255

Total Assets	595,999,796	6,357,225,254

Liabilities
Payable to custodian bank	—	185,732
Payable for:
Investments purchased	—	43,773,706
Fund shares repurchased	1,475	—
Distributions	1,842,996	5,295,327
Investment advisory fee	41,924	403,133
Administration fee	20,518	287,144
Transfer agent fee	10,311	20,085
Pricing and bookkeeping fees	13,193	13,967
Trustees’ fees	10,793	10,567
Distribution and service fees	4,501	43,826
Custody fee	4,915	—
Chief compliance officer expenses	2,107	2,500
Deferred Trustees’ fees	149,998	310,852
Other liabilities	6,856	5,241

Total Liabilities	2,109,587	50,352,080

Net Assets	593,890,209	6,306,873,174

Net Assets Consist of
Paid-in capital	594,046,177	6,307,190,140
Overdistributed net investment income	(51,355)	(35,421)
Accumulated net realized loss	(104,613)	(281,545)

Net Assets	593,890,209	6,306,873,174

See Accompanying Notes to Financial Statements.

13

Statements of Assets and Liabilities – Columbia Money Market Funds February 28, 2007 (Unaudited)

	Columbia Government Plus Reserves	Columbia Prime Reserves
Capital Class Shares
Net assets	$369,988,920	$5,756,612,562
Shares outstanding	370,059,238	5,756,887,392
Net asset value and offering price per share	$1.00	$1.00
Liquidity Class Shares
Net assets	$10,602	$10,580
Shares outstanding	10,604	10,581
Net asset value and offering price per share	$1.00	$1.00
Adviser Class Shares
Net assets	$11,857,711	$170,503,188
Shares outstanding	11,859,204	170,517,268
Net asset value and offering price per share	$1.00	$1.00
Institutional Class Shares
Net assets	$13,322,637	$379,746,844
Shares outstanding	13,328,783	379,774,899
Net asset value and offering price per share	$1.00	$1.00
Retail A Shares
Net assets	$9,830,317	—
Shares outstanding	9,857,929	—
Net asset value and offering price per share	$1.00	—
G-Trust Shares
Net assets	$188,880,022	—
Shares outstanding	188,946,218	—
Net asset value and offering price per share	$1.00	—

See Accompanying Notes to Financial Statements.

14

Statements of Operations – Columbia Money Market Funds For the Six Months Ended February 28, 2007 (Unaudited)

	Columbia Government Plus Reserves ($)	Columbia Prime Reserves ($)
Investment Income
Interest	15,945,624	134,215,848

Expenses
Investment advisory fee	602,251	4,978,684
Administration fee	130,385	1,590,642
Shareholder Services fee:
Liquidity Class Shares	13	13
Adviser Class Shares	9,768	208,243
Insitutional Class Shares	10,597	67,773
Retail A Shares	5,145	—
Transfer agent fee	16,112	24,707
Pricing and bookkeeping fees	75,040	80,866
Trustees’ fees	6,813	6,887
Custody fee	11,629	13,214
Registration fee	64,640	30,395
Chief compliance officer expenses	4,813	7,500
Other expenses	102,161	151,357

Total Expenses	1,039,367	7,160,281
Fees waived or reimbursed by Investment Advisor and/or Administrator	(411,582)	(2,891,134)
Fees waived by Shareholder Services Provider:
Liquidity Class Shares	(5)	(5)
Custody earnings credit	(7)	(10,148)

Net Expenses	627,773	4,258,994

Net Investment Income	15,317,851	129,956,854

Net realized loss on investments	(9,174)	(31,600)

Net Increase Resulting from Operations	15,308,677	129,925,254

See Accompanying Notes to Financial Statements.

15

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Government Plus Reserves			Columbia Prime Reserves
	(Unaudited) Six Months Ended February 28, 2007 ($)	Period Ended August 31, 2006 ($)(a)(b) (c)(d)(e)(f)	Year Ended October 31, 2005 ($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Period Ended August 31, 2006 ($)(a)(b) (c)(d)(e)	Year Ended October 31, 2005 ($)
Operations
Net investment income	15,317,851	25,735,051	17,213,408	129,956,854	137,133,272	92,009,794
Net realized gain (loss) on investments	(9,174)	(89,176)	(844)	(31,600)	(248,068)	5,676

Net Increase Resulting from Operations	15,308,677	25,645,875	17,212,564	129,925,254	136,885,204	92,015,470
Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(8,402,193)	(15,634,417)	(15,022,706)	(117,001,574)	(121,427,827)	(71,616,972)
Liquidity Class Shares	(254)	(351)	—	(239)	(342)	—
Adviser Class Shares	(189,217)	(287,349)	(307,424)	(4,150,649)	(5,180,380)	(3,182,518)
Institutional Class Shares	(1,340,630)	(1,378,233)	—	(8,804,391)	(10,207,944)	—
Trust Class Shares	—	(136,714)	(1,886,638)	—	(316,395)	(17,220,722)
Retail A Shares	(257,682)	(393,682)	—	—	—	—
G-Trust Shares	(5,127,875)	(7,904,303)	—	—	—	—

Total Distributions Declared to Shareholders	(15,317,851)	(25,735,049)	(17,216,768)	(129,956,853)	(137,132,888)	(92,020,212)
Net Capital Share Transactions	19,762,717	51,774,733	(118,893,847)	1,555,762,619	2,456,864,668	(1,536,961,632)

Total Increase (Decrease) in Net Assets	19,753,543	51,685,559	(118,898,051)	1,555,731,020	2,456,616,984	(1,536,966,374)
Net Assets
Beginning of period	574,136,666	522,451,107	641,349,158	4,751,142,154	2,294,525,170	3,831,491,544
End of period	593,890,209	574,136,666	522,451,107	6,306,873,174	4,751,142,154	2,294,525,170
Overdistributed net investment income, at end of period	(51,355)	(51,355)	(10,982)	(35,421)	(35,422)	(35,806)

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were renamed Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were renamed Capital, Adviser and Trust Class Shares, respectively.
(c)	Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.
(d)	Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.
(e)	Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.
(f)	Retail A and G-Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

16

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17

Schedule of Capital Stock Activity – Columbia Money Market Funds

Columbia Government Plus Reserves

	(Unaudited)
	Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Change in Shares
Capital Class Shares (c)
Subscriptions	518,730,651	518,730,651	1,487,104,452	1,487,109,680	2,278,508,400	2,278,508,400
Distributions reinvested	1,229,575	1,229,575	5,580,449	5,580,449	7,871,506	7,871,506
Redemptions	(467,952,624)	(467,952,624)	(1,606,467,898)	(1,606,467,899)	(2,397,956,159)	(2,397,956,159)

Net Increase (Decrease)	52,007,602	52,007,602	(113,782,997)	(113,777,770)	(111,576,253)	(111,576,253)
Liquidity Class Shares (d)
Subscriptions	—	—	10,000	10,000	—	—
Distributions reinvested	253	253	351	351	—	—

Net Increase	253	253	10,351	10,351	—	—
Adviser Class Shares (c)
Subscriptions	44,577,602	44,577,602	38,118,398	38,118,398	39,181,295	39,181,295
Distributions reinvested	186,286	186,286	282,794	282,794	307,420	307,420
Redemptions	(41,162,213)	(41,162,213)	(48,357,485)	(48,357,485)	(34,714,350)	(34,714,350)

Net Increase (Decrease)	3,601,675	3,601,675	(9,956,293)	(9,956,293)	4,774,365	4,774,365
Institutional Class Shares (e)
Subscriptions	154,288,307	154,288,307	279,210,302	279,210,302	—	—
Distributions reinvested	1,205,481	1,205,481	1,315,145	1,315,145	—	—
Redemptions	(180,865,648)	(180,865,648)	(241,824,804)	(241,824,804)	—	—

Net Increase (Decrease)	(25,371,860)	(25,371,860)	38,700,643	38,700,643	—	—
Trust Class Shares (c)(f)
Subscriptions	—	—	9,074,294	9,074,294	215,354,658	215,354,658
Distributions reinvested	—	—	—	—	1,886,628	1,886,628
Redemptions	—	—	(81,494,102)	(81,494,102)	(229,333,245)	(229,333,245)

Net Decrease	—	—	(72,419,808)	(72,419,808)	(12,091,959)	(12,091,959)
Retail A Shares
Subscriptions	577,556	577,557	440,597	440,597	—	—
Proceeds received in connection with merger	—	—	12,706,986	12,681,046	—	—
Distributions reinvested	253,509	253,509	410,039	410,039	—	—
Redemptions	(1,660,916)	(1,660,916)	(2,869,842)	(2,869,842)	—	—

Net Increase (Decrease)	(829,851)	(829,850)	10,687,780	10,661,840	—	—
G-Trust Shares
Subscriptions	193,845,936	193,845,936	656,510,379	656,510,379	—	—
Proceeds received in connection with merger	—	—	219,599,981	219,564,430	—	—
Distributions reinvested	358,981	358,981	552,881	552,881	—	—
Redemptions	(203,850,020)	(203,850,020)	(678,071,920)	(678,071,920)	—	—

Net Increase (Decrease)	(9,645,103)	(9,645,103)	198,591,321	198,555,770	—	—

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Retail A and G-Trust Shares for the Fund commenced operations on November 21, 2005.
(c)	Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were renamed Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were renamed Capital, Adviser and Trust Class Shares, respectively.
(d)	Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.
(e)	Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.
(f)	Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

See Accompanying Notes to Financial Statements.

18

Columbia Prime Reserves

	(Unaudited)
	Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Change in Shares
Capital Class Shares (c)
Subscriptions	8,399,424,432	8,399,424,432	10,378,224,296	10,378,231,774	8,170,032,714	8,170,032,714
Distributions reinvested	82,973,203	82,973,203	67,379,493	67,379,493	20,130,683	20,130,683
Redemptions	(6,952,662,621)	(6,952,662,621)	(8,313,251,953)	(8,313,251,953)	(8,993,243,587)	(8,993,243,587)

Net Increase (Decrease)	1,529,735,014	1,529,735,014	2,132,351,836	2,132,359,314	(803,080,190)	(803,080,190)
Liquidity Class Shares (d)
Subscriptions	—	—	10,000	10,000	—	—
Distributions reinvested	239	239	342	342	—	—

Net Increase	239	239	10,342	10,342	—	—
Adviser Class Shares (c)
Subscriptions	234,286,249	234,286,249	367,585,216	367,585,216	839,157,683	839,157,683
Distributions reinvested	4,040,756	4,040,756	5,130,023	5,130,023	3,182,517	3,182,517
Redemptions	(238,779,025)	(238,779,025)	(293,738,120)	(293,738,120)	(909,534,213)	(909,534,213)

Net Increase (Decrease)	(452,020)	(452,020)	78,977,119	78,977,119	(67,194,013)	(67,194,013)
Institutional Class Shares (e)
Subscriptions	615,583,362	615,583,362	1,031,618,460	1,031,618,460	—	—
Distributions reinvested	8,638,664	8,638,664	9,895,475	9,895,475	—	—
Redemptions	(597,742,640)	(597,742,640)	(688,218,422)	(688,218,422)	—	—

Net Increase (Decrease)	26,479,386	26,479,386	353,295,513	353,295,513	—	—
Trust Class Shares (c)(f)
Subscriptions	—	—	62,307,301	62,307,301	3,092,417,709	3,092,417,709
Distributions reinvested	—	—	—	—	17,220,722	17,220,722
Redemptions	—	—	(170,084,921)	(170,084,921)	(3,776,325,860)	(3,776,325,860)

Net Decrease	—	—	(107,777,620)	(107,777,620)	(666,687,429)	(666,687,429)
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,
					2005	2004 (c)	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.025		0.037		0.027	0.011	0.011	0.017	0.046

Less Distributions Declared to Shareholders:
From net investment income	(0.025)		(0.037)		(0.027)	(0.011)	(0.011)	(0.017)	(0.046)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	2.55	%(f)	3.81	%(f)	2.72%	1.07%	1.07%	1.71%	4.71%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(g)(h)	0.20	%(g)(h)	0.20%	0.19%	0.18%	0.30%	0.27%
Net investment income	5.10	%(g)(h)	4.42	%(g)(h)	2.62%	1.05%	1.04%	1.68%	4.55%
Waiver/reimbursement	0.14	%(g)	0.12	%(g)	0.11%	0.12%	0.13%	—%	0.07%
Net assets, end of period (000’s)	$369,989		$317,986		$431,820	$543,400	$724,417	$369,381	$324,272

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.
(c)	Effective February 28, 2004, Class I Shares were renamed Institutional Shares.
(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Not annualized.
(g)	Annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.024	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.024)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)(e)	2.44%	3.50%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.35%	0.35%
Net investment income (f)(g)	4.95%	4.38%
Waiver/reimbursement (f)	0.24%	0.22%
Net assets, end of period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Liquidity Class Shares commenced operations on November 17, 2005.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	Annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,		Period Ended October 31, 2003 (d)
					2005	2004 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.024		0.035		0.024	0.008	0.005

Less Distributions Declared to Shareholders:
From net investment income	(0.024)		(0.035)		(0.024)	(0.008)	(0.005)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	2.43	%(g)	3.59	%(g)	2.47%	0.82%	0.51	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.45	%(h)(i)	0.45	%(h)(i)	0.45%	0.43%	0.43	%(h)
Net investment income	4.85	%(h)(i)	4.17	%(h)(i)	2.37%	0.80%	0.79	%(h)
Waiver/reimbursement	0.14	%(h)	0.13	%(h)	0.12%	0.13%	0.13	%(h)
Net assets, end of period (000’s)	$11,858		$8,256		$18,213	$13,439	$57,353

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Effective on November 21, 2005, Preferred Shares were renamed Adviser Class Shares.
(c)	Effective February 28, 2004, Class III Shares were renamed Preferred Shares.
(d)	The Fund began offering Adviser Class Shares on February 28, 2003.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Not annualized.
(h)	Annualized.
(i)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.025	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.025)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)(e)	2.53%	3.59%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.24%	0.24%
Net investment income (f)(g)	5.06%	4.37%
Waiver/reimbursement (f)	0.14%	0.12%
Net assets, end of period (000’s)	$13,323	$38,695

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Institutional Class Shares commenced operations on November 17, 2005.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	Annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares

	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.025	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.025)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)(e)	2.50%	3.51%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.30%	0.30%
Net investment income (f)(g)	5.01%	4.39%
Waiver/reimbursement (f)	0.14%	0.12%
Net assets, end of period (000’s)	$9,830	$10,660

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Retail A Shares commenced operations on November 21, 2005.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	Annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares

	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.025	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.025)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)(e)	2.55%	3.59%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.20%	0.20%
Net investment income (f)(g)	5.10%	4.44%
Waiver/reimbursement (f)	0.14%	0.12%
Net assets, end of period (000’s)	$188,880	$198,528

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	G-Trust Shares commenced operations on November 21, 2005.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	Annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,
					2005	2004 (c)	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.026		0.039		0.028	0.011	0.011	0.017	0.045

Less Distributions Declared to Shareholders:
From net investment income	(0.026)		(0.039)		(0.028)	(0.011)	(0.011)	(0.017)	(0.045)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	2.62	%(f)	3.94	%(f)	2.80%	1.12%	1.15%	1.72%	4.64%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.16	%(g)(h)	0.16	%(g)(h)	0.18%	0.17%	0.14%	0.26%	0.30%
Net investment income	5.23	%(g)(h)	4.75	%(g)(h)	2.69%	1.11%	1.10%	1.72%	4.27%
Waiver/reimbursement	0.12	%(g)	0.12	%(g)	0.11%	0.11%	0.14%	0.04%	0.01%
Net assets, end of period (000’s)	$5,756,613		$4,226,907		$2,094,764	$2,897,846	$3,639,495	$1,239,803	$1,035,540

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Effective November 23, 2005, Institutional Shares were renamed Capital Class Shares.
(c)	Effective February 28, 2004, Class I Shares were renamed Institutional Shares.
(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Not annualized.
(g)	Annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.023	0.034

Less Distributions Declared to Shareholders:
From net investment income	(0.023)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)(e)	2.31%	3.41%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.31%	0.31%
Net investment income (f)(g)	5.07%	4.55%
Waiver/reimbursement (f)	0.22%	0.22%
Net assets, end of period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Liquidity Class Shares commenced operations on November 22, 2005.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	Annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,				Period Ended October 31, 2001 (d)
					2005	2004 (c)	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.025		0.037		0.025	0.009	0.009	0.015	0.024

Less Distributions Declared to Shareholders:
From net investment income	(0.025)		(0.037)		(0.025)	(0.009)	(0.009)	(0.015)	(0.024)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	2.50	%(g)	3.72	%(g)	2.54%	0.87%	0.90%	1.51%	2.43	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.41	%(h)(i)	0.41	%(h)(i)	0.43%	0.42%	0.39%	0.45%	0.49	%(h)
Net investment income	4.98	%(h)(i)	4.45	%(h)(i)	2.44%	0.86%	0.85%	1.53%	4.07	%(h)
Waiver/reimbursement	0.12	%(h)	0.12	%(h)	0.11%	0.11%	0.14%	0.09%	0.01	%(h)
Net assets, end of period (000’s)	$170,503		$170,956		$91,991	$159,185	$157,533	$4,748	$52

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Effective November 23, 2005, Preferred Shares were renamed Adviser Class Shares.
(c)	Effective February 28, 2004, Class III Shares were renamed Preferred Shares.
(d)	The Fund began offering Adviser Class Shares on March 1, 2001.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Not annualized.
(h)	Annualized.
(i)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.026	0.036

Less Distributions Declared to Shareholders:
From net investment income	(0.026)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)(e)	2.60%	3.66%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.20%	0.20%
Net investment income (f)(g)	5.19%	4.73%
Waiver/reimbursement (f)	0.12%	0.12%
Net assets, end of period (000’s)	$379,747	$353,269

(a)	The Fund changed its fiscal year end from October 31 to August 31.
(b)	Institutional Class Shares commenced operations on November 22, 2005.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	Annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Notes to Financial Statements – Columbia Money Market Funds, February 28, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Government Plus Reserves and Columbia Prime Reserves (each a “Fund” and collectively, the “Funds”).

Investment Goals

Columbia Government Plus Reserves seeks current income with liquidity and stability of principal. Columbia Prime Reserves seeks to preserve the principal value of a shareholder’s investment and to maintain a high degree of liquidity while providing current income.

Fund Shares

Each Fund may issue an unlimited number of shares. Columbia Government Plus Reserves offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Columbia Prime Reserves offers five classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class and Institutional Class shares. Retail A and G-Trust shares are closed to new investors. Trust Class shares of each Fund were not active as of February 28, 2007. Each class of shares is offered continuously at net asset value and has its own expense structure.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other open-end investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Funds’ investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. Collateral is required to be at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on an accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and

30

unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Funds’ organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended August 31, 2006 was as follows:

Ordinary Income*
Columbia Government Plus Reserves	$25,735,049
Columbia Prime Reserves	137,132,888

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring
	2011	2012	2013	2014
Columbia Government Plus Reserves	$5,215	$204	$844	$89,176
Columbia Prime Reserves	—	1,877	—	165,474

During the period ended August 31, 2006, neither of the Funds utilized capital loss carryforwards.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly at the annual rate of 0.20% of each Fund’s average daily net assets.

31

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Columbia has voluntarily agreed to waive a portion of its investment advisory fee for the Funds so that such fee will not exceed 0.09% annually of each Fund’s average daily net assets. Columbia may revise or discontinue this waiver at any time.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly, at the annual rate of 0.067% of each Fund’s average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement described below.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. Under the State Street Agreements, the combined fee payable to State Street by each Fund will not exceed $140,000 annually. The Funds also reimburse State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out- of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under separate agreements, Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. Under its pricing and bookkeeping agreement with the Funds, Columbia received an annual fee at the same fee structure described under the State Street Agreements above. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended February 28, 2007, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, for Columbia Government Plus Reserves and Columbia Prime Reserves was less than 0.01% of each Fund’s average daily net assets.

32

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Distribution and Shareholder Services Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Funds’ shares.

The Trust has adopted a distribution plan (“Distribution Plan”) for the Liquidity Class shares and shareholder servicing plans and shareholder administration plans (“Servicing Plans”) for each class of shares of the Funds. Currently, the Servicing Plans have not been implemented with respect to the Capital Class shares of each Fund and the G-Trust shares of Columbia Government Plus Reserves. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. The Servicing Plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

	Current Rate (after fee waivers)	Plan Limit
Distribution Plan:
Liquidity Class shares
Servicing Plans:	0.15%*	0.25%**
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Institutional Class shares	0.04%	0.04%
Retail A shares	0.10%	0.10%

*	The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of each Fund’s Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.
**	To the extent that any Liquidity Class shares of the Funds make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund’s Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and shareholder servicing fees, interest, taxes and extraordinary expenses, if any) exceed 0.20% of average net assets annually for Columbia Government Plus Reserves and 0.16% of average net assets annually for Columbia Prime Reserves.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds’ eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Assets and Liabilities.

As a result of fund mergers, certain funds assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund’s assets.

33

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Note 5. Shares of Beneficial Interest

As of February 28, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Government Plus Reserves	96.1
Columbia Prime Reserves	89.4

As of February 28, 2007, Columbia Prime Reserves had another shareholder that held greater than 5% of the shares outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of this shareholder may have a significant effect on the operations of the Fund. This shareholder held 8.2% of Columbia Prime Reserves’ outstanding shares.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On

34

Columbia Money Market Funds, February 28, 2007 (Unaudited)

September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Note 7. Comparability of Financial Statements.

Effective August 16, 2006, the Board of Trustees of the Funds approved a proposal to change the year-end of the Funds from October 31 to August 31. Accordingly, the accompanying prior period financial statements pertain to the period from November 1, 2005 to August 31, 2006.

35

Board Consideration and Re-Approval of Investment Advisory Agreements

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Columbia Funds Series Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Columbia Government Plus Reserves and Columbia Prime Reserves. The investment advisory agreement with CMA is referred to as an “Advisory Agreement.” The funds identified above are each referred to as a “Fund” and collectively referred to as the “Funds.”

More specifically, at meetings held on October 17-18, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Funds, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Funds.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Fund Performance and Expenses

The Board considered the one-year, three-year, five-year and ten-year performance results for each of the Funds, as relevant. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Fund (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to each Fund’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund’s Peer Group and Universe and considered potential bias resulting from the selection methodology.

The Board received and considered statistical information regarding each Fund’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund’s Peer Group and Universe, which comparative data was provided by Lipper. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for performance would differ from that of expenses to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked each Fund based on: (i) each Fund’s one-year performance compared to actual management fees; (ii) each Fund’s one-year performance

36

Board Consideration and Re-Approval of Investment Advisory Agreements (continued)

compared to total expenses; (iii) each Fund’s three-year performance compared to actual management fees; and (iv) each Fund’s three-year performance compared to total expenses.

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rates combined with the administration fee rates, payable by the Funds to CMA for investment advisory services (the “Advisory Agreement Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to a settlement agreement entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares. The Board also noted reductions in net advisory rates and/or total expenses of certain Funds across the fund complex, including in conjunction with certain Fund mergers. The Board also recognized the possibility that certain Funds would reach breakpoints sooner because of the new assets obtained as a result of a merger. Additionally, the Board received and afforded specific attention to information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in their respective Peer Groups.

For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds’ Advisory Agreement. The Board engaged in further review of Columbia Cash Reserves because its Net Advisory Rate, performance over some periods, and total expense ratio were appreciably outside of the median range of its Peer Group. However, the Board noted other factors such as improving performance and the compression of expense ratios resulting in small differences in expense ratios causing funds to fall into different quintiles within the Peer Group that outweighed the factors noted above. The Board also specifically reviewed Columbia Municipal Reserves and Columbia Tax-Exempt Reserves because their Net Advisory Rates and performance over some periods were appreciably outside the median range of their Peer Groups. However, the Board noted that other factors, such as total expense ratios that were not outside the median range of the Funds’ Peer Groups or expense Universes, outweighed the factors noted above.

The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed pursuant to the NYAG Settlement. During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. His report includes information about fees and expenses paid to CMA and their reasonableness in light of industry standards. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

After discussion with the Board, management indicated that it would review the advisory fees charged to certain money market Funds. The Board requested that management’s report concerning its review be prepared and delivered as soon as available prior to the next annual review of the advisory contracts.

The Board concluded that the factors noted above supported the Advisory Agreement Rates and the Net Advisory Rates, and the approval of the Advisory Agreement for both of the Funds.

Profitability

The Board received and considered a profitability analysis of CMA based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further

37

Board Consideration and Re-Approval of Investment Advisory Agreements (continued)

economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients

The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including institutional investors. In this regard, the Board concluded that, where the Advisory Agreement Rates and Net Advisory Rates were appreciably higher than the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Funds. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

38

Summary of Management Fee Evaluation by Independent Fee Consultant

INDEPENDENT FEE CONSULTANT’S EVALUATION OF THE PROCESS BY WHICH MANAGEMENT FEES ARE NEGOTIATED FOR THE COLUMBIA MUTUAL FUNDS OVERSEEN BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 18, 2006

I. Overview

Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc. (“CFD”1) agreed on February 9, 2005 to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Nations Fund (“Fund” and together with all such funds or a group of such funds as the “Funds”) only if the Independent Members of the Fund’s Board of Trustees (such Independent Members of the Fund’s Board together with the other members of the Fund’s Board, referred to as the “Trustees”) appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds’ Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.”

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

[1]

CMA and CFD are subsidiaries of Columbia Management Group, Inc. (“CMG”), which also is the parent of Columbia Management Services, Inc., the Funds’ transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

[2]

I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship that I may have with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

39

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services. The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contained recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.	Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, fee waivers, expense reimbursements, and CMG’s costs and profitability.

2.	Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG’s fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. (“Lipper”) in performing the Trustees’ screening procedures.

3.	Recommendation: Trustees should consider whether…the fund-by-fund screen…should place comparable emphasis on both basis point and quintile information in their evaluation of the fund. Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.	Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than the fee waiver process to deal with fund underperformance, especially when evaluating premium-priced funds that begin to encounter poor performance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the causes of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.	Recommendation: Trustees should consider asking CMG to exert more effort in matching the 66 Nations Funds to the relevant institutional accounts for fee comparison purposes.

Status: CMG has made the relevant matches between the Funds and institutional accounts in 2006.

6.	Recommendation: Fifty-six percent of funds have yet to reach their first management fee breakpoint. Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

40

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG’s view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG’s analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds’ assets increase.

7.	Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Principal Finding

A. General

1.	Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.	In my view, the process by which the management fees of the Funds have been negotiated in 2006 has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong. For each of the one-, three-, and five-year performance periods, around half the Funds are ranked in the first and second quintiles and over three-fourths are in the first three quintiles.

4.	Performance rankings of equity funds have been consistently concentrated in the first two quintiles for the three performance periods. Equity fund performance improved slightly in 2006 for the one- and three-year performance periods over that in 2005.

5.	Rankings of fixed-income funds and money market funds have been relatively evenly distributed across performance quintiles. The one-year performance of fixed-income funds slipped slightly in 2006, while that of money market funds worsened for all periods.

6.	The Funds’ performance adjusted for risk shows slightly less strength as compared to performance that has not been adjusted for risk. Nonetheless, risk-adjusted performance is relatively strong.

7.	The construction of the performance universe that is used to rank a Fund’s performance relative to comparable funds may bias the Fund’s ranking upward within the universe. The bias occurs because the universe includes all share classes of multi-class funds and because either the no-load or A share class of the Fund is ranked. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and, given all else, would outperform many of the B and C share classes in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance of the Funds for the one-year performance period. With the adjustment, the rankings for this period are more evenly distributed.

C. Management Fees Charged by Other Mutual Fund Companies

8.	Total expenses of the Funds are generally low relative to those of comparable funds. Two-thirds of the Funds are in the first two quintiles, and nearly 86 percent are in the first three quintiles. Actual management fees are much less concentrated in the low-fee quintiles and contractual management fees are considerably less so. Rankings of fixed-income funds are more highly concentrated in the low-fee quintiles than are those of equity and money market funds.

9.	The relationship between the distribution of the rankings for the three fee and expense measures partly reflects the use of waivers and reimbursements that lower actual management fees and total expenses. In addition, non-management expenses of the Funds are relatively low.

41

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

10.	The rankings of equity and fixed-income funds by actual management fees and total expenses were largely the same in 2005 and 2006 while those for money market funds shifted toward higher relative fees. Many individual funds changed rankings between 2005 and 2006. These changes may have partly reflected the sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years. In addition, the ranking changes may have reflected the use of fee waivers and expense reimbursements by CMG and other fund companies, as well as the consolidation of transfer agency functions by CMG.

11.	Funds with the highest relative fees and expenses are subadvised. These funds account for 75 percent of the fourth and fifth quintile rankings for the three fee and expense measures combined. Fourteen of the 15 subadvised funds are in bottom two quintiles for contractual management fees, twelve are in the bottom two quintiles for actual management fees, and seven are in the bottom two quintiles for total expenses.

12.	Most of the subadvised Funds have management fees that are 15 to 20 basis points higher than those of their nonsubadvised Columbia counterparts. CMG has indicated that the premium in the management fee reflects the superior performance record of the subadvisory firms. The three- and five-year performance rankings of the subadvised funds are, in fact, relatively strong.

13.	The actual management fee for Columbia Cash Reserves is high within its expense peer group. The money market fund is the second largest in its peer group, and its assets significantly exceed the assets of the ten smaller funds. Six of the smaller funds have actual management fees that are lower than Columbia Cash Reserves’ fee, and the average management fee of the ten smaller funds is 9 percent lower than that of Columbia Cash Reserves.

D. Review Funds

14.	CMG has identified 22 Funds for review based upon their relative performance or expenses. Thirteen of the review funds are subadvised funds, and 18 were subject to review in 2004 or 2005.

E. Possible Economies of Scale

15.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economy of scale as arising at the complex level and regards estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale.

16.	The memo describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. Although of significant benefit to shareholders, these measures have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

17.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds’ management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds’ management fees and institutional fees are consistent with those seen generally in the marketplace. Nonetheless, the difference between mutual fund management fees and institutional advisory fees appears to be large for several investment strategies.

G. Revenues, Expenses, and Profits

18.	The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

19.	Profitability generally increases with asset size. Small funds are typically unprofitable.

42

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

IV. Recommendations

A. Performance

1.	Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments that could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.	Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Fees and Expenses

3.	Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to Marsico Capital Management (“MCM”) in as much as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

C. Economies of Scale

4.	Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of scale economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

5.	If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market funds and the Retirement Portfolios.

D. Institutional Fees

6.	Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

E. Profitability

7.	Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

8.	Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

9.	Trustees may wish to consider the treatment of the revenue sharing with the Private Bank division of Bank of America in their review of CMG’s profitability.

Respectfully submitted,

John D. Rea

43

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.	Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.	CMG’s expenses and profitability obtained directly from CMG;

3.	Information on CMG’s organizational structure;

4.	Profitability of publicly traded asset managers from Lipper;

5.	Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.	Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.	Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.	Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.	Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting (“NERA”) to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

44

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

45

Columbia Money Market Funds

Semiannual Report – February 28, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/129103-0207 (0407) 07/37271

Columbia Money Market Funds

Semiannual Report – February 28, 2007

•	Columbia Connecticut Municipal Reserves

•	Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

The views expressed in this report reflects the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Money Market Funds

February 28, 2007

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you’ll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a “check-up” every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•	Gotten married or divorced

•	Added a child to your family

•	Made a significant change in employment

•	Entered or moved significantly closer to retirement

•	Experienced a serious illness or death in the family

•	Taken on or paid off substantial debt

It’s important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You’ll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it’s not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•	For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,016.41	1,023.31	1.50	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,016.91	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•	For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,016.51	1,023.41	1.40	1.40	0.28
G-Trust Shares	1,000.00	1,000.00	1,016.91	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds – 99.0%

	Par ($)	Value ($)
Alabama - 1.4% AL Birmingham Public Educational Building Authority
CHF-Birmingham LLC, Series 2000 A, LOC: Wachovia Bank N.A.
3.660% 06/01/30 (a)	2,105,000	2,105,000

Alabama Total		2,105,000
Connecticut - 67.0% CT ABN AMRO Munitops Certificates Trust
Series 2005, SPA: ABN AMRO Bank N.V.
3.680% 07/01/13 (a)	2,500,000	2,500,000

CT Development Authority
Health Care Revenue,
Independent Living Program, Series 1990, LOC: Chase Manhattan Bank
3.500% 07/01/15 (a)	4,295,000	4,295,000
Industrial Development Revenue, Series 1984, LOC: Citizens Bank of Connecticut
3.530% 12/01/14 (a)	4,050,000	4,050,000
Pollution Control Revenue, Central Vermont Public Service, Series 1985, LOC: Citizens Bank N.A.
3.660% 12/01/15 (a)	2,600,000	2,600,000
Solid Waste Program, Rand-Whitney Containerboard LP, Series 1993, AMT, LOC: Bank of Montreal
3.560% 08/01/23 (a)	2,555,000	2,555,000
Water Facility Revenue: Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island
3.540% 07/01/28 (a)	1,250,000	1,250,000
Series 2004 B, LOC: Citizens Bank of Rhode Island
3.510% 09/01/28 (a)	1,125,000	1,125,000

CT Fairfield
Series 2006,
4.500% 07/26/07	3,000,000	3,009,196

CT Health & Educational Facilities Authority
3.700% 03/01/07	7,000,000	7,000,000
Hospital of St. Raphael, Series 2004 M, LOC: KBC Bank N.V.
3.470% 07/01/24 (a)	6,705,000	6,705,000
Kingswood Oxford School, Series 2002 B, LOC: Allied Irish Bank PLC
3.640% 07/01/30 (a)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Connecticut (continued)
Taft School, Series 2000 E, LOC: Wachovia Bank N.A.
3.530% 07/01/30 (a)	4,000,000	4,000,000
Yale University, Series 2005 Y-3
3.620% 07/01/35 (a)	115,000	115,000
CT Housing Finance Authority
Series 2000 B-3, AMT, Insured: AMBAC, SPA: FHLB
3.680% 11/15/31 (a)	3,500,000	3,500,000
Series 2005 D-5, AMT, Insured: AMBAC, SPA: DEPFA Bank PLC
3.680% 11/15/35 (a)	6,275,000	6,275,000
Series 2005, AMT: LIQ FAC: Landesbank Hessen-Thuringen, GIC: Rabobank International
3.700% 11/15/09 (a)	20,000	20,000
LIQ FAC: Lehman Liquidity
3.620% 11/15/29 (a)	9,000,000	9,000,000
Series 2006, AMT, LIQ FAC: Merrill Lynch Capital Services
3.700% 11/15/31 (a)	1,000,000	1,000,000
CT New Haven
3.550% 03/09/07	5,000,000	5,000,000
3.570% 03/06/07	2,500,000	2,500,000
CT Regional School District No. 10
Series 2006,
4.500% 08/13/07	4,000,000	4,014,682
CT South Central Regional Water Authority Water Systems Revenue
Series 2003 B, Insured: MBIA, SPA: JPMorgan Chase Bank
3.500% 08/01/32 (a)	1,100,000	1,100,000
CT Special Tax Obligation Revenue Series 2000-1, Insured: FGIC, SPA: Dexia Public Finance Bank
3.530% 09/01/20 (a)	4,000,000	4,000,000
Series 2001 B, Insured: FSA
5.000% 10/01/07	5,000,000	5,042,763
Series 2003-2, Insured: AMBAC
3.530% 02/01/22 (a)	4,010,000	4,010,000
CT State
Series 1997 B, SPA: Bayerische Landesbank
3.530% 05/15/14 (a)	8,250,000	8,250,000

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Connecticut (continued)
Series 2001 A, SPA: Landesbank Hessen-Thuringen
3.650% 02/15/21 (a)	2,140,000	2,140,000
Series 2001, LIQ FAC: JPMorgan Chase Bank
3.580% 06/15/15 (a)	1,100,000	1,100,000
Series 2006-75, Insured: AMBAC, LIQ FAC: Goldman Sachs
3.690% 06/01/20 (a)	1,000,000	1,000,000
CT University
Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services
3.670% 01/15/11 (a)	3,100,000	3,100,000

Connecticut Total		101,256,641

Louisiana – 0.2%
LA St. Charles Parish Pollution Control Revenue
Shell Oil Co., Series 1993, AMT,
3.690% 09/01/23 (a)	320,000	320,000

Louisiana Total		320,000
Massachusetts – 2.0%
MA State
3.580% 03/05/07	3,000,000	3,000,000

Massachusetts Total		3,000,000
New York – 3.3%
NY New York City
3.700% 03/01/07	5,000,000	5,000,000

New York Total		5,000,000

Puerto Rico – 23.6%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002-1, Insured: MBIA, LIQ FAC: Bank of New York
3.660% 07/01/20 (a)	3,000,000	3,000,000
Series 2005-681, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank
3.650% 07/01/12 (a)	3,505,000	3,505,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2004-1, Insured: MBIA, LIQ FAC: Citigroup Financial Products
3.650% 09/15/21 (a)	3,500,000	3,500,000
Series 2005, Insured: AMBAC, LIQ FAC: Dexia Credit Local
3.640% 07/01/41 (a)	1,000,000	1,000,000
Series 2006, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services
3.640% 07/01/20 (a)	1,195,000	1,195,000

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Puerto Rico (continued) PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 Z-6, Insured: FGIC, LIQ FAC: Goldman Sachs
3.710% 06/26/37 (a)	3,118,000	3,118,000
Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services
3.550% 07/01/24 (a)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003, Insured: CIFG, LIQ FAC: Morgan Stanley
3.640% 07/01/36 (a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2006, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank
3.680% 08/01/10 (a)	2,090,000	2,090,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products
3.700% 09/03/09 (a)	5,000,000	5,000,000
Series 2000-620, Insured: MBIA, SPA: Merrill Lynch Capital Services
3.640% 01/01/13 (a)	2,000,000	2,000,000
Series 2003, Insured: MBIA, LIQ FAC: Morgan Stanley
3.640% 07/01/20 (a)	3,000,000	3,000,000
Series 2006, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co.
3.680% 07/01/35 (a)	3,305,000	3,305,000

Puerto Rico Total		35,713,000
Texas – 1.5% TX Gulf Coast Waste Disposal Authority
Environmental Facilities Revenue, BP PLC, Series 2003, AMT,
3.690% 05/01/38 (a)	2,310,000	2,310,000

Texas Total		2,310,000
Total Municipal Bonds
(Cost of $149,704,641)		149,704,641

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Municipal Reserves, February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Variable Rate Demand Note – 0.6% Puttable Floating Option Tax-Exempt Receipts
Series 2006 A, SPA: Merrill Lynch Capital Services
3.730% 10/01/39 (a)	930,000	930,000

Variable Rate Demand Note
(Cost of $930,000)		930,000

Total Investments – 99.6%
(Cost of $150,634,641) (b)		150,634,641

Other Assets & Liabilities, Net – 0.4%		576,566

Net Assets – 100.0%		151,211,207

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b)	Cost for federal income tax purposes is $150,634,641.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Investment Portfolio – Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds – 99.8%

	Par ($)	Value ($)
Illinois – 0.7%
IL Will County Exempt Facilities Revenue
Amoco Corp., Series 1998, AMT,
3.690% 03/01/28 (a)	2,050,000	2,050,000

Illinois Total		2,050,000

Louisiana – 0.3%
LA Calcasieu Parish, Inc. Industrial Development Board
Citgo Petroleum Corp. Series 1995, AMT, LOC: BNP Paribas
3.690% 03/01/25 (a)	930,000	930,000

Louisiana Total		930,000

Massachusetts – 80.4%
MA Bay Transportation Authority
Sales Tax Revenue: Series 2005, LIQ FAC: Lehman Liquidity Co.
3.550% 07/01/31 (a)	4,000,000	4,000,000
Series 2006, LIQ FAC: Dexia Credit Local
3.670% 07/01/27 (a)	500,000	500,000
MA Boston Industrial Development Financing Authority
Series 2006 A, LOC: Sovereign Bank, LOC: Fifth Third Bank
3.470% 06/01/36 (a)	8,000,000	8,000,000
MA Boston Water & Sewer Commission
Series 1994 A, LOC: State Street Bank & Trust Co.
3.560% 11/01/24 (a)	3,000,000	3,000,000
MA Development Finance Agency
3.580% 03/05/07	2,400,000	2,400,000
3.670% 03/01/07	10,000,000	10,000,000
3.670% 03/06/07	11,500,000	11,500,000
Belmont Day School, Inc., Series 2001, LOC: Sovereign Bank FSB, LOC: PNC Bank N.A.
3.680% 07/01/31 (a)	4,000,000	4,000,000
Boston College High School, Series 2003, LOC: Citizens Bank of Massachusetts
3.540% 08/01/33 (a)	3,000,000	3,000,000
Boston University, Series 2002 R-4, Insured: XLCA, SPA: Societe Generale
3.620% 10/01/42 (a)	2,880,000	2,880,000
Clarendon Street Associates, Series 2006 A, AMT, LOC: Bayerische Landesbank
3.570% 12/01/40 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Massachusetts (continued)
Dexter School, Series 2000, Insured: MBIA, SPA: First Union National Bank
3.680% 05/01/31 (a)	4,150,000	4,150,000
Elderhostel, Inc., Series 2000, LOC: Citizens Bank of Massachusetts, LOC: Royal Bank of Scotland
3.650% 08/01/30 (a)	2,400,000	2,400,000
Governor Dummer Academy, Series 2006 D, LOC: Citizens Bank of Massachusetts
3.540% 08/01/36 (a)	5,000,000	5,000,000
Mystic Valley Regional Charter School, Series 2005, LOC: Sovereign Bank FSB, LOC: Bank of Nova Scotia
3.650% 06/15/08 (a)	2,530,000	2,530,000
Series 2004 A, AMT, LOC: PNC Bank N.A.
3.560% 12/01/37 (a)	4,560,000	4,560,000
Series 2006, AMT, Insured: FNMA
3.670% 07/15/40 (a)	5,000,000	5,000,000
Shady Hill School, Series 1998 A, LOC: Citizens Bank of Massachusetts
3.650% 10/01/28 (a)	4,600,000	4,600,000
Various Bridgewell, Inc., Series 2005 A, LOC: KeyBank N.A.
3.670% 06/01/30 (a)	3,585,000	3,585,000
Young Men’s Christian Association of Greater Boston, Series 2004 B, LOC: Citizens Bank of Massachusetts
3.660% 12/31/07 (a)	2,000,000	2,000,000
Young Men’s Christian Association of the North Shore, Series 2002, LOC: KeyBank N.A.
3.720% 11/01/22 (a)	4,960,000	4,960,000
MA Eclipse Funding Trust
Series 2005, Insured: FSA, LIQ FAC: U.S. Bank Trust, N.A.
3.670% 08/15/24 (a)	6,370,000	6,370,000
Series 2006, Insured: AMBAC, LIQ FAC: U.S. Bank Trust, N.A.
3.670% 07/01/35 (a)	3,380,000	3,380,000

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Massachusetts (continued)
MA Floater-TRS Trust
Series 2006, AMT, LIQ FAC: Lehman Liquidity Co.
3.630% 12/01/48 (a)	5,515,000	5,515,000

MA Health & Educational Facilities Authority
Emmanuel College, Series 2003, LOC: Allied Irish Bank PLC, LOC: State Street Bank & Trust Co.
3.660% 07/01/33 (a)	6,100,000	6,100,000
Massachusetts Institute of Technology, Series 2001 J-2,
3.600% 07/01/31 (a)	5,000,000	5,000,000
Partners Healthcare Systems, Inc.: Series 2003 D-3, SPA: JPMorgan Chase Bank
3.660% 07/01/38 (a)	8,105,000	8,105,000
Series 2003 D-4, SPA: Citibank N.A.
3.630% 07/01/38 (a)	1,700,000	1,700,000
Series 2003 D-5,
3.590% 07/01/17 (a)	3,100,000	3,100,000
Series 2005 F-3,
3.630% 07/01/40 (a)	3,000,000	3,000,000
Series 2003, Insured: MBIA, SPA: Merrill Lynch Capital Services
3.730% 01/01/09 (a)	6,350,000	6,350,000
Series 2006, LOC: Allied Irish Bank PLC
3.650% 05/01/36 (a)	6,400,000	6,400,000
Series 2007, Insured: FGIC, LIQ FAC: Deutsche Bank AG
3.670% 10/01/31 (a)	4,000,000	4,000,000

MA Housing Finance Agency
Series 2003 G, SPA: HSBC Bank USA N.A.
3.470% 12/01/25 (a)	6,515,000	6,515,000
Series 2005 R-421, AMT, Insured: FSA, LIQ FAC: Citibank N.A.
3.710% 07/01/22 (a)	4,700,000	4,700,000
Series 2005, AMT, Insured: FSA, SPA: Merrill Lynch Capital Services
3.680% 07/01/25 (a)	1,500,000	1,500,000
Series 2006, AMT: LIQ FAC: Merrill Lynch Capital Services
3.680% 12/01/28 (a)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

10

Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Massachusetts (continued)
SPA: Bank of New York
3.690% 06/01/31 (a)	3,300,000	3,300,000
MA Industrial Finance Agency
Governor Dummer Academy, Series 1996, LOC: Citizens Bank of Massachusetts
3.680% 07/01/26 (a)	2,800,000	2,800,000
Series 1996, AMT, LOC: Citizens Bank of Massachusetts
3.750% 05/01/16 (a)	1,700,000	1,700,000
MA Municipal Wholesale Electric Co.
Series 2001 A, Insured: MBIA
5.000% 07/01/07	7,000,000	7,029,083
MA North Andover
Series 2006 A,
4.000% 04/04/07	3,510,899	3,512,506
MA Port Authority
Series 2005, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A.
3.750% 01/01/22 (a)	2,500,000	2,500,000
MA Roaring Fork Municipal Products LLC
Series 2005-7 A, Insured: AMBAC, SPA: Bank of New York
3.690% 07/01/27 (a)	5,165,000	5,165,000
MA School Building Authority
Sales Tax Revenue, Series 2005 A, Insured: FSA, LIQ FAC: Citibank N.A.
3.700% 08/15/30 (a)	1,000,000	1,000,000
MA Special Obligation
Dedicated Tax Revenue, Series 2004, Insured: FGIC, SPA: Merrill Lynch Capital Services
3.670% 01/01/12 (a)	6,140,000	6,140,000
MA State
3.730% 03/01/07	450,000	450,000
Series 1998 B, SPA: DEPFA Bank PLC
3.630% 09/01/16 (a)	3,100,000	3,100,000
Series 1997 B, SPA: Landesbank Hessen-Thuringen
3.660% 08/01/15 (a)	9,145,000	9,145,000
Series 2001 B, SPA: Landesbank Hessen-Thuringen
3.630% 01/01/21 (a)	1,500,000	1,500,000
Series 2001 C, SPA: State Street Bank & Trust Co.
3.630% 01/01/21 (a)	495,000	495,000

See Accompanying Notes to Financial Statements.

11

Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Massachusetts (continued)
Series 2006 A, SPA: Dexia Credit Local
3.660% 03/01/26 (a)	1,100,000	1,100,000
Series 2006 B-06, Insured: FGIC, SPA: Wachovia Bank N.A.
3.550% 08/01/21 (a)	4,980,000	4,980,000
Series 2006, Insured: FSA, LIQ FAC: Rabobank Nederland
3.680% 09/01/24 (a)	5,710,000	5,710,000
MA University Building Authority Facilities
Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services
3.670% 05/01/12 (a)	4,125,000	4,125,000
Series 2006, Insured: AMBAC, SPA: DEPFA Bank PLC
3.520% 11/01/34 (a)	4,080,000	4,080,000
MA Water Pollution Abatement
Series 2002,
5.000% 08/01/07	1,500,000	1,509,017
MA Water Resources Authority
3.600% 03/08/07	5,000,000	5,000,000
Series 2001 A, Insured: FGIC, SPA: Bayerische Landesbank
3.510% 08/01/23 (a)	1,630,000	1,630,000
Series 2001 B, Insured: FGIC, SPA: Bayerische Landesbank
3.510% 08/01/31 (a)	8,600,000	8,600,000

Massachusetts Total		250,370,606
Nebraska – 1.3%
NE Washington County Industrial Development Revenue
Cargill Inc., Series 2000, AMT, LOC: Wachovia Bank N.A.
3.720% 06/01/18 (a)	4,000,000	4,000,000

Nebraska Total		4,000,000
New York – 3.3%
NY New York City
3.700% 03/01/07	10,000,000	10,000,000
NY New York City Transitional Finance Authority
Series 2002 1-D, LIQ FAC: Landesbank Hessen-Thuringen
3.610% 11/01/22 (a)	135,000	135,000

New York Total		10,135,000

See Accompanying Notes to Financial Statements.

12

Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Puerto Rico – 9.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005, Insured: AMBAC, LIQ FAC: Dexia Credit Local
3.640% 07/01/41 (a)	5,995,000	5,995,000
Series 2006, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services
3.640% 07/01/20 (a)	1,800,000	1,800,000
Series 2006-219, Insured: AMBAC, SPA: Merrill Lynch Capital Services
3.640% 07/01/18 (a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services
3.550% 07/01/24 (a)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003, Insured: CIFG, LIQ FAC: Morgan Stanley
3.640% 07/01/36 (a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank
3.650% 12/01/19 (a)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products
3.700% 09/03/09 (a)	10,000,000	10,000,000
Series 2003, Insured: MBIA, LIQ FAC: Morgan Stanley
3.640% 07/01/20 (a)	2,000,000	2,000,000
Series 2006, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co.
3.680% 07/01/35 (a)	2,000,000	2,000,000

Puerto Rico Total		30,795,000
Texas – 3.3%
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp., Series 2001, AMT, LOC: Bank of New York
3.690% 03/01/31 (a)	4,135,000	4,135,000

See Accompanying Notes to Financial Statements.

13

Columbia Massachusetts Municipal Reserves, February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Texas (continued)
TX Gulf Coast Waste Disposal Authority
Environmental Facilities Revenue, BP PLC, Series 2003, AMT,
3.690% 05/01/38 (a)	5,570,000	5,570,000
TX Port Corpus Christi Industrial Development Corp.
Citgo Petroleum Corp., Series 1998, AMT, LOC: JPMorgan Chase Bank
3.690% 08/01/28 (a)	615,000	615,000

Texas Total		10,320,000
Washington – 0.6%
WA Port Tacoma
Series 2006, AMT, Insured: XLCA, SPA: Banco Bilbao Vizcaya
3.720% 12/01/36 (a)	2,010,000	2,010,000

Washington Total		2,010,000

Total Municipal Bonds (Cost of $310,610,606)		310,610,606

Total Investments – 99.8% (Cost of $310,610,606)(b)		310,610,606

Other Assets & Liabilities, Net – 0.2%		708,559

Net Assets – 100.0%		311,319,165

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b)	Cost for federal income tax purposes is $310,610,606.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

14

Statements of Assets and Liabilities – Columbia Money Market Funds

February 28, 2007 (Unaudited)

	Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Assets

Investments, at cost	150,634,641	310,610,606

Investments, at value	150,634,641	310,610,606
Cash	4,529	579
Receivable for:
Fund shares sold	—	750
Interest	996,932	1,295,827
Deferred Trustees’ compensation plan	25,508	35,274
Expense reimbursement or waiver due from Investment Advisor and/or Administrator	17,505	18,758
Other Assets	21,394	16,325

Total Assets	151,700,509	311,978,119
Liabilities

Payable for:
Investments purchased	68,807	—
Distributions	324,566	530,554
Investment advisory fee	14,169	28,424
Administration fee	5,567	15,654
Transfer agent fee	1,028	1,164
Pricing and bookkeeping fees	6,434	8,272
Trustees’ fees	11,149	11,149
Audit fees	15,620	15,620
Shareholder services fees - Retail A Shares	2,377	9,668
Custody fee	1,782	1,807
Registration fee	11,165	—
Chief compliance officer expenses	1,130	1,368
Deferred Trustees’ fees	25,508	35,274

Total Liabilities	489,302	658,954

Net Assets	151,211,207	311,319,165
Net Assets Consist of

Paid-in capital	151,222,382	311,284,096
Undistributed (overdistributed) net investment income	(5,391)	35,069
Accumulated net realized loss	(5,784)	—

Net Assets	151,211,207	311,319,165
Retail A Shares

Net assets	29,626,070	109,263,416
Shares outstanding	29,633,185	109,226,553
Net asset value and offering price per share	1.00	1.00
G-Trust Shares
Net assets	121,585,137	202,055,749
Shares outstanding	121,589,199	202,057,544
Net asset value and offering price per share	1.00	1.00

See Accompanying Notes to Financial Statements.

15

Statements of Operations – Columbia Money Market Funds

For the Six Months Ended February 28, 2007 (Unaudited)

	Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Investment Income
Interest	2,703,795	4,740,149

Expenses
Investment advisory fee	113,053	197,578
Administration fee	37,844	85,735
Shareholder services fee - Retail A Shares	13,151	35,098
Transfer agent fee	2,693	3,257
Pricing and bookkeeping fees	38,740	47,138
Trustees’ fees	6,813	6,813
Custody fee	10,653	5,115
Audit fee	15,720	15,720
Legal fee	26,448	27,108
Registration fee	21,968	10,376
Chief compliance officer expenses	2,727	3,217
Other expenses	13,803	12,718

Total Expenses	303,613	449,873
Fees waived/reimbursed by Investment Advisor and/or Administrator	(131,447)	(148,714)
Custody earnings credit	(8,277)	(2,624)

Net Expenses	163,889	298,535

Net Investment Income	2,539,906	4,441,614
Net realized gain on investments	100	—

Net Increase Resulting from Operations	2,540,006	4,441,614

See Accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves			Columbia Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2007 ($)	Period Ended August 31, 2006 ($)(a)	Year Ended May 31, 2006 ($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Period Ended August 31, 2006 ($)(a)	Year Ended May 31, 2006 ($)
Operations
Net investment income	2,539,906	1,002,424	2,691,880	4,441,614	1,924,440	4,573,539
Net realized gain (loss) on investments	100	1,354	(6,799)	—	360	1,440

Net Increase Resulting from Operations	2,540,006	1,003,778	2,685,081	4,441,614	1,924,800	4,574,979
Distributions Declared to Shareholders
From net investment income:
Retail A Shares	(432,312)	(203,333)	(609,782)	(1,456,739)	(563,245)	(1,263,717)
G-Trust Shares	(2,107,594)	(799,091)	(2,082,098)	(2,984,875)	(1,361,195)	(3,309,822)

Total Distributions Declared to Shareholders	(2,539,906)	(1,002,424)	(2,691,880)	(4,441,614)	(1,924,440)	(4,573,539)
Share Transactions
Retail A Shares
Subscriptions	29,947,644	8,788,462	62,920,996	99,778,881	38,181,541	160,430,856
Distributions reinvested	432,109	203,317	607,924	1,454,222	562,086	1,239,608
Redemptions	(23,107,297)	(11,608,255)	(51,608,996)	(61,712,545)	(25,920,025)	(143,340,692)

Net Increase (Decrease)	7,272,456	(2,616,476)	11,919,924	39,520,558	12,823,602	18,329,772
G-Trust Shares
Subscriptions	128,822,905	87,377,591	128,829,038	173,930,655	68,957,524	317,744,452
Redemptions	(116,872,433)	(52,318,619)	(148,708,586)	(131,110,259)	(62,426,197)	(291,640,135)

Net Increase (Decrease)	11,950,472	35,058,972	(19,879,548)	42,820,396	6,531,327	26,104,317
Net Capital Share Transactions	19,222,928	32,442,496	(7,959,624)	82,340,954	19,354,929	44,434,089

Total Increase (Decrease) in Net Assets	19,223,028	32,443,850	(7,966,423)	82,340,954	19,355,289	44,435,529
Net Assets
Beginning of period	131,988,179	99,544,329	107,510,752	228,978,211	209,622,922	165,187,393
End of period	151,211,207	131,988,179	99,544,329	311,319,165	228,978,211	209,622,922
Undistributed (overdistributed) net investment income at end of period	(5,391)	(5,391)	(5,391)	35,069	35,069	34,709
Changes in Shares
Retail A Shares
Subscriptions	29,947,644	8,788,462	62,920,180	99,778,881	38,181,541	160,381,126
Distributions reinvested	432,109	203,317	607,924	1,454,222	562,086	1,239,608
Redemptions	(23,107,296)	(11,608,255)	(51,608,996)	(61,712,545)	(25,920,025)	(143,340,692)

Net Increase (Decrease)	7,272,457	(2,616,476)	11,919,108	39,520,558	12,823,602	18,280,042
G-Trust Shares
Subscriptions	128,822,905	87,377,591	128,829,038	173,930,655	68,957,524	317,744,342
Redemptions	(116,872,433)	(52,318,619)	(148,708,586)	(131,110,259)	(62,426,197)	(291,640,165)

Net Increase (Decrease)	11,950,472	35,058,972	(19,879,548)	42,820,396	6,531,327	26,104,177

(a)	The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-months period beginning June 1, 2006 through August 31, 2006.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2003 (c)		Year Ended October 31,
					2006 (b)		2005	2004			2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.016	(d)	0.008	(d)	0.024	(d)	0.010	0.004	0.004		0.009		0.024

Less Distributions Declared to Shareholders:
From net investment income	(0.016)		(0.008)		(0.024)		(0.010)	(0.004)	(0.004)		(0.009)		(0.024)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (e)(f)	1.64	%(g)	0.83	%(g)	2.43%		1.03%	0.37%	0.37	%(g)	0.88%		2.39%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(h)(i)	0.30	%(h)(i)	0.46	%(h)	0.64%	0.63%	0.63	%(i)	0.62%		0.62%
Waiver/reimbursement	0.17	%(i)	0.33	%(i)	0.14%		0.03%	0.01%	—	%(i)(j)	—	%(j)	—	%(j)
Net investment income	3.29	%(h)(i)	3.30	%(h)(i)	2.41	%(h)	0.96%	0.37%	0.64	%(i)	0.87%		2.36%
Net assets, end of period (000’s)	$29,626		$22,354		$24,970		$13,051	$238,118	$269,559		$298,769		$273,925

(a)	The Fund changed its fiscal year end from May 31 to August 31.
(b)	On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.
(c)	The Fund changed its fiscal year end from October 31 to May 31.
(d)	Per share data was calculated using the average shares outstanding during the period.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2004 (d)
					2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.017	(e)	0.009	(e)	0.025	(e)	0.011		0.001

Less Distributions Declared to Shareholders:
From net investment income	(0.017)		(0.009)		(0.025)		(0.011)		(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	1.69	%(h)	0.86	%(h)	2.52%		1.13%		0.13	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(i)(j)	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Waiver/reimbursement	0.17	%(j)	0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net investment income	3.39	%(i)(j)	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Net assets, end of period (000’s)	$121,585		$109,635		$74,575		$94,459		$10

(a)	The Fund changed its fiscal year end from May 31 to August 31.
(b)	Effective on November 23, 2005, Trust Shares were renamed as G-Trust Shares.
(c)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.
(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from custody credits had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights—Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2003 (c)		Year Ended October 31,
					2006 (b)		2005	2004			2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.016	(d)	0.008	(d)	0.024	(d)	0.011	0.004	0.004		0.010	0.026

Less Distributions Declared to Shareholders:
From net investment income	(0.016)		(0.008)		(0.024)		(0.011)	(0.004)	(0.004)		(0.010)	(0.026)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	1.65	%(g)	0.84	%(g)	2.47%		1.11%	0.42%	0.39	%(g)	1.02%	2.59%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.28	%(h)(i)	0.28	%(h)(i)	0.42	%(h)	0.60%	0.59%	0.58	%(i)	0.57%	0.59%
Waiver/reimbursement	0.11	%(i)	0.19	%(i)	0.08%		0.02%	0.01%	—	%(i)(j)	0.01%	—	%(j)
Net investment income	3.32	%(h)(i)	3.31	%(h)(i)	2.48	%(h)	1.04%	0.42%	0.67	%(i)	1.01%	2.55%
Net assets, end of period (000’s)	$109,263		$69,743		$56,919		$38,586	$283,822	$411,600		$447,525	$521,739

(a)	The Fund changed its fiscal year end from May 31 to August 31.
(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.
(c)	The Fund changed its fiscal year end from October 31 to May 31.
(d)	Per share data was calculated using the average shares outstanding during the period.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares

	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,			Period Ended May 31, 2004 (d)
					2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.017	(e)	0.009	(e)	0.025	(e)	0.012	0.001

Less Distributions Declared to Shareholders:
From net investment income	(0.017)		(0.009)		(0.025)		(0.012)	(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	1.69	%(h)	0.86	%(h)	2.54%		1.19%	0.14	%(h)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(i)(j)	0.20	%(i)(j)	0.34	%(i)	0.52%	0.51	%(j)
Waiver/reimbursement	0.11	%(j)	0.19	%(j)	0.08%		0.01%	0.01	%(j)
Net investment income	3.40	%(i)(j)	3.39	%(i)(j)	2.54	%(i)	1.12%	0.50	%(j)
Net assets, end of period (000’s)	$202,056		$159,235		$152,704		$126,602	$912

(a)	The Fund changed its fiscal year end from May 31 to August 31.
(b)	Effective on November 23, 2005, Trust Shares were renamed as G-Trust Shares.
(c)	On November 18, 2005, the Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.
(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from custody credits had an impact of less than 0.01%.
(j)	Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia Money Market Funds, February 28, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”).

Investment Goals

Columbia Connecticut Municipal Reserves seeks to provide current income exempt from federal income tax and the Connecticut state income tax on individuals, trusts and estates. Columbia Massachusetts Municipal Reserves seeks to provide current income exempt from federal income tax and the income tax imposed by the Commonwealth of Massachusetts. Both Funds seek relative stability of principal and liquidity.

Fund Shares

Each Fund may issue an unlimited number of shares and offers two series of shares: Retail A and G-Trust shares. Both series of shares are offered continuously at net asset value. Each series has its own expense structure. Retail A shares are only available to existing shareholders of Retail A shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and

22

Columbia Money Market Funds, February 28, 2007 (Unaudited)

warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Funds’ organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended August 31, 2006 was as follows:

	August 31, 2006		Long-Term Capital Gains
	Tax-Exempt Income	Ordinary Income
Columbia Connecticut Municipal Reserves	$988,375	$14,049	$—
Columbia Massachusetts Municipal Reserves	1,912,541	11,899	—

The following capital loss carryforwards for Connecticut Municipal Reserves, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
08/31/13	$440
08/31/14	5,445

During the period ended August 31, 2006, neither of the funds utilized capital loss carryforwards.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly at the annual rate of 0.15% of each Fund’s average daily net assets.

Columbia has voluntarily agreed to waive a portion of its investment advisory fee for the Funds so that such fee will not exceed 0.12% annually of each Fund’s average daily net assets. Columbia may revise or discontinue these waivers at any time.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of each Fund’s average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement described below.

23

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. Under the State Street Agreements, the combined fee payable to State Street by each Fund will not exceed $140,000 annually. The Funds also reimburse State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under separate agreements, Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. Under its pricing and bookkeeping agreement with the Funds, Columbia received an annual fee at the same fee structure described under the State Street Agreements above. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended February 28, 2007, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were less than 0.01%, of each Fund’s average daily net assets.

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

24

Columbia Money Market Funds, February 28, 2007 (Unaudited)

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing fees) exceed the annual rate of 0.20% of each Fund’s average daily net assets.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statements of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statements of Assets and Liabilities.

As a result of fund mergers, certain funds assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund’s assets.

Note 5. Shares of Beneficial Interest

As of February 28, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	2	18.2%
Columbia Massachusetts Municipal Reserves	1	33.2

As of February 28, 2007, the Funds also had shareholders that held greater than 5% of the shares outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	80.4%
Columbia Massachusetts Municipal Reserves	1	64.9

Note 6. Disclosure of Significant Risks and Contingencies

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Funds are more susceptible to economic and political factors

25

Columbia Money Market Funds, February 28, 2007 (Unaudited)

adversely affecting issuers of each respective state’s specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

The Funds each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investor Services, Inc. At February 28, 2007, investments supported by private issuers that represent greater than 5% of the total investments of the Fund are as follows:

Columbia Connecticut Municipal Reserves
Ambac Assurance Corp.	9.1%
MBIA Insurance Corp.	12.7%

Columbia Massachusetts Municipal Reserves
MBIA Insurance Corp.	8.2%
Ambac Assurance Corp.	8.7%
Financial Guaranty Insurance Co.	8.2%
Financial Security Assurance, Inc.	6.2%

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently,

26

Columbia Money Market Funds, February 28, 2007 (Unaudited)

additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Note 7. Comparability of Financial Statements.

Effective August 16, 2006, the Board of Trustees of the Funds approved a proposal to change the year-end of the Funds from May 31 to August 31. Accordingly, the accompanying prior period financial statements pertain to the period from June 1, 2006 to August 31, 2006.

27

Board Consideration and Re-Approval of Investment Advisory Agreements

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Columbia Funds Series Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Columbia Connecticut Municipal Reserves and the Columbia Massachusetts Municipal Reserves. The investment advisory agreement with CMA is referred to as an “Advisory Agreement.” The funds identified above are each referred to as a “Fund” and collectively referred to as the “Funds.”

More specifically, at meetings held on October 17-18, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Funds, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Funds.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Fund Performance and Expenses

The Board considered the one-year, three-year, five-year and ten-year performance results for each of the Funds, as relevant. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Fund (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to each Fund’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund’s Peer Group and Universe and considered potential bias resulting from the selection methodology.

The Board received and considered statistical information regarding each Fund’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund’s Peer Group and Universe, which comparative data was provided by Lipper. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for performance would differ from that of expenses to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked each Fund based on: (i) each Fund’s one-year performance compared to actual management fees; (ii) each Fund’s one-year performance

28

Board Consideration and Re-Approval of Investment Advisory Agreements (continued)

compared to total expenses; (iii) each Fund’s three-year performance compared to actual management fees; and (iv) each Fund’s three-year performance compared to total expenses.

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rates combined with the administration fee rates, payable by the Funds to CMA for investment advisory services (the “Advisory Agreement Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to a settlement agreement entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares. The Board also noted reductions in net advisory rates and/or total expenses of certain Funds across the fund complex, including in conjunction with certain Fund mergers. The Board also recognized the possibility that certain Funds would reach breakpoints sooner because of the new assets obtained as a result of a merger. Additionally, the Board received and afforded specific attention to information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in their respective Peer Groups.

For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds’ Advisory Agreement. The Board engaged in further review of Columbia Cash Reserves because its Net Advisory Rate, performance over some periods, and total expense ratio were appreciably outside of the median range of its Peer Group. However, the Board noted other factors such as improving performance and the compression of expense ratios resulting in small differences in expense ratios causing funds to fall into different quintiles within the Peer Group that outweighed the factors noted above. The Board also specifically reviewed Columbia Municipal Reserves and Columbia Tax-Exempt Reserves because their Net Advisory Rates and performance over some periods were appreciably outside the median range of their Peer Groups. However, the Board noted that other factors, such as total expense ratios that were not outside the median range of the Funds’ Peer Groups or expense Universes, outweighed the factors noted above.

The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed pursuant to the NYAG Settlement. During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. His report includes information about fees and expenses paid to CMA and their reasonableness in light of industry standards. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

After discussion with the Board, management indicated that it would review the advisory fees charged to certain money market Funds. The Board requested that management’s report concerning its review be prepared and delivered as soon as available prior to the next annual review of the advisory contracts.

The Board concluded that the factors noted above supported the Advisory Agreement Rates and the Net Advisory Rates, and the approval of the Advisory Agreement for both of the Funds.

Profitability

The Board received and considered a profitability analysis of CMA based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further

29

Board Consideration and Re-Approval of Investment Advisory Agreements (continued)

economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients

The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including institutional investors. In this regard, the Board concluded that, where the Advisory Agreement Rates and Net Advisory Rates were appreciably higher than the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Funds. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

Summary of Management Fee Evaluation by Independent Fee Consultant

INDEPENDENT FEE CONSULTANT’S EVALUATION OF THE PROCESS BY WHICH MANAGEMENT FEES ARE NEGOTIATED FOR THE COLUMBIA MUTUAL FUNDS OVERSEEN BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 18, 2006

I. Overview

Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc. (“CFD”1) agreed on February 9, 2005 to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Nations Fund (“Fund” and together with all such funds or a group of such funds as the “Funds”) only if the Independent Members of the Fund’s Board of Trustees (such Independent Members of the Fund’s Board together with the other members of the Fund’s Board, referred to as the “Trustees”) appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds’ Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.”

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

[1]

CMA and CFD are subsidiaries of Columbia Management Group, Inc. (“CMG”), which also is the parent of Columbia Management Services, Inc., the Funds’ transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

[2]

I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship that I may have with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

31

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services. The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contained recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.	Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, fee waivers, expense reimbursements, and CMG’s costs and profitability.

2.	Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG’s fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. (“Lipper”) in performing the Trustees’ screening procedures.

3.	Recommendation: Trustees should consider whether…the fund-by-fund screen…should place comparable emphasis on both basis point and quintile information in their evaluation of the fund. Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.	Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than the fee waiver process to deal with fund underperformance, especially when evaluating premium-priced funds that begin to encounter poor performance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the causes of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.	Recommendation: Trustees should consider asking CMG to exert more effort in matching the 66 Nations Funds to the relevant institutional accounts for fee comparison purposes.

Status: CMG has made the relevant matches between the Funds and institutional accounts in 2006.

6.	Recommendation: Fifty-six percent of funds have yet to reach their first management fee breakpoint. Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

32

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG’s view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG’s analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds’ assets increase.

7.	Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Principal Finding

A. General

1.	Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.	In my view, the process by which the management fees of the Funds have been negotiated in 2006 has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong. For each of the one-, three-, and five-year performance periods, around half the Funds are ranked in the first and second quintiles and over three-fourths are in the first three quintiles.

4.	Performance rankings of equity funds have been consistently concentrated in the first two quintiles for the three performance periods. Equity fund performance improved slightly in 2006 for the one- and three-year performance periods over that in 2005.

5.	Rankings of fixed-income funds and money market funds have been relatively evenly distributed across performance quintiles. The one-year performance of fixed-income funds slipped slightly in 2006, while that of money market funds worsened for all periods.

6.	The Funds’ performance adjusted for risk shows slightly less strength as compared to performance that has not been adjusted for risk. Nonetheless, risk-adjusted performance is relatively strong.

7.	The construction of the performance universe that is used to rank a Fund’s performance relative to comparable funds may bias the Fund’s ranking upward within the universe. The bias occurs because the universe includes all share classes of multi-class funds and because either the no-load or A share class of the Fund is ranked. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and, given all else, would outperform many of the B and C share classes in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance of the Funds for the one-year performance period. With the adjustment, the rankings for this period are more evenly distributed.

C. Management Fees Charged by Other Mutual Fund Companies

8.	Total expenses of the Funds are generally low relative to those of comparable funds. Two-thirds of the Funds are in the first two quintiles, and nearly 86 percent are in the first three quintiles. Actual management fees are much less concentrated in the low-fee quintiles and contractual management fees are considerably less so. Rankings of fixed-income funds are more highly concentrated in the low-fee quintiles than are those of equity and money market funds.

9.	The relationship between the distribution of the rankings for the three fee and expense measures partly reflects the use of waivers and reimbursements that lower actual management fees and total expenses. In addition, non-management expenses of the Funds are relatively low.

33

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

10.	The rankings of equity and fixed-income funds by actual management fees and total expenses were largely the same in 2005 and 2006 while those for money market funds shifted toward higher relative fees. Many individual funds changed rankings between 2005 and 2006. These changes may have partly reflected the sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years. In addition, the ranking changes may have reflected the use of fee waivers and expense reimbursements by CMG and other fund companies, as well as the consolidation of transfer agency functions by CMG.

11.	Funds with the highest relative fees and expenses are subadvised. These funds account for 75 percent of the fourth and fifth quintile rankings for the three fee and expense measures combined. Fourteen of the 15 subadvised funds are in bottom two quintiles for contractual management fees, twelve are in the bottom two quintiles for actual management fees, and seven are in the bottom two quintiles for total expenses.

12.	Most of the subadvised Funds have management fees that are 15 to 20 basis points higher than those of their nonsubadvised Columbia counterparts. CMG has indicated that the premium in the management fee reflects the superior performance record of the subadvisory firms. The three- and five-year performance rankings of the subadvised funds are, in fact, relatively strong.

13.	The actual management fee for Columbia Cash Reserves is high within its expense peer group. The money market fund is the second largest in its peer group, and its assets significantly exceed the assets of the ten smaller funds. Six of the smaller funds have actual management fees that are lower than Columbia Cash Reserves’ fee, and the average management fee of the ten smaller funds is 9 percent lower than that of Columbia Cash Reserves.

D. Review Funds

14.	CMG has identified 22 Funds for review based upon their relative performance or expenses. Thirteen of the review funds are subadvised funds, and 18 were subject to review in 2004 or 2005.

E. Possible Economies of Scale

15.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economy of scale as arising at the complex level and regards estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale.

16.	The memo describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. Although of significant benefit to shareholders, these measures have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

17.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds’ management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds’ management fees and institutional fees are consistent with those seen generally in the marketplace. Nonetheless, the difference between mutual fund management fees and institutional advisory fees appears to be large for several investment strategies.

G. Revenues, Expenses, and Profits

18.	The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

19.	Profitability generally increases with asset size. Small funds are typically unprofitable.

34

Summary of Management Fee Evaluation by Independent Fee Consultant (continued)

IV. Recommendations

A. Performance

1.	Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments that could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.	Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Fees and Expenses

3.	Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to Marsico Capital Management (“MCM”) in as much as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

C. Economies of Scale

4.	Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of scale economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

5.	If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market funds and the Retirement Portfolios.

D. Institutional Fees

6.	Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

E. Profitability

7.	Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

8.	Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

9.	Trustees may wish to consider the treatment of the revenue sharing with the Private Bank division of Bank of America in their review of CMG’s profitability.

Respectfully submitted,

John D. Rea

35

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.	Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.	CMG’s expenses and profitability obtained directly from CMG;

3.	Information on CMG’s organizational structure;

4.	Profitability of publicly traded asset managers from Lipper;

5.	Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.	Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.	Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.	Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.	Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting (“NERA”) to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

36

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

37

Columbia Money Market Funds

Semiannual Report – February 28, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC - 44/129104 - 0207 (04/07) 07/37367

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007